UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104
(Address of principal executive offices)           (Zip code)
Randall W. Merk
Charles Schwab Family of Funds
101 Montgomery Street, San Francisco, California 94104
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2009 – March 31, 2009

Item 1. Schedule of Investments.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. Treasury notes, for which the rate shown is their interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

86.4%	Fixed-Rate Obligations	20,894,309	20,894,309
9.4%	Variable-Rate Obligations	2,293,523	2,293,523
4.1%	Other Investments	983,024	983,024

99.9%	Total Investments	24,170,856	24,170,856
0.1%	Other Assets and Liabilities, Net		12,445

100.0%	Net Assets		24,183,301

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Fixed-Rate Obligations 86.4% of net assets

Bank Notes 2.6%
Bank of America, N.A., (FDIC Insured)
0.54%, 06/08/09 (a)(f)	200,000	200,000
0.52%, 06/09/09 (a)(f)	38,000	38,000
0.75%, 08/24/09 (a)(f)	199,000	199,000
Wells Fargo Bank, N.A.
0.25%, 04/03/09	131,000	131,000
0.25%, 04/21/09	62,000	62,000

		630,000

Certificates of Deposit 31.5%
Australia & New Zealand Banking Group Ltd.
1.05%, 04/02/09	11,000	11,000
0.47%, 04/16/09	50,000	50,000
0.80%, 05/01/09	47,000	47,000
0.90%, 05/07/09	50,000	50,000
0.72%, 06/11/09	45,000	45,000
0.73%, 06/15/09	25,000	25,000
Banco Bilbao Vizcaya Argentaria S.A.
0.50%, 04/15/09	190,000	190,000
0.60%, 04/22/09	26,000	26,000
Bank of America, N.A.
0.62%, 04/28/09	24,000	24,000
0.60%, 05/18/09	69,000	69,000
0.80%, 06/05/09	5,000	5,000
Bank of Nova Scotia
0.56%, 04/01/09	100,000	100,000
0.90%, 04/06/09	137,000	137,000
0.55%, 04/07/09	100,000	100,000
0.50%, 04/20/09	20,000	20,000
0.75%, 06/16/09	21,000	21,000
Bank of Tokyo Mitsubishi UFJ Ltd.
1.03%, 04/21/09	8,000	8,000
1.10%, 06/05/09	14,000	14,000
Barclays Bank PLC
0.75%, 04/09/09	62,000	62,000
0.79%, 04/09/09	17,000	17,000
1.25%, 05/11/09	22,000	22,000
1.35%, 05/20/09	45,000	45,000
1.35%, 05/27/09	33,000	33,000
1.35%, 05/28/09	26,000	26,000
1.37%, 06/10/09	17,000	17,000
BNP Paribas
1.20%, 04/02/09	211,000	211,000
0.87%, 04/07/09	350,000	350,000
0.86%, 04/09/09	131,000	131,000
0.70%, 04/20/09	13,000	13,000
0.93%, 04/29/09	100,000	100,000
0.98%, 05/06/09	81,000	81,000
0.97%, 06/03/09	50,000	50,000
1.02%, 07/06/09	14,000	14,000
0.98%, 07/07/09	38,000	38,000
1.05%, 07/09/09	9,000	9,000
1.05%, 07/10/09	5,000	5,000
1.20%, 07/16/09	9,000	9,000
Chase Bank (USA), N.A.
0.40%, 04/06/09	83,000	83,000
0.40%, 04/08/09	60,000	60,000
0.51%, 04/09/09	121,000	121,000
0.35%, 04/13/09	68,000	68,000
0.50%, 04/13/09	64,000	64,000
0.35%, 04/16/09	30,000	30,000
0.55%, 06/17/09	79,000	79,000
Citibank, N.A.
0.85%, 04/23/09	75,000	75,000
1.00%, 04/28/09	25,000	25,000
1.20%, 06/05/09	100,000	100,000
1.30%, 06/10/09	227,000	227,000
1.30%, 06/11/09	79,000	79,000
Commonwealth Bank of Australia
0.90%, 05/08/09	50,000	50,000
Credit Agricole S.A.
0.60%, 04/16/09	101,000	101,000
0.72%, 04/17/09	110,000	110,000
1.00%, 05/04/09	21,000	21,000
1.12%, 06/02/09	119,000	119,000
1.00%, 06/04/09	9,000	9,000
1.00%, 06/05/09	5,000	5,000
DnB NOR Bank ASA
0.80%, 05/15/09	36,000	36,000
0.80%, 06/03/09	82,000	82,001

1

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
HSBC Bank PLC
0.81%, 04/06/09	65,000	65,000
1.00%, 04/06/09	42,000	42,000
0.85%, 05/05/09	97,000	97,000
1.00%, 06/11/09	60,000	60,000
1.00%, 06/18/09	43,000	43,000
Intesa Sanpaolo
0.97%, 05/22/09	117,000	117,000
1.05%, 06/09/09	6,000	6,000
Lloyds TSB Bank PLC
1.33%, 04/07/09	20,000	20,000
1.21%, 06/03/09	6,000	6,000
1.28%, 06/10/09	130,000	130,001
1.25%, 06/12/09	205,000	205,002
Mitsubishi UFJ Trust & Banking Corp.
1.22%, 05/18/09	140,000	140,000
1.25%, 05/27/09	164,000	164,000
1.23%, 05/29/09	39,000	39,000
Mizuho Corporate Bank Ltd.
1.00%, 04/09/09	119,000	119,000
0.95%, 05/11/09	100,000	100,000
0.95%, 05/12/09	32,000	32,000
National Australia Bank Ltd.
0.60%, 04/17/09	18,000	18,000
0.90%, 05/08/09	50,000	50,001
0.75%, 06/19/09	200,000	200,000
0.65%, 06/26/09	88,000	88,000
Nordea Bank Finland PLC
0.68%, 04/29/09	141,000	141,000
Rabobank Nederland
0.52%, 04/08/09	54,000	54,000
0.55%, 04/08/09	98,000	98,000
1.00%, 09/03/09	177,000	177,000
1.00%, 09/09/09	9,000	9,000
1.00%, 09/10/09	213,000	213,000
Royal Bank of Scotland PLC
1.40%, 06/25/09	65,000	65,000
1.25%, 06/29/09	50,000	50,000
Societe Generale
0.95%, 06/11/09	6,000	6,001
1.11%, 07/09/09	112,000	112,000
1.17%, 07/13/09	120,000	120,000
Sumitomo Mitsui Banking Corp.
0.55%, 04/01/09	166,000	166,000
0.90%, 05/06/09	10,000	10,000
1.15%, 05/06/09	20,000	20,000
1.16%, 05/07/09	50,000	50,000
Sumitomo Trust & Banking Co.
1.40%, 04/03/09	45,000	45,000
1.15%, 05/29/09	48,000	48,000
Svenska Handelsbanken AB
0.54%, 04/20/09	81,000	81,001
0.82%, 05/20/09	58,000	58,000
0.95%, 06/09/09	10,000	10,000
Toronto Dominion Bank
0.90%, 07/06/09	31,000	31,000
1.00%, 08/14/09	150,000	150,083
1.00%, 09/08/09	3,000	3,000
1.00%, 09/16/09	13,000	13,000
1.00%, 09/17/09	53,000	53,000
1.00%, 09/21/09	36,000	36,000
1.50%, 12/11/09	90,000	90,000
Union Bank, N.A.
0.65%, 04/16/09	85,000	85,000
Westpac Banking Corp.
0.70%, 06/12/09	175,000	175,000

		7,629,090

Commercial Paper & Other Corporate Obligations 24.9%
Alpine Securitization Corp.
0.47%, 04/02/09 (a)(b)(c)	5,000	5,000
0.40%, 04/29/09 (a)(b)(c)	22,000	21,993
0.55%, 05/18/09 (a)(b)(c)	77,000	76,945
0.55%, 05/20/09 (a)(b)(c)	17,000	16,987
Amsterdam Funding Corp.
0.50%, 04/06/09 (a)(b)(c)	28,000	27,998
0.50%, 04/07/09 (a)(b)(c)	25,000	24,998
Atlantis One Funding Corp.
0.60%, 04/22/09 (a)(b)(c)	389,000	388,864
0.62%, 04/29/09 (a)(b)(c)	5,000	4,998
0.72%, 05/04/09 (a)(b)(c)	29,000	28,981
0.97%, 06/08/09 (a)(b)(c)	8,000	7,985
Australia & New Zealand Banking Group
0.72%, 05/27/09	119,000	118,867
0.72%, 05/28/09	19,000	18,978
Bank of America Corp., (FDIC Insured)
0.60%, 07/13/09 (a)(f)	71,000	70,878
Cancara Asset Securitization, L.L.C.
0.55%, 04/02/09 (a)(b)(c)	105,000	104,998
0.55%, 04/03/09 (a)(b)(c)	40,000	39,999
0.82%, 04/09/09 (a)(b)(c)	29,000	28,995
1.08%, 04/27/09 (a)(b)(c)	5,000	4,996
1.05%, 04/29/09 (a)(b)(c)	6,000	5,995
1.05%, 05/06/09 (a)(b)(c)	55,000	54,944
1.08%, 05/07/09 (a)(b)(c)	17,000	16,982
CBA (Delaware) Finance, Inc.
0.57%, 04/23/09 (a)	23,100	23,092
0.79%, 05/26/09 (a)	232,000	231,720
0.80%, 06/02/09 (a)	8,000	7,989
0.75%, 06/15/09 (a)	16,000	15,975
Chariot Funding, L.L.C.
0.24%, 04/01/09 (a)(b)(c)	30,000	30,000
0.25%, 04/01/09 (a)(b)(c)	30,000	30,000
0.30%, 04/09/09 (a)(b)(c)	73,535	73,530
0.45%, 04/17/09 (a)(b)(c)	19,000	18,996
0.47%, 04/17/09 (a)(b)(c)	33,000	32,993
0.40%, 04/27/09 (a)(b)(c)	41,040	41,028
Citigroup Funding, Inc., (FDIC Insured)
0.55%, 06/12/09 (a)(f)	196,000	195,784
0.50%, 06/16/09 (a)(f)	63,000	62,933
0.50%, 06/17/09 (a)(f)	150,000	149,840
0.50%, 06/18/09 (a)(f)	40,000	39,957
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.85%, 04/01/09 (b)(c)	15,000	15,000
1.15%, 04/01/09 (b)(c)	100,000	100,000
1.15%, 04/06/09 (b)(c)	85,000	84,986
0.82%, 04/29/09 (b)(c)	93,000	92,941

2

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
1.30%, 06/12/09 (b)(c)	10,000	9,974
Danske Corp.
1.15%, 06/19/09 (a)(c)	231,000	230,417
1.20%, 06/26/09 (a)(c)	6,000	5,983
1.21%, 07/06/09 (a)(c)	5,000	4,984
1.20%, 07/14/09 (a)(c)	11,000	10,962
Falcon Asset Securitization Corp.
0.53%, 04/21/09 (a)(b)(c)	14,000	13,996
0.58%, 05/05/09 (a)(b)(c)	15,000	14,992
0.51%, 05/07/09 (a)(b)(c)	51,000	50,974
Gemini Securitization Corp., L.L.C.
0.50%, 04/01/09 (a)(b)(c)	29,000	29,000
0.55%, 04/03/09 (a)(b)(c)	16,000	16,000
0.70%, 04/07/09 (a)(b)(c)	107,000	106,988
0.72%, 04/09/09 (a)(b)(c)	45,000	44,993
0.80%, 05/05/09 (a)(b)(c)	58,000	57,956
0.70%, 05/12/09 (a)(b)(c)	14,000	13,989
General Electric Capital Corp., (FDIC Insured)
0.25%, 04/01/09 (a)(f)	45,000	45,000
0.40%, 05/06/09 (a)(f)	19,000	18,993
0.37%, 05/13/09 (a)(f)	130,000	129,944
0.37%, 05/14/09 (a)(f)	125,000	124,945
0.48%, 05/28/09 (a)(f)	120,000	119,909
0.47%, 08/21/09 (a)(f)	239,000	238,557
0.65%, 08/25/09 (a)(f)	12,000	11,968
0.58%, 09/11/09 (a)(f)	75,000	74,803
General Electric Co.
0.20%, 04/30/09	43,000	42,993
JP Morgan Chase & Co.
0.30%, 04/09/09	71,000	70,995
Jupiter Securitization Corp.
0.30%, 04/02/09 (a)(b)(c)	35,000	35,000
Kitty Hawk Funding Corp.
0.55%, 04/06/09 (a)(b)(c)	17,000	16,999
0.70%, 05/18/09 (a)(b)(c)	27,034	27,009
0.69%, 05/22/09 (a)(b)(c)	94,000	93,909
0.74%, 06/09/09 (a)(b)(c)	23,000	22,967
Nationwide Building Society U.S.
1.26%, 06/24/09	72,000	71,788
Nestle Capital Corp.
0.37%, 06/16/09 (c)	50,000	49,961
Nokia Corp.
0.55%, 04/15/09 (c)	82,000	81,982
Nordea North America, Inc.
0.88%, 05/05/09 (a)	25,000	24,979
Old Line Funding, L.L.C.
0.68%, 05/05/09 (a)(b)(c)	75,000	74,952
0.67%, 05/12/09 (a)(b)(c)	50,000	49,962
0.65%, 05/15/09 (a)(b)(c)	11,000	10,991
0.65%, 05/22/09 (a)(b)(c)	69,000	68,936
Rabobank USA Financial Corp.
0.75%, 06/02/09 (a)	27,000	26,965
Ranger Funding Co., L.L.C.
0.40%, 04/02/09 (a)(b)(c)	15,000	15,000
0.40%, 04/03/09 (a)(b)(c)	62,664	62,663
0.40%, 04/06/09 (a)(b)(c)	71,000	70,996
0.50%, 04/20/09 (a)(b)(c)	72,000	71,981
0.50%, 04/21/09 (a)(b)(c)	56,000	55,984
0.75%, 06/01/09 (a)(b)(c)	19,000	18,976
0.74%, 06/03/09 (a)(b)(c)	8,000	7,990
0.75%, 06/09/09 (a)(b)(c)	15,000	14,978
Sheffield Receivables Corp.
0.55%, 05/07/09 (a)(b)(c)	50,000	49,972
Societe Generale North America, Inc.
0.89%, 04/07/09 (a)	20,000	19,997
Solitaire Funding, L.L.C.
1.10%, 04/06/09 (a)(b)(c)	23,000	22,996
0.85%, 04/15/09 (a)(b)(c)	9,000	8,997
1.05%, 04/27/09 (a)(b)(c)	45,000	44,966
1.08%, 04/29/09 (a)(b)(c)	27,000	26,977
0.82%, 05/08/09 (a)(b)(c)	30,000	29,975
Thunder Bay Funding, L.L.C.
0.65%, 04/13/09 (a)(b)(c)	56,541	56,529
0.50%, 04/24/09 (a)(b)(c)	10,000	9,997
0.75%, 05/05/09 (a)(b)(c)	37,123	37,097
0.75%, 05/06/09 (a)(b)(c)	16,000	15,988
0.65%, 05/08/09 (a)(b)(c)	5,000	4,997
Ticonderoga Funding, L.L.C.
0.40%, 04/16/09 (a)(b)(c)	76,639	76,626
0.45%, 04/16/09 (a)(b)(c)	17,000	16,997
Variable Funding Capital Corp.
0.42%, 04/17/09 (a)(b)(c)	189,000	188,965
0.45%, 05/01/09 (a)(b)(c)	25,000	24,991
0.62%, 05/29/09 (a)(b)(c)	50,000	49,950
0.60%, 06/08/09 (a)(b)(c)	5,000	4,994
Westpac Securities NZ Ltd.
1.25%, 05/26/09 (a)(c)	45,000	44,914
Whistlejacket Capital, L.L.C., (SIV)
- , 03/20/08 (b)(c)(d)(e)	33,906	33,906
- , 05/19/08 (b)(c)(d)(e)	7,885	7,885
- , 06/16/08 (b)(c)(d)(e)	9,463	9,463
- , 08/06/08 (b)(c)(d)(e)	69,382	69,382
- , 08/07/08 (b)(c)(d)(e)	31,538	31,538
Windmill Funding Corp.
0.77%, 06/15/09 (a)(b)(c)	29,000	28,953
Yorktown Capital, L.L.C.
0.65%, 04/24/09 (a)(b)(c)	41,000	40,983
0.72%, 05/19/09 (a)(b)(c)	50,111	50,063
0.76%, 06/01/09 (a)(b)(c)	180,000	179,768
0.72%, 06/10/09 (a)(b)(c)	50,000	49,930

		6,019,224

Fixed-Rate Coupon Notes 0.6%
Freddie Mac
1.30%, 06/11/09	100,000	100,714
1.25%, 11/30/09	40,000	40,755

		141,469

Fixed-Rate Discount Notes 26.8%
Fannie Mae
1.21%, 04/27/09	354,000	353,693
1.21%, 04/28/09	100,000	99,910
1.16%, 05/01/09	40,000	39,962
0.25%, 05/04/09	45,000	44,990
0.39%, 05/18/09	56,000	55,971
0.32%, 06/02/09	149,000	148,918
1.31%, 06/22/09	155,000	154,541

3

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.50%, 07/01/09	113,000	112,857
0.50%, 07/02/09	89,000	88,886
0.76%, 12/01/09	62,000	61,685
Federal Home Loan Bank
0.20%, 04/03/09	14,000	14,000
0.29%, 04/07/09	25,000	24,999
0.19%, 04/13/09	200,000	199,987
0.36%, 04/17/09	170,000	169,973
0.34%, 04/20/09	55,000	54,990
0.31%, 04/24/09	15,000	14,997
0.38%, 05/08/09	173,000	172,932
0.38%, 05/12/09	235,000	234,898
0.30%, 05/15/09	15,000	14,994
1.72%, 05/18/09	300,000	299,334
0.60%, 08/14/09	40,000	39,910
0.60%, 08/21/09	170,000	169,598
0.62%, 09/01/09	50,000	49,868
0.60%, 09/09/09	265,160	264,448
1.22%, 12/04/09	130,000	128,930
Freddie Mac
1.00%, 04/08/09	500,000	499,903
1.18%, 04/24/09	130,000	129,903
0.30%, 04/28/09	155,000	154,965
0.27%, 05/06/09	100,000	99,974
1.16%, 05/11/09	250,000	249,681
1.16%, 05/12/09	375,000	374,509
0.40%, 05/19/09	75,000	74,960
1.37%, 05/26/09	130,000	129,730
0.45%, 06/01/09	40,000	39,969
0.45%, 06/04/09	300,000	299,760
0.50%, 06/05/09	220,000	219,801
0.46%, 06/09/09	60,000	59,948
0.46%, 06/10/09	84,000	83,926
0.60%, 08/17/09	132,000	131,697
0.60%, 09/01/09	185,000	184,528
0.62%, 09/01/09	290,000	289,236
0.60%, 09/02/09	170,000	169,564
0.70%, 09/14/09	50,000	49,839
0.61%, 09/15/09	180,000	179,491
0.70%, 09/23/09	38,000	37,871

		6,474,526

Total Fixed-Rate Obligations (Cost $20,894,309)		20,894,309

Variable-Rate Obligations 9.4% of net assets
Bank of America, N.A.
1.37%, 04/30/09	200,000	200,000
1.44%, 05/06/09	150,000	150,000
Bank of America, N.A., (FDIC Insured)
1.19%, 05/05/09 (a)(f)	111,000	111,000
Barclays Bank PLC
1.62%, 05/21/09	154,000	154,000
Breckenridge Terrace, L.L.C.
1.70%, 04/02/09 (a)	1,000	1,000
Commonwealth Bank of Australia
1.43%, 05/05/09	50,000	50,000
Deutsche Bank AG
1.46%, 06/22/09	100,000	100,000
Eagle County, CO
1.70%, 04/02/09 (a)	2,000	2,000
Fannie Mae
1.24%, 04/13/09	470,000	469,768
1.18%, 05/05/09	120,000	119,941
Federal Home Loan Bank
1.03%, 04/06/09	200,000	200,000
0.63%, 06/22/09	100,000	100,000
Freddie Mac
1.19%, 06/24/09	214,000	213,929
Goldman Sachs & Co., (FDIC Insured)
2.02%, 06/16/09 (c)(d)(f)	75,000	75,000
1.47%, 06/17/09 (a)(f)	25,000	25,000
Rabobank Nederland
1.33%, 06/29/09	70,000	70,000
Societe Generale
1.16%, 06/11/09	120,000	120,000
Svenska Handelsbanken AB
1.64%, 04/06/09 (a)(c)	50,000	50,000
Tenderfoot Seasonal Housing, L.L.C.
1.70%, 04/02/09 (a)	2,885	2,885
Westpac Banking Corp.
1.55%, 05/20/09	79,000	79,000

Total Variable-Rate Obligations (Cost $2,293,523)		2,293,523

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Other Investments 4.1% of net assets

Repurchase Agreements 4.1%
Bank of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $40,800
0.10%, issued 03/31/2009, due 04/01/09	40,000	40,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $178,500
0.24%, issued 03/31/2009, due 04/01/09	175,001	175,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $81,600
0.18%, issued 03/31/09, due 04/01/09	80,000	80,000
Credit Suisse Securitites (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $102,002
0.15%, issued 03/31/2009, due 04/01/09	100,000	100,000

4

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $232,588
0.28%, issued 03/31/2009, due 04/01/09	228,026	228,024
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $122,400
0.14%, issued 03/31/09, due 04/01/09	120,000	120,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $244,800
0.17%, issued 03/31/09, due 04/01/09	240,001	240,000

Total Other Investments (Cost $983,024)		983,024

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/09, the tax basis cost of the fund’s investments was $24,170,856.

(a)	Credit-enhanced security.

(b)	Asset-backed security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,186,375 or 17.3% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $227,174 or 0.9% of net assets.

(e)	Security is in default. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 under the Investment Company Act of 1940. As required under Rule 2a-7, the Board of Trustees of the fund’s met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund’s to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the fund’s that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the fund’s met on February 21, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund’s to dispose of the Notes at that time. On October 27, 2008, the Issuer of Whistlejacket, through its receiver, made a partial distribution, reflecting payment of principal and interest to all senior creditors of Whistlejacket. The fund received a distribution of $44,567.

(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that it is backed by the full faith and credit of the United States.

5

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Treasury Guaranty Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through September 18, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties
Level 1 — Quoted Prices	$0
Level 2 — Other Significant Observable Inputs	24,170,856
Level 3 — Significant Unobservable Inputs	0

Total	$24,170,856

REG47712MAR09

6

The Charles Schwab Family of Funds
Schwab California Municipal Money FundTM
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.7%	Municipal Securities	9,451,526	9,451,526
0.2%	Other Investment	17,700	17,700

99.9%	Total Investments	9,469,226	9,469,226
0.1%	Other Assets and Liabilities, Net		11,887

100.0%	Net Assets		9,481,113

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 99.7% of net assets

California 98.8%
Affordable Housing Agency
M/F Housing RB (Westridge at Hilltop Apts)
Series 2003A
0.35%, 04/02/09 (a)(b)	4,720	4,720
Alameda Cnty IDA
RB (Aitchison Family)
Series 1993A
0.60%, 04/01/09 (a)(b)	2,400	2,400
RB (JMS Family)
Series 1995A
0.60%, 04/01/09 (a)(b)	1,000	1,000
Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts)
Series 1997A
0.47%, 04/02/09 (a)(b)	3,295	3,295
M/F Housing RB (Port Trinidad Apts)
Series 1997C
0.47%, 04/02/09 (a)(b)	1,840	1,840
M/F Housing Refunding RB (Sage Park)
Series 1998A
0.55%, 04/02/09 (a)(b)	5,500	5,500
Anaheim Redevelopment Agency
Tax Allocation Refunding Bonds
Series 2007A
0.46%, 04/02/09 (a)(b)(c)(d)	5,255	5,255
Association of Bay Area Governments
COP (Harker School Foundation)
Series 1998
0.40%, 04/01/09 (a)(b)	3,730	3,730
COP (Harker School)
Series 2007
0.40%, 04/01/09 (a)(b)	9,920	9,920
M/F Housing RB (GAIA Building)
Series 2000A
0.60%, 04/02/09 (a)(b)	1,545	1,545
M/F Housing RB (Artech Building)
Series 1999A
0.60%, 04/02/09 (a)(b)	3,200	3,200
M/F Housing RB (Crossing Apts)
Series 2002A
0.55%, 04/02/09 (a)(b)(f)	18,500	18,500
M/F Housing RB (Miramar Apts)
Series 2000A
0.55%, 04/02/09 (a)(b)	15,000	15,000
M/F Housing RB (Mountain View Apts)
Series 1997A
1.10%, 04/02/09 (a)(b)	5,655	5,655
RB (Air Force Village West)
Series 2005
0.44%, 04/02/09 (a)(b)	10,495	10,495
RB (Brandeis Hillel Day School)
Series 2001
1.25%, 04/02/09 (a)(b)	8,790	8,790
RB (Francis Parker School)
Series 2005
0.37%, 04/02/09 (a)(b)	5,000	5,000
RB (Pacific Primary)
Series 2008
0.55%, 04/02/09 (a)(b)	4,550	4,550
RB (Public Policy Institute of California)
Series 2001A
0.37%, 04/02/09 (a)(b)	9,950	9,950
RB (San Francisco Univ High School)
Series A
1.25%, 04/02/09 (a)(b)	5,820	5,820
RB (Sharp HealthCare)
Series 2009A
0.30%, 04/01/09 (a)(b)	30,000	30,000
Refunding RB (Eskaton Properties)
Series 2008A
0.44%, 04/02/09 (a)(b)	11,450	11,450
Refunding RB (Eskaton Properties)
Series 2008B
0.44%, 04/02/09 (a)(b)	15,900	15,900
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2003C
0.27%, 04/02/09 (a)(c)	41,820	41,820
San Francisco Bay Area Toll Bridge RB
Series 2006F & 2007F
0.42%, 04/02/09 (a)(c)(d)	27,000	27,000
San Francisco Bay Area Toll Bridge RB
Series 2006 & 2008 F1
0.54%, 04/02/09 (a)(c)(d)	16,910	16,910
San Francisco Bay Area Toll Bridge RB
Series 2007C1
0.25%, 04/02/09 (a)(c)	5,000	5,000

1

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
San Francisco Bay Area Toll Bridge RB
Series 2007E3
0.25%, 04/02/09 (a)(c)	3,500	3,500
San Francisco Bay Area Toll Bridge RB
Series 2007F & Series 2008 F1
0.54%, 04/02/09 (a)(c)(d)	18,045	18,045
San Francisco Bay Area Toll Bridge RB
Series 2008C1
0.22%, 04/02/09 (a)(c)	11,540	11,540
California
Economic Recovery Bonds
Series 2004C15
2.00%, 04/01/09 (a)(b)(c)	2,265	2,265
Economic Recovery Bonds
Series 2004C16
2.00%, 04/01/09 (a)(b)(c)	12,000	12,000
GO Bonds
0.39%, 04/02/09 (a)(b)(c)(d)	23,825	23,825
GO Bonds
0.44%, 04/02/09 (a)(b)(c)(d)	28,608	28,608
GO Bonds
0.44%, 04/02/09 (a)(b)(c)(d)	10,000	10,000
GO Bonds
Series 1999
0.54%, 04/02/09 (a)(b)(c)(d)	10,620	10,620
GO Bonds
Series 2003C1
0.35%, 04/02/09 (a)(b)	3,200	3,200
GO Bonds
Series 2003C2
0.40%, 04/02/09 (a)(b)	27,150	27,150
GO Bonds
Series 2003C3
0.35%, 04/02/09 (a)(b)	10,800	10,800
GO Bonds
Series 2003C4
0.35%, 04/02/09 (a)(b)	24,700	24,700
GO Refunding Bonds
0.42%, 04/02/09 (a)(b)(c)(d)	15,000	15,000
GO Refunding Bonds
1.00%, 07/30/09 (b)(c)(d)	13,110	13,110
GO Refunding Bonds
Series 2007
0.46%, 04/02/09 (a)(b)(c)(d)	3,126	3,126
0.54%, 04/02/09 (a)(b)(c)(d)	11,570	11,570
Various Purpose GO Bonds
0.44%, 04/02/09 (a)(b)(c)(d)	37,275	37,275
Various Purpose GO Bonds
0.72%, 04/02/09 (a)(b)(c)(d)	9,000	9,000
Various Purpose GO Bonds
0.78%, 04/02/09 (a)(b)(c)(d)	17,520	17,520
Various Purpose GO Bonds
1.60%, 04/02/09 (a)(b)(c)(d)	61,330	61,330
California Department of Water Resources
Power Supply RB
Series 2002B-6
0.30%, 04/02/09 (a)(b)	9,000	9,000
Power Supply RB
Series 2002C10
0.20%, 04/02/09 (a)(b)	73,810	73,810
Power Supply RB
Series 2008J2
0.15%, 04/02/09 (a)(b)	50,000	50,000
Water System RB (Central Valley)
Series AE
0.42%, 04/02/09 (a)(c)(d)	4,895	4,895
California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group)
Series 1998
0.55%, 04/02/09 (a)(b)	8,600	8,600
IDRB (Calco)
Series 1997
0.38%, 04/01/09 (a)(b)	1,280	1,280
California Educational Facilities Auth
RB (Univ of La Verne)
Series 2008
1.25%, 04/02/09 (a)(b)	16,250	16,250
RB (Univ of Southern California)
Series 2007A
0.42%, 04/02/09 (a)(c)(d)	1,590	1,590
RB (Pomona College)
Series 2008B
0.28%, 04/02/09 (a)(c)	6,000	6,000
RB (Univ of Southern California)
Series 2009A
0.96%, 04/02/09 (a)(c)(d)	15,790	15,790
California Enterprise Development Finance Auth
RB (Sconza Candy)
Series 2008A
0.73%, 04/02/09 (a)(b)	10,000	10,000
California Health Facilities Financing Auth
RB (Catholic Healthcare West)
Series 2008A
0.30%, 04/01/09 (a)(b)	9,600	9,600
RB (Catholic Healthcare West)
Series 2008B
0.30%, 04/01/09 (a)(b)	22,700	22,700
RB (Catholic Healthcare West)
Series 2008F
0.45%, 04/01/09 (a)(b)	29,250	29,250
RB (Kaiser Permanente)
Series 2006E
0.70%, 04/06/09	40,000	40,000
0.75%, 06/03/09	2,500	2,500
RB (Scripps Health)
Series 2008D
0.30%, 04/01/09 (a)(b)	40,935	40,935
RB (Scripps Health)
Series 2008F
0.21%, 04/01/09 (a)(b)	3,890	3,890
RB (Scripps Health)
Series 2008G
0.30%, 04/01/09 (a)(b)	4,245	4,245

2

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Sutter Health)
Series 2007A
0.42%, 04/02/09 (a)(c)(d)	70,000	70,000
California HFA
Home Mortgage RB
Series 2002B
4.00%, 04/01/09 (a)(b)(c)	13,790	13,790
Home Mortgage RB
Series 2002J
0.95%, 04/01/09 (a)(c)(e)	65,000	65,000
Home Mortgage RB
Series 2003F
3.00%, 04/01/09 (a)(b)(c)	20,480	20,480
Home Mortgage RB
Series 2003K
0.95%, 04/01/09 (a)(c)	6,200	6,200
0.95%, 04/01/09 (a)(c)	26,905	26,905
Home Mortgage RB
Series 2003M
0.55%, 02/12/09 (a)(c)	5,000	5,000
0.55%, 04/01/09 (a)(c)	2,315	2,315
Home Mortgage RB
Series 2005A
3.25%, 04/01/09 (a)(c)	85,875	85,875
Home Mortgage RB
Series 2005H
3.25%, 04/01/09 (a)(c)	23,405	23,405
Home Mortgage RB
Series 2006I
0.60%, 04/02/09 (a)(c)(d)	4,620	4,620
Home Mortgage RB
Series 2007E
0.64%, 04/02/09 (a)(c)(d)	2,000	2,000
Home Mortgage RB
Series 2007G
0.69%, 04/02/09 (a)(c)(d)	4,995	4,995
Home Mortgage RB
Series 2008K
0.64%, 04/02/09 (a)(c)(d)	4,360	4,360
Home Mortgage RB
Series 2008M
0.69%, 04/02/09 (a)(c)(d)	12,030	12,030
M/F Housing RB III
Series 2001E
0.60%, 04/01/09 (a)(c)	34,480	34,480
M/F Housing RB III
Series 2001G
0.70%, 04/01/09 (a)(c)	13,325	13,325
M/F Housing RB III
Series 2002A
0.60%, 04/01/09 (a)(c)	7,010	7,010
M/F Housing RB III
Series 2002E
0.60%, 04/01/09 (a)(c)	47,535	47,535
M/F Housing RB III
Series 2008B
3.50%, 04/01/09 (a)(c)	2,500	2,500
California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing)
Series 2005
0.67%, 04/02/09 (a)(b)	5,900	5,900
IDRB (American-De Rosa Lamp Arts)
Series 1999
0.65%, 04/01/09 (a)(b)	4,950	4,950
IDRB (Fairmont Sign)
Series 2000A
0.90%, 04/02/09 (a)(b)	4,250	4,250
IDRB (Nelson Name Plate)
Series 1999
0.55%, 04/01/09 (a)(b)	2,150	2,150
RB (Orange Cnty Performing Arts Center)
Series 2008A
0.30%, 04/01/09 (a)(b)	1,700	1,700
RB (Sage Hill School)
Series 2008
1.25%, 04/02/09 (a)(b)	9,500	9,500
RB (Bay Area Toll Bridges Seismic Retrofit)
Series 2003A
3.19%, 04/02/09 (a)(b)(c)(d)	31,165	31,165
RB (Colburn School)
Series 2008
1.60%, 04/02/09 (a)(b)	5,400	5,400
RB (Contemporary Jewish Museum)
Series 2006
0.30%, 04/01/09 (a)(b)	6,275	6,275
RB (RAND Corp)
Series 2008A
0.35%, 04/01/09 (a)(b)	5,500	5,500
Refunding RB (Academy of Motion Picture Arts & Sciences)
Series 2008
0.45%, 04/02/09 (a)(b)	15,000	15,000
Refunding RB (J. Paul Getty Trust)
Series 2007A2
0.50%, 04/01/10	9,000	9,000
Refunding RB (Pacific Gas & Electric)
Series 2008A
0.26%, 04/01/09 (a)(b)	24,750	24,750
Refunding RB (Pacific Gas & Electric)
Series 2008C
0.25%, 04/01/09 (a)(b)	13,000	13,000
Refunding RB (The J. Paul Getty Trust)
Series 2007A1
1.70%, 04/01/09	26,100	26,100
California Municipal Finance Auth
RB (Santa Margarita Catholic High School)
Series 2009
0.94%, 04/02/09 (a)(b)	12,000	12,000
RB (Republic Services)
Series 2008A
0.55%, 04/02/09 (a)(b)	31,000	31,000
RB (Serra Catholic School)
Series 2009
1.25%, 04/02/09 (a)(b)	7,000	7,000

3

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Solid Waste Disposal RB (Waste Management Inc)
Series 2008A
0.45%, 04/02/09 (a)(b)	8,900	8,900
California Pollution Control Financing Auth
Environmental Improvement RB (BP West Coast Products)
Series 2008A
1.10%, 06/01/09	13,750	13,750
RB (Garaventa Enterprises)
Series 2008A
0.73%, 04/01/09 (a)(b)	17,150	17,150
Resource Recovery RB (Wadham Energy)
Series 1987B
0.50%, 04/01/09 (a)(b)	1,500	1,500
Solid Waste Disposal RB (Ag Resources III)
Series 2004
0.73%, 04/01/09 (a)(b)	5,570	5,570
Solid Waste Disposal RB (Agrifab)
Series 2003
0.73%, 04/01/09 (a)(b)	5,800	5,800
Solid Waste Disposal RB (Alameda Cnty Industries)
Series 2000A
0.73%, 04/01/09 (a)(b)	2,110	2,110
Solid Waste Disposal RB (Athens Disposal Co)
Series 1995A
0.73%, 04/01/09 (a)(b)	7,500	7,500
Solid Waste Disposal RB (Athens Disposal Co)
Series 1999A
0.73%, 04/01/09 (a)(b)	3,685	3,685
Solid Waste Disposal RB (Athens Services)
Series 2001A
0.73%, 04/01/09 (a)(b)	2,895	2,895
Solid Waste Disposal RB (Athens Services)
Series 2006A
0.73%, 04/01/09 (a)(b)	20,565	20,565
Solid Waste Disposal RB (Atlas Disposal Industries)
Series 1999A
0.73%, 04/01/09 (a)(b)	5,060	5,060
Solid Waste Disposal RB (AVI-PGS)
Series 2008A
0.73%, 04/01/09 (a)(b)	5,630	5,630
Solid Waste Disposal RB (BLT Enterprises of Fremont)
Series 2005A
0.78%, 04/01/09 (a)(b)	14,275	14,275
Solid Waste Disposal RB (BLT Enterprises of Sacramento)
Series 1999A
0.73%, 04/01/09 (a)(b)	6,995	6,995
Solid Waste Disposal RB (Blue Line Transfer)
Series 1999A
0.73%, 04/01/09 (a)(b)	3,455	3,455
Solid Waste Disposal RB (Blue Line Transfer)
Series 2001A
0.73%, 04/01/09 (a)(b)	3,175	3,175
Solid Waste Disposal RB (Browning-Ferris Industries)
Series 1997A
0.50%, 04/01/09 (a)(b)	15,400	15,400
Solid Waste Disposal RB (Burrtec Waste & Recycling Services)
Series 2006A
0.71%, 04/01/09 (a)(b)	17,265	17,265
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2004
0.71%, 04/01/09 (a)(b)	9,920	9,920
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2006A
0.71%, 04/01/09 (a)(b)	18,445	18,445
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2008A
0.71%, 04/01/09 (a)(b)	8,500	8,500
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 1997B
0.71%, 04/01/09 (a)(b)	3,850	3,850
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 2000A
0.71%, 04/01/09 (a)(b)	4,705	4,705
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 2002A
0.71%, 04/01/09 (a)(b)	9,900	9,900
Solid Waste Disposal RB (California Waste Solutions)
Series 2002A
0.73%, 04/01/09 (a)(b)	7,785	7,785
Solid Waste Disposal RB (California Waste Solutions)
Series 2004A
0.73%, 04/01/09 (a)(b)	4,450	4,450
Solid Waste Disposal RB (California Waste Solutions)
Series 2007A
0.73%, 04/01/09 (a)(b)	25,905	25,905
Solid Waste Disposal RB (Cedar Avenue Recycling & Transfer Station)
Series 2003A
0.73%, 04/01/09 (a)(b)	2,500	2,500
Solid Waste Disposal RB (Contra Costa Waste Service)
Series 1995A
0.73%, 04/01/09 (a)(b)	1,625	1,625
Solid Waste Disposal RB (CR&R Inc)
Series 1995A
0.76%, 04/01/09 (a)(b)	3,160	3,160
Solid Waste Disposal RB (CR&R Inc)
Series 2000A
0.76%, 04/01/09 (a)(b)	2,610	2,610
Solid Waste Disposal RB (CR&R Inc)
Series 2002A
0.76%, 04/01/09 (a)(b)	3,400	3,400
Solid Waste Disposal RB (CR&R Inc)
Series 2006A
0.76%, 04/01/09 (a)(b)	7,840	7,840
Solid Waste Disposal RB (CR&R Inc)
Series 2007A
0.76%, 04/01/09 (a)(b)	10,305	10,305
Solid Waste Disposal RB (Desert Properties)
Series 2006B
0.76%, 04/01/09 (a)(b)	2,245	2,245
Solid Waste Disposal RB (EDCO Disposal)
Series 1996A
0.71%, 04/01/09 (a)(b)(f)	8,345	8,345
Solid Waste Disposal RB (EDCO Disposal)
Series 2004A
0.71%, 04/01/09 (a)(b)(f)	18,940	18,940

4

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Solid Waste Disposal RB (EDCO Disposal)
Series 2007A
0.71%, 04/01/09 (a)(b)	15,980	15,980
Solid Waste Disposal RB (Escondido Disposal/Jemco Equipment)
Series 1998A
0.71%, 04/01/09 (a)(b)	7,355	7,355
Solid Waste Disposal RB (Garaventa Enterprises)
Series 2006A
0.73%, 04/01/09 (a)(b)	8,970	8,970
Solid Waste Disposal RB (Garden City Sanitation)
Series 2007A
0.78%, 04/01/09 (a)(b)	7,355	7,355
Solid Waste Disposal RB (Greenteam of San Jose)
Series 1997A
0.70%, 04/01/09 (a)(b)	640	640
Solid Waste Disposal RB (Greenteam of San Jose)
Series 2001A
0.70%, 04/01/09 (a)(b)	6,380	6,380
Solid Waste Disposal RB (Greenwaste of Tehama)
Series 1999A
0.70%, 04/01/09 (a)(b)	580	580
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2006A
0.78%, 04/01/09 (a)(b)	2,540	2,540
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2007A
0.78%, 04/01/09 (a)(b)	12,165	12,165
Solid Waste Disposal RB (Madera Disposal Systems)
Series 1998A
0.70%, 04/01/09 (a)(b)	1,800	1,800
Solid Waste Disposal RB (MarBorg Industries)
Series 2000A
0.73%, 04/01/09 (a)(b)	3,045	3,045
Solid Waste Disposal RB (MarBorg Industries)
Series 2002
0.73%, 04/01/09 (a)(b)	3,710	3,710
Solid Waste Disposal RB (MarBorg Industries)
Series 2004A
0.78%, 04/01/09 (a)(b)	4,945	4,945
Solid Waste Disposal RB (Marin Sanitary Service)
Series 2006A
0.78%, 04/01/09 (a)(b)	3,610	3,610
Solid Waste Disposal RB (Mid-Valley Disposal)
Series 2006A
0.78%, 04/01/09 (a)(b)	3,465	3,465
Solid Waste Disposal RB (Mill Valley Refuse Service)
Series 2003A
0.73%, 04/01/09 (a)(b)	1,935	1,935
Solid Waste Disposal RB (Mottra Corp)
Series 2002A
0.78%, 04/01/09 (a)(b)	1,390	1,390
Solid Waste Disposal RB (Napa Recycling & Waste Services)
Series 2005A
0.78%, 04/01/09 (a)(b)	3,715	3,715
Solid Waste Disposal RB (Northern Recycling & Waste Services)
Series 2007A
0.78%, 04/01/09 (a)(b)	3,390	3,390
Solid Waste Disposal RB (Orange Ave Disposal)
Series 2002A
0.73%, 04/01/09 (a)(b)	5,610	5,610
Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill)
Series 2003A
0.73%, 04/01/09 (a)(b)	4,175	4,175
Solid Waste Disposal RB (Rainbow Disposal)
Series 2006A
0.78%, 04/01/09 (a)(b)	8,910	8,910
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2001A
0.73%, 04/01/09 (a)(b)	2,910	2,910
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2007A
0.78%, 04/01/09 (a)(b)	27,600	27,600
Solid Waste Disposal RB (Republic Services)
Series 2003
0.55%, 04/02/09 (a)(b)	30,000	30,000
Solid Waste Disposal RB (Republic Services)
Series 2006
0.55%, 04/02/09 (a)(b)	30,000	30,000
Solid Waste Disposal RB (Sanco Services)
Series 2002A
0.71%, 04/01/09 (a)(b)	5,185	5,185
Solid Waste Disposal RB (Santa Clara Valley Industries)
Series 1998A
0.78%, 04/01/09 (a)(b)	1,180	1,180
Solid Waste Disposal RB (Solag Disposal)
Series 1997A
0.76%, 04/01/09 (a)(b)	2,135	2,135
Solid Waste Disposal RB (South Tahoe Refuse)
Series 2008A
0.78%, 04/01/09 (a)(b)	5,540	5,540
Solid Waste Disposal RB (Specialty Solid Waste & Recycling)
Series 2001A
0.78%, 04/01/09 (a)(b)	100	100
Solid Waste Disposal RB (Talco Plastics)
Series 1997A
0.60%, 04/01/09 (a)(b)	2,825	2,825
Solid Waste Disposal RB (Upper Valley Disposal Service)
Series 2008A
0.78%, 04/01/09 (a)(b)	2,115	2,115
Solid Waste Disposal RB (Valley Vista Services)
Series 2003A
0.78%, 04/01/09 (a)(b)	2,585	2,585
Solid Waste Disposal RB (Valley Vista Services)
Series 2007A
0.78%, 04/01/09 (a)(b)	2,920	2,920
Solid Waste Disposal RB (Vanderham Family Trust — J&D Wilson & Sons Dairy)
Series 2004
0.90%, 04/02/09 (a)(b)	2,500	2,500
Solid Waste Disposal RB (West Valley MRF)
Series 1997A
0.78%, 04/01/09 (a)(b)	1,685	1,685
Solid Waste Disposal RB (Zanker Road Landfill)
Series 1999C
0.78%, 04/01/09 (a)(b)	3,535	3,535

5

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
California Public Works Board
Lease Refunding RB (Univ of California)
Series 2007A
0.42%, 04/02/09 (a)(c)(d)	8,900	8,900
0.54%, 04/02/09 (a)(c)(d)	23,557	23,557
Lease Refunding RB (Univ of California)
Series 2007C
0.42%, 04/02/09 (a)(c)(d)	11,225	11,225
California Rural Home Mortgage Finance Auth Home Buyers Fund
S/F Mortgage RB
Series 2005A
3.25%, 04/01/09 (a)(c)	11,575	11,575
California School Cash Reserve Program Auth
COP (2008-2009 TRANS)
Series A
1.65%, 07/06/09 (b)	52,000	52,182
California State Univ
Systemwide RB
Series 2005A
2.15%, 04/02/09 (a)(b)(c)(d)	88,455	88,455
Systemwide RB
Series 2005C
0.78%, 04/02/09 (a)(b)(c)(d)	1,000	1,000
Systemwide RB
Series 2007A
1.50%, 04/02/09 (a)(b)(c)(d)	24,750	24,750
California State Univ Institute
CP
Series A
0.50%, 06/03/09 (b)	5,400	5,400
California Statewide Communities Development Auth
COP (International School of the Peninsula)
Series 1999
6.95%, 11/01/09 (b)	7,045	7,342
Health Facility RB (Catholic Healthcare West)
Series 2008F
0.30%, 04/01/09 (a)(b)	25,000	25,000
IDRB (Integrated Rolling)
Series 1999A
0.55%, 04/01/09 (a)(b)	100	100
IDRB (RL Group)
Series 1998C
0.85%, 04/01/09 (a)(b)	1,260	1,260
Insured RB (St. Joseph Health System)
Series 2007D
0.54%, 04/02/09 (a)(c)(d)	47,073	47,073
M/F Housing RB (Agave at Elk Grove Apts)
Series 2003DD
0.55%, 04/02/09 (a)(b)	14,900	14,900
M/F Housing RB (Bay Vista at MeadowPark Apts)
Series 2003NN1
0.55%, 04/02/09 (a)(b)	14,600	14,600
M/F Housing RB (Campus Pointe Apts)
Series 2008J
0.52%, 04/02/09 (a)(b)	7,550	7,550
M/F Housing RB (Creekside at MeadowPark Apts)
Series 2002HH
0.55%, 04/02/09 (a)(b)	9,595	9,595
M/F Housing RB (Cypress Villa Apts)
Series 2000F
0.55%, 04/02/09 (a)(b)	4,725	4,725
M/F Housing RB (Dublin Ranch Sr Apts)
Series 2003OO
0.55%, 04/02/09 (a)(b)	15,090	15,090
M/F Housing RB (Dublin Ranch Sr Apts)
Series 2006G
0.55%, 04/02/09 (a)(b)	5,010	5,010
M/F Housing RB (Emerald Gardens Apts)
Series 2000E
0.55%, 04/02/09 (a)(b)	7,320	7,320
M/F Housing RB (Fairway Family Apts)
Series 2003PP
0.55%, 04/02/09 (a)(b)	30,000	30,000
M/F Housing RB (Fairway Family Apts)
Series 2006H
0.55%, 04/02/09 (a)(b)	7,000	7,000
M/F Housing RB (Heritage Oaks Apts)
Series 2004YY
0.55%, 04/02/09 (a)(b)	6,900	6,900
M/F Housing RB (Heritage Park Apts)
Series 2008C
0.55%, 04/02/09 (a)(b)	9,000	9,000
M/F Housing RB (Kimberly Woods Apts)
Series 1995B
0.55%, 04/01/09 (a)(b)	13,400	13,400
M/F Housing RB (Laurel Park Sr Apts)
Series 2002H
0.60%, 04/02/09 (a)(b)	5,500	5,500
M/F Housing RB (Los Padres Apts)
Series 2003E
0.55%, 04/02/09 (a)(b)	10,750	10,750
M/F Housing RB (Marlin Cove Apts)
Series 2000V
0.55%, 04/02/09 (a)(b)	6,000	6,000
M/F Housing RB (Martin Luther Tower)
Series 2005D
0.55%, 04/02/09 (a)(b)	8,050	8,050
M/F Housing RB (Oak Center Towers)
Series 2005L
0.55%, 04/02/09 (a)(b)	3,820	3,820
M/F Housing RB (Oakmont of Concord)
Series 2002Q
0.55%, 04/02/09 (a)(b)	25,000	25,000
M/F Housing RB (Park David Sr Apts)
Series 1999D
0.55%, 04/02/09 (a)(b)	8,220	8,220
M/F Housing RB (Plaza Club Apts)
Series 1997A
0.50%, 04/02/09 (a)(b)	14,790	14,790
M/F Housing RB (Rancho Santa Fe Village Apts)
Series 2004EE
0.43%, 04/02/09 (a)(b)	12,300	12,300
M/F Housing RB (Sagewood At Stonebridge Estates)
Series 2005CC
0.55%, 04/02/09 (a)(b)	9,100	9,100

6

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
M/F Housing RB (Sharps & Flats Apts)
Series 2002X
0.55%, 04/02/09 (a)(b)	14,000	14,000
M/F Housing RB (The Belmont)
Series 2005F
0.55%, 04/02/09 (a)(b)	10,500	10,500
M/F Housing RB (Valley Palms Apts)
Series 2002C
0.55%, 04/02/09 (a)(b)	12,000	12,000
M/F Housing RB (Villas at Hamilton Apts)
Series 2001HH
0.55%, 04/02/09 (a)(b)	11,440	11,440
M/F Housing RB (Wilshire Court Apts)
Series 2004AAA
0.55%, 04/02/09 (a)(b)	15,000	15,000
M/F Housing RB (Woodsong Apts)
Series 1997B
0.47%, 04/02/09 (a)(b)	3,127	3,127
M/F Housing RB (Wyndover Apts)
Series 2004LL
0.55%, 04/02/09 (a)(b)	16,875	16,875
M/F Housing Refunding RB (Arbor Ridge Apts)
Series 2008B
0.50%, 04/02/09 (a)(b)	9,500	9,500
M/F Housing Refunding RB (Brandon Place Apts)
Series 2006D
0.55%, 04/02/09 (a)(b)	6,070	6,070
M/F Housing Refunding RB (Corporate Fund for Housing/Five Seasons Multiple Facilities)
Series 1999A
5.82%, 12/01/09 (b)	8,900	9,475
M/F Housing Refunding RB (Crystal View Apts)
Series 2004A
0.55%, 04/02/09 (a)(b)	7,075	7,075
M/F Housing Refunding RB (Irvine Apartment Communities)
Series 2008C2 & 2008C3
0.64%, 04/02/09 (a)(b)(c)(d)	40,000	40,000
RB (Catholic Healthcare West)
Series 2008G
0.30%, 04/01/09 (a)(b)	51,000	51,000
RB (Center for Early Education)
Series 2001
1.25%, 04/02/09 (a)(b)	4,100	4,100
RB (Childrens Hospital Los Angeles)
Series 2008A
0.30%, 04/02/09 (a)(b)	7,600	7,600
RB (Culinary Institute of America)
Series 2008
1.25%, 04/02/09 (a)(b)	3,000	3,000
RB (John Muir Health)
Series 2008B
0.25%, 04/02/09 (a)(b)	15,000	15,000
RB (Kaiser Permanente)
Series 2002B
0.25%, 04/01/09 (a)	14,115	14,115
RB (Kaiser Permanente)
Series 2003A
0.25%, 04/01/09 (a)	30,300	30,300
RB (Kaiser Permanente)
Series 2004K
0.75%, 06/03/09	14,000	14,000
0.50%, 06/12/09	30,000	30,000
0.55%, 07/24/09	25,000	25,000
0.65%, 09/03/09	5,000	5,000
RB (Kaiser Permanente)
Series 2004M
0.25%, 04/01/09 (a)	14,700	14,700
RB (Kaiser Permanente)
Series 2006B
0.82%, 04/02/09 (a)(b)(c)(d)	4,190	4,190
RB (Kaiser Permanente)
Series 2006D
0.75%, 06/03/09	21,500	21,500
0.55%, 07/23/09	20,000	20,000
0.50%, 07/28/09	25,000	25,000
RB (Kaiser Permanente)
Series 2008B
0.53%, 08/20/09	92,500	92,500
0.65%, 09/03/09	45,000	45,000
RB (Painted Turtle)
Series 2003
1.25%, 04/02/09 (a)(b)	10,000	10,000
RB (Rady Children’s Hospital-San Diego)
Series 2008A
1.20%, 04/02/09 (a)(b)	11,945	11,945
RB (Redlands Community Hospital)
Series 2005B
0.20%, 04/02/09 (a)(b)	27,000	27,000
RB (Sutter Health)
Series 2003A
0.54%, 04/02/09 (a)(c)(d)	10,645	10,645
0.68%, 04/02/09 (a)(c)(d)	14,850	14,850
RB (Sutter Health)
Series 2005A 2007A & 2008B
0.42%, 04/02/09 (a)(c)(d)	14,540	14,540
RB (Sutter Health)
Series 2008C
0.42%, 04/02/09 (a)(c)(d)	73,920	73,920
Refunding RB (Los Angeles Cnty Museum of Art)
Series 2008A
0.21%, 04/01/09 (a)(b)	5,000	5,000
Refunding RB (Los Angeles Cnty Museum of Art)
Series 2008B
0.21%, 04/01/09 (a)(b)	5,000	5,000
TRAN Program Note Participations (Certain Local Agencies)
Series 2008A1
1.80%, 06/30/09 (b)	132,000	132,384
TRAN Program Note Participations (Fresno)
Series 2008A2
1.64%, 06/30/09	25,605	25,689
TRAN Program Note Participations (Riverside)
Series 2008A3
1.64%, 06/30/09	53,000	53,175
TRAN Program Note Participations (San Bernardino)
Series 2008A4
1.64%, 06/30/09	20,000	20,066

7

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Carlsbad
M/F Housing Refunding RB (Santa Fe Ranch Apts)
Series 1993A
0.46%, 04/02/09 (a)(b)	14,600	14,600
Castaic Lake Water Agency
Refunding Revenue COP
Series 2008A
0.24%, 04/01/09 (a)(b)	4,575	4,575
Central California Joint Powers Health Financing Auth
COP (Community Hospitals of Central California)
Series 2000
0.95%, 02/01/10 (b)	375	394
5.49%, 02/01/10 (b)	5,000	5,257
Chula Vista
IDRB (San Diego Gas & Electric)
Series 2004F
0.20%, 04/01/09 (a)	30,000	30,000
Refunding RB (San Diego Gas & Electric)
Series 2006A
0.30%, 04/01/09 (a)	50,620	50,620
Clovis USD
GO Bonds (Election of 2004)
Series B
0.41%, 04/02/09 (a)(b)(c)(d)	6,235	6,235
Coast Community College District
GO Bonds (Election of 2002)
Series 2006B
0.46%, 04/02/09 (a)(c)(d)	3,940	3,940
0.84%, 04/02/09 (a)(c)(d)	12,095	12,095
0.90%, 09/23/09 (c)(d)	17,175	17,175
GO Bonds (Election of 2002)
Series 2006C
0.46%, 04/02/09 (a)(c)(d)	10,225	10,225
Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre)
Series 2006A
0.50%, 04/02/09 (a)(b)	25,000	25,000
M/F Housing Refunding RB (Park Regency)
Series 2003F
0.40%, 04/02/09 (a)(b)	15,800	15,800
M/F Mortgage RB (El Cerrito Royale)
Series 1987A
0.55%, 04/02/09 (a)(b)	2,480	2,480
Contra Costa Water District
Water Refunding RB
Series K
0.84%, 04/02/09 (a)(b)(c)(d)	2,725	2,725
Contra Costra Transportation Auth
Subordinate Sales Tax Revenue CP Notes (Limited Tax Bonds)
Series A
0.55%, 04/22/09 (b)	20,000	20,000
Desert Community College District
GO Bonds (Election of 2004)
Series 2007C
1.24%, 04/02/09 (a)(c)(d)	54,450	54,450
Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center)
Series 2002A
0.40%, 04/01/09 (a)(b)	3,780	3,780
Dry Creek/Grant Joint Union SD
GO Bonds (Election of 2008)
Series 2008 & (Election of 2006) Series 2008
0.53%, 04/02/09 (a)(b)(c)(d)	6,249	6,249
East Bay Municipal Utility District
Wastewater System Subordinated RB
Series 2007A
0.82%, 04/02/09 (a)(c)(d)	6,600	6,600
Water & Wastewater CP
0.60%, 04/02/09 (c)	40,400	40,400
0.45%, 04/03/09 (c)	21,500	21,500
Water System Subordinated RB
Series 2005A
0.83%, 04/02/09 (a)(c)(d)	10,475	10,475
Water System Subordinated RB
Series 2007A
0.83%, 04/02/09 (a)(c)(d)(f)	66,000	66,000
0.83%, 04/02/09 (a)(c)(d)	11,590	11,590
Water System Subordinated Refunding RB
Series 2002A
1.50%, 04/01/09 (a)(b)(c)	23,530	23,530
Water System Subordinated Refunding RB
Series 2009A1
0.54%, 03/01/10	50,000	50,000
Water System Subordinated Refunding RB
Series 2009A2
0.54%, 03/01/10	45,000	45,000
Eastern Municipal Water District
Water & Sewer Refunding Revenue COP
Series 2008D
0.22%, 04/01/09 (a)(c)	9,525	9,525
Water & Sewer Revenue COP
Series 2008F
0.27%, 04/01/09 (a)(c)	10,750	10,750
El Cajon Redevelopment Agency
M/F Housing RB (Park-Mollison & Madison Apts)
Series 1998
0.50%, 04/02/09 (a)(b)	4,600	4,600
El Camino Hospital District
GO Bonds
Series 2006
0.41%, 04/02/09 (a)(b)(c)(d)	8,610	8,610
0.46%, 04/02/09 (a)(b)(c)(d)	2,995	2,995
Elk Grove USD
Community Facilities District No.1 Special Tax Bonds (Election of 1998)
Series 2005
0.42%, 04/02/09 (a)(b)(c)(d)	16,950	16,950

8

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Elsinore Valley Municipal Water District
COP
Series 2007A
0.30%, 04/02/09 (a)(b)(c)(d)	12,960	12,960
Refunding COP
Series 2008A
1.25%, 04/02/09 (a)(b)	15,955	15,955
Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts)
Series 2002A
0.50%, 04/02/09 (a)(b)(f)	87,715	87,715
Escondido
M/F Housing RB (Via Roble Apts)
Series 2003A
0.55%, 04/02/09 (a)(b)	6,900	6,900
Fontana USD
GO Bonds (Election of 2006)
Series B
1.34%, 04/02/09 (a)(b)(c)(d)	5,000	5,000
Foothill-DeAnza Community College District
GO Bonds (Election of 1999)
Series B
0.46%, 04/02/09 (a)(c)(d)	12,355	12,355
GO Bonds (Election of 1999)
Series C
0.42%, 04/02/09 (a)(c)(d)	20,975	20,975
GO Bonds (Election of 2006)
Series A
0.46%, 04/02/09 (a)(c)(d)	7,812	7,812
Fresno IDA
IDRB (Keiser Corp)
Series 1997
0.65%, 04/01/09 (a)(b)	1,065	1,065
Glendale
Hospital Refunding RB (Adventist Health System/West)
Series 1991A
0.54%, 04/02/09 (a)(b)(c)(d)	12,020	12,020
Water RB
Series 2008
0.46%, 04/02/09 (a)(b)(c)(d)	2,940	2,940
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2005A
0.46%, 04/02/09 (a)(b)(c)(d)	6,265	6,265
0.70%, 04/02/09 (a)(b)(c)(d)	38,965	38,965
0.79%, 04/02/09 (a)(b)(c)(d)	19,805	19,805
0.88%, 04/02/09 (a)(b)(c)(d)	33,940	33,940
Golden West Schools Financing Auth
GO RB (Beverly Hills USD)
Series 2005
3.18%, 04/02/09 (a)(c)(d)	17,525	17,525
Hayward
M/F Housing RB (Lord Tennyson Apts)
Series 2005A
0.43%, 04/02/09 (a)(b)	13,915	13,915
M/F Housing RB (Shorewood Apts)
Series 1984A
0.37%, 04/02/09 (a)(b)	12,100	12,100
Hayward Housing Auth
M/F Mortgage Refunding RB (Huntwood Terrace Apts)
Series 1993A
0.30%, 04/01/09 (a)(b)	4,955	4,955
Hemet USD
COP
Series 2006
1.10%, 04/02/09 (a)(b)	6,000	6,000
Hercules Public Financing Auth
Lease RB
Series 2003A
1.25%, 04/02/09 (a)(b)	6,630	6,630
Huntington Beach
M/F Housing RB (Five Points Srs)
Series 1991A
0.50%, 04/02/09 (a)(b)	9,500	9,500
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts)
Series 1994A
0.50%, 04/02/09 (a)(b)	4,600	4,600
Irvine
Lease RB (Capital Improvement)
Series 1985
0.40%, 04/02/09 (a)(b)	1,110	1,110
Limited Obligation Improvement Bonds (Assessment District No. 94-17)
Series 1994
0.30%, 04/01/09 (a)(b)	2,034	2,034
Irvine USD
Special Tax Notes (Portola Springs) 2009
0.30%, 04/01/09 (a)(b)	22,000	22,000
Kern Cnty
TRAN 2008-2009
1.60%, 06/30/09	47,000	47,160
Kern Community College Safety, Repair & Improvement District
GO Bonds (Election of 2002)
Series 2006
0.41%, 04/02/09 (a)(b)(c)(d)	17,130	17,130
Loma Linda
RB (Loma Linda Univ Medical Center)
Series 2008B
0.30%, 04/02/09 (a)(b)	4,000	4,000
Long Beach
Refunding RB
Series 1998A
3.34%, 04/02/09 (a)(b)(c)(d)	5,585	5,585
Subordinate Airport Revenue CP Notes
Series A&B
0.85%, 04/02/09 (b)	7,600	7,600
TRAN 2008-2009
2.75%, 09/30/09	41,000	41,249

9

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Long Beach Community College District
GO Bonds (2008 Election)
Series 2008A
0.50%, 04/02/09 (a)(b)(c)(d)	8,229	8,229
Long Beach Harbor Department
Harbor CP
Series A
2.05%, 04/03/09 (c)	31,400	31,400
Los Angeles
COP (Loyola High School of Los Angeles)
Series 2005A
1.25%, 04/02/09 (a)(b)	8,680	8,680
COP (Windward School)
Series 2007A
1.25%, 04/02/09 (a)(b)	17,075	17,075
M/F Housing RB
Series 1985K
0.30%, 04/07/09 (a)(b)	752	752
M/F Housing RB (Beverly Park Apts)
Series 1988A
0.55%, 04/02/09 (a)(b)	15,500	15,500
M/F Housing RB (Fountain Park Phase II)
Series 2000B
0.45%, 04/02/09 (a)(b)	32,615	32,615
M/F Housing RB (Fountain Park)
Series 1999P
0.50%, 04/02/09 (a)(b)	9,800	9,800
M/F Housing Refunding RB (Tri-City)
Series 2001I
0.55%, 04/02/09 (a)(b)	1,800	1,800
TRAN 2008
1.54%, 06/30/09	20,000	20,071
TRAN 2008
1.55%, 06/30/09	73,000	73,257
Wastewater System Refunding RB
Series 2002A
3.19%, 04/02/09 (a)(c)(d)	7,725	7,725
3.54%, 04/02/09 (a)(c)(d)	16,445	16,445
Wastewater System Refunding RB
Series 2003A
1.23%, 04/02/09 (a)(c)(d)	9,620	9,620
Wastewater System Refunding RB
Series 2005A
0.84%, 04/02/09 (a)(c)(d)	5,730	5,730
Wastewater System Refunding RB
Series 2009A
0.42%, 04/02/09 (a)(c)(d)	7,500	7,500
Wastewater System Subordinate Refunding RB
Series 2008C
0.23%, 04/02/09 (a)(b)	2,500	2,500
Wastewater System Subordinate Refunding RB
Series 2008D
0.19%, 04/02/09 (a)(b)	4,000	4,000
Wastewater System Subordinate Refunding RB
Series 2008F2
0.30%, 04/02/09 (a)(b)	5,000	5,000
Los Angeles Cnty
TRAN 2008-2009
Series A
0.70%, 06/30/09	2,000	2,011
1.50%, 06/30/09	40,575	40,723
1.58%, 06/30/09	45,000	45,155
Los Angeles Cnty Housing Auth
M/F Housing RB (Castaic Sr Apts)
Series 2003C
0.55%, 04/02/09 (a)(b)	9,300	9,300
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB (Proposition A)
Series 2001B
0.83%, 04/02/09 (a)(c)(d)	18,440	18,440
First Tier Sr Sales Tax Refunding RB (Proposition A)
Series 2008A2
0.25%, 04/02/09 (a)(c)	50,000	50,000
Sales Tax Revenue CP Notes
Series ATE
0.62%, 06/10/09 (b)	4,500	4,500
Second Sr Sales Tax RB (Proposition C)
Series 2004A
1.15%, 04/02/09 (a)(c)(d)	38,665	38,665
Second Subordinate Sales Tax Revenue CP
Series A
2.00%, 04/02/09 (b)	36,650	36,650
2.00%, 04/03/09 (b)	24,199	24,199
Los Angeles Cnty Sanitation Districts Financing Auth
RB (Capital Projects)
Series 2005B
1.19%, 04/02/09 (a)(b)(c)(d)	15,670	15,670
Los Angeles Community College District
BAN
Series 2009A
1.00%, 04/30/09	16,700	16,700
GO Bonds (2001 Election)
Series 2007A
0.83%, 04/02/09 (a)(c)(d)	10,000	10,000
0.83%, 04/02/09 (a)(c)(d)	39,600	39,600
GO Bonds (2001 Election)
Series 2008E1
0.54%, 04/02/09 (a)(c)(d)	11,250	11,250
GO Bonds (2003 Election)
Series 2006E
0.84%, 04/02/09 (a)(b)(c)(d)	4,785	4,785
GO Bonds (2003 Election)
Series 2008F1
0.42%, 04/02/09 (a)(c)(d)	4,495	4,495
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building Project)
Series 2001A
0.50%, 04/02/09 (a)(b)	3,455	3,455

10

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
M/F Housing Refunding RB (Promenade Towers)
Series 2000
0.30%, 04/02/09 (a)(b)	2,375	2,375
Los Angeles Department of Airports
Airport Sr RB
Series 2008A
0.49%, 04/02/09 (a)(c)(d)	12,365	12,365
0.49%, 04/02/09 (a)(c)(d)	5,525	5,525
0.57%, 04/02/09 (a)(c)(d)	11,320	11,320
Los Angeles Department of Water & Power
Power System RB
Series 2001A1
1.24%, 04/02/09 (a)(c)(d)	24,750	24,750
Power System RB
Series 2002A8
0.22%, 04/02/09 (a)(c)	29,400	29,400
Power System RB
Series 2005A1
0.42%, 04/02/09 (a)(b)(c)(d)	8,115	8,115
0.83%, 04/02/09 (a)(c)(d)	5,000	5,000
Power System RB
Series 2005A2
0.54%, 04/02/09 (a)(c)(d)	11,600	11,600
Power System Revenue CP Notes
0.50%, 06/09/09 (c)	47,500	47,500
0.45%, 06/18/09 (c)	10,000	10,000
0.75%, 06/18/09 (c)	23,000	23,000
Water System RB
Series 2006A1
0.82%, 04/02/09 (a)(c)(d)	25,000	25,000
Water System RB
Series 2006A2
1.23%, 04/02/09 (a)(c)(d)	25,700	25,700
1.24%, 04/02/09 (a)(c)(d)	21,000	21,000
Water System RB
Series 2009A
0.42%, 04/02/09 (a)(c)(d)	4,445	4,445
Water Works RB Issue of 1999
5.71%, 10/15/09 (b)	18,870	19,611
5.77%, 10/15/09 (b)	12,940	13,452
Los Angeles Harbor
RB
Series 2006D
0.49%, 04/02/09 (a)(c)(d)	7,390	7,390
Refunding RB
Series 2006B
0.91%, 04/02/09 (a)(c)(d)	3,060	3,060
3.34%, 04/02/09 (a)(c)(d)	13,585	13,585
Los Angeles IDA
IDRB (KH Enerprises)
Series 2008
0.72%, 04/01/09 (a)(b)	1,755	1,755
RB (AAA Packing & Shipping)
Series 2000
0.55%, 04/02/09 (a)(b)	3,000	3,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP
Series A1
0.50%, 05/12/09 (b)	7,000	7,000
0.60%, 05/20/09 (b)	7,000	7,000
0.75%, 05/20/09 (b)	15,300	15,300
0.70%, 05/26/09 (b)	5,000	5,000
Los Angeles USD
GO Bonds (Election of 2002)
Series 2007C
0.59%, 04/02/09 (a)(c)(d)	8,250	8,250
GO Bonds (Election of 2002)
Series 2007C; GO Bonds (Election of 2004) Series 2005E, 2006F&G & 2007H; GO Refunding Bonds Series 2005A1
0.46%, 04/02/09 (a)(c)(d)	4,750	4,750
GO Bonds (Election of 2002)
Series 2009D
0.58%, 07/01/09	3,100	3,115
0.63%, 01/01/10	1,800	1,825
GO Bonds (Election of 2004)
Series 2004H
0.82%, 04/02/09 (a)(c)(d)	24,750	24,750
GO Bonds (Election of 2004)
Series 2006F
1.00%, 09/10/09 (b)(c)(d)	26,050	26,050
GO Bonds (Election of 2004)
Series 2007H
0.83%, 04/02/09 (a)(c)(d)	13,200	13,200
0.83%, 04/02/09 (a)(c)(d)	17,700	17,700
1.17%, 07/01/09	6,000	6,057
GO Bonds (Election of 2004)
Series 2009I
0.58%, 07/01/09	6,300	6,330
0.63%, 01/01/10	3,750	3,803
GO Bonds (Election of 2005)
Series 2009F
0.58%, 07/01/09	1,745	1,753
0.63%, 01/01/10	1,035	1,050
GO Refunding Bonds
Series 2007A1
0.54%, 04/02/09 (a)(c)(d)	7,000	7,000
0.59%, 04/02/09 (a)(c)(d)	13,735	13,735
0.79%, 04/02/09 (a)(c)(d)	13,000	13,000
GO Refunding Bonds
Series 2007A2
0.39%, 04/02/09 (a)(c)(d)	11,810	11,810
TRAN 2008-2009
Series A
1.52%, 07/30/09	97,000	97,466
Madera Cnty
Lease RB (Madera Municipal Golf Course Refinancing)
Series 1993
0.37%, 04/02/09 (a)(b)	2,595	2,595

11

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Madera/West Contra Costa/Santa Ana USDs & Tulare Joint/San Mateo Union High SDs
GO Bonds (Election of 2002)
Series 2005
0.53%, 04/02/09 (a)(b)(c)(d)	14,390	14,390
Modesto
Water Refunding Revenue COP
Series 2008A
0.30%, 04/02/09 (a)(b)(c)(d)	32,335	32,335
Morgan Hill Redevelopment Agency
Tax Allocation Bonds (Oyo De Agua Redevelopment Area)
Series 2008A
0.40%, 04/02/09 (a)(b)	16,795	16,795
Mt. Diablo USD
TRAN 2008
1.24%, 11/20/09	14,000	14,133
Napa Valley Community College District
GO Bonds (Election of 2002)
Series B
0.46%, 04/02/09 (a)(b)(c)(d)	4,925	4,925
Napa Valley USD
TRAN 2008-2009
1.25%, 06/30/09	7,750	7,783
Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008B
1.80%, 06/16/09	20,000	20,000
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008C
0.21%, 04/01/09 (a)	21,700	21,700
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008D
0.30%, 04/01/09 (a)(b)	16,000	16,000
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008F
0.30%, 04/01/09 (a)(b)	20,100	20,100
Newport-Mesa USD
GO Bonds (Election of 2005)
Series 2007
0.41%, 04/02/09 (a)(c)(d)	31,425	31,425
Norwalk-La Mirada USD
COP (2006 School Facility Bridge Funding Program)
3.50%, 04/02/09 (a)(b)(c)	4,100	4,100
Oakland
RB (1800 Harrison Foundation)
Series 1999A
5.57%, 01/01/10 (b)	13,825	14,332
RB (1800 Harrison Foundation)
Series 1999B
5.57%, 01/01/10 (b)	13,470	13,962
Oakland-Alameda Cnty Coliseum Auth
Refunding Lease RB (Oakland Coliseum)
Series 2000C1
0.30%, 04/01/09 (a)(b)	21,000	21,000
Oceanside
M/F Mortgage RB (Riverview Springs Apts)
Series 1990A
0.50%, 04/02/09 (a)(b)	13,570	13,570
Ontario Housing Auth
M/F Housing RB (Parc Vista)
Series 2006B
0.50%, 04/02/09 (a)(b)	6,960	6,960
M/F Housing RB (Terrace View)
Series 2006A
0.50%, 04/02/09 (a)(b)	6,240	6,240
Orange Cnty
Apartment Development Refunding RB (Villa La Paz)
Series 1998F
0.30%, 04/02/09 (a)(b)	2,670	2,670
Apartment Development Refunding RB (Villas Aliento)
Series 1998E
0.30%, 04/02/09 (a)(b)	6,800	6,800
COP (Florence Crittenton Services)
Series 1990
0.25%, 04/01/09 (a)(b)	3,500	3,500
CP Notes (Teeter Plan)
Series A
1.75%, 04/02/09 (b)	10,000	10,000
Orange Cnty Housing Auth
Apartment Development RB (Lantern Pines)
Series 1985CC
0.35%, 04/01/09 (a)(b)	3,410	3,410
Orange Cnty Sanitation District
COP
Series 2003
0.59%, 04/02/09 (a)(c)(d)	1,495	1,495
COP
Series 2007B
0.44%, 04/02/09 (a)(c)(d)	7,788	7,789
0.79%, 04/02/09 (a)(c)(d)	16,665	16,665
0.83%, 04/02/09 (a)(c)(d)	6,980	6,980
Refunding COP
Series 2008C
0.98%, 12/10/09	17,000	17,177
Oxnard Financing Auth
Lease RB
Series 2003B
0.40%, 04/02/09 (a)(b)	6,500	6,500
Lease RB (Civic Center Phase 2)
Series 2006
0.40%, 04/02/09 (a)(b)	11,765	11,765
Wastewater RB
Series 2004B
0.40%, 04/02/09 (a)(b)	11,975	11,975
Water Revenue Project Bonds
Series 2006
0.95%, 08/13/09 (b)(c)(d)	20,685	20,685
Palomar Pomerado Health
GO Bonds (Election of 2004)
Series 2007A
0.46%, 04/02/09 (a)(b)(c)(d)	10,380	10,380
0.53%, 04/02/09 (a)(b)(c)(d)	11,615	11,615

12

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Peralta Community College District
GO Bonds (Election of 2006)
Series 2007B
0.83%, 04/02/09 (a)(b)(c)(d)	12,800	12,800
Petaluma Community Development Commission
M/F Housing RB (Oakmont)
Series 1996A
0.65%, 04/02/09 (a)(b)	3,050	3,050
Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts)
Series 1998A
1.10%, 04/02/09 (a)(b)	4,959	4,959
Placer Cnty Water Agency
Second Sr Water Revenue COP
Series 2007
0.85%, 04/23/09 (b)(c)(d)	12,555	12,555
Pleasanton
M/F Housing RB (Busch Sr Housing)
Series 2003A
0.55%, 04/02/09 (a)(b)	2,360	2,360
Port of Oakland
CP
Series D
0.44%, 04/07/09 (b)	26,405	26,405
0.55%, 05/12/09 (b)	21,495	21,495
Rancho Water District Financing Auth
Refunding RB
Series 2008B
0.25%, 04/01/09 (a)(b)	4,500	4,500
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts)
Series 2004A
0.50%, 04/02/09 (a)(b)	10,890	10,890
Redwood City
COP (City Hall)
Series 1998
0.45%, 04/02/09 (a)(b)	4,385	4,385
Richmond
M/F Housing RB (Baycliff Apts)
Series 2004A
0.55%, 04/02/09 (a)(b)	28,800	28,800
Riverside
Electric RB
Series 2008D
0.50%, 04/02/09 (a)(c)(d)	10,630	10,630
Electric Refunding RB
Series 2008A
0.35%, 04/01/09 (a)(b)	5,000	5,000
Electric Refunding RB
Series 2008C
0.35%, 04/01/09 (a)(b)	5,000	5,000
Riverside Cnty
COP Type One
Series B
0.30%, 04/01/09 (a)(b)	11,310	11,310
S/F Mortgage RB (GNMA Mortgage- Backed Securities Program)
Series 1989A
3.34%, 04/02/09 (a)(b)(c)(d)	6,920	6,920
Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts)
Series 1989C
0.50%, 04/02/09 (a)(b)	9,000	9,000
Riverside Cnty Transportation Commission
Sales Tax RB
Series 2008A1
4.74%, 12/01/09	3,300	3,377
Riverside Cnty Western Municipal Water District
Refunding BAN 2008
2.00%, 06/01/09	14,595	14,631
Riverside Community College District
GO Bonds (Election of 2004)
Series 2007C
1.24%, 04/02/09 (a)(c)(d)	8,600	8,600
1.29%, 04/02/09 (a)(c)(d)	5,940	5,940
Roseville
Electric System Revenue Refunding COP
Series 2008A
2.50%, 04/02/09 (a)(b)	12,500	12,500
Electric System Revenue Refunding COP
Series 2008B
2.50%, 04/02/09 (a)(b)	25,585	25,585
Sacramento Cnty
COP (Animal Care/Youth Detention Facilities)
Series 2007
1.00%, 09/10/09 (b)(c)(d)	21,265	21,265
M/F Housing RB (Ashford Heights Apts)
Series 2006H
0.55%, 04/02/09 (a)(b)	21,850	21,850
Special Facilities Airport RB (Cessna Aircraft)
Series 1998
0.52%, 04/02/09 (a)(b)	8,800	8,800
TRAN
Series 2008A
1.50%, 08/07/09	25,000	25,108
Sacramento Cnty Housing Auth
M/F Housing RB (Hastings Park Apts)
Series 2004G
0.55%, 04/02/09 (a)(b)	16,500	16,500
M/F Housing RB (Logan Park Apts)
Series 2007E
0.50%, 04/02/09 (a)(b)	24,000	24,000
M/F Housing Refunding RB (Chesapeake Commons Apts)
Series 2001C
0.50%, 04/02/09 (a)(b)	33,000	33,000

13

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Sacramento Cnty Sanitation District Financing Auth
RB
Series 2005
0.84%, 04/02/09 (a)(c)(d)	3,325	3,325
Refunding RB
Series 2007B
0.51%, 04/02/09 (a)(b)(c)(d)	30,000	30,000
0.70%, 04/02/09 (a)(b)(c)(d)	7,800	7,800
Subordinate Lien RB
Series 2000C
0.35%, 04/01/09 (a)(b)	40,525	40,525
Subordinate Lien Refunding RB
Series 2008A
0.30%, 04/01/09 (a)(b)	6,000	6,000
Subordinate Lien Refunding RB
Series 2008E
0.25%, 04/01/09 (a)(b)	5,000	5,000
Sacramento Finance Auth
Refunding RB (Master Lease Program Facilities)
Series 2006E
0.47%, 04/02/09 (a)(b)(c)(d)	15,560	15,560
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G
0.55%, 04/02/09 (a)(b)	17,200	17,200
M/F Housing RB (Carlton Plaza of Sacramento Sr Apts)
Series 2003E
0.50%, 04/02/09 (a)(b)	14,000	14,000
M/F Housing RB (Hurley Creek Sr Apts)
Series 2006E
0.55%, 04/02/09 (a)(b)	13,105	13,105
M/F Housing RB (St Anton Building Apts)
Series 2003I
0.55%, 04/02/09 (a)(b)	8,000	8,000
M/F Housing RB (Valencia Point Apts)
Series 2006I
0.55%, 04/02/09 (a)(b)	5,150	5,150
Sacramento Municipal Utility District
CP
Series J
0.50%, 06/10/09 (b)	6,500	6,500
Electric Refunding RB
Series 2008U
1.58%, 04/02/09 (a)(b)(c)(d)	15,500	15,500
Subordinated Electric Refunding RB
Series 2008J
0.40%, 04/02/09 (a)(b)	30,500	30,500
Subordinated Electric Refunding RB
Series 2008K
0.25%, 04/02/09 (a)(b)	20,100	20,100
Sacramento Transportation Auth
Measure A Sales Tax Revenue Notes (Limited Tax Bonds)
Series 2007A
0.45%, 10/01/09	13,000	13,296
Sacramento USD
GO Bonds (Election of 2002)
Series 2007
0.46%, 04/02/09 (a)(b)(c)(d)	8,270	8,270
San Bernardino Community College District
GO Bonds (Election of 2002)
Series C
0.79%, 04/02/09 (a)(b)(c)(d)	7,735	7,735
San Diego Cnty
COP (San Diego Jewish Academy)
0.79%, 04/02/09 (a)(b)	8,825	8,825
San Diego Cnty & SDs Pool Program
TRAN Program Note Participations
Series 2008B
1.63%, 06/30/09	20,000	20,091
San Diego Cnty Regional Airport Auth
Airport Refunding RB
Series 2005
0.49%, 04/02/09 (a)(b)(c)(d)	1,195	1,195
Subordinate Airport Revenue CP Notes
Series A & B
0.60%, 06/04/09 (b)	15,000	15,000
0.65%, 06/11/09 (b)	22,254	22,254
San Diego Cnty Regional Transportation Commission
Sales Tax RB (Limited Tax)
Series 2008A
0.25%, 04/02/09 (a)(c)	490	490
Sales Tax RB (Limited Tax)
Series 2008B
0.20%, 04/02/09 (a)(c)	20,085	20,085
San Diego Cnty Water Auth
CP
Series 2
0.90%, 04/06/09 (c)	25,000	25,000
0.75%, 06/18/09 (c)	50,000	50,000
CP 2006
Series 2
0.60%, 06/10/09 (c)	19,500	19,500
CP 2006
Series 3
2.00%, 04/02/09 (c)	5,750	5,750
Water Revenue COP
Series 2004A
0.84%, 04/02/09 (a)(c)(d)	8,710	8,710
Water Revenue COP
Series 2008A
0.54%, 04/02/09 (a)(c)(d)	16,910	16,910
0.83%, 04/02/09 (a)(c)(d)	23,680	23,680
San Diego Housing Auth
M/F Housing RB (Bay Vista Apts)
Series 2008A
0.55%, 04/02/09 (a)(b)	4,800	4,800
M/F Housing RB (Hillside Garden Apts)
Series 2004B
0.55%, 04/02/09 (a)(b)	9,000	9,000
M/F Housing RB (Villa Nueva Apts)
Series 2007F
0.55%, 04/02/09 (a)(b)	34,100	34,100

14

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
M/F Mortgage Refunding RB (Creekside Villa Apts)
Series 1999B
0.50%, 04/02/09 (a)(b)	6,000	6,000
San Diego USD
TRAN
Series 2008-2009A
1.63%, 07/01/09	55,000	55,185
San Francisco
GO Bonds (San Francisco General Hospital Improvement Bonds 2008)
Series 2009A
0.51%, 04/02/09 (a)(c)(d)	35,905	35,905
GO Refunding Bonds (Laguna Honda Hospital)
Series 2008R3
0.89%, 04/02/09 (a)(c)(d)	3,000	3,000
M/F Housing RB (Carter Terrace Apts)
Series 2002B
0.72%, 04/02/09 (a)(b)	840	840
M/F Housing Refunding RB (City Heights Apts)
Series 1997A
0.55%, 04/01/09 (a)(b)	20,800	20,800
San Francisco Airports Commission
Second
Series Refunding RB Issue 34E
0.49%, 04/02/09 (a)(b)(c)(d)	5,125	5,125
Second
Series Refunding RB Issue 36A
0.50%, 04/01/09 (a)(b)	21,750	21,750
Second
Series Refunding RB Issue 37C
2.25%, 04/01/09 (a)(b)(c)	16,750	16,750
Second
Series Revenue Notes 2008B
1.50%, 12/01/09	17,640	17,814
Subordinate Commercial Paper Notes
Series B
0.75%, 05/20/09 (b)	24,500	24,500
Subordinate CP Notes
Series A
0.60%, 04/07/09 (b)	9,250	9,250
0.65%, 06/04/09 (b)	9,500	9,500
0.75%, 06/04/09 (b)	10,430	10,430
0.50%, 06/18/09 (b)	9,000	9,000
San Francisco Bay Area Rapid Transit District
GO Bonds (Election of 2004)
Series 2007B
0.42%, 04/02/09 (a)(c)(d)	15,935	15,935
0.55%, 04/02/09 (a)(c)(d)	9,900	9,900
Sales Tax Refunding RB
Series 2005A
0.84%, 04/02/09 (a)(c)(d)	13,400	13,400
Sales Tax Refunding RB
Series 2006A
0.84%, 04/02/09 (a)(c)(d)	6,125	6,125
San Francisco Finance Corp
Lease Refunding RB (Moscone Center Expansion)
Series 2008-1
0.28%, 04/02/09 (a)(b)	29,880	29,880
Lease Refunding RB (Moscone Center Expansion)
Series 2008-2
0.30%, 04/02/09 (a)(b)	8,750	8,750
San Francisco Public Utilities Commission
Wastewater CP
0.50%, 06/09/09 (b)	10,000	10,000
0.65%, 08/06/09 (b)	2,500	2,500
Water CP
0.85%, 04/06/09 (b)	15,200	15,200
0.75%, 06/11/09 (b)	10,000	10,000
1.00%, 06/11/09 (b)	59,000	59,000
0.53%, 08/27/09 (b)	11,800	11,800
Water Refunding RB
Series 2006A
0.44%, 04/02/09 (a)(b)(c)(d)	5,000	5,000
San Francisco Redevelopment Agency
M/F Housing RB (Derek Silva Community)
Series 2002D
0.72%, 04/02/09 (a)(b)	2,445	2,445
M/F Housing RB (Third & Mission)
Series 1999C
0.45%, 04/01/09 (a)(b)(f)	54,700	54,700
M/F Housing Refunding RB (Fillmore Center)
Series 1992A2
0.52%, 04/01/09 (a)(b)	3,750	3,750
San Francisco USD
TRAN 2008
0.98%, 11/25/09	10,000	10,132
San Joaquin Cnty Public Facilities Financing Corp
COP (Cnty Administration Building)
Series 2007
1.00%, 09/09/09 (b)(c)(d)	41,025	41,025
San Jose
Airport RB
Series 2007A
0.49%, 04/02/09 (a)(b)(c)(d)	49,070	49,070
0.49%, 04/02/09 (a)(b)(c)(d)	37,345	37,345
0.89%, 04/02/09 (a)(b)(c)(d)	19,300	19,300
GO Bonds
Series 2008
1.29%, 04/02/09 (a)(c)(d)	5,440	5,440
M/F Housing RB (Almaden Family Apts)
Series 2003D
0.55%, 04/02/09 (a)(b)	4,000	4,000
M/F Housing RB (Almaden Lake Village Apts)
Series 1997A
0.50%, 04/02/09 (a)(b)	25,000	25,000
M/F Housing RB (Raintree Apts)
Series 2005A
0.72%, 04/02/09 (a)(b)	10,300	10,300
M/F Housing RB (Siena at Renaissance Square Apts)
Series 1996A
0.55%, 04/02/09 (a)(b)	10,500	10,500

15

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Subordinated CP Notes
Series B
1.85%, 04/02/09 (b)	80,193	80,193
2.00%, 04/02/09 (b)	15,650	15,650
San Jose Financing Auth
Refunding Lease RB (Civic Center)
Series 2006A
0.42%, 04/02/09 (a)(b)(c)(d)	10,630	10,630
Refunding Lease RB (Civic Center)
Series 2008A
0.23%, 04/02/09 (a)(b)	6,000	6,000
San Jose Redevelopment Agency
Subordinate Tax Allocation Bonds (Merged Area Redevelopment)
Series 2005C
0.49%, 04/01/09 (a)(b)	7,270	7,270
Subordinate Tax Allocation Bonds (Merged Area Redevelopment)
Series 2005D
0.50%, 04/01/09 (a)(b)	8,900	8,900
Tax Allocation Refunding Bonds (Merged Area Redevelopment)
Series 2006D
0.70%, 04/02/09 (a)(b)(c)(d)	34,995	34,995
San Jose USD
GO Bonds (Election of 2002)
Series 2005B
1.26%, 04/02/09 (a)(c)(d)	19,800	19,800
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village)
Series 2002A
0.43%, 04/02/09 (a)(b)	13,390	13,390
San Mateo Cnty Community College District
2006 GO Bonds (Election of 2005)
Series B
1.10%, 04/02/09 (a)(c)(d)	8,635	8,635
GO Bonds (Election of 2001)
Series 2005B
2.25%, 07/30/09 (b)(c)(d)	3,205	3,205
1.00%, 09/01/21 (b)(c)(d)	5,625	5,625
GO Bonds (Election of 2001)
Series 2005B & 2006A
0.90%, 09/23/09 (b)(c)(d)	14,020	14,020
GO Bonds (Election of 2005)
Series 2006B
0.46%, 04/02/09 (a)(c)(d)	28,940	28,940
Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities)
Series 2007K
1.00%, 09/10/09 (b)(c)(d)	47,890	47,890
Refunding Lease RB (Multiple Facilities)
Series 2008M
0.35%, 04/01/09 (a)(b)	22,150	22,150
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts)
Series 2005C
0.70%, 04/02/09 (a)(b)	9,920	9,920
Santa Clara Valley Transportation Auth
Refunding RB (2000 Measure A Sales Tax)
Series 2008A
0.35%, 04/02/09 (a)(c)	7,160	7,160
Santa Cruz Cnty
TRAN 2008-2009
1.65%, 07/06/09	22,500	22,579
Santa Fe Springs IDA
IDRB (Tri-West)
Series 1983
0.80%, 04/01/09 (a)(b)	4,000	4,000
Santa Rosa Housing Auth
M/F Housing RB (Quail Run Apts)
Series 1997A
0.70%, 04/02/09 (a)(b)	7,490	7,490
Sequoia Union High SD
GO Refunding Bonds
Series 2006
0.44%, 04/02/09 (a)(b)(c)(d)	4,105	4,105
Simi Valley USD
GO Bonds (Election of 2004)
Series 2007C
0.41%, 04/02/09 (a)(b)(c)(d)	7,910	7,910
Sonoma Cnty Jr College District
GO Bonds (Election of 2002)
Series B
0.44%, 04/02/09 (a)(b)(c)(d)	21,275	21,275
Southern California Home Financing Auth
S/F Mortgage RB
Series 2004A
0.95%, 04/01/09 (a)(c)	17,200	17,200
S/F Mortgage RB
Series 2004B
0.95%, 04/01/09 (a)(c)	22,650	22,650
0.95%, 04/01/09 (a)(c)	58,930	58,930
Southern California Metropolitan Water District
Water RB
Series 1997B
0.26%, 04/02/09 (a)(c)	7,500	7,500
Water RB
Series 2005C
0.54%, 04/02/09 (a)(c)(d)	8,970	8,970
0.96%, 04/02/09 (a)(c)(d)	24,750	24,750
Water RB
Series 2006A
0.42%, 04/02/09 (a)(c)(d)	2,225	2,225
0.44%, 04/02/09 (a)(c)(d)	13,050	13,050
0.55%, 04/02/09 (a)(c)(d)(f)	50,000	50,000
Southern California Public Power Auth
Refunding BR (Magnolia Power)
Series 2007-1
1.30%, 04/01/09 (c)	99,660	99,660
Revenue Notes (Canyon Power)
Series 2008A
1.00%, 12/02/09	25,000	25,249

16

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Subordinate Refunding RB (Palo Verde)
Series 2008A
0.24%, 04/01/09 (a)(b)	5,915	5,915
Stanton
M/F RB (Continental Gardens Apts)
Series 1997
5.52%, 08/01/09 (b)	4,225	4,244
State Center Community College District
GO Bonds (Election of 2002)
Series 2007A
0.84%, 04/02/09 (a)(b)(c)(d)	8,295	8,295
Stockton Public Finance Auth
Lease RB (Building Acquisition Financing)
Series 2007A
2.25%, 04/02/09 (a)(b)(c)	29,075	29,075
Sweetwater Union High SD
GO Bonds (Election of 2006)
Series 2008A
1.00%, 04/02/09 (a)(b)(c)(d)	2,600	2,600
Univ of California
CP Notes
Series A
0.50%, 06/09/09	44,000	44,000
General RB
Series 2005C
1.29%, 04/02/09 (a)(c)(d)	7,500	7,500
General RB
Series 2005F
0.59%, 04/02/09 (a)(c)(d)	5,000	5,000
General RB
Series 2007J
0.44%, 04/02/09 (a)(c)(d)	5,200	5,200
0.82%, 04/02/09 (a)(c)(d)	39,365	39,365
0.84%, 04/02/09 (a)(c)(d)	6,505	6,505
General RB
Series 2008L
0.42%, 04/02/09 (a)(c)(d)	4,320	4,320
Limited Project RB
Series 2005B
0.44%, 04/02/09 (a)(b)(c)(d)	10,300	10,300
0.83%, 04/02/09 (a)(c)(d)	6,470	6,470
1.25%, 04/02/09 (a)(c)(d)	49,500	49,500
Limited Project RB
Series 2007D
0.83%, 04/02/09 (a)(c)(d)	40,095	40,095
Victor Valley Community College District
COP
Series 1997
0.69%, 04/02/09 (a)(b)	43,625	43,625
West Contra Costa USD
GO Bonds (Election of 2002)
Series C
0.41%, 04/02/09 (a)(b)(c)(d)	5,045	5,045
GO Bonds (Election of 2002)
Series D
0.46%, 04/02/09 (a)(b)(c)(d)	6,570	6,570
West Hills Community College District
COP (2008 Refunding Project)
0.40%, 04/01/09 (a)(b)	10,000	10,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living)
Series 2000A
1.10%, 04/02/09 (a)(b)	6,890	6,890
Subordinate Tax Allocation Bonds (Police Facility)
Series 2009
0.54%, 04/02/09 (a)(b)(c)(d)	10,000	10,000
Whittier
Refunding RB (Whittier College)
Series 2008
0.35%, 04/02/09 (a)(b)	16,000	16,000
William S. Hart Union High SD
COP (2001 School Facility Bridge Funding Program)
1.25%, 04/02/09 (a)(b)(c)	2,815	2,815
COP (2001 School Facility Bridge Funding Program)
1.25%, 04/02/09 (a)(b)(c)	4,215	4,215
COP (2001 School Facility Bridge Funding Program)
1.25%, 04/02/09 (a)(b)(c)(e)	11,940	11,940
Yosemite Community College District
GO Bonds (Election of 2004)
Series 2008C
0.83%, 04/02/09 (a)(b)(c)(d)	2,000	2,000
Yuba USD
TRAN 2008
1.32%, 11/25/09	5,000	5,054

		9,369,340

Puerto Rico 0.9%
Puerto Rico
GO Public Improvement Bonds
Series 2001A
0.79%, 04/02/09 (a)(b)(c)(d)	11,600	11,600
GO Public Improvement Refunding Bonds
Series 2007A8
0.27%, 04/02/09 (a)(b)	10,000	10,000
TRAN
Series 2009 A2
1.65%, 07/30/09 (b)	7,000	7,031
Puerto Rico Aqueduct & Sewer Auth
RB
Series A
0.76%, 04/02/09 (a)(b)(c)(d)	3,500	3,500
Puerto Rico Electric Power Auth
Power Refunding RB
Series UU
1.62%, 04/02/09 (a)(b)(c)(d)	45,000	45,000
Puerto Rico Highway & Transportation Auth
Transportation Refunding RB
Series N
0.89%, 04/02/09 (a)(b)(c)(d)	4,300	4,300

17

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Puerto Rico Housing Finance Corp
Homeownership Mortgage RB
Series 2000A
0.69%, 04/02/09 (a)(b)(c)(d)	755	755

		82,186

Total Municipal Securities (Cost $9,451,526)		9,451,526

Other Investment 0.2% of net assets

Nuveen Insured California Tax-Free Advantage Municipal Fund
Preferred Shares Series 1
0.64%, 08/07/38 (b)(d)	17,700	17,700

Total Other Investment (Cost $17,700)		17,700

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/09, the tax basis cost of the fund’s investments was $9,469,226.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,009,883 or 31.8% of net assets.

(e)	Delayed-delivery security.

(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

BAN	— Bond anticipation note

COP	— Certificate of participation

CP	— Commercial paper

GO	— General obligation

HFA	— Housing finance agency/authority

IDA	— Industrial development agency/authority

IDRB	— Industrial development revenue bond

M/F	— Multi-family

RB	— Revenue bond

SD	— School district

S/F	— Single-family

TRAN	— Tax and revenue anticipation note

USD	— Unified school district

18

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Treasury Guaranty Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through September 18, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	9,469,226
Level 3 — Significant Unobservable Inputs	—

Total	$9,469,226

*	The fund had no Other Financial Instruments.
REG47704MAR09

19

The Charles Schwab Family of Funds
Schwab Cash ReservesTM
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)
87.4%	Fixed-Rate Obligations	26,688,049	26,688,049
8.0%	Variable-Rate Obligations	2,418,124	2,418,124
4.9%	Other Investments	1,506,005	1,506,005

100.3%	Total Investments	30,612,178	30,612,178
(0.3)%	Other Assets and Liabilities, Net		(76,940)

100.0%	Net Assets		30,535,238

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Fixed-Rate Obligations 87.4% of net assets

Bank Notes 2.5%
Bank of America, N.A., (FDIC Insured)
0.54%, 06/08/09 (a)(f)	250,000	250,000
0.52%, 06/09/09 (a)(f)	80,000	80,000
0.75%, 08/24/09 (a)(f)	170,000	170,000
Wells Fargo Bank, N.A.
0.25%, 04/03/09	71,000	71,000
0.25%, 04/06/09	188,000	188,000

		759,000

Certificates of Deposit 33.8%
Australia & New Zealand Banking Group Ltd.
1.05%, 04/02/09	96,000	96,000
0.47%, 04/16/09	10,000	10,000
0.90%, 05/07/09	50,000	50,000
0.76%, 06/01/09	100,000	100,002
0.76%, 06/04/09	59,000	59,001
Banco Bilbao Vizcaya Argentaria S.A.
0.50%, 04/15/09	230,000	230,000
0.50%, 04/16/09	46,000	46,000
Bank of America, N.A.
0.62%, 04/28/09	78,000	78,000
0.80%, 06/05/09	200,000	200,000
1.25%, 08/07/09	218,000	218,000
1.39%, 09/04/09	298,000	298,000
Bank of Nova Scotia
0.55%, 04/07/09	125,000	125,000
0.55%, 04/09/09	39,000	39,000
0.50%, 04/20/09	22,000	22,000
0.76%, 05/29/09	190,000	190,002
Bank of Tokyo Mitsubishi UFJ Ltd.
1.40%, 04/03/09	230,000	230,000
1.03%, 04/21/09	11,000	11,000
1.10%, 05/05/09	50,000	50,000
Barclays Bank PLC
0.75%, 04/09/09	10,000	10,000
0.79%, 04/09/09	15,000	15,000
1.25%, 05/11/09	18,000	18,000
1.36%, 06/03/09	133,000	133,000
1.40%, 06/08/09	205,000	205,000
1.37%, 06/10/09	45,000	45,000
1.38%, 06/11/09	25,000	25,000
BNP Paribas
1.20%, 04/02/09	118,000	118,000
0.87%, 04/07/09	190,000	190,000
0.86%, 04/09/09	9,000	9,000
0.70%, 04/20/09	22,000	22,000
0.93%, 04/29/09	100,000	100,000
0.93%, 05/04/09	100,000	100,000
0.98%, 05/06/09	2,000	2,000
1.02%, 05/20/09	77,000	77,000
0.97%, 06/03/09	90,000	90,000
0.98%, 07/07/09	16,000	16,000
1.05%, 07/09/09	276,000	276,000
1.05%, 07/10/09	148,000	148,000
1.20%, 07/16/09	5,000	5,000
1.15%, 07/20/09	65,000	65,000
Chase Bank (USA), N.A.
0.40%, 04/06/09	190,000	190,000
0.40%, 04/08/09	112,000	112,000
0.51%, 04/09/09	199,000	199,000
0.50%, 04/13/09	42,000	42,000
0.55%, 06/17/09	65,000	65,000
Citibank, N.A.
1.20%, 06/05/09	100,000	100,000
1.30%, 06/10/09	91,000	91,000
1.32%, 06/15/09	50,000	50,000
1.22%, 06/22/09	336,000	336,000
Commonwealth Bank of Australia
0.70%, 04/23/09	250,000	250,000
0.75%, 05/05/09	47,000	47,000
0.90%, 05/08/09	50,000	50,000
Credit Agricole S.A.
0.72%, 04/17/09	189,000	189,000
1.00%, 05/04/09	105,000	105,000
1.00%, 06/04/09	149,000	149,000
1.00%, 06/05/09	6,000	6,000
DnB NOR Bank ASA
0.80%, 05/15/09	75,000	75,000
HSBC Bank PLC
0.81%, 04/06/09	50,000	50,000
0.85%, 05/05/09	200,000	200,000
0.95%, 06/09/09	60,000	60,001

1

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
1.00%, 06/11/09	60,000	60,000
Intesa Sanpaolo
0.97%, 05/26/09	114,000	114,000
0.97%, 06/01/09	7,000	7,000
1.05%, 06/09/09	29,000	29,000
Lloyds TSB Bank PLC
1.33%, 04/07/09	14,000	14,000
1.21%, 06/03/09	38,000	38,000
1.28%, 06/10/09	95,000	95,001
1.25%, 06/12/09	300,000	300,003
Mitsubishi UFJ Trust & Banking Corp.
1.40%, 04/02/09	27,000	27,000
1.40%, 04/03/09	30,000	30,000
1.24%, 05/08/09	90,000	90,000
1.22%, 05/18/09	25,000	25,000
1.25%, 05/27/09	16,000	16,000
1.18%, 06/30/09	200,000	200,000
Mizuho Corporate Bank Ltd.
0.50%, 04/09/09	75,000	75,000
1.00%, 04/09/09	7,000	7,000
0.95%, 05/11/09	88,000	88,000
0.95%, 05/12/09	132,000	132,000
National Australia Bank Ltd.
0.60%, 04/17/09	14,000	14,000
0.91%, 05/08/09	50,000	50,000
0.75%, 06/19/09	200,000	200,000
0.65%, 06/26/09	100,000	100,000
0.60%, 07/01/09	90,000	90,000
Nordea Bank Finland PLC
0.63%, 05/01/09	175,000	175,000
Rabobank Nederland
0.52%, 04/08/09	75,000	75,000
0.55%, 04/08/09	272,000	272,000
1.00%, 09/03/09	14,000	14,000
1.00%, 09/09/09	187,000	187,000
1.00%, 09/10/09	12,000	12,000
1.01%, 09/10/09	50,000	49,998
1.00%, 09/17/09	4,000	4,000
Royal Bank of Scotland PLC
1.25%, 04/09/09	39,000	39,000
1.40%, 06/25/09	24,000	24,000
1.25%, 06/29/09	8,000	8,000
1.55%, 07/14/09	60,000	60,000
1.50%, 07/23/09	19,000	19,001
Societe Generale
0.65%, 04/09/09	19,000	19,000
0.95%, 06/11/09	15,000	15,001
1.11%, 07/09/09	125,000	125,000
1.17%, 07/13/09	145,000	145,000
State Street Bank & Trust
0.50%, 04/17/09	90,000	90,000
Sumitomo Mitsui Banking Corp.
0.55%, 04/01/09	26,000	26,000
0.87%, 05/06/09	50,000	50,000
0.90%, 05/06/09	23,000	23,000
1.15%, 05/06/09	75,000	75,000
1.16%, 05/07/09	50,000	50,000
1.05%, 06/01/09	50,000	50,001
1.00%, 06/05/09	29,000	29,000
Sumitomo Trust & Banking Co.
1.40%, 04/03/09	56,000	56,000
1.10%, 06/08/09	63,000	63,000
Svenska Handelsbanken AB
0.54%, 04/20/09	121,000	121,001
0.92%, 05/13/09	10,700	10,700
0.82%, 05/20/09	57,000	57,000
0.95%, 06/09/09	2,000	2,000
Toronto Dominion Bank
1.00%, 08/14/09	145,000	145,080
1.00%, 09/16/09	28,000	28,000
1.00%, 09/17/09	10,000	10,000
1.00%, 09/21/09	145,000	145,000
1.47%, 11/12/09	73,000	73,000
Union Bank, N.A.
0.65%, 04/16/09	95,000	95,000

		10,329,792

Commercial Paper & Other Corporate Obligations 27.9%
Abbot Laboratories
0.22%, 06/02/09 (c)	31,270	31,258
Alpine Securitization Corp.
0.47%, 04/02/09 (a)(b)(c)	5,000	5,000
0.40%, 04/29/09 (a)(b)(c)	29,000	28,991
0.55%, 05/18/09 (a)(b)(c)	88,000	87,937
0.55%, 05/20/09 (a)(b)(c)	30,000	29,978
Amsterdam Funding Corp.
0.50%, 04/06/09 (a)(b)(c)	10,000	9,999
Atlantis One Funding Corp.
0.60%, 04/22/09 (a)(b)(c)	2,000	1,999
0.60%, 04/23/09 (a)(b)(c)	41,000	40,985
0.62%, 04/29/09 (a)(b)(c)	90,000	89,957
0.72%, 05/04/09 (a)(b)(c)	165,000	164,891
0.97%, 06/08/09 (a)(b)(c)	209,000	208,617
0.95%, 06/10/09 (a)(b)(c)	83,000	82,847
Australia & New Zealand Banking Group
0.72%, 05/27/09	23,000	22,974
0.72%, 05/28/09	118,000	117,865
Bank of America Corp., (FDIC Insured)
0.60%, 07/13/09 (a)(f)	142,000	141,756
Cancara Asset Securitization, L.L.C.
0.55%, 04/06/09 (a)(b)(c)	60,000	59,995
1.00%, 04/07/09 (a)(b)(c)	170,000	169,972
1.05%, 04/29/09 (a)(b)(c)	23,000	22,981
1.05%, 05/06/09 (a)(b)(c)	30,000	29,969
CBA (Delaware) Finance, Inc.
0.70%, 04/08/09 (a)	68,000	67,991
0.57%, 04/23/09 (a)	26,000	25,991
0.80%, 06/02/09 (a)	9,000	8,988
0.75%, 06/15/09 (a)	7,000	6,989
Chariot Funding, L.L.C.
0.25%, 04/01/09 (a)(b)(c)	21,001	21,001
0.45%, 04/14/09 (a)(b)(c)	100,000	99,984
0.46%, 04/14/09 (a)(b)(c)	51,025	51,017
0.45%, 04/15/09 (a)(b)(c)	51,000	50,991
0.46%, 04/15/09 (a)(b)(c)	51,025	51,016
0.47%, 04/15/09 (a)(b)(c)	40,000	39,993
0.40%, 04/21/09 (a)(b)(c)	95,000	94,979

2

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.40%, 04/27/09 (a)(b)(c)	50,000	49,986
Citigroup Funding, Inc., (FDIC Insured)
0.30%, 04/06/09 (a)(f)	100,000	99,996
0.63%, 04/14/09 (a)(f)	105,000	104,976
0.45%, 04/16/09 (a)(f)	200,000	199,962
0.57%, 04/23/09 (a)(f)	200,000	199,930
0.30%, 04/30/09 (a)(f)	100,000	99,976
0.42%, 05/07/09 (a)(f)	200,000	199,916
0.50%, 06/16/09 (a)(f)	7,000	6,993
CRC Funding, L.L.C.
1.05%, 07/02/09 (a)(b)(c)	302,000	301,190
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.85%, 04/01/09 (b)(c)	12,000	12,000
1.15%, 04/01/09 (b)(c)	91,000	91,000
1.15%, 04/06/09 (b)(c)	186,000	185,970
0.82%, 04/29/09 (b)(c)	16,000	15,990
1.35%, 06/05/09 (b)(c)	65,000	64,842
Danske Corp.
1.21%, 06/25/09 (a)(c)	76,000	75,785
1.20%, 06/26/09 (a)(c)	50,000	49,857
1.22%, 06/26/09 (a)(c)	170,000	169,509
1.20%, 07/14/09 (a)(c)	8,000	7,972
DnB NOR Bank ASA
0.70%, 05/14/09	13,000	12,989
0.82%, 07/02/09	64,000	63,866
Falcon Asset Securitization Corp.
0.53%, 04/21/09 (a)(b)(c)	7,000	6,998
0.40%, 04/29/09 (a)(b)(c)	101,000	100,969
0.51%, 05/07/09 (a)(b)(c)	75,000	74,962
0.45%, 05/26/09 (a)(b)(c)	101,086	101,017
Gemini Securitization Corp., L.L.C.
0.50%, 04/01/09 (a)(b)(c)	44,000	44,000
0.55%, 04/03/09 (a)(b)(c)	8,000	8,000
0.70%, 04/07/09 (a)(b)(c)	6,000	5,999
0.75%, 04/08/09 (a)(b)(c)	200,000	199,971
0.80%, 04/29/09 (a)(b)(c)	46,000	45,971
0.80%, 05/06/09 (a)(b)(c)	45,000	44,965
0.60%, 06/09/09 (a)(b)(c)	6,000	5,993
General Electric Capital Corp., (FDIC Insured)
0.20%, 04/14/09 (a)(f)	297,000	296,979
0.33%, 05/13/09 (a)(f)	100,000	99,961
0.37%, 05/13/09 (a)(f)	125,000	124,946
0.37%, 05/14/09 (a)(f)	120,000	119,947
0.47%, 08/21/09 (a)(f)	133,000	132,753
0.58%, 09/11/09 (a)(f)	175,000	174,540
General Electric Co.
0.20%, 04/30/09	285,000	284,954
HSBC USA, Inc.
0.39%, 04/03/09	50,000	49,999
JP Morgan Chase & Co.
0.30%, 04/09/09	55,000	54,996
Jupiter Securitization Corp.
0.25%, 04/01/09 (a)(b)(c)	25,000	25,000
Kitty Hawk Funding Corp.
0.55%, 04/06/09 (a)(b)(c)	21,734	21,732
0.60%, 04/06/09 (a)(b)(c)	42,819	42,815
0.70%, 05/18/09 (a)(b)(c)	20,000	19,982
0.69%, 05/22/09 (a)(b)(c)	9,000	8,991
0.74%, 06/09/09 (a)(b)(c)	42,000	41,940
Nationwide Building Society U.S.
1.26%, 06/22/09	13,000	12,963
1.26%, 06/23/09	50,000	49,855
1.26%, 06/24/09	28,000	27,918
Nestle Capital Corp.
0.37%, 06/16/09 (c)	60,000	59,953
Nokia Corp.
0.75%, 04/16/09 (c)	30,000	29,991
Nordea North America, Inc.
0.29%, 05/01/09 (a)	35,000	34,992
0.88%, 05/05/09 (a)	34,000	33,972
Old Line Funding, L.L.C.
0.40%, 04/15/09 (a)(b)(c)	27,628	27,624
0.68%, 05/04/09 (a)(b)(c)	100,000	99,938
0.75%, 05/05/09 (a)(b)(c)	26,000	25,982
0.67%, 05/12/09 (a)(b)(c)	56,000	55,957
0.65%, 05/15/09 (a)(b)(c)	34,000	33,973
0.65%, 05/22/09 (a)(b)(c)	80,000	79,926
Park Avenue Receivables Co., L.L.C.
0.25%, 04/01/09 (a)(b)(c)	35,000	35,000
0.45%, 04/03/09 (a)(b)(c)	25,022	25,021
Proctor & Gamble Co.
0.37%, 06/16/09	50,000	49,961
Rabobank USA Financial Corp.
0.75%, 06/02/09 (a)	12,000	11,984
Ranger Funding Co., L.L.C.
0.40%, 04/06/09 (a)(b)(c)	18,000	17,999
0.50%, 04/20/09 (a)(b)(c)	11,000	10,997
0.50%, 04/23/09 (a)(b)(c)	149,000	148,954
0.72%, 05/11/09 (a)(b)(c)	100,000	99,920
0.72%, 05/14/09 (a)(b)(c)	46,107	46,067
0.70%, 05/18/09 (a)(b)(c)	9,606	9,597
0.72%, 05/18/09 (a)(b)(c)	113,313	113,206
0.75%, 06/01/09 (a)(b)(c)	14,000	13,982
0.74%, 06/09/09 (a)(b)(c)	20,000	19,972
0.75%, 06/09/09 (a)(b)(c)	30,000	29,957
Roche Holdings, Inc.
0.35%, 06/15/09 (c)	40,000	39,971
Sheffield Receivable Corp.
0.50%, 04/21/09 (a)(b)(c)	48,000	47,987
0.55%, 05/08/09 (a)(b)(c)	16,000	15,991
Societe Generale North America, Inc.
0.89%, 04/07/09 (a)	15,000	14,998
Solitaire Funding, L.L.C.
1.10%, 04/06/09 (a)(b)(c)	9,000	8,999
0.90%, 04/14/09 (a)(b)(c)	82,000	81,973
0.95%, 04/22/09 (a)(b)(c)	10,000	9,994
0.55%, 04/27/09 (a)(b)(c)	25,000	24,990
1.05%, 04/29/09 (a)(b)(c)	20,000	19,984
1.08%, 04/29/09 (a)(b)(c)	30,000	29,975
1.15%, 05/06/09 (a)(b)(c)	13,000	12,985
Thames Asset Global Securitization No. 1, Inc.
0.60%, 04/07/09 (a)(b)(c)	5,000	5,000
0.55%, 04/14/09 (a)(b)(c)	18,000	17,996

3

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Thunder Bay Funding, L.L.C.
0.50%, 04/24/09 (a)(b)(c)	17,708	17,702
0.67%, 04/28/09 (a)(b)(c)	29,938	29,923
0.65%, 05/01/09 (a)(b)(c)	8,035	8,031
0.75%, 05/04/09 (a)(b)(c)	44,680	44,649
0.75%, 05/05/09 (a)(b)(c)	52,000	51,963
0.75%, 05/06/09 (a)(b)(c)	25,000	24,982
Ticonderoga Funding, L.L.C.
0.45%, 04/16/09 (a)(b)(c)	6,000	5,999
0.72%, 05/07/09 (a)(b)(c)	25,000	24,982
Variable Funding Capital Corp.
0.60%, 04/13/09 (a)(b)(c)	50,000	49,990
0.45%, 04/14/09 (a)(b)(c)	67,200	67,189
0.42%, 04/17/09 (a)(b)(c)	123,000	122,977
0.37%, 05/05/09 (a)(b)(c)	95,000	94,967
0.60%, 06/08/09 (a)(b)(c)	62,000	61,930
Westpac Securities NZ Ltd.
1.26%, 05/29/09 (a)(c)	58,000	57,882
Whistlejacket Capital, L.L.C., (SIV)
-, 03/25/08 (b)(c)(d)(e)	23,655	23,655
-, 05/02/08 (b)(c)(d)(e)	7,885	7,885
-, 05/19/08 (b)(c)(d)(e)	3,154	3,154
-, 06/16/08 (b)(c)(d)(e)	10,251	10,251
-, 08/06/08 (b)(c)(d)(e)	72,536	72,536
-, 08/07/08 (b)(c)(d)(e)	39,422	39,422
Windmill Funding Corp.
0.77%, 06/15/09 (a)(b)(c)	8,000	7,987
0.85%, 07/02/09 (a)(b)(c)	7,000	6,985
Yorktown Capital, L.L.C.
0.65%, 04/24/09 (a)(b)(c)	62,000	61,974
0.70%, 05/18/09 (a)(b)(c)	20,099	20,081
0.70%, 05/19/09 (a)(b)(c)	27,541	27,515
0.76%, 06/01/09 (a)(b)(c)	4,000	3,995
0.72%, 06/10/09 (a)(b)(c)	9,649	9,635

		8,512,741

Fixed-Rate Coupon Notes 0.2%
Fannie Mae
1.25%, 12/10/09	47,000	47,843

		47,843

Fixed-Rate Discount Notes 23.0%
Fannie Mae
0.35%, 04/02/09	500,000	499,995
1.16%, 05/01/09	455,000	454,564
0.39%, 05/18/09	332,000	331,831
1.31%, 06/22/09	43,000	42,873
0.50%, 07/01/09	216,000	215,727
0.50%, 07/02/09	92,000	91,882
0.70%, 09/15/09	180,000	179,415
0.76%, 12/01/09	80,000	79,593
Federal Home Loan Bank
0.20%, 04/03/09	183,000	182,998
0.29%, 04/07/09	90,000	89,996
0.20%, 04/13/09	100,000	99,993
0.34%, 04/20/09	293,000	292,947
0.35%, 05/01/09	40,000	39,988
0.40%, 05/06/09	80,000	79,969
0.30%, 07/01/09	238,000	237,820
0.60%, 08/14/09	50,000	49,888
0.60%, 08/21/09	95,000	94,775
0.60%, 09/09/09	105,000	104,718
1.22%, 12/04/09	203,000	201,329
Freddie Mac
0.19%, 04/01/09	525,000	525,000
1.18%, 04/24/09	130,000	129,903
1.16%, 05/11/09	357,000	356,544
0.40%, 05/19/09	111,000	110,941
1.37%, 05/26/09	130,000	129,730
0.30%, 05/28/09	215,000	214,898
0.45%, 06/01/09	50,000	49,962
0.45%, 06/04/09	165,000	164,868
0.50%, 06/05/09	311,000	310,719
0.24%, 06/08/09	135,000	134,939
0.46%, 06/10/09	28,000	27,975
0.60%, 08/17/09	200,000	199,541
0.62%, 09/01/09	365,000	364,038
0.61%, 09/14/09	136,485	136,101
0.70%, 09/14/09	68,000	67,781
0.61%, 09/15/09	277,000	276,216
0.60%, 09/21/09	87,000	86,749
0.70%, 09/21/09	60,770	60,566
0.70%, 09/23/09	323,000	321,901

		7,038,673

Total Fixed-Rate Obligations (Cost $26,688,049)		26,688,049

Variable-Rate Obligations 8.0% of net assets

Bank of America, N.A.
1.37%, 04/30/09	100,000	100,000
Bank of America, N.A., (FDIC Insured)
1.19%, 05/05/09 (a)(f)	80,000	80,000
Deutsche Bank AG
1.46%, 06/22/09	100,000	100,000
Fannie Mae
1.24%, 04/13/09	200,000	199,828
1.18%, 05/05/09	50,000	49,976
Federal Home Loan Bank
1.03%, 04/06/09	100,000	100,000
0.51%, 04/13/09	325,000	324,395
0.63%, 06/22/09	200,000	200,000
Freddie Mac
0.71%, 06/18/09	300,000	300,000
1.19%, 06/24/09	224,000	223,925
Goldman Sachs & Co., (FDIC Insured)
2.02%, 06/16/09 (c)(d)(f)	95,000	95,000
1.47%, 06/17/09 (a)(f)	30,000	30,000
Rabobank Nederland
1.33%, 06/29/09	75,000	75,000
Royal Bank of Canada
1.45%, 05/19/09	285,000	285,000
Societe Generale
1.16%, 06/11/09	140,000	140,000

4

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Svenska Handelsbanken AB
1.64%, 04/06/09 (a)(c)	50,000	50,000
Tenderfoot Seasonal Housing, L.L.C.
1.70%, 04/02/09 (a)	3,000	3,000
Westpac Banking Corp.
1.55%, 05/20/09	62,000	62,000

Total Variable-Rate Obligations (Cost $2,418,124)		2,418,124

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Other Investments 4.9% of net assets

Repurchase Agreements 4.9%
Bank of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $51,000.
0.10%, issued 03/31/09, due 04/01/09	50,000	50,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $306,000.
0.24%, issued 03/31/09, due 04/01/09	300,002	300,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $102,000.
0.18%, issued 03/31/09, due 04/01/09	100,001	100,000
Credit Suisse Securitites (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $127,505
0.15%, issued 03/31/09, due 04/01/09	125,001	125,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $123,427
0.28%, issued 03/31/09, due 04/01/09	121,006	121,005
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $153,000
0.14%, issued 03/31/09, due 04/01/09	150,001	150,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $255,000
0.25%, issued 03/31/09, due 04/01/09	250,002	250,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $316,200
0.17%, issued 03/31/09, due 04/01/09	310,001	310,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $102,000
0.25%, issued 03/31/09, due 04/01/09	100,001	100,000

Total Other Investments (Cost $1,506,005)		1,506,005

End of Investments.
At 03/31/09, the tax basis cost of the fund’s investments was $30,612,178.

(a)	Credit-enhanced security.

(b)	Asset-backed security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,700,865 or 18.7% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $251,903 or 0.8% of net assets.

(e)	Security is in default. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the Investment Act of 1940. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the fund that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the fund met on February 21, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On October 27, 2008, the Issuer of Whistlejacket, through its receiver, made a partial distribution, reflecting principal and interest to all senior creditors of Whistlejacket. The fund received a distribution of $45,954.

(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that it is backed by the full faith and credit of the United States.

5

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Treasury Guaranty Program
On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008.  Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.  The Program expires on September 18, 2009, unless extended by the U.S. Treasury.  Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus.  Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	30,612,178
Level 3 — Significant Unobservable Inputs	—

Total	$30,612,178

*	The fund had no Other Financial Instruments.
REG47711MAR09

6

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money FundTM
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)
98.4%	Municipal Securities	5,367,867	5,367,867

98.4%	Total Investments	5,367,867	5,367,867
1.6%	Other Assets and Liabilities, Net		85,454

100.0%	Net Assets		5,453,321

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 98.4% of net assets

Alabama 2.2%
Alabama
GO Bonds
Series 2007A
0.85%, 04/23/09 (b)(c)(d)	6,280	6,280
Alabama Municipal Funding Corp
Municipal Funding Notes (Tranche 1 )
Series 2008A
0.56%, 04/02/09 (a)(b)	29,895	29,895
Municipal Funding Notes Master
Series 2006A
0.56%, 04/02/09 (a)(b)	14,820	14,820
Bessemer Government Utility Services Corp
Water Supply Refunding RB
Series 2008
1.19%, 04/02/09 (a)(b)(c)(d)	7,325	7,325
Birmingham Downtown Redevelopment Auth
RB (UAB Educational Foundation)
Series 2002
0.92%, 04/01/09 (a)(b)	16,735	16,735
Mobile Special Care Facilities Financing Auth
RB (Ascension Health Sr Credit Group)
Series 2006D
0.54%, 04/02/09 (a)(c)(d)	27,000	27,000
Pell Special Care Facilities Financing Auth
RB (Noland Health Services)
Series 2009A
0.47%, 04/02/09 (a)(b)	5,000	5,000
Washington Cnty IDA
IDRB (Bay Gas Storage Co)
Series 2007
1.00%, 04/01/09 (a)(b)	13,350	13,350

		120,405

Alaska 0.2%
Alaska Industrial Development & Export Auth
Refunding RB (Greater Fairbanks Community Hospital Foundation)
Series 2009A
0.45%, 04/02/09 (a)(b)	11,625	11,625
Anchorage
GO School Bonds
Series 1999
4.41%, 12/01/09 (b)	1,340	1,372

		12,997

Arizona 1.7%
Arizona Health Facilities Auth
Health Facility RB (Catholic Healthcare West Loan Program)
Series 2008B
0.40%, 04/01/09 (a)(b)	26,200	26,200
Arizona Transportation Board
Highway RB
Series 2003
0.70%, 07/01/09	1,000	1,011
Maricopa Cnty USD No.11
School Improvement Bonds
Series 2008
1.87%, 07/01/09 (b)	8,750	8,774
Nogales
Revenue Obligations (Wastewater System)
Series 2006A
3.65%, 10/01/09 (b)	2,140	2,164
Pima Cnty
COP
Series 2008
2.22%, 06/01/09	6,000	6,027
Salt River Project Agricultural Improvement & Power District
Electric System RB
Series 2005A
1.02%, 04/02/09 (a)(c)(d)	6,035	6,035
Scottsdale Municipal Property Corp
Excise Tax Refunding RB
Series 2006
0.54%, 04/02/09 (a)(c)(d)	10,097	10,097
Sun Devil Energy Center
RB (Arizona State Univ)
Series 2008
0.50%, 04/01/09 (a)(b)(c)	4,000	4,000

1

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Yuma Municipal Property Corp
Sr Lien Utility System RB
Series 2007
0.40%, 04/02/09 (a)(b)(c)(d)	29,095	29,095

		93,403

Arkansas 0.1%
Pulaski Cnty Public Facilities Board
RB (Anthony School)
Series 2008
1.04%, 04/02/09 (a)(b)	5,500	5,500

California 2.1%
California Educational Facilities Auth
RB (Chapman Univ)
Series 2000
1.25%, 04/01/09 (a)(b)	11,850	11,850
California Health Facilities Financing Auth
RB (Catholic Healthcare West)
Series 2008F
0.45%, 04/01/09 (a)(b)	8,500	8,500
RB (Northern California Presbyterian Homes & Services)
Series 2004
1.20%, 04/02/09 (a)(b)	10,630	10,630
California State Univ
Systemwide RB
Series 2005C
0.78%, 04/02/09 (a)(b)(c)(d)	2,420	2,420
California Statewide Communities Development Auth
RB (Kaiser Permanente)
Series 2006B
0.82%, 04/02/09 (a)(b)(c)(d)	1,200	1,200
RB (Kaiser Permanente)
Series 2004K
0.68%, 09/03/09	26,000	26,000
California Transit Finance Auth
Bonds (California Finance Program)
Series 1997
3.25%, 04/01/09 (a)(b)(c)	16,805	16,805
Los Angeles
Wastewater System Refunding RB
Series 2003A
1.23%, 04/02/09 (a)(c)(d)	18,000	18,000
Wastewater System Refunding RB
Series 2005A
1.10%, 04/02/09 (a)(c)(d)	9,730	9,730
San Francisco Public Utilities Commission
Wastewater CP
0.70%, 08/05/09 (b)	2,500	2,500
Water CP
0.75%, 08/06/09 (b)	8,000	8,000

		115,635

Colorado 2.0%
Aurora
Hospital Refunding RB (Children’s Hospital Association)
Series 2008B
1.30%, 04/02/09 (a)(b)	8,100	8,100
Bachelor Gulch Metropolitan District
GO Bonds
Series 2004
0.54%, 04/02/09 (a)(b)	3,335	3,335
Colorado Educational & Cultural Facilities Auth
RB (Caldwell Academy)
Series 2007
0.50%, 04/02/09 (a)(b)	9,850	9,850
RB (Lutheran Church Extension Fund — Missouri Synod Loan Program)
Series 2008
0.45%, 04/01/09 (a)(b)	12,225	12,225
RB (Rehoboth Christian School Association)
Series 2007
0.65%, 04/02/09 (a)(b)	7,815	7,815
Colorado Health Facilities Auth
RB (Catholic Health Initiatives)
Series 2008C2
3.64%, 11/10/09	2,500	2,540
RB (Catholic Health Initiatives) Series 2006C7
0.55%, 04/01/09 (a)(c)(d)	12,495	12,495
Commerce City Northern Infrastructure General Improvement District
GO Bonds
Series 2006
0.54%, 04/02/09 (a)(b)	1,000	1,000
Concord Metropolitan District
GO Refunding & Improvement Bonds
Series 2004
2.00%, 12/01/09 (b)	3,800	3,800
Denver
Refunding COP (Wellington E. Webb Municipal Office Building)
Series 2008A2
0.50%, 04/01/09 (a)(c)	1,000	1,000
Denver Urban Renewal Auth
Stapleton Sr Tax Increment RB
Series 2008A1
0.47%, 04/02/09 (a)(b)	3,100	3,100
Erie
COP
Series 2005
1.45%, 04/01/09 (a)(b)	4,080	4,080
Lowry Economic Redevelopment Auth
RB
Series 2008A
0.50%, 04/01/09 (a)(b)	7,965	7,965

2

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Meridian Ranch Metropolitan District
GO Limited Tax Refunding Bonds
Series 2009
0.54%, 04/02/09 (a)(b)	2,135	2,135
Moffat Cnty
Pollution Control Refunding RB (Tri State Generation & Transmission Association)
Series 2009
0.50%, 04/02/09 (a)(b)	11,275	11,275
NBC Metropolitan District
GO Bonds
Series 2004
2.25%, 12/01/09 (b)	3,570	3,570
Parker Automotive Metropolitan District
GO Bonds
Series 2005
0.54%, 04/02/09 (a)(b)	3,500	3,500
Southglenn Metropolitan District
Special RB
Series 2007
0.54%, 04/02/09 (a)(b)	10,150	10,150

		107,935

Connecticut 0.2%
Connecticut
GO Bonds
Series 2005D
0.94%, 04/02/09 (a)(c)(d)	3,300	3,300
Connecticut Health & Educational Facilities Auth
RB (Yale-New Haven Hospital)
Series L2
0.28%, 04/01/09 (a)(b)	7,700	7,700

		11,000

District of Columbia 1.9%
District of Columbia
GO Bonds
Series 2007A
0.47%, 04/02/09 (a)(b)(c)(d)	18,235	18,235
GO Bonds
Series 2007C
1.63%, 04/02/09 (a)(b)(c)(d)	4,990	4,990
Income Tax Secured RB
Series 2009A
0.47%, 04/02/09 (a)(c)(d)	10,500	10,500
RB (KIPP DC)
Series 2008
0.54%, 04/03/09 (a)(b)	28,225	28,225
RB (Population Services International)
Series 2007
0.58%, 04/01/09 (a)(b)	7,300	7,300
District of Columbia Water & Sewer Auth
Public Utility RB
Series 1998
1.30%, 04/02/09 (a)(c)(d)	19,800	19,800
Public Utility Subordinated Lien Refunding RB
Series 2008A
0.54%, 04/02/09 (a)(b)(c)(d)	14,270	14,270

		103,320

Florida 10.0%
Brevard Cnty Health Facilities Auth
RB (Wuesthoff Health Systems)
Series 2004
0.58%, 04/01/09 (a)(b)	5,900	5,900
Broward Cnty
Professional Sports Facilities Tax & Refunding RB
Series 2006A
0.49%, 04/02/09 (a)(b)(c)(d)	7,115	7,115
Broward Cnty HFA
M/F Housing Refunding RB (Island Club Apts)
Series 2001A
0.57%, 04/02/09 (a)(b)	3,000	3,000
Broward Cnty SD/Board
COP
Series 2004D
3.50%, 04/02/09 (a)(b)(c)	13,500	13,500
Cape Coral
CP Notes
0.60%, 06/01/09 (b)	14,056	14,056
Capital Trust Agency
Housing RB (Atlantic Housing Foundation Properties)
Series 2008A
0.55%, 04/02/09 (a)(b)	10,000	10,000
Charlotte Cnty
Refunding RB
Series 2003A
2.50%, 04/02/09 (a)(b)(c)	24,870	24,870
Charlotte Cnty SD
TAN
Series 2008
2.35%, 10/01/09	2,000	2,016
Citizens Property Insurance Corp
High-Risk Account Sr Secured Refunding Bonds
Series 2008A2
2.50%, 06/01/09 (b)	10,000	10,033
Collier Cnty Educational Facilities Auth
Limited Obligation RB (Ave Maria Univ)
Series 2006
0.65%, 04/01/09 (a)(b)	12,000	12,000
Collier Cnty Health Facilities Auth
Health Facility RB (The Mooring)
Series 2005
0.50%, 04/01/09 (a)(b)	9,000	9,000
Duval Cnty School Board
COP (Master Lease Program)
Series 2007
0.49%, 04/02/09 (a)(b)(c)(d)	16,203	16,203

3

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Escambia Cnty Health Facilities Auth
RB (Ascension Health Credit Group)
Series 1999A2
5.34%, 11/15/09 (b)	11,000	11,422
5.38%, 11/15/09 (b)	2,310	2,399
Florida Department of Transportation
Turnpike Refunding RB
Series 2003A
0.72%, 07/01/09	1,500	1,516
1.24%, 07/01/09	1,325	1,339
Turnpike RB
Series 2006A
1.00%, 07/23/09 (c)(d)	11,645	11,645
Turnpike RB
Series 2007A
0.87%, 04/02/09 (a)(c)(d)	11,955	11,955
Turnpike RB
Series 2008A
0.47%, 04/02/09 (a)(c)(d)	4,520	4,520
Florida Higher Educational Facilities Financing Auth
RB (Flagler College)
Series 2005
0.58%, 04/01/09 (a)(b)	7,760	7,760
RB (Jacksonville Univ)
Series 2006
0.87%, 04/02/09 (a)(b)	18,800	18,800
Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts)
Series 2008
0.66%, 04/02/09 (a)(b)	8,000	8,000
Florida State Board of Education
Public Education Capital Outlay Bonds
Series 2006B
0.39%, 04/02/09 (a)(b)(c)(d)	5,995	5,995
Public Education Capital Outlay Bonds
Series 2006D&E
0.47%, 04/02/09 (a)(c)(d)	2,500	2,500
Public Education Capital Outlay Bonds
Series 1999E
1.01%, 04/02/09 (a)(c)(d)	15,820	15,820
Florida State Univ Financial Assistance
Subordinated RB
Series 2002
0.54%, 04/02/09 (a)(b)(c)(d)	8,580	8,580
Gainesville
Utilities System RB
Series 2005C
0.50%, 04/01/09 (a)(c)	9,600	9,600
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2004A
0.58%, 04/02/09 (a)(b)	3,600	3,600
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005F
0.58%, 04/02/09 (a)(b)	3,000	3,000
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005B
4.00%, 11/15/09	435	438
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005I
4.77%, 11/16/09	7,775	7,945
4.79%, 11/16/09	11,500	11,751
4.80%, 11/16/09	10,580	10,811
4.88%, 11/16/09	150	153
4.92%, 11/16/09	500	511
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005A
1.40%, 11/15/09	500	511
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2008B1
0.55%, 04/02/09 (a)(b)	5,000	5,000
Indian River Cnty
RB (Saint Edwards School)
Series 1999
0.50%, 04/02/09 (a)(b)	10,250	10,250
Jacksonville
Transportation RB
Series 2007
0.49%, 04/02/09 (a)(c)(d)	28,995	28,995
Lakeland
Hospital RB (Lakeland Regional Health Systems)
Series 1999A
5.10%, 11/15/09 (b)	2,000	2,064
Lee Memorial Health System
Hospital RB
Series 2009A
0.30%, 04/01/09 (a)(b)	34,000	34,000
Hospital RB
Series 2009D
0.58%, 04/01/09 (a)(b)	9,000	9,000
Miami-Dade Cnty School Board
COP
Series 2006A&B
0.44%, 04/02/09 (a)(b)(c)(d)	2,295	2,295
North Broward Hospital District
Refunding RB
Series 2007
0.52%, 04/02/09 (a)(b)	17,600	17,600
Orange Cnty Health Facilities Auth
Refunding RB (Pooled Hospital Loan Program)
Series 1985
0.73%, 05/19/09 (b)	18,200	18,200
Orange Cnty HFA
Refunding RB (Highland Pointe Apts)
Series 1998J
0.49%, 04/02/09 (a)(b)	7,455	7,455

4

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Orange Cnty IDA
IDRB (Catholic Charities of Central Florida & Diocese of Orlando)
Series 2007
0.35%, 04/01/09 (a)(b)	5,400	5,400
RB (Univ of Central Florida Foundation)
Series 2000A
0.57%, 04/02/09 (a)(b)	7,830	7,830
Orlando & Orange Cnty Expressway Auth
RB
Series 2007A
1.00%, 09/09/09 (b)(c)(d)	14,955	14,955
Refunding RB
Series 2003C3
3.75%, 04/02/09 (a)(b)(c)	10,235	10,235
Orlando Utilities Commission
Water & Electric RB
Series 2002B
0.50%, 04/01/09 (a)(c)	6,600	6,600
Palm Beach Cnty
RB (Palm Beach Day Academy)
Series 2006
0.50%, 04/02/09 (a)(b)	9,970	9,970
Palm Beach Cnty Health Facilities Auth
Refunding RB (Pooled Hospital Loan Program)
Series 1985
0.60%, 04/14/09 (b)	7,300	7,300
Palm Beach Cnty SD
Sales Tax Revenue CP
0.62%, 05/14/09 (b)	6,500	6,500
Sales Tax Revenue CP
0.70%, 06/04/09 (b)	12,700	12,700
Polk Cnty IDA
IDRB (Winter Haven Hospital)
Series 2006
0.35%, 04/01/09 (a)(b)	4,000	4,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida Obligated Group)
Series 2007
0.47%, 04/02/09 (a)(c)(d)	3,995	3,995
Tallahassee
Energy System RB
Series 2007
0.72%, 04/02/09 (a)(c)(d)	2,800	2,800
Tampa
Educational Facilities RB (Pepin Academy of Tampa)
Series 2002
1.04%, 04/02/09 (a)(b)	3,340	3,340
Tampa Bay Water Auth
Utility System RB
Series 2008
0.47%, 04/02/09 (a)(c)(d)	3,495	3,495
Utility System Refunding & Improvement RB
Series 2001A
3.54%, 04/02/09 (a)(c)(d)	5,200	5,200
Volusia Cnty School Board
COP
Series 2007
0.47%, 04/02/09 (a)(b)(c)(d)	1,955	1,955
Walton Cnty School Board
COP
Series 1999
4.97%, 07/01/09 (b)	2,500	2,553
West Orange Healthcare District
RB
Series 1999B
0.65%, 04/02/09 (a)(b)	6,200	6,200
Winter Haven
Utility System Improvement & Refunding RB
Series 2005
0.47%, 04/02/09 (a)(b)(c)(d)	4,680	4,680

		542,831

Georgia 3.6%
Atlanta
Tax Allocation Bonds
Series 2001
0.50%, 04/02/09 (a)(b)	9,555	9,555
Water & Wastewater RB
Series 2004
3.00%, 04/02/09 (a)(b)(c)(d)	17,550	17,550
Atlanta Development Auth
RB (Georgia Aquarium)
Series 2009
0.58%, 04/01/09 (a)(b)	10,000	10,000
Burke Cnty Development Auth
Pollution Control RB (Georgia Power) Second
Series 1995
0.85%, 06/02/09	25,000	25,000
Cobb Cnty Housing Auth
M/F Housing RB (Post Bridge)
Series 1996
0.63%, 04/01/09 (a)(b)	8,150	8,150
Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Certificates
Series 2005A
0.54%, 04/02/09 (a)(b)	22,500	22,500
Revenue Anticipation Certificates
Series 2005B
0.54%, 04/02/09 (a)(b)	12,500	12,500
Dalton Development Auth
Revenue Certificates (Hamilton Health Care System)
Series 2003B
0.55%, 04/02/09 (a)(b)	1,405	1,405
Dekalb Cnty Housing Auth
M/F Housing RB (Highland Place Apts)
Series 2008
0.53%, 04/02/09 (a)(b)	27,000	27,000

5

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
DeKalb, Newton & Gwinnett Counties Joint Development Auth
Incremental Draw RB (GPC Real Estate Student Support I)
Series 2007
0.54%, 04/02/09 (a)(b)	13,905	13,905
Fayette Cnty Hospital Auth
Revenue Anticipation Certificates (Fayette Community Hospital)
Series 2001
0.58%, 04/01/09 (a)(b)	2,940	2,940
Fulton Cnty Development Auth
RB (Georgia Tech Athletic Association)
Series 2008A
1.25%, 12/02/09 (b)	6,150	6,150
RB (Metro Atlanta YMCA)
Series 1997
0.50%, 04/02/09 (a)(b)	12,150	12,150
RB (Trinity School)
Series 2001
0.58%, 04/01/09 (a)(b)	1,500	1,500
Georgia
GO Bonds
Series 2007E
0.53%, 04/02/09 (a)(c)(d)	6,977	6,977
GO Bonds
Series 2000C
1.74%, 07/01/09	4,340	4,385
GO Bonds
Series 2000C
1.78%, 07/01/09	845	854
Housing Auth of Clayton Cnty
M/F Refunding RB
Series 1990E
1.57%, 04/01/09 (a)(b)	7,160	7,160
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB (Third Indenture)
Series 2007B
0.89%, 04/02/09 (a)(c)(d)	1,882	1,882
Monroe Cnty Development Auth
RB (Georgia Power Plant Scherer) First
Series 2008
1.95%, 12/10/09	6,700	6,700

		198,263

Hawaii 0.3%
Honolulu
GO Bonds
Series 2005A C & D
1.30%, 04/02/09 (a)(c)(d)	5,520	5,520
Wastewater System RB Sr
Series 2005A
0.87%, 04/02/09 (a)(c)(d)	11,690	11,690

		17,210

Idaho 0.3%
Idaho
TAN
Series 2008
1.72%, 06/30/09	12,500	12,539
Idaho Health Facilities Auth
Refunding RB (Valley Vista Care Obligated Group)
Series 1999A
6.54%, 11/15/09 (b)	1,220	1,290
6.69%, 11/15/09 (b)	1,000	1,058

		14,887

Illinois 14.3%
Bolingbrook
GO Bonds
Series 2007
0.49%, 04/02/09 (a)(b)(c)(d)	9,340	9,340
Jr Lien Tax Increment RB
Series 2005
1.30%, 04/01/09 (a)(b)	8,880	8,880
Chicago
GO Project & Refunding Bonds
Series 2007A
0.51%, 04/02/09 (a)(c)(d)	26,195	26,195
GO Project & Refunding Bonds
Series 2006A
0.84%, 04/02/09 (a)(c)(d)	3,245	3,245
GO Project & Refunding Bonds
Series 2007A
0.88%, 04/02/09 (a)(c)(d)	10,380	10,380
GO Refunding Bonds
Series 1993B
0.55%, 04/01/09 (a)(b)(c)(d)	4,040	4,040
Sales Tax RB
Series 1998
1.30%, 04/02/09 (a)(c)(d)	9,900	9,900
Second Lien Water Refunding RB
Series 2004-1
0.46%, 04/02/09 (a)(b)	20,000	20,000
Second Lien Water Refunding RB
Series 2004-2
0.46%, 04/02/09 (a)(b)	2,500	2,500
Chicago Board of Education
Unlimited Tax GO Refunding Bonds (Dedicated Revenues)
Series 2009A2
0.46%, 04/02/09 (a)(b)	5,900	5,900
Unlimited Tax GO Refunding Bonds (Dedicated Revenues)
Series 2009A1
0.50%, 04/02/09 (a)(b)	4,900	4,900
Unlimited Tax GO Refunding Bonds (Dedicated Revenues)
Series 2004A
0.54%, 04/02/09 (a)(b)(c)(d)	12,940	12,940
Chicago Park District
GO Limited Tax Refunding Bonds
Series 2008G
1.35%, 01/01/10	2,275	2,337

6

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
GO Unlimited Tax Refunding Bonds
Series 2008I
1.35%, 01/01/10	1,120	1,142
GO Unlimited Tax Refunding Bonds
Series 2008H
1.35%, 01/01/10	1,475	1,515
Community Unit SD No. 365-U
GO School Bonds (Valley View)
Series 2005
2.30%, 07/30/09 (b)(c)(d)	9,180	9,180
Community Unit SD No.308
GO Bonds
Series 2008
0.49%, 04/02/09 (a)(b)(c)(d)	6,699	6,699
Cook Cnty
RB (Catholic Theological Union)
Series 2005
0.65%, 04/01/09 (a)(b)	1,500	1,500
Sales TAN
Series 2008
1.58%, 08/03/09	5,500	5,526
Crestwood
Tax Increment RB (135th & Cicero Redevelopment)
Series 2004
3.50%, 04/02/09 (a)(b)	27,555	27,555
Duquoin
Industrial Revenue Refunding & Improvement Bonds (Marshall Browning Hospital)
Series 2006
1.04%, 04/02/09 (a)(b)	10,005	10,005
Elgin
Educational Facility RB (Harvest Christian Academy)
Series 2004
2.95%, 04/02/09 (a)(b)	7,500	7,500
Illinois
GO Bonds
Series of March 2004A
0.50%, 04/01/09 (a)(b)(c)(d)	32,300	32,300
Illinois Educational Facilities Auth
RB (Concordia Univ River Forest)
Series 2001
0.60%, 04/01/09 (a)(b)	14,105	14,105
RB (Northwestern Univ)
Series 2003
0.47%, 04/02/09 (a)(c)(d)	3,465	3,465
1.01%, 04/02/09 (a)(c)(d)	9,900	9,900
RB (Univ of Chicago)
Series 1998B
1.80%, 07/01/09	7,000	7,037
1.87%, 07/01/09	2,000	2,011
3.88%, 07/01/09	5,750	5,780
3.89%, 07/01/09	3,500	3,518
3.90%, 07/01/09	2,000	2,011
3.94%, 07/01/09	750	754
3.95%, 07/01/09	6,000	6,031
3.97%, 07/01/09	1,000	1,005
3.98%, 07/01/09	1,000	1,005
4.00%, 07/01/09	200	201
Refunding RB (Northwestern Univ)
Series 1993
0.70%, 12/01/09	1,575	1,626
Illinois Finance Auth
CP Revenue Notes (DePaul Univ Financing Program)
0.50%, 05/08/09 (b)	28,000	28,000
RB (Advocate Health Care Network)
Series 2003
1.82%, 07/02/09	13,650	13,650
RB (Advocate Health Care Network)
Series 2008A1
0.65%, 01/14/10	20,840	20,840
RB (Art Institute of Chicago)
Series 2009B2
0.50%, 04/01/09 (a)(b)	3,000	3,000
RB (Carle Foundation)
Series 2009E
0.30%, 04/02/09 (a)(b)	6,100	6,100
RB (Carle Foundation)
Series 2009C
0.30%, 04/02/09 (a)(b)	1,800	1,800
RB (Carle Foundation)
Series 2009D
0.40%, 04/02/09 (a)(b)	6,875	6,875
RB (Carle Foundation)
Series 2009B
0.40%, 04/02/09 (a)(b)	1,875	1,875
RB (Northwestern Memorial Hospital)
Series 2008B2
0.50%, 04/02/09 (a)(c)	12,950	12,950
RB (OSF Healthcare System)
Series 2009B
0.40%, 04/08/09 (a)(b)	7,100	7,100
RB (Regency Park at Lincolnwood)
Series 1991B
0.47%, 04/02/09 (a)(b)(c)(d)	15,925	15,925
RB (Resurrection Health Care)
Series 2005C
0.45%, 04/02/09 (a)(b)	7,235	7,235
RB (St. Vincent de Paul Center)
Series 2000A
0.73%, 03/03/10	9,400	9,400
RB (Univ of Chicago)
Series 2008
0.40%, 04/02/09 (a)(c)	48,000	48,000
RB (Univ of Chicago)
Series 2008B
0.47%, 04/02/09 (a)(c)(d)	2,995	2,995
RB (Univ of Chicago)
Series 2007
0.49%, 04/02/09 (a)(c)(d)	10,295	10,295
Refunding RB (Swedish Covenant Hospital)
Series 2008A
0.45%, 04/01/09 (a)(b)	5,500	5,500

7

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts)
Series 2008
0.65%, 04/02/09 (a)(b)	10,000	10,000
Jacksonville
Industrial Improvement RB (Passavant Memorial Area Hospital Association)
Series 2006B
1.04%, 04/02/09 (a)(b)	11,795	11,795
Industrial Refunding RB (Passavant Memorial Area Hospital Association)
Series 2006A
1.04%, 04/02/09 (a)(b)	18,955	18,955
Metropolitan Pier & Exposition Auth
McCormick Place Expansion Project Bonds
Series 2002A
0.49%, 04/02/09 (a)(b)(c)(d)	31,622	31,622
0.51%, 04/02/09 (a)(c)(d)	81,825	81,825
0.52%, 04/02/09 (a)(c)(d)	23,665	23,665
0.84%, 04/02/09 (a)(c)(d)	24,130	24,130
1.14%, 04/02/09 (a)(c)(d)	33,010	33,010
1.29%, 04/02/09 (a)(c)(d)	10,315	10,315
McCormick Place Expansion Project Bonds
Series 2002B
0.84%, 04/02/09 (a)(c)(d)	4,160	4,160
Metropolitan Water Reclamation District of Greater Chicago
GO Refunding Bonds
Series of May 2006
0.47%, 04/02/09 (a)(c)(d)	2,995	2,995
Regional Transportation Auth
GO Bonds
Series 2002A
0.98%, 04/02/09 (a)(c)(d)	9,600	9,600
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts)
Series 1994
0.54%, 04/02/09 (a)(b)	15,550	15,550
Village of Western Springs
Special Assessment Bonds (Timber Trails)
Series 2006
0.70%, 04/01/09 (a)(b)	15,879	15,879

		776,969

Indiana 4.5%
Boone Cnty Hospital Association
Lease Refunding RB
Series 2005
0.49%, 04/02/09 (a)(b)(c)(d)	5,855	5,855
Decatur Township Multi-School Building Corp
First Mortgage Refunding Bonds
Series 2006B
0.49%, 04/02/09 (a)(b)(c)(d)	4,115	4,115
Fort Wayne
Economic Development RB (Lutheran Homes)
Series 2003
3.54%, 04/02/09 (a)(b)	4,495	4,495
Franklin
Economic Development Refunding & Improvement RB (Franklin United Methodist Home)
Series 2007
0.79%, 04/02/09 (a)(b)	25,000	25,000
Indiana Finance Auth
RB (Ascension Health Sr Credit Group)
Series 2008E8
3.38%, 12/15/09	8,440	8,556
3.40%, 12/15/09	5,565	5,642
3.42%, 12/15/09	300	304
3.46%, 12/15/09	450	456
Indiana Health & Educational Facility Financing Auth
Hospital RB (Howard Regional Health System)
Series 2005A
1.15%, 04/01/09 (a)(b)	19,345	19,345
RB (Ascension Health Sr Credit Group)
Series 2006B4&B6
0.47%, 04/02/09 (a)(c)(d)	5,200	5,200
RB (Clarian Health Obligated Group)
Series 2005B
2.50%, 04/01/09 (a)(b)(c)	75,250	75,250
Indiana Health Facility Financing Auth
RB (Ascension Health Credit Group)
Series 2003E6
1.75%, 04/01/09	10,000	10,000
RB (Ascension Health Subordinate Credit Group)
Series 2005A7
0.90%, 04/01/10	1,600	1,665
RB (Memorial Hospital)
Series 2004A
0.79%, 04/02/09 (a)(b)	17,965	17,965
RB (Westview Hospital)
Series 2004
3.54%, 04/02/09 (a)(b)	9,895	9,895
Indiana Univ
Consolidated RB
Series 2008A
0.47%, 04/02/09 (a)(c)(d)	1,125	1,125
Indianapolis Local Public Improvement Bond Bank
Waterworks Project Bonds
Series 2002A
0.47%, 04/02/09 (a)(b)(c)(d)	17,495	17,495
Jasper Cnty
Economic Development Refunding & Improvement RB (Oak Grove Christian Retirement Village)
Series 2006
3.54%, 04/02/09 (a)(b)	4,380	4,380

8

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Morgan Cnty
Economic Development RB (Morgan Hospital & Medical Center)
Series 2002A
3.54%, 04/02/09 (a)(b)	1,410	1,410
Tipton
Economic Development RB (Tipton Cnty Memorial Hospital)
Series 2006A
3.54%, 04/02/09 (a)(b)	24,200	24,200
Wayne Township School Building Corp
First Mortgage Refunding Bonds
Series 2006
0.47%, 04/02/09 (a)(b)(c)(d)	3,945	3,945

		246,298

Iowa 0.5%
Iowa Finance Auth
Health Facilities RB (Iowa Health System)
Series 2009E
0.30%, 04/01/09 (a)(b)	8,700	8,700
Health Facilities RB (Iowa Health System)
Series 2009D
0.30%, 04/01/09 (a)(b)	3,865	3,865
Pollution Control Facility Refunding RB (MidAmerican Energy)
Series 2008B
0.78%, 04/01/09 (a)	14,000	14,000
Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ)
Series 2003
0.55%, 04/02/09 (a)(b)	1,600	1,600

		28,165

Kansas 0.2%
Topeka
Temporary Notes
Series 2008A
4.10%, 11/01/09	12,000	12,008

Kentucky 1.0%
Kentucky Asset/Liability Commission
General Fund TRAN
Series 2008A
1.78%, 06/25/09	5,500	5,515
Kentucky State Property & Buildings Commission
Refunding RB Project No. 84
3.29%, 04/02/09 (a)(c)(d)	14,970	14,970
Lexington-Fayette Urban Cnty Airport Board
Government GO Refunding RB
Series 2008B
0.50%, 04/01/09 (a)(b)	1,600	1,600
Louisville & Jefferson Cnty Metropolitan Sewer District
Sewage & Drainage System RB
Series 1999A
0.83%, 04/02/09 (a)(b)(c)(d)	5,600	5,600
Mason Cnty
Pollution Control RB (East Kentucky Power Coop) Pooled
Series 1984B1
1.20%, 04/01/09 (a)(b)	17,150	17,150
Public Energy Auth
Gas Supply RB Sr
Series 2007A2
0.55%, 04/02/09 (a)(c)	3,000	3,000
Warren Cnty
Refunding RB (Bowling Green-Warren Cnty Community Hospital)
Series 2008
0.54%, 04/02/09 (a)(b)(c)	8,350	8,350

		56,185

Louisiana 0.9%
Jefferson Sales Tax District
Special Sales Tax RB
Series 2005
0.49%, 04/02/09 (a)(b)(c)(d)	1,850	1,850
Lafayette
Communications System RB
Series 2007
0.47%, 04/02/09 (a)(b)(c)(d)	19,765	19,765
Louisiana
Gasoline & Fuels Tax RB
Series 2005A
0.40%, 04/02/09 (a)(b)(c)(d)	6,935	6,935
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Montan)
Series 2008
1.04%, 04/02/09 (a)(b)	9,875	9,875
Refunding RB (Shreveport Convention Center Hotel)
Series 2008
1.04%, 04/02/09 (a)(b)	10,000	10,000

		48,425

Maryland 2.3%
Maryland Health & Higher Educational Facilities Auth
Mortgage RB (Western Maryland Health System)
Series 2006A
1.00%, 09/09/09 (b)(c)(d)	14,700	14,700
RB (Doctors Community Hospital)
Series 2008
0.57%, 04/01/09 (a)(b)	51,160	51,160
RB (Pooled Loan Program)
Series 1985B
0.43%, 04/01/09 (a)(b)	2,075	2,075

9

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Pooled Loan Program)
Series 1994D
0.50%, 04/02/09 (a)(b)	27,770	27,770
Univ System of Maryland
Revolving Loan Program Bonds
Series 2003A
1.99%, 06/01/09	2,000	2,000
2.05%, 06/01/09	15,000	15,000
Washington Cnty
RB (Homewood at Williamsport Facility)
Series 2007
0.59%, 04/07/09 (a)(b)	12,000	12,000

		124,705

Massachusetts 2.7%
Gloucester
BAN
2.40%, 09/18/09	5,000	5,008
Massachusetts
GO Bonds Consolidated Loan of 2000
Series A
4.90%, 02/01/10 (b)	5,000	5,258
Special Obligation RB Consolidated Loan of 2005
Series A
3.29%, 04/02/09 (a)(b)(c)(d)	9,770	9,770
Massachusetts Bay Transportation Auth
General Transportation System Refunding Bonds
Series 1994A
0.71%, 03/01/10	9,000	9,518
Massachusetts Development Finance Agency
RB (Eaglebrook School)
Series 2007
0.50%, 04/01/09 (a)(b)	12,025	12,025
RB (Greater Boston Food Bank)
Series 2008A
0.50%, 04/01/09 (a)(b)	6,100	6,100
Massachusetts Health & Educational Facilities Auth
RB (Dana-Farber Cancer Institute)
Series 2008L2
0.40%, 04/02/09 (a)(b)	3,800	3,800
RB (Harvard Univ)
Series 2008B
0.44%, 04/02/09 (a)(c)(d)	2,810	2,810
RB (Massachusetts Institute of Technology)
Series 2008O
1.01%, 04/02/09 (a)(c)(d)	10,730	10,730
RB (Northeastern Univ)
Series 2008T1
2.25%, 05/14/09	5,000	5,000
RB (Northeastern Univ)
Series 2008T2
2.50%, 05/28/09	17,700	17,700
RB (Partners HealthCare System)
Series 2005F4
0.33%, 04/02/09 (a)(c)	5,500	5,500
RB (Suffolk Univ)
Series 2008BB
0.45%, 04/02/09 (a)(b)	5,250	5,250
Massachusetts School Building Auth
Dedicated Sales Tax Bonds
Series 2007A
0.87%, 04/02/09 (a)(c)(d)	19,800	19,800
Dedicated Sales Tax Bonds
Series 2005A
1.29%, 04/02/09 (a)(c)(d)	4,900	4,900
Massachusetts Water Resources Auth
General Refunding RB
Series 2005B
0.45%, 04/02/09 (a)(c)(d)	11,360	11,360
General Refunding RB
Series 2007B
0.87%, 04/02/09 (a)(c)(d)	2,995	2,995
3.29%, 04/02/09 (a)(b)(c)(d)	10,700	10,700

		148,224

Michigan 2.7%
Clinton Cnty Economic Development Corp
Limited Obligation RB (Clinton Area Care Center)
Series 1999
0.64%, 04/02/09 (a)(b)	8,240	8,240
Detroit
Sewage Disposal System Sr Lien Refunding RB
Series 2001C1
5.00%, 04/02/09 (a)(b)(c)	23,900	23,900
Eastern Michigan Univ Board of Regents
General Refunding RB
Series 2008
3.50%, 04/02/09 (a)(b)	7,800	7,800
Grand Rapids Economic Development Corp
RB (Sisters of the Order of St. Dominic of Grand Rapids)
Series 2005
1.94%, 04/02/09 (a)(b)	10,765	10,765
Kalamazoo Economic Development Corp
Limited Obligation Refunding RB (Friendship Village of Kalamazoo)
Series 2006
2.95%, 04/02/09 (a)(b)	8,735	8,735
Kalamazoo Hospital Finance Auth
Hospital Refunding RB (Bronson Methodist Hospital)
Series 2009A
0.50%, 04/01/09 (a)(b)	11,700	11,700

10

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Michigan Higher Education Facilities Auth
Limited Obligation RB (Hope College)
Series 2002B
3.00%, 04/02/09 (a)(b)	3,050	3,050
Michigan Hospital Financing Auth
Refunding RB (Crittenton Hospital Medical Center)
Series 2003A
0.65%, 04/01/09 (a)(b)	14,935	14,935
Michigan State Building Auth
Refunding RB (Facilities Program)
Series 2006IA
1.64%, 04/02/09 (a)(b)(c)(d)	3,814	3,814
Michigan State Hospital Finance Auth
Healthcare Equipment Loan Program Bonds (Installment #15)
Series C
3.07%, 04/01/09 (a)(b)	4,500	4,500
Healthcare Equipment Loan Program Bonds (Installment #18)
Series C
3.07%, 04/01/09 (a)(b)	2,500	2,500
Healthcare Equipment Loan Program Bonds (Installment #23)
Series C
3.07%, 04/01/09 (a)(b)	2,000	2,000
Hospital RB (St. John Hospital & Medical Center)
Series 1996A
1.50%, 05/15/09 (b)	1,710	1,719
Michigan State Strategic Fund
Limited Obligation RB (Legal Aid & Defender Association)
Series 2007
0.59%, 04/02/09 (a)(b)	12,440	12,440
Limited Obligation Refunding RB (Holland Home Obligated Group)
Series 2005A
2.95%, 04/02/09 (a)(b)	10,060	10,060
Limited Obligation Refunding RB (Holland Home)
Series 2005B
2.95%, 04/02/09 (a)(b)	7,320	7,320
Limited Obligation Refunding RB (Washtenaw Christian Academy)
Series 2008
3.90%, 04/03/09 (a)(b)	4,200	4,200
Sanilac Cnty Economic Development Corp
Limited Obligation RB (Marlette Community Hospital)
Series 2001
1.04%, 04/02/09 (a)(b)	11,185	11,185

		148,863

Minnesota 1.0%
Duluth Econ Dev Auth & Brainerd
Health Care Facilities RB (Benedictine Health System)
Series 1993C & 1993E
0.58%, 04/02/09 (a)(b)(c)(d)	14,360	14,360
Minneapolis/St. Paul Housing & Redevelopment Auth
M/F Housing Refunding RB (Highland Ridge)
Series 2003
0.50%, 04/02/09 (a)(b)	6,625	6,625
Minnesota
COP Aid Anticipation
Series 2008
1.75%, 09/04/09	3,000	3,016
GO State Bonds
0.47%, 04/02/09 (a)(c)(d)	9,000	9,000
GO State Bonds
0.70%, 11/01/09	1,500	1,537
Minnesota HFA
Limited Obligation Bonds Draw Down
Series 2008-4
0.57%, 04/02/09 (a)(b)(c)(d)	4,000	4,000
Minnetonka
M/F Housing Refunding RB (Minnetonka Hills Apts)
Series 2001
0.50%, 04/02/09 (a)(b)	5,000	5,000
Rochester
Health Care Facilities RB (Mayo Clinic)
Series 2008D
0.70%, 04/01/10	10,000	10,000

		53,538

Mississippi 1.8%
Mississippi
GO Capital Improvements Bonds
Series 2005
0.65%, 04/01/09 (a)(c)	10,620	10,620
Mississippi Business Finance Corp
RB (Chevron USA)
Series 2007B
0.70%, 07/01/09	25,000	25,000
RB (Chevron USA)
Series 2007C
0.65%, 08/03/09	10,000	10,000
RB (Mississippi Methodist Sr Services)
Series 2008A
0.54%, 04/02/09 (a)(b)	22,180	22,180
RB (Renaissance at Colony Park)
Series 2008
1.04%, 04/02/09 (a)(b)	12,870	12,870
RB (Valley Services)
Series 2008A
1.04%, 04/02/09 (a)(b)	10,340	10,340
Mississippi Development Bank
RB (Desoto Cnty Convention Center Expansion & Refunding)
Series 2008
1.04%, 04/02/09 (a)(b)	7,150	7,150

11

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Special Obligation Refunding Bonds (Harrison Cnty GO Bonds Refunding Project)
Series 2008C
4.00%, 10/01/09 (b)	1,520	1,529

		99,689

Missouri 1.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Subordinate Mass Transit Sales Tax Appropriation Bonds (Metrolink Cross Cnty Extension)
Series 2005A
3.86%, 10/01/09 (b)	8,400	8,517
Jackson Cnty IDA
Health Facilities RB (Kansas City Hospice)
Series 2005
3.50%, 04/01/09 (a)(b)	4,550	4,550
Kansas City
Special Obligation Refunding Bonds (H. Roe Bartle Convention Center)
Series 2008E
0.50%, 04/01/09 (a)(b)	2,000	2,000
Kansas City IDA
Industrial Development Refunding RB (Plaza Manor Nursing Home)
Series 2004
0.69%, 04/02/09 (a)(b)	2,225	2,225
Missouri Health & Educational Facilities Auth
Health Facilities RB (St. Luke’s Health System)
Series 2008A
0.44%, 04/01/09 (a)(b)	7,325	7,325
Health Facilities RB (St. Luke’s Health System)
Series 2008C
0.44%, 04/01/09 (a)(b)	3,500	3,500
Missouri Public Utilities Commission
Interim Construction Notes
Series 2008
2.00%, 08/15/09	28,110	28,213
North Kansas City
Hospital RB (North Kansas City Hospital)
Series 2008
0.40%, 04/01/09 (a)(b)	2,200	2,200
St. Charles Cnty Public Water Supply District #2
COP
Series 2005
0.55%, 04/02/09 (a)(b)	8,200	8,200

		66,730

Montana 0.3%
Richland Cnty
Hospital RB (Sidney Health Center)
Series 2006
1.94%, 04/02/09 (a)(b)	15,565	15,565

Nebraska 0.8%
Nebraska Public Power District
General RB
Series 2003A
1.24%, 04/02/09 (a)(b)(c)(d)	9,380	9,380
General RB
Series 2005 B2
0.69%, 01/01/10	10,000	10,323
Omaha Public Power District
Electric System RB
Series 2006A
1.00%, 07/23/09 (c)(d)	10,080	10,080
Public Power General Agency
RB (Whelan Energy Center Unit 2)
Series 2007A
0.47%, 04/02/09 (a)(b)(c)(d)	4,965	4,965
Univ of Nebraska
RB (Univ of Nebraska at Omaha Student Facilities)
Series 2007
0.49%, 04/02/09 (a)(c)(d)	7,650	7,650

		42,398

Nevada 1.7%
Clark Cnty
Airport Passenger Facility Charge RB
Series 2007A2
1.00%, 09/09/09 (b)(c)(d)	15,875	15,875
GO (Limited Tax) Bond Bank Bonds
Series 2006
1.00%, 05/29/09 (b)(c)(d)	5,705	5,705
Highway Revenue (Motor Vehicle Fuel Tax) Improvement & Refunding Bonds
Series 2007
0.52%, 04/02/09 (a)(b)(c)(d)	3,555	3,555
Sales & Excise Tax Revenue CP Notes
Series 2008A&B
0.50%, 07/06/09 (b)	6,500	6,500
Clark Cnty SD
GO (Limited Tax) Building Bonds
Series 2006B
0.52%, 04/02/09 (a)(c)(d)	22,820	22,820
0.52%, 04/02/09 (a)(b)(c)(d)	12,000	12,000
GO (Limited Tax) Refunding Bonds
Series 2007A
1.80%, 06/15/09	4,500	4,525
GO (Limited Tax) School Bonds
Series 2006C
0.85%, 06/15/09	1,500	1,513

12

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Clark Cnty Special Improvement District No.121
Local Improvement Bonds (Southern Highlands Area)
Series 1999
6.47%, 12/01/09 (b)	5,400	5,733
Las Vegas Valley Water District
GO (Limited Tax) Water Improvement & Refunding Bonds
Series 2003A
0.62%, 04/02/09 (a)(b)(c)(d)	5,125	5,125
Nevada
Limited Tax GO Bonds (Capital Improvement & Cultural Affairs)
Series 2008C
0.89%, 04/02/09 (a)(c)(d)	9,400	9,400

		92,751

New Hampshire 0.6%
New Hampshire Business Finance Auth
RB (Mark H. Wentworth Home)
Series 2006
0.54%, 04/02/09 (a)(b)	2,000	2,000
New Hampshire Health & Educational Facilities Auth
RB (Androscoggin Valley Hospital)
Series 2007
0.50%, 04/02/09 (a)(b)	14,480	14,480
RB (Riverwoods at Exeter)
Series 2008
0.48%, 04/02/09 (a)(b)	15,000	15,000

		31,480

New Jersey 1.0%
Essex Cnty
BAN
Series 2008
1.73%, 06/25/09	5,000	5,015
Gloucester Cnty
BAN
Series 2009A
1.25%, 10/15/09	7,000	7,056
Montclair Township
BAN
1.43%, 12/18/09	10,000	10,075
New Jersey Economic Development Auth
Sublease RB (New Jersey Transit Corp Light Rail System)
Series 1999B
2.25%, 05/01/09 (b)	500	501
New Jersey Health Care Facilities Financing Auth
RB (AHS Hospital)
Series 2008B
0.40%, 04/02/09 (a)(b)	7,300	7,300
RB (Hackensack Univ Medical Center)
Series 2008
0.73%, 04/02/09 (a)(b)(c)(d)	3,420	3,420
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2006C
0.48%, 04/02/09 (a)(b)(c)(d)	4,495	4,495
0.49%, 04/02/09 (a)(b)(c)(d)	5,000	5,000
Transportation System Bonds
Series 2004B
0.83%, 12/15/09	500	516
Salem Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (Public Service Electric & Gas)
Series 2003B1
0.70%, 06/01/09 (b)	12,250	12,250

		55,628

New Mexico 0.1%
Santa Fe
Subordinate Lien Wastewater System RB (Gross Receipts Tax)
Series 1997B
0.45%, 04/01/09 (a)(b)	2,600	2,600

New York 6.2%
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds
Series 2008A
4.10%, 04/02/09 (a)(b)(c)	47,750	47,750
Transportation RB
Series 2005G1
0.30%, 04/01/09 (a)(b)	12,000	12,000
New York City
GO Bonds Fiscal 1995
Series B7
0.28%, 04/01/09 (a)(c)	8,600	8,600
GO Bonds Fiscal 1999
Series F
1.69%, 08/01/09	1,000	1,009
GO Bonds Fiscal 2006
Series I3
0.32%, 04/01/09 (a)(b)	17,000	17,000
GO Bonds Fiscal 2008
Series L3
0.30%, 04/01/09 (a)(c)	1,200	1,200
GO Bonds Fiscal 2008
Series J3
0.50%, 04/01/09 (a)(b)	2,200	2,200
New York City Municipal Water Finance Auth
CP
Series 5
0.50%, 06/09/09	15,750	15,750
CP Notes
Series 1
1.90%, 06/11/09	35,000	35,000

13

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Water & Sewer System RB Fiscal 2003
Series E
1.00%, 04/02/09 (a)(c)(d)	8,955	8,955
Water & Sewer System RB Fiscal 2004
Series A
1.93%, 04/02/09 (a)(c)(d)	10,425	10,425
Water & Sewer System RB Fiscal 2005
Series B
0.87%, 04/02/09 (a)(c)(d)	14,850	14,850
New York City Transitional Finance Auth
Future Tax Secured Bonds Fiscal 2001
Series B
0.45%, 04/01/09 (a)(c)	16,700	16,700
1.30%, 04/02/09 (a)(c)(d)	18,915	18,915
New York State
GO Bonds
Series 2000A
3.10%, 04/01/09 (b)	27,310	27,310
New York State Dormitory Auth
RB (New York Univ)
Series 2001-2
0.83%, 04/02/09 (a)(c)(d)	1,695	1,695
New York State Power Auth
CP
Series 1
0.70%, 06/05/09	12,000	12,000
RB
Series 2007A
1.13%, 04/02/09 (a)(c)(d)	7,000	7,000
Port Auth of New York & New Jersey
Consolidated Bonds 148th
Series
0.87%, 04/02/09 (a)(c)(d)	4,900	4,900
Ramapo Housing Auth
RB (Fountainview at College Road)
Series 1998
0.64%, 04/02/09 (a)(b)	6,970	6,970
Rockland Cnty IDA
RB (Assisted Living At Northern Riverview)
Series 1999
0.64%, 04/02/09 (a)(b)	8,900	8,900
Syracuse IDA
Civic Facility RB (Syracuse Univ)
Series 2005B
0.40%, 04/01/09 (a)(b)	5,700	5,700
Civic Facility Refunding RB (Crouse Health Hospital)
Series 2003A
1.24%, 04/01/09 (a)(b)	1,425	1,425
Triborough Bridge & Tunnel Auth
General Purpose RB
Series 2001A
0.72%, 04/02/09 (a)(c)(d)	10,000	10,000
General Refunding RB
Series 2002B
0.59%, 04/02/09 (a)(c)(d)	7,600	7,600
1.00%, 04/02/09 (a)(c)(d)	8,400	8,400
Subordinate RB
Series 2003A
1.61%, 04/02/09 (a)(c)(d)	20,800	20,800
Subordinate Refunding RB
Series 2000AB
1.25%, 04/01/09 (a)(b)(c)	4,085	4,085
Subordinate Refunding RB
Series 2002E
1.24%, 04/02/09 (a)(b)(c)(d)	1,000	1,000

		338,139

North Carolina 1.1%
North Carolina Capital Facilities Finance Agency
RB (Duke Univ)
Series 2006A
0.49%, 04/02/09 (a)(c)(d)	6,045	6,045
North Carolina Medical Care Commission
Health Care Facilities RB (Duke Univ Health System)
Series 2006AB
0.79%, 04/02/09 (a)(c)(d)	30,200	30,200
Health Care Facilities RB (Lenoir Memorial Hospital)
Series 2005
0.48%, 04/02/09 (a)(b)	1,250	1,250
Health Care Facilities RB (Novant Health)
Series 2006
0.84%, 04/02/09 (a)(b)(c)(d)	4,000	4,000
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)
Series 2008A1
0.50%, 04/01/09 (a)(b)	6,600	6,600
Hospital Refunding RB (Wayne Memorial Hospital)
Series 2009
0.50%, 04/02/09 (a)(b)	4,680	4,680
Union Cnty
COP
Series 2006
0.44%, 04/02/09 (a)(b)(c)(d)	7,930	7,930

		60,705

Ohio 3.4%
Bellefontaine
Refunding & Improvement RB (Mary Rutan Hospital)
Series 2005
0.79%, 04/02/09 (a)(b)	12,195	12,195
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Asset-Backed Bonds
Series 2007A2
0.49%, 04/02/09 (a)(b)(c)(d)	15,000	15,000
Clinton Cnty
Hospital Refunding RB (McCullough-Hyde Memorial Hospital)
Series 2003B1
3.25%, 04/01/09 (a)(b)	5,670	5,670

14

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Columbus SD
School Facilities Construction & Improvement BAN
Series 2009B
0.70%, 12/16/09	4,000	4,022
Delaware Cnty
Health Care Facilities Refunding & Improvement RB (Sara Moore Home)
Series 2007
1.00%, 04/03/09 (a)(b)	8,905	8,905
Hamilton Cnty
Economic Development RB (Contemporary Arts Center)
Series 2001
0.54%, 04/02/09 (a)(b)	5,000	5,000
Healthcare Facilities Improvement & Refunding RB (Episcopal Retirement Homes)
Series 2005A
0.63%, 04/02/09 (a)(b)	2,600	2,600
Lorain Cnty
Hospital Facilities RB (EMH Regional Medical Center)
Series 2001
0.60%, 04/02/09 (a)(b)	10,040	10,040
Lucas Cnty
GO Limited Tax BAN
Series 2008
1.70%, 07/30/09	7,500	7,532
Maple Heights City SD
GO Unlimited Tax School Facilities Improvement Notes
Series 2008
2.60%, 11/05/09	11,000	11,058
Middleburg Heights
Hospital Improvement RB (Southwest General Health Center)
Series 1997
3.00%, 04/02/09 (a)(b)	20,285	20,285
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (Antioch Univ)
Series 2006
0.48%, 04/02/09 (a)(b)	13,080	13,080
Ohio Hospital RB (Cleveland Clinic Health System Obligated Group)
Series 2008A
0.47%, 04/02/09 (a)(c)(d)	6,225	6,225
Ohio Water Development Auth
Refunding RB (Timken)
Series 2001
0.51%, 04/01/09 (a)(b)	10,200	10,200
Pike Cnty
Health Care Facilities Refunding & Improvement RB (Hill View Retirement Center)
Series 2004
2.95%, 04/02/09 (a)(b)	7,875	7,875
Rickenbacker Port Auth
Economic Development RB (YMCA of Central Ohio)
Series 2002
3.25%, 04/02/09 (a)(b)	12,350	12,350
Sandusky
GO Various Purpose Improvement BAN
Series 2008-1
4.25%, 10/21/09	6,915	6,926
South-Western City SD
School Building Construction GO Bonds
Series 1999
4.47%, 12/01/09 (b)	13,250	13,567
Summit Cnty Port Auth
RB (Lawrence School)
Series 2005
2.95%, 04/02/09 (a)(b)	10,025	10,025
Washington Cnty
RB (Marietta Health Care)
Series 2003
3.30%, 04/03/09 (a)(b)(c)	4,765	4,765

		187,320

Oklahoma 0.1%
Oklahoma Industries Auth
Health System Refunding RB (INTEGRIS Baptist Medical Center)
Series 1999A
2.51%, 08/15/09	2,500	2,527
Tulsa Industrial Auth
Refunding RB (Univ of Tulsa)
Series 1996A
0.54%, 04/02/09 (a)(b)(c)(d)	4,390	4,390

		6,917

Oregon 0.5%
Astoria Hospital Facilities Auth
Hospital RB (Columbia Memorial)
Series 2007
0.59%, 04/02/09 (a)(b)	18,440	18,440
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village Assisted Living)
Series 2001A
0.65%, 04/02/09 (a)(b)	7,910	7,910

		26,350

Pennsylvania 4.0%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2007D
0.50%, 04/02/09 (a)(b)(c)(d)	25,505	25,505
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
0.54%, 04/02/09 (a)(b)(c)(d)	5,360	5,360

15

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Univ of Pittsburgh Medical Center)
Series 2006A
0.84%, 04/02/09 (a)(c)(d)	6,185	6,185
Berks Cnty Municipal Auth
RB (Reading Hospital & Medical Center)
Series 2009A2
0.50%, 04/02/09 (a)(c)	6,475	6,475
Cumberland Cnty Municipal Auth
RB (LSN/TLS Obligated Group)
Series 2003D
0.47%, 04/02/09 (a)(b)(d)	23,060	23,060
Dallastown Area School District
GO Bond
Series 2008
3.50%, 04/02/09 (a)(b)(c)	1,555	1,555
Delaware River Port Auth
Refunding RB
Series 2008A
0.50%, 04/02/09 (a)(b)	4,400	4,400
Emmaus General Auth
Bonds (Pennsylvania Loan Program)
Series 1996
1.72%, 04/01/09 (a)(b)(c)	23,000	23,000
Lancaster Cnty Convention Center Auth
Hotel Room Rental Tax RB
Series 2007
0.48%, 04/02/09 (a)(b)	1,955	1,955
Lehigh Cnty General Purpose Auth
College RB (Muhlenberg College)
Series 2008
0.35%, 04/02/09 (a)(b)	5,055	5,055
Hospital RB (Lehigh Valley Health Network)
Series 2005B
2.04%, 04/02/09 (a)(b)(c)(d)	4,990	4,990
Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy)
Series 1996A
0.67%, 08/05/09 (b)	7,000	7,000
Pennsylvania
GO Bonds First
Series 2008
0.45%, 04/02/09 (a)(c)(d)	3,390	3,390
Pennsylvania HFA
Rental Housing Refunding Bonds
Series 2008B
0.55%, 04/01/09 (a)(c)	7,700	7,700
Pennsylvania State Turnpike Commission
Refunding RB (Registration Fee)
Series 2005A
0.84%, 04/02/09 (a)(b)(c)(d)	6,905	6,905
Refunding RB (Registration Fee)
Series 2005C
1.19%, 04/02/09 (a)(b)(c)	2,350	2,350
Turnpike BAN
Series 2007A
3.57%, 10/15/09	10,000	10,000
Turnpike BAN
Series 2007A
3.75%, 10/15/09	8,460	8,460
Philadelphia
Water & Wastewater Refunding RB
Series 2003
2.75%, 04/01/09 (a)(b)(c)	29,320	29,320
Somerset Cnty Hospital Auth
RB (Somerset Community Hospital)
Series 2007A
0.49%, 04/02/09 (a)(b)	3,295	3,295
Southcentral General Auth
RB (Wellspan Health Obligated Group)
Series 2008D
0.45%, 04/01/09 (a)(b)	4,300	4,300
Temple Univ
Univ Funding Obligations
Series 2008
1.55%, 04/21/09	25,000	25,013
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital)
Series 2008A
0.49%, 04/02/09 (a)(b)	2,300	2,300

		217,573

Puerto Rico 0.0%
Puerto Rico
GO Public Improvement Refunding Bonds
Series 2004B4
3.25%, 04/02/09 (a)(b)(c)	675	675

South Carolina 1.0%
South Carolina Association of Governmental Organizations
Installment Purchase RB (Pickens Cnty SD)
Series 2006
0.47%, 04/02/09 (a)(b)(c)(d)	3,990	3,990
South Carolina Jobs Economic Development Auth
Economic Development RB (Greenville Technical College Student Housing)
Series 2005
0.58%, 04/02/09 (a)(b)	7,390	7,390
South Carolina Public Service Auth
CP
0.70%, 06/10/09	26,136	26,136
Revenue Obligations
Series 2004A
0.73%, 01/01/10	6,090	6,285

16

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
South Carolina State Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts)
Series 2008
0.54%, 04/02/09 (a)(b)	9,800	9,800

		53,601

Tennessee 2.7%
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds
Series E5A
0.47%, 04/01/09 (a)(b)	2,500	2,500
Chattanooga
Electric System RB
Series 2008A
0.44%, 04/02/09 (a)(c)(d)	6,115	6,115
Clarksville Public Building Auth
Financing RB (Murfreesboro Loans)
Series 2008
0.58%, 04/02/09 (a)(b)	10,210	10,210
Pooled Financing RB (Tennessee Municipal Bond Fund)
Series 1997
0.55%, 04/02/09 (a)(b)	9,880	9,880
County of Shelby TN
GO Refunding Bonds
Series 2008A
1.75%, 04/02/09 (a)(c)	24,870	24,870
Metropolitan Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Ascension Health Credit Group)
Series 1999A
5.42%, 11/15/09 (b)	3,500	3,634
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool)
Series 1997
0.55%, 04/02/09 (a)(b)	9,055	9,055
Municipal Energy Acquisition Corp
Gas RB
Series 2006B
0.54%, 04/02/09 (a)(b)(c)(d)	33,830	33,830
Sevier Cnty Public Building Auth
Public Improvement Bonds
Series VIIB1
1.10%, 04/01/09 (a)(b)	4,000	4,000
Shelby Cnty Health, Educational & Housing Facility Board
RB (St. Jude Children’s Research Hospital)
Series 1999
5.00%, 07/01/09 (b)	5,500	5,668
Springfield Health & Educational Facilities Board
Refunding RB (NorthCrest Medical Center)
Series 2008
1.04%, 04/02/09 (a)(b)	9,500	9,500
Tennergy Corp
Gas RB
Series 2006A
0.54%, 04/02/09 (a)(b)(c)(d)	30,000	30,000

		149,262

Texas 9.3%
Aledo Independent SD, TX
Unlimited Tax School Building Bonds
Series 2006A
1.75%, 08/01/09 (b)(c)	7,790	7,796
Alief ISD
Unlimited Tax Schoolhouse Bonds
Series 2001
0.75%, 02/15/10 (b)	1,210	1,268
Birdville ISD
Unlimited Tax Refunding Bonds
Series 2003
0.72%, 02/15/10 (b)	1,200	1,244
Brownsville
Revenue Improvement & Refunding Bonds
Series 2005A
0.49%, 04/02/09 (a)(b)(c)(d)	1,775	1,775
Comal ISD
Unlimited Tax School Building & Refunding Bonds
Series 1999
1.85%, 08/01/09 (b)	8,105	8,209
Cypress-Fairbanks ISD
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2008
0.52%, 04/02/09 (a)(b)(c)(d)	2,495	2,495
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2001
1.01%, 04/02/09 (a)(b)(c)(d)	6,650	6,650
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2002A
0.70%, 02/15/10 (b)	4,490	4,658
Unlimited Tax Schoolhouse Bonds
Series 2002B
1.80%, 08/15/09 (b)(c)	8,150	8,150
Dallas
Waterworks & Sewer System CP
Series B
0.63%, 08/27/09 (c)	30,000	30,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB
Series 2008
0.47%, 04/02/09 (a)(c)(d)	4,500	4,500
1.01%, 04/02/09 (a)(c)(d)	5,100	5,100

17

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Sr Lien Sales Tax Refunding RB
Series 2007
1.29%, 04/02/09 (a)(c)(d)	8,605	8,605
Dallas Water & Sewer Utilities
Waterworks & Sewer System Refunding & Improvement RB
Series 2006
0.47%, 04/02/09 (a)(b)(c)(d)	4,990	4,990
Denton ISD
Unlimited Tax School Building & Refunding Bonds
Series 2002
0.52%, 04/02/09 (a)(b)(c)(d)	3,475	3,475
Dickinson ISD
Unlimited Tax Schoolhouse Bonds
Series 2008A
1.65%, 08/01/09 (b)(c)	15,000	15,067
El Paso ISD
Unlimited Tax School Building & Refunding Bonds
Series 2008
2.11%, 08/15/09 (b)	500	496
Frisco ISD
Unlimited Tax School Building Bonds
Series 2008A
0.57%, 04/02/09 (a)(b)(c)(d)	1,745	1,745
Garland ISD
Unlimited Tax School Building & Refunding Bonds
Series 2003A
0.72%, 02/15/10 (b)	1,000	1,037
Harris Cnty
Toll Road Sr Lien Refunding RB
Series 2002
1.29%, 04/02/09 (a)(c)(d)	9,900	9,900
Toll Road Sr Lien Refunding RB
Series 2004A
1.31%, 04/02/09 (a)(c)(d)	5,580	5,580
Toll Road Subordinate Lien Unlimited Tax Refunding RB
Series 2007C
1.00%, 07/23/09 (c)(d)	12,955	12,955
Harris Cnty Health Facilities Development Corp
Hospital RB (Texas Children’s Hospital)
Series 2008-2
0.50%, 04/01/09 (a)(c)	2,500	2,500
Hospital RB (Texas Children’s Hospital)
Series 2008-1
0.40%, 04/02/09 (a)(c)	45,000	45,000
RB (Brazos Presbyterian Homes)
Series 2000
1.94%, 04/02/09 (a)(b)	8,950	8,950
Houston
Combined Utility System First Lien Refunding RB
Series 2004A
1.24%, 04/02/09 (a)(b)(c)(d)	7,000	7,000
Combined Utility System First Lien Refunding RB
Series 2007A
1.64%, 04/02/09 (a)(b)(c)(d)	4,300	4,300
2.04%, 04/02/09 (a)(b)(c)(d)	4,950	4,950
Public Improvement Forward Refunding Bonds
Series 2001B
0.65%, 03/01/10	5,295	5,529
Public Improvement Refunding Bonds
Series 2007A
0.75%, 03/01/10	5,000	5,194
Water & Sewer System Jr Lien Refunding RB
Series 1998A
0.49%, 04/02/09 (a)(c)(d)	6,045	6,045
Houston Community College
Maintenance Tax Notes
Series 2008
0.49%, 04/02/09 (a)(b)(c)(d)	4,145	4,145
Houston ISD
Limited tax Schoolhouse Bonds
Series 2008
1.01%, 04/02/09 (a)(b)(c)(d)	4,950	4,950
Kendall Cnty Health Facilities Development Corp
Health Care RB (Morningside Ministries)
Series 2008
1.23%, 04/02/09 (a)(b)	5,970	5,970
Lamar Consolidated ISD
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2008
0.49%, 04/02/09 (a)(b)(c)(d)	3,235	3,235
Unlimited Tax Schoolhouse Bonds
Series 2007
1.01%, 04/02/09 (a)(b)(c)(d)	15,365	15,365
Unlimited Tax Schoolhouse Bonds
Series 2004
1.85%, 09/08/09 (b)(c)	2,905	2,905
Lower Colorado River Auth
Transmission Contract Revenue
CP Notes
0.75%, 04/02/09 (b)	12,000	12,000
Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas)
Series 2008
0.45%, 04/02/09 (a)(b)	4,000	4,000
North East ISD
Unlimited Tax Refunding Bonds
Series 2007
3.28%, 04/02/09 (a)(b)(c)(d)	5,740	5,740
Northside ISD
Unlimited Tax School Building Bonds
Series 2007A
3.70%, 06/01/09 (b)(c)	1,000	1,003
3.72%, 06/01/09 (b)(c)	6,000	6,018
3.74%, 06/01/09 (b)(c)	5,000	5,015
Red River Education Finance Corp
Higher Education RB (Texas Christian Univ)
Series 2007
0.49%, 04/02/09 (a)(b)(c)(d)	5,175	5,175

18

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Round Rock ISD
Unlimited Tax School Building Bonds
Series 2007
0.53%, 04/02/09 (a)(b)(c)(d)	10,755	10,755
San Antonio
Combination Tax & Revenue Certificates of Obligation
Series 2006
1.05%, 07/23/09 (c)(d)	8,950	8,950
Electric & Gas Systems CP
Series A
0.60%, 06/18/09 (c)	15,000	15,000
Electric & Gas Systems RB New
Series 2006A
0.70%, 02/01/10	2,890	2,993
Water System CP Notes
Series A
0.75%, 05/04/09 (c)	5,000	5,000
0.70%, 06/10/09 (c)	4,500	4,500
San Jacinto Community College District
Limited Tax GO Bonds
Series 2008
0.54%, 04/02/09 (a)(c)(d)	7,000	7,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources System)
Series 2008G
0.35%, 04/01/09 (a)(c)	3,285	3,285
RB (Texas Health Resources System)
Series 2008F
0.45%, 04/01/09 (a)(c)	10,775	10,775
Texas Southmost College District
Limited Tax Bonds
Series 2006
0.39%, 04/02/09 (a)(b)(c)(d)	10,720	10,720
Texas Transportation Commission
First Tier RB
Series 2007
0.47%, 04/02/09 (a)(c)(d)	15,620	15,620
GO Mobility Fund Bonds
Series 2007
0.47%, 04/02/09 (a)(c)(d)	10,210	10,210
GO Mobility Fund Bonds
Series 2008
0.47%, 04/02/09 (a)(c)(d)	9,900	9,900
GO Mobility Fund Bonds
Series 2006A
0.47%, 04/02/09 (a)(c)(d)	5,550	5,550
GO Mobility Fund Bonds
Series 2005A
0.47%, 04/02/09 (a)(c)(d)	2,285	2,285
GO Mobility Fund Bonds
Series 2007
0.47%, 04/02/09 (a)(c)(d)	27,805	27,805
State Highway Fund First Tier RB
Series 2006
0.47%, 04/02/09 (a)(c)(d)	7,495	7,495
State Highway Fund First Tier RB
Series 2007
0.47%, 04/02/09 (a)(c)(d)	3,330	3,330
State Highway Fund First Tier RB
Series 2006
1.01%, 04/02/09 (a)(c)(d)	4,600	4,600
Travis Cnty Health Facilities Development Corp
RB (Ascension Health Credit Group)
Series 1999A
1.78%, 11/15/09	2,850	2,920
5.60%, 11/15/09 (b)	2,025	2,114
Univ of Houston System
Consolidated Refunding RB
Series 2008
0.89%, 04/02/09 (a)(c)(d)	5,540	5,540
Univ of Texas
Permanent Univ Fund Refunding Bonds
Series 2006B
0.54%, 04/02/09 (a)(c)(d)	16,676	16,676
Revenue Financing System Refunding Bonds
Series 2004B
0.70%, 08/15/09	3,400	3,455

		507,162

Utah 0.5%
Intermountain Power Agency
Power Supply Refunding RB
Series 2003A
0.89%, 04/02/09 (a)(c)(d)	6,450	6,450
Salt Lake Cnty Municipal Building Auth
Lease RB (Salt Lake Cnty)
Series 1999
5.23%, 10/01/09 (b)	2,315	2,361
South Valley Sewer District
Sewer RB
Series 2008
0.55%, 04/01/09 (a)(b)(c)(d)	6,190	6,190
Utah Transit Auth
Sales Tax RB
Series 2008A
0.47%, 04/02/09 (a)(c)(d)	3,850	3,850
0.49%, 04/02/09 (a)(c)(d)	9,720	9,720

		28,571

Virginia 1.6%
Chesterfield Cnty Economic Development Auth
RB (Bon Secours Health System)
Series 2008C2
2.75%, 04/01/09 (a)(b)(c)	45,370	45,370
Henrico Economic Development Auth
RB (Bon Secours Health System)
Series 2008B2
2.75%, 04/01/09 (a)(b)(c)	4,600	4,600

19

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Norfolk Redevelopment & Housing Auth
RB (E2F Student Housing I)
Series 2005
0.55%, 04/02/09 (a)(b)	4,195	4,195
Refunding RB (Univ Village Student Housing)
Series 2008
0.35%, 04/01/09 (a)(b)	2,100	2,100
Portsmouth Redevelopment & Housing Auth
M/F Housing RB (Phoebus Square Apts)
Series 2008
0.55%, 04/02/09 (a)(b)	9,000	9,000
Virginia College Building Auth
Educational Facilities RB
Series 2006A
0.54%, 04/02/09 (a)(c)(d)	4,125	4,125
Virginia Housing Development Auth
Commonwealth Mortgage Bonds
Series 2001H1
0.69%, 04/02/09 (a)(c)(d)	3,330	3,330
Winchester IDA
Hospital RB (Winchester Medical Center)
Series 1991
0.50%, 04/02/09 (a)(c)(d)	12,540	12,540

		85,260

Washington 3.6%
Cascade Water Alliance
Water System RB
Series 2006
0.40%, 04/02/09 (a)(b)(c)(d)	8,630	8,630
Central Puget Sound Regional Transit Auth
Sales Tax Bonds
Series 2007A
0.55%, 04/01/09 (a)(c)(d)	8,380	8,380
Issaquah SD No. 411
Unlimited Tax GO Bonds
Series 2008
1.79%, 06/01/09 (b)	4,750	4,767
King Cnty
Sewer RB
Series 2007
0.55%, 04/01/09 (a)(c)(d)	7,885	7,885
Sewer RB
Series 2004A
1.14%, 04/02/09 (a)(c)(d)	5,690	5,690
King Cnty Public Hospital District No.1
Limited Tax GO Refunding Bonds
Series 2008A
0.49%, 04/02/09 (a)(b)(c)(d)	7,850	7,850
Seattle
Drainage & Wastewater RB 2008
0.76%, 04/02/09 (a)(c)(d)	4,000	4,000
Limited Tax GO Improvement & Refunding Bonds
Series 2008
0.47%, 04/02/09 (a)(c)(d)	4,535	4,535
Seattle Museum Development Auth
Special Obligation Bonds
Series 2005
1.02%, 04/02/09 (a)(c)(d)	9,750	9,750
Washington
GO Bonds
Series 2009B
0.47%, 04/02/09 (a)(c)(d)	3,035	3,035
GO Bonds
Series 2002C
1.30%, 04/02/09 (a)(c)(d)	14,145	14,145
GO Refunding Bonds
Series R93A
1.75%, 09/01/09	1,500	1,525
Motor Vehicle Fuel Tax GO Bonds
Series 2008B
0.73%, 04/02/09 (a)(c)(d)	15,000	15,000
Various Purpose GO Bonds
Series 2006D
0.39%, 04/02/09 (a)(b)(c)(d)	20,415	20,415
Various Purpose GO Bonds
Series 2009C
0.47%, 04/02/09 (a)(c)(d)	2,825	2,825
Various Purpose GO Bonds
Series 2005D
0.88%, 04/02/09 (a)(c)(d)	5,210	5,210
Various Purpose GO Bonds
Series 2008A
1.01%, 04/02/09 (a)(c)(d)	24,000	24,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (CleanScapes)
Series 2009
0.60%, 04/01/09 (a)(b)	7,895	7,895
Washington Health Care Facilities Auth
RB (Children’s Hospital & Regional Medical Center)
Series 2008A
0.55%, 04/01/09 (a)(b)	5,000	5,000
RB (Fred Hutchinson Cancer Research Center)
Series 2001A
0.45%, 04/01/09 (a)(b)	10,000	10,000
RB (Kadlec Medical Center)
Series 2006B
1.75%, 04/01/09 (a)(b)(c)	4,000	4,000
RB (Providence Health & Services)
Series 2006A
0.40%, 04/02/09 (a)(b)(c)(d)	19,795	19,795

		194,332

20

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
West Virginia 0.2%
Monongalia Cnty Building Commission
Hospital Refunding & Improvement RB (Monongalia General Hospital)
Series 2008A
0.58%, 04/02/09 (a)(b)(d)	200	200
Monongalia Cnty Commission
RB (Trinity Christian School)
Series 2004
2.95%, 04/02/09 (a)(b)	8,815	8,815

		9,015

Wisconsin 1.6%
Milwaukee
GO CP Promissory Notes
Series 2008C2
1.20%, 04/02/09 (b)	10,000	10,000
Saint Francis SD
2008 BAN
2.43%, 12/23/09	3,400	3,407
Wisconsin
Master Lease COP of 2006
Series A
1.90%, 09/01/09	4,475	4,532
Transportation RB
Series 2007A
0.90%, 09/23/09 (b)(c)(d)	8,065	8,065
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care)
Series 2008B
1.58%, 11/13/09 (b)	1,000	1,001
1.60%, 11/13/09 (b)	8,665	8,668
2.50%, 03/15/10 (e)	17,300	17,300
RB (Marquette Univ)
Series 2008B3
0.54%, 04/02/09 (a)(b)	4,100	4,100
RB (Marquette Univ)
Series 2008B2
0.54%, 04/02/09 (a)(b)	10,000	10,000
RB (Pine Haven Christian Home)
Series 2006
3.44%, 04/02/09 (a)(b)	7,605	7,605
Refunding RB (Lawrence Univ)
Series 2009
0.54%, 04/02/09 (a)(b)	4,200	4,200
Refunding RB (Marquette Univ)
Series 2008B1
0.54%, 04/02/09 (a)(b)	10,000	10,000

		88,878

Wyoming 0.4%
Sweetwater Cnty
Hospital RB (Memorial Hospital)
Series 2006B
0.73%, 04/01/09 (a)(b)	20,500	20,500

Total Municipal Securities (Cost $5,367,867)		5,367,867

End of Investments.
At 03/31/09, the tax basis cost of the fund’s investments was $5,367,867.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,938,865 or 35.6% of net assets.

(e)	Illiquid security. At the period end, the value of these amounted to $17,300 or 0.3% of net assets.

BAN	— Bond anticipation note

COP	— Certificate of participation

CP	— Commercial paper

GO	— General obligation

HFA	— Housing finance agency/authority

IDA	— Industrial development agency/authority

IDRB	— Industrial development revenue bond

ISD	— Independent school district

M/F	— Multi family

RB	— Revenue bond

SD	— School district

TAN	— Tax anticipation note

TRAN	— Tax and revenue anticipation note

USD	— Unified school district

21

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Treasury Guaranty Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through September 18, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	5,367,867
Level 3 — Significant Unobservable Inputs	—

Total	$5,367,867

REG47707MAR09

22

The Charles Schwab Family of Funds
Schwab Government Money FundTM
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

77.2%	Federal Agency Securities	13,367,961	13,367,961
1.1%	U.S. Government Security	199,955	199,955
1.4%	Fixed-Rate Obligation	250,000	250,000
1.2%	Variable-Rate Obligations	200,000	200,000
3.2%	Short-Term Investments	554,677	554,677
15.9%	Other Investments	2,748,705	2,748,705

100.0%	Total Investments	17,321,298	17,321,298
0.0%	Other Assets and Liabilities, Net		(3,924)

100.0%	Net Assets		17,317,374

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Federal Agency Securities 77.2% of net assets

Fixed-Rate Coupon Notes 19.1%
Fannie Mae
0.30%, 06/15/09	15,208	15,395
0.45%, 06/15/09	25,000	25,209
1.22%, 07/13/09	17,071	17,258
0.49%, 09/15/09	25,000	25,692
0.63%, 09/15/09	46,764	48,031
0.66%, 09/15/09	8,079	8,297
0.67%, 09/15/09	76,000	78,044
2.04%, 09/15/09	44,718	45,639
0.72%, 01/15/10	25,000	26,284
Federal Home Loan Bank
1.16%, 04/01/09	79,525	79,525
2.30%, 04/01/09	30,000	30,000
1.15%, 04/03/09	12,500	12,501
0.75%, 04/09/09	200,000	200,063
1.05%, 04/09/09	250,000	250,046
1.17%, 04/14/09	21,070	21,078
1.18%, 04/14/09	10,050	10,054
0.35%, 04/15/09	40,000	40,041
2.33%, 04/21/09	30,000	30,000
0.81%, 04/23/09	230,000	230,206
1.70%, 04/24/09	50,000	50,021
3.00%, 04/24/09	30,000	29,989
2.45%, 04/29/09	50,000	50,001
2.58%, 04/30/09	30,000	30,000
0.32%, 05/15/09	156,000	156,748
0.60%, 06/04/09	50,000	50,395
2.73%, 06/04/09	40,000	40,000
2.73%, 06/10/09	75,000	75,000
0.45%, 06/12/09	39,105	39,474
0.50%, 06/12/09	200,000	201,871
0.51%, 07/28/09	17,150	17,261
0.47%, 08/04/09	50,000	50,357
0.61%, 08/05/09	11,400	11,576
1.55%, 08/07/09	20,000	20,075
2.11%, 08/25/09	13,000	13,043
0.50%, 09/11/09	31,640	32,309
0.50%, 09/18/09	36,435	37,196
0.52%, 10/02/09	100,000	100,858
0.53%, 10/02/09	50,000	50,428
0.80%, 10/02/09	16,800	16,921
0.52%, 10/09/09	27,200	27,760
0.80%, 10/09/09	13,995	14,264
1.04%, 10/09/09	30,000	30,539
1.52%, 12/08/09	50,000	50,059
1.00%, 01/15/10	50,000	50,041
1.05%, 02/12/10	50,000	49,980
1.06%, 02/17/10	30,000	29,995
1.12%, 02/18/10	40,000	39,964
1.09%, 02/26/10	83,395	83,327
1.10%, 03/05/10	40,000	39,977
1.15%, 03/11/10	50,000	49,972
1.18%, 03/18/10	50,000	49,978
1.00%, 03/26/10	75,000	74,955
Freddie Mac
1.23%, 04/14/09	50,000	50,018
2.25%, 04/15/09	68,743	68,772
0.65%, 06/11/09	50,000	50,422
1.45%, 07/15/09	8,200	8,265
2.45%, 07/15/09	27,000	27,137
0.64%, 09/15/09	25,233	25,915
0.65%, 09/15/09	30,735	31,565
0.67%, 09/15/09	13,000	13,350
1.60%, 09/15/09	50,000	51,132
2.00%, 09/15/09	35,000	35,727
2.15%, 09/15/09	11,000	11,221
1.30%, 11/03/09	50,000	51,005
0.99%, 02/17/10	30,000	30,000

		3,312,226

Fixed-Rate Discount Notes 44.1%
Fannie Mae
0.65%, 04/01/09	38,830	38,830
1.41%, 04/01/09	75,000	75,000
1.55%, 04/13/09	90,000	89,954
0.30%, 05/01/09	188,363	188,316
0.43%, 05/01/09	98,303	98,268

1

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.48%, 05/01/09	39,500	39,484
0.39%, 05/18/09	115,000	114,941
1.31%, 06/22/09	50,000	49,852
0.41%, 07/01/09	18,223	18,204
0.45%, 07/01/09	23,490	23,463
1.26%, 07/01/09	300,000	299,052
0.50%, 07/02/09	100,000	99,872
0.56%, 07/27/09	50,000	49,909
0.60%, 08/03/09	150,000	149,690
0.35%, 08/05/09	13,000	12,984
0.70%, 09/15/09	200,000	199,351
0.76%, 12/01/09	50,000	49,746
Federal Home Loan Bank
0.20%, 04/03/09	25,000	25,000
0.27%, 04/07/09	41,000	40,998
0.31%, 04/08/09	5,250	5,250
0.20%, 04/13/09	195,635	195,622
2.43%, 04/13/09	117,000	116,895
3.15%, 04/13/09	50,000	49,960
2.53%, 04/14/09	50,000	49,955
0.35%, 04/15/09	300,000	299,959
0.35%, 04/16/09	265,000	264,961
0.26%, 04/17/09	200,000	199,977
0.35%, 04/17/09	61,000	60,991
0.36%, 04/17/09	55,000	54,991
0.36%, 04/20/09	10,000	9,998
3.05%, 04/20/09	55,000	54,913
3.05%, 04/22/09	30,000	29,948
0.40%, 04/24/09	150,000	149,962
0.35%, 04/27/09	180,000	179,955
0.35%, 04/28/09	189,000	188,950
0.38%, 04/28/09	83,000	82,976
0.34%, 04/29/09	125,000	124,967
0.33%, 05/01/09	400,000	399,890
2.94%, 05/01/09	50,000	49,879
2.02%, 05/04/09	100,000	99,817
0.38%, 05/08/09	100,000	99,961
0.30%, 05/11/09	10,900	10,896
0.41%, 05/11/09	16,500	16,492
0.40%, 05/12/09	37,500	37,483
1.82%, 05/13/09	30,000	29,937
1.82%, 05/14/09	50,000	49,893
0.41%, 05/18/09	25,000	24,987
0.34%, 06/01/09	50,000	49,971
0.54%, 06/09/09	4,250	4,246
0.31%, 06/12/09	80,000	79,950
0.40%, 06/15/09	80,000	79,933
0.42%, 06/15/09	30,136	30,110
0.45%, 07/13/09	50,000	49,936
0.52%, 07/14/09	82,000	81,877
0.57%, 07/20/09	50,000	49,913
0.56%, 07/22/09	39,000	38,933
0.60%, 08/14/09	32,730	32,656
0.62%, 09/01/09	59,000	58,845
0.70%, 09/02/09	25,000	24,925
0.60%, 09/09/09	85,000	84,772
0.72%, 10/08/09	45,000	44,829
0.55%, 10/13/09	85,000	84,747
0.81%, 11/18/09	65,000	64,666
0.89%, 12/04/09	31,000	30,813
0.95%, 01/19/10	50,000	49,617
Freddie Mac
1.31%, 04/02/09	125,000	124,995
0.35%, 04/20/09	125,000	124,977
1.21%, 04/27/09	90,077	89,999
0.26%, 05/06/09	25,994	25,987
0.30%, 05/11/09	27,000	26,991
1.16%, 05/11/09	45,000	44,943
1.21%, 05/12/09	100,000	99,863
0.40%, 05/19/09	75,000	74,960
0.45%, 05/26/09	32,662	32,640
0.45%, 05/28/09	200,000	199,857
0.45%, 06/04/09	150,000	149,880
1.51%, 07/06/09	82,000	81,672
0.45%, 07/10/09	48,021	47,961
0.43%, 07/28/09	100,000	99,859
0.50%, 07/28/09	165,000	164,730
0.60%, 07/30/09	50,000	49,900
0.60%, 09/01/09	125,000	124,681
0.60%, 09/02/09	125,000	124,679
0.60%, 09/14/09	100,000	99,723
0.70%, 09/14/09	78,000	77,748
2.62%, 09/14/09	13,334	13,177
0.60%, 09/16/09	160,000	159,552
0.70%, 09/25/09	30,000	29,897
1.01%, 02/04/10	25,000	24,785

		7,636,574

Variable-Rate Coupon Notes 14.0%
Fannie Mae
1.24%, 04/13/09	100,000	99,914
1.08%, 04/21/09	100,000	100,000
1.17%, 05/12/09	50,000	49,996
Federal Farm Credit Bank
0.39%, 04/16/09	50,000	50,000
Federal Home Loan Bank
1.39%, 04/05/09	50,000	50,000
0.47%, 04/06/09	50,000	50,000
1.25%, 04/07/09	50,000	50,009
1.18%, 04/10/09	75,000	75,000
1.19%, 04/11/09	25,000	25,014
0.48%, 04/13/09	14,000	13,999
0.51%, 04/13/09	250,000	249,530
0.99%, 04/14/09	50,000	50,000
1.16%, 04/14/09	100,000	99,935
0.44%, 04/23/09	75,000	74,940
0.44%, 04/28/09	40,000	39,986
1.06%, 05/05/09	100,000	100,000
1.05%, 05/18/09	50,000	50,000
1.06%, 05/19/09	50,000	50,000
1.21%, 05/19/09	50,000	49,984
1.07%, 05/20/09	75,000	75,000
1.07%, 05/20/09	50,000	50,000
1.06%, 06/04/09	100,000	100,000
1.29%, 06/10/09	50,000	50,000
1.14%, 06/15/09	50,000	49,988
0.63%, 06/22/09	50,000	50,000
Freddie Mac
0.41%, 04/06/09	100,000	100,000
0.45%, 04/07/09	20,000	19,987

2

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.46%, 04/08/09	50,000	49,994
1.25%, 04/13/09	150,000	150,000
1.06%, 04/14/09	100,000	99,976
1.24%, 06/03/09	100,000	99,954
1.07%, 06/05/09	125,000	124,979
1.19%, 06/24/09	71,000	70,976

		2,419,161

Total Federal Agency Securities (Cost $13,367,961)		13,367,961

U.S. Government Security 1.1% of net assets

U.S. Treasury Bills 1.1%
U.S. Treasury Bills
1.02%, 04/09/09	200,000	199,955

Total U.S. Government Security (Cost $199,955)		199,955

Fixed-Rate Obligation 1.4% of net assets

Bank Note 1.4%
Bank of America, N.A., (FDIC Insured)
0.52%, 06/11/09 (a)(b)	250,000	250,000

Total Fixed-Rate Obligation (Cost $250,000)		250,000

Variable-Rate Obligations 1.2% of net assets

Bank of America, N.A., (FDIC Insured)
1.19%, 05/05/09 (a)(b)	100,000	100,000
General Electric Capital Corp., (FDIC Insured)
1.68%, 06/09/09 (a)(b)	100,000	100,000

Total Variable-Rate Obligations (Cost $200,000)		200,000

Short-Term Investments 3.2% of net assets

Commercial Paper & Other Corporate Obligations 3.2%
Citigroup Funding, Inc., (FDIC Insured)
0.63%, 04/14/09 (a)(b)	50,000	49,989
0.30%, 04/21/09 (a)(b)	100,000	99,983
0.30%, 04/22/09 (a)(b)	80,000	79,986
0.38%, 05/05/09 (a)(b)	50,000	49,982
0.35%, 05/13/09 (a)(b)	50,000	49,980
0.55%, 06/12/09 (a)(b)	100,000	99,890
0.50%, 06/16/09 (a)(b)	75,000	74,921
0.50%, 06/17/09 (a)(b)	50,000	49,946

Total Short-Term Investments (Cost $554,677)		554,677

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Other Investments 15.9% of net assets

Repurchase Agreements 15.9%
Banc of America Securities L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $1,020,000
0.24%, issued 03/31/09, due 04/01/09	1,000,007	1,000,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $1,122,000
0.18%, issued 03/31/09, due 04/01/09	1,100,006	1,100,000
Credit Suisse Securities (USA) L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $141,480
0.28%, issued 03/31/09, due 04/01/09	138,706	138,705
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $367,200
0.25%, issued 03/31/09, due 04/01/09	360,003	360,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $153,000
0.17%, issued 03/31/09, due 04/01/09	150,001	150,000

Total Other Investments (Cost $2,748,705)		2,748,705

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/09, the tax basis cost of the fund’s investments was $17,321,298.

(a)	Credit-enhanced security.

(b)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that it is backed by the full faith and credit of the United States.

3

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Treasury Guaranty Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through April 30, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	17,321,298
Level 3 — Significant Unobservable Inputs	—

Total	$17,321,298

*	The fund had no Other Financial Instruments.
REG47701MAR09

4

The Charles Schwab Family of Funds
Schwab Massachusetts AMT Tax-Free Money Fund™
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.7%	Municipal Securities	488,099	488,099

96.7%	Total Investments	488,099	488,099
3.3%	Other Assets and Liabilities		16,472

100.0%	Net Assets		504,571

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 96.7% of net assets

Massachusetts 95.2%
Bedford
BAN
1.50%, 07/24/09	7,500	7,523
Boston Industrial Development Financing Auth
IDRB (Fenway Community Health Center)
Series 2006A
3.07%, 04/01/09 (a)(b)	8,000	8,000
IDRB (Fenway Community Health Center)
Series 2006B
3.08%, 04/01/09 (a)(b)	9,300	9,300
Gloucester
BAN
2.40%, 09/18/09	2,050	2,053
Lowell
BAN
Series A
1.75%, 09/18/09	7,000	7,032
Massachusetts
CP
Series G
0.52%, 05/14/09	5,000	5,000
GO Bonds Consolidated Loan of 2000
Series A
4.58%, 02/01/10 (b)	3,550	3,741
GO Bonds Consolidated Loan of 2001
Series C
1.45%, 12/01/09	4,000	4,107
GO Bonds Consolidated Loan of 2002
Series E
0.65%, 01/01/10	1,070	1,109
GO Bonds Consolidated Loan of 2004
Series C
1.82%, 08/01/09	4,815	4,865
GO Bonds Consolidated Loan of 2004
Series D
3.28%, 04/02/09 (a)(c)(d)	6,685	6,685
GO Bonds Consolidated Loan of 2007
Series C
0.79%, 04/02/09 (a)(c)(d)	3,900	3,900
0.87%, 04/02/09 (a)(c)(d)	17,000	17,000
1.00%, 08/01/09	2,000	2,020
GO RAN
Series 2008B
2.20%, 04/30/09	5,000	5,007
GO RAN
Series 2008C
2.20%, 05/29/09	7,000	7,020
GO Refunding Bonds
Series 1993C
1.15%, 08/01/09	500	507
1.78%, 08/01/09	6,425	6,511
2.75%, 08/01/09	1,700	1,723
GO Refunding Bonds
Series 1998A
0.35%, 04/02/09 (a)(c)	1,145	1,145
GO Refunding Bonds
Series 2004A
2.40%, 08/01/09	400	403
3.28%, 04/02/09 (a)(c)(d)	5,400	5,400
3.28%, 04/02/09 (a)(c)(d)	1,300	1,300
GO Refunding Bonds
Series 2004B
3.28%, 04/02/09 (a)(c)(d)	5,160	5,160
GO Refunding Bonds
Series 2006B
0.54%, 04/02/09 (a)(c)(d)	5,700	5,700
Special Obligation RB Consolidated Loan of 2005
Series A
3.29%, 04/02/09 (a)(b)(c)(d)	6,000	6,000
Massachusetts Bay Transportation Auth
Assessment Bonds
Series 2008A
1.00%, 04/02/09 (a)(c)(d)	6,030	6,030
1.00%, 04/02/09 (a)(c)(d)	13,140	13,140
1.01%, 04/02/09 (a)(c)(d)	4,915	4,915
CP Sales Tax BAN
Series A
0.60%, 06/03/09 (c)	8,475	8,475
0.65%, 06/10/09 (c)	2,000	2,000
General Transportation System Refunding Bonds
Series 1994A
0.71%, 03/01/10	4,065	4,299
Sr Sales Tax Bonds
Series 2004C
3.29%, 04/02/09 (a)(c)(d)	4,170	4,170

1

Schwab Massachusetts AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Sr Sales Tax Bonds
Series 2005A
0.44%, 04/02/09 (a)(c)(d)	1,300	1,300
0.60%, 04/02/09 (a)(c)(d)	2,745	2,745
Sr Sales Tax Bonds
Series 2007A1
0.50%, 04/02/09 (a)(c)(d)	5,025	5,025
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington)
Series 2005B
0.50%, 04/02/09 (a)(b)	4,300	4,300
RB (Abby Kelley Foster Charter Public School)
Series 2008
0.47%, 04/02/09 (a)(b)	5,000	5,000
RB (Berkshire School)
Series 2001
1.50%, 04/02/09 (a)(b)	10,500	10,500
RB (Boston College)
Series P
0.54%, 04/02/09 (a)(c)(d)	11,250	11,250
RB (Boston Univ)
Series T1
0.71%, 04/02/09 (a)(b)(c)(d)	1,000	1,000
0.82%, 04/02/09 (a)(b)(c)(d)	2,700	2,700
RB (Fay School)
Series 2008
0.54%, 04/02/09 (a)(b)	5,400	5,400
RB (Fessenden School)
Series 2001
0.47%, 04/02/09 (a)(b)	6,645	6,645
RB (Greater Boston Food Bank)
Series 2008A
0.50%, 04/01/09 (a)(b)	1,195	1,195
RB (Sophia Snow Home)
Series 2004A
0.50%, 04/01/09 (a)(b)	2,365	2,365
RB (WGBH Educational Foundation)
Series 2008B
0.48%, 04/02/09 (a)(b)(c)(d)	9,085	9,085
RB (Worcester Academy)
Series 2000
1.50%, 04/02/09 (a)(b)	10,200	10,200
RB (Worcester Academy)
Series 2008
2.00%, 04/02/09 (a)(b)	2,500	2,500
RB (YMCA of Greater Worcester)
Series 2006
0.45%, 04/01/09 (a)(b)	10,525	10,525
Massachusetts Health & Educational Facilities Auth
RB (Amherst College)
Series H
2.81%, 07/09/09	1,938	1,940
2.85%, 07/09/09	4,845	4,849
RB (Boston College)
Series M2
0.45%, 04/02/09 (a)(c)(d)	2,620	2,620
RB (Capital Asset Program)
Series M2
0.45%, 04/02/09 (a)(b)	18,020	18,020
RB (Harvard Univ)
Series 2008B
0.44%, 04/02/09 (a)(c)(d)	3,895	3,895
RB (Massachusetts Institute of Technology)
Series 2008N
0.44%, 04/02/09 (a)(c)(d)	3,995	3,995
RB (Massachusetts Institute of Technology)
Series K
0.45%, 04/02/09 (a)(c)(d)	5,770	5,770
0.49%, 04/02/09 (a)(c)(d)	10,510	10,510
RB (Museum of Fine Arts)
Series 2007A2
0.20%, 04/01/09 (a)(c)	10,700	10,700
RB (Northeastern Univ)
Series 2008T1
2.25%, 05/14/09	12,700	12,700
RB (Partners HealthCare System)
Series 2005F4
0.33%, 04/02/09 (a)(c)	4,600	4,600
RB (Partners HealthCare System)
Series 2007G6
0.59%, 04/02/09 (a)(c)(d)	4,000	4,000
RB (Partners HealthCare System)
Series 2008H1
1.05%, 06/10/09	12,000	12,000
RB (South Shore Hospital)
Series 2008G
0.50%, 04/02/09 (a)(b)(c)	3,190	3,190
RB (South Shore Property)
Series 2008A
0.45%, 04/02/09 (a)(b)	1,000	1,000
0.45%, 04/02/09 (a)(b)	6,250	6,250
RB (Worcester City Campus — Univ of Massachusetts)
Series 2005D
0.62%, 04/02/09 (a)(b)(c)(d)	12,005	12,005
RB (Worcester City Campus — Univ of Massachusetts)
Series 2007E&F
0.40%, 04/02/09 (a)(b)(c)(d)	2,990	2,990
Massachusetts HFA
Housing Bonds
Series 2003H
0.59%, 04/02/09 (a)(c)(d)	2,495	2,495
Massachusetts Port Auth
RB
Series 2005A
0.40%, 04/02/09 (a)(b)(c)(d)	6,765	6,765
Massachusetts School Building Auth
CP
Series A
0.65%, 06/01/09 (b)	15,000	15,000
Dedicated Sales Tax Bonds
Series 2005A
0.84%, 04/02/09 (a)(c)(d)	8,175	8,175
0.87%, 04/02/09 (a)(c)(d)	5,200	5,200
1.29%, 04/02/09 (a)(c)(d)	5,000	5,000

2

Schwab Massachusetts AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Dedicated Sales Tax Bonds
Series 2007A
0.72%, 04/02/09 (a)(c)(d)	2,690	2,690
0.86%, 04/02/09 (a)(c)(d)	9,000	9,000
0.87%, 04/02/09 (a)(c)(d)	3,600	3,600
Massachusetts Water Resources Auth
General RB
Series 2008A
0.79%, 04/02/09 (a)(c)(d)	6,025	6,025
General Refunding RB
Series 2005B
0.45%, 04/02/09 (a)(c)(d)	4,000	4,000
General Refunding RB
Series 2007B
0.87%, 04/02/09 (a)(c)(d)	4,995	4,995
3.29%, 04/02/09 (a)(b)(c)(d)	7,180	7,180
New Bedford
GO BAN 2009
0.80%, 02/12/10	6,252	6,317
Silver Lake Regional SD
GO BAN
2.10%, 08/21/09	5,000	5,027
Weymouth
GO BAN
2.40%, 09/18/09	4,900	4,908

		480,386

Puerto Rico 1.5%
Puerto Rico
TRAN
Series 2009 A2
1.65%, 07/30/09 (b)	3,000	3,013
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.65%, 04/01/09 (a)(b)	4,700	4,700

		7,713

Total Municipal Securities (Cost $488,099)		488,099

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/09, the tax basis cost of the fund’s investments was $446,522

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $223,415 or 44.3% of net assets.

BAN	— Bond anticipation note

CP	— Commercial paper

GO	— General obligation

HFA	— Housing finance agency/authority

IDRB	— Industrial development revenue bond

RAN	— Revenue anticipation note

RB	— Revenue bond

SD	— School district

TRAN	— Tax and revenue anticipation note

3

Schwab Massachusetts AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Treasury Guaranty Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through September 18, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties
Level 1 — Quoted Prices	$0
Level 2 — Other Significant Observable Inputs	488,099
Level 3 — Significant Unobservable Inputs	0

Total	$488,099

REG47708MAR09

4

The Charles Schwab Family of Funds
Schwab Money Market FundTM
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

85.2%	Fixed-Rate Obligations	12,444,421	12,444,421
10.0%	Variable-Rate Obligations	1,452,482	1,452,482
4.8%	Other Investment	695,160	695,160

100.0%	Total Investments	14,592,063	14,592,063
0.0%	Other Assets and Liabilities, Net		6,269

100.0%	Net Assets		14,598,332

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Fixed-Rate Obligations 85.2% of net assets

Bank Notes 0.9%
Bank of America, N.A., (FDIC Insured)
0.54%, 06/08/09 (a)(f)	11,000	11,000
0.75%, 08/28/09 (a)(f)	101,000	101,000
Wells Fargo Bank, N.A.
0.25%, 04/13/09	16,000	16,000
0.25%, 04/21/09	12,000	12,000

		140,000

Certificates of Deposit 31.4%
Australia & New Zealand Banking Group Ltd.
1.05%, 04/02/09	22,000	22,000
0.90%, 05/07/09	50,000	50,000
0.76%, 06/04/09	50,000	50,001
0.72%, 06/11/09	33,000	33,000
Banco Bilbao Vizcaya Argentaria S.A.
0.50%, 04/15/09	140,000	140,000
0.50%, 04/16/09	2,000	2,000
Bank of America, N.A.
0.40%, 04/15/09	68,000	68,000
0.62%, 04/28/09	30,000	30,000
0.60%, 05/18/09	9,000	9,000
0.80%, 06/05/09	28,000	28,000
Bank of Nova Scotia
0.56%, 04/01/09	150,000	150,000
0.55%, 04/07/09	60,000	60,000
0.50%, 04/20/09	8,000	8,000
Bank of Tokyo Mitsubishi UFJ Ltd.
1.20%, 04/02/09	14,000	14,000
1.40%, 04/03/09	100,000	100,000
1.10%, 05/05/09	50,000	50,000
Barclays Bank PLC
0.79%, 04/09/09	4,000	4,000
1.20%, 04/29/09	98,000	98,000
1.35%, 05/20/09	30,000	30,000
1.35%, 05/27/09	75,000	75,000
1.37%, 06/10/09	9,000	9,000
BNP Paribas
1.20%, 04/02/09	2,000	2,000
0.87%, 04/07/09	10,000	10,000
0.90%, 04/30/09	20,000	20,000
0.93%, 05/04/09	100,000	100,000
0.98%, 05/06/09	39,000	39,000
1.02%, 07/06/09	240,000	240,000
1.05%, 07/09/09	7,000	7,000
1.20%, 07/16/09	39,000	39,000
1.17%, 07/17/09	125,000	125,000
Chase Bank (USA), N.A.
0.40%, 04/08/09	80,000	80,000
0.35%, 04/13/09	32,000	32,000
0.50%, 04/13/09	24,000	24,000
0.50%, 04/16/09	85,000	85,000
0.55%, 06/17/09	71,000	71,000
Citibank, N.A.
1.00%, 04/28/09	130,000	130,000
1.20%, 06/05/09	100,000	100,000
1.30%, 06/10/09	1,000	1,000
1.30%, 06/16/09	60,000	60,000
Commonwealth Bank of Australia
0.70%, 04/23/09	110,000	110,000
Credit Agricole S.A.
0.60%, 04/16/09	83,000	83,000
1.08%, 05/13/09	8,000	8,000
1.12%, 06/02/09	69,000	69,000
1.00%, 06/05/09	55,000	55,000
HSBC Bank PLC
0.85%, 05/05/09	94,000	94,000
0.95%, 06/09/09	9,000	9,000
1.00%, 06/11/09	29,000	29,000
Intesa Sanpaolo
1.05%, 06/09/09	70,000	70,001
Lloyds TSB Bank PLC
1.28%, 06/10/09	50,000	50,000
1.25%, 06/12/09	155,000	155,002
Mitsubishi UFJ Trust & Banking Corp.
1.40%, 04/02/09	13,000	13,000
1.40%, 04/03/09	15,000	15,000
1.22%, 05/18/09	25,000	25,000
Mizuho Corporate Bank Ltd.
1.00%, 04/09/09	54,000	54,000
0.95%, 05/13/09	90,000	90,000

1

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
National Australia Bank Ltd.
0.60%, 04/17/09	20,000	20,000
0.75%, 06/18/09	40,000	40,000
0.75%, 06/19/09	14,000	14,000
0.65%, 06/26/09	100,000	100,000
Nordea Bank Finland PLC
0.68%, 04/29/09	85,000	85,000
Rabobank Nederland
0.52%, 04/08/09	150,000	150,000
1.00%, 09/03/09	111,000	111,000
1.00%, 09/09/09	3,000	3,000
1.00%, 09/10/09	37,000	37,000
Royal Bank of Canada
1.00%, 09/11/09	161,000	161,000
Royal Bank of Scotland PLC
1.40%, 04/08/09	23,000	23,000
1.40%, 06/25/09	18,000	18,000
1.55%, 07/14/09	10,000	10,000
1.50%, 07/23/09	15,000	15,000
Societe Generale
1.11%, 07/09/09	61,000	61,000
1.17%, 07/13/09	70,000	70,000
Sumitomo Mitsui Banking Corp.
0.90%, 05/06/09	107,000	107,001
1.15%, 05/06/09	15,000	15,000
1.00%, 06/05/09	14,000	14,000
Sumitomo Trust & Banking Co.
1.40%, 04/03/09	27,000	27,000
1.17%, 05/04/09	50,000	50,000
Svenska Handelsbanken AB
0.54%, 04/20/09	85,000	85,001
0.82%, 05/20/09	28,000	28,000
0.95%, 06/09/09	3,000	3,000
Toronto Dominion Bank
1.00%, 09/08/09	102,000	102,000
1.00%, 09/21/09	29,000	29,000
Westpac Banking Corp.
0.70%, 06/12/09	78,000	78,000

		4,580,006

Commercial Paper & Other Corporate Obligations 26.5%
Alpine Securitization Corp.
0.47%, 04/02/09 (a)(b)(c)	60,000	59,999
0.55%, 05/20/09 (a)(b)(c)	13,000	12,990
Amsterdam Funding Corp.
0.50%, 04/06/09 (a)(b)(c)	8,000	7,999
ANZ National (Int’l) Ltd.
0.78%, 06/25/09 (a)	28,000	27,948
Atlantis One Funding Corp.
0.60%, 04/23/09 (a)(b)(c)	173,000	172,937
0.62%, 04/24/09 (a)(b)(c)	38,000	37,985
0.62%, 04/29/09 (a)(b)(c)	70,000	69,966
Australia & New Zealand Banking Group
0.72%, 05/27/09	11,000	10,988
0.72%, 05/28/09	50,000	49,943
Cancara Asset Securitization, L.L.C.
0.82%, 04/09/09 (a)(b)(c)	88,000	87,984
0.85%, 04/14/09 (a)(b)(c)	30,000	29,991
1.00%, 04/14/09 (a)(b)(c)	20,000	19,993
1.05%, 04/29/09 (a)(b)(c)	12,000	11,990
1.05%, 05/07/09 (a)(b)(c)	7,000	6,993
CBA (Delaware) Finance, Inc.
0.70%, 04/08/09 (a)	22,000	21,997
0.73%, 04/23/09 (a)	48,000	47,979
0.79%, 05/26/09 (a)	32,000	31,961
0.75%, 06/15/09 (a)	7,000	6,989
Chariot Funding, L.L.C.
0.45%, 04/17/09 (a)(b)(c)	13,000	12,997
0.47%, 04/17/09 (a)(b)(c)	26,023	26,018
0.41%, 04/23/09 (a)(b)(c)	10,248	10,245
0.55%, 06/15/09 (a)(b)(c)	100,000	99,885
Citigroup Funding, Inc. (FDIC Insured)
0.30%, 04/06/09 (a)(f)	48,000	47,998
0.30%, 04/08/09 (a)(f)	86,000	85,995
0.30%, 04/30/09 (a)(f)	100,000	99,976
0.35%, 05/12/09 (a)(f)	126,000	125,950
0.35%, 05/13/09 (a)(f)	100,000	99,959
0.55%, 06/12/09 (a)(f)	3,000	2,997
0.50%, 06/18/09 (a)(f)	25,000	24,973
CRC Funding, L.L.C.
1.00%, 06/24/09 (a)(b)(c)	19,000	18,956
Dakota CP Notes of Citibank Credit Card Issuance Trust
1.15%, 04/01/09 (b)(c)	50,000	50,000
1.15%, 04/06/09 (b)(c)	37,000	36,994
0.90%, 04/13/09 (b)(c)	4,000	3,999
1.30%, 06/12/09 (b)(c)	84,000	83,782
Danske Corp.
1.21%, 06/25/09 (a)(c)	29,000	28,918
1.20%, 06/26/09 (a)(c)	36,000	35,897
1.22%, 06/26/09 (a)(c)	40,000	39,884
1.21%, 07/06/09 (a)(c)	35,000	34,888
1.20%, 07/14/09 (a)(c)	7,000	6,976
DnB NOR Bank ASA
0.72%, 05/13/09	75,000	74,937
0.70%, 05/14/09	25,000	24,979
Falcon Asset Securitization Corp.
0.58%, 05/05/09 (a)(b)(c)	8,070	8,066
Gemini Securitization Corp., L.L.C.
0.70%, 04/07/09 (a)(b)(c)	105,000	104,988
0.75%, 04/08/09 (a)(b)(c)	41,000	40,994
0.60%, 06/09/09 (a)(b)(c)	43,000	42,951
General Electric Capital Corp. (FDIC Insured)
0.25%, 04/01/09 (a)(f)	75,000	75,000
0.40%, 05/06/09 (a)(f)	12,000	11,995
0.37%, 05/13/09 (a)(f)	70,000	69,970
0.37%, 05/14/09 (a)(f)	65,000	64,971
0.50%, 08/21/09 (a)(f)	176,000	175,653
0.58%, 09/11/09 (a)(f)	50,000	49,869
JP Morgan Chase & Co.
0.30%, 04/09/09	120,000	119,992
Jupiter Securitization Corp.
0.25%, 04/01/09 (a)(b)(c)	25,002	25,002
Kitty Hawk Funding Corp.
0.72%, 06/02/09 (a)(b)(c)	9,012	9,001
0.74%, 06/09/09 (a)(b)(c)	15,000	14,979

2

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Nationwide Building Society U.S.
1.26%, 06/22/09	42,000	41,879
Nestle Capital Corp.
0.37%, 06/16/09 (c)	30,000	29,977
Nordea North America, Inc.
0.88%, 05/05/09 (a)	27,000	26,978
Old Line Funding, L.L.C.
0.65%, 05/08/09 (a)(b)(c)	10,000	9,993
Ranger Funding Co., L.L.C.
0.40%, 04/03/09 (a)(b)(c)	50,000	49,999
0.40%, 04/06/09 (a)(b)(c)	6,000	6,000
0.50%, 04/20/09 (a)(b)(c)	15,000	14,996
0.50%, 04/21/09 (a)(b)(c)	96,000	95,973
0.72%, 05/18/09 (a)(b)(c)	15,000	14,986
0.74%, 06/09/09 (a)(b)(c)	9,140	9,127
Santander Central Hispano Finance (Delaware), Inc.
0.92%, 05/04/09 (a)	56,000	55,953
Sheffield Receivables Corp.
0.65%, 05/27/09 (a)(b)(c)	30,000	29,970
Societe Generale North America, Inc.
0.84%, 04/14/09 (a)	60,000	59,982
Solitaire Funding, L.L.C.
1.10%, 04/06/09 (a)(b)(c)	11,000	10,998
0.95%, 04/22/09 (a)(b)(c)	126,000	125,930
1.05%, 04/27/09 (a)(b)(c)	2,000	1,999
1.05%, 04/29/09 (a)(b)(c)	17,000	16,986
Thames Asset Global Securitization No. 1, Inc.
0.53%, 04/23/09 (a)(b)(c)	11,000	10,996
Thunder Bay Funding, L.L.C.
0.68%, 05/04/09 (a)(b)(c)	50,000	49,969
0.75%, 05/05/09 (a)(b)(c)	21,000	20,985
0.75%, 05/06/09 (a)(b)(c)	10,000	9,993
0.65%, 05/07/09 (a)(b)(c)	5,000	4,997
0.65%, 05/08/09 (a)(b)(c)	4,000	3,997
Variable Funding Capital Corp.
0.60%, 04/20/09 (a)(b)(c)	60,000	59,981
0.68%, 04/27/09 (a)(b)(c)	52,000	51,974
0.37%, 05/05/09 (a)(b)(c)	4,595	4,593
0.60%, 06/08/09 (a)(b)(c)	9,000	8,990
Westpac Banking Corp.
0.56%, 04/23/09 (c)	70,000	69,976
Westpac Securities NZ Ltd.
1.25%, 05/26/09 (a)(c)	25,000	24,952
Whistlejacket Capital, L.L.C., (SIV)
- , 02/25/08 (b)(c)(d)(e)	78,859	78,858
- , 03/25/08 (b)(c)(d)(e)	46,520	46,520
- , 05/19/08 (b)(c)(d)(e)	13,404	13,404
- , 06/16/08 (b)(c)(d)(e)	10,251	10,251
Yorktown Capital, L.L.C.
0.65%, 04/23/09 (a)(b)(c)	60,000	59,976
0.65%, 04/24/09 (a)(b)(c)	125,000	124,948

		3,864,352

Fixed-Rate Discount Notes 26.4%
Fannie Mae
1.21%, 04/27/09	390,000	389,662
1.16%, 05/01/09	265,000	264,746
1.31%, 06/22/09	143,000	142,577
0.50%, 07/01/09	180,000	179,772
0.50%, 07/02/09	55,000	54,930
0.76%, 12/01/09	39,000	38,802
Federal Home Loan Bank
0.20%, 04/03/09	141,000	140,998
0.19%, 04/13/09	100,000	99,994
0.31%, 04/24/09	90,000	89,982
0.35%, 05/01/09	25,000	24,993
0.38%, 05/08/09	244,000	243,905
0.30%, 05/15/09	15,000	14,994
Freddie Mac
1.08%, 04/22/09	66,675	66,633
1.18%, 04/24/09	120,000	119,910
1.16%, 05/11/09	420,000	419,463
0.40%, 05/19/09	330,000	329,824
1.37%, 05/26/09	114,000	113,763
0.45%, 06/04/09	35,000	34,972
0.50%, 06/05/09	165,000	164,851
0.60%, 08/17/09	50,000	49,885
0.61%, 09/14/09	200,000	199,437
0.70%, 09/14/09	28,000	27,910
0.60%, 09/21/09	470,000	468,645
0.60%, 09/23/09	55,000	54,840
0.70%, 09/23/09	125,000	124,575

		3,860,063

Total Fixed-Rate Obligations (Cost $12,444,421)		12,444,421

Variable-Rate Obligations 10.0% of net assets
ABAG Financial Authority for Nonprofit Corps.
1.80%, 04/02/09 (a)	17,620	17,620
Bank of America, N.A.
1.37%, 04/30/09	300,000	300,000
1.44%, 05/06/09	50,000	50,000
Bank of America, N.A., (FDIC Insured)
1.19%, 05/05/09 (a)(f)	94,000	94,000
CFM International, Inc.
1.71%, 04/06/09 (a)(c)	3,000	3,000
Fannie Mae
1.24%, 04/13/09	180,000	179,845
Federal Home Loan Bank
1.03%, 04/06/09	50,000	50,000
0.51%, 04/13/09	155,000	154,711
0.63%, 06/22/09	100,000	100,000
Freddie Mac
0.71%, 06/18/09	70,000	70,000
1.19%, 06/24/09	61,000	60,980
New Jersey Economic Development Authority
1.02%, 04/06/09 (a)	18,155	18,155
1.02%, 04/06/09 (a)	20,000	20,000

3

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Rabobank Nederland
1.33%, 06/29/09	75,000	75,000
SE Christian Church, Jefferson County, KY
1.02%, 04/02/09 (a)	4,170	4,170
Societe Generale
1.16%, 06/11/09 (a)	25,000	25,000
The Goldman Sachs Group, Inc. (FDIC Insured)
2.02%, 06/16/09 (c)(d)(f)	45,000	45,000
1.47%, 06/17/09 (a)(f)	20,000	20,000
Wells Fargo & Co.
0.71%, 04/15/09 (c)	165,000	165,001

Total Variable-Rate Obligations (Cost $1,452,482)		1,452,482

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Other Investment 4.8% of net assets

Repurchase Agreement 4.8%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $25,500
0.10%, issued 03/31/09, due 04/01/09	25,000	25,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $122,400
0.24%, issued 03/31/09, due 04/01/09	120,001	120,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $51,000
0.18%, issued 03/31/09, due 04/01/09	50,000	50,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $61,204
0.15%, issued 03/31/09, due 04/01/09	60,000	60,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $107,264
0.28%, issued 03/31/09, due 04/01/09	105,161	105,160
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $71,400
0.14%, issued 03/31/09, due 04/01/09	70,000	70,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $102,000
0.25%, issued 03/31/09, due 04/01/09	100,001	100,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $168,300
0.17%, issued 03/31/09, due 04/01/09	165,001	165,000

Total Other Investment (Cost $695,160)		695,160

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/09, the tax basis cost of the fund’s investments was $14,592,063.

(a)	Credit-enhanced security.

(b)	Asset-backed security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,539,542 or 17.4% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $194,033 or 1.3% of net assets.

(e)	Security is in default. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the Investment Act of 1940. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the fund that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the fund met on February 21, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On October 27, 2008, the Issuer of Whistlejacket, through its receiver, made a partial distribution, reflecting principal and interest to all senior creditors of Whistlejacket. The fund received a distribution of $43,628.

(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that it is backed by the full faith and credit of the United States.

4

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Treasury Guaranty Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through September 18, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	14,592,063
Level 3 — Significant Unobservable Inputs	—

Total	$14,592,063

REG47697MAR09

5

The Charles Schwab Family of Funds
Schwab Municipal Money FundTM
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.0%	Municipal Securities	20,140,270	20,140,270
1.1%	Other Investments	232,500	232,500

98.1%	Total Investments	20,372,770	20,372,770
1.9%	Other Assets and Liabilities, Net		397,863

100.0%	Net Assets		20,770,633

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 97.0% of net assets
Alabama 1.5%
Alabama
GO Bonds
Series 2007A
0.85%, 04/23/09 (b)(c)(d)	12,652	12,652
Alabama HFA
M/F Housing RB (Chapel Ridge Apts)
Series 2005E
0.68%, 04/02/09 (a)(b)	11,000	11,000
Alabama Municipal Funding Corp
Municipal Funding Notes (Tranche 1 )
Series 2008A
0.56%, 04/02/09 (a)(b)	4,265	4,265
Municipal Funding Notes Master
Series 2006A
0.56%, 04/02/09 (a)(b)	24,980	24,980
Alabama Public School & College Auth
Capital Improvement Bonds
Series 2007
0.44%, 04/02/09 (a)(c)(d)	2,380	2,380
0.44%, 04/02/09 (a)(c)(d)	5,965	5,965
Alabama Special Care Facilities Financing Auth
RB (Ascension Health Sr Credit Group)
Series 2006
0.47%, 04/02/09 (a)(c)(d)	6,780	6,780
Birmingham Public Educational Building Auth
Student Housing RB
Series 2005A
1.04%, 04/02/09 (a)(b)	6,320	6,320
Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur)
Series 2003A
1.25%, 04/01/09 (a)	17,000	17,000
Fultondale
GO Warrants
Series 2005B
1.41%, 04/02/09 (a)(b)	11,650	11,650
Homewood Educational Building Auth
Educational Facilities RB (Samford Univ)
Series 2008A
1.11%, 04/02/09 (a)(b)	50,000	50,000
Hoover
GO Sewer Warrants
Series 2007
0.39%, 04/02/09 (a)(b)(c)(d)	11,965	11,965
Indian Springs Village
RB (Joseph Bruno Montessori Academy)
Series 1999
1.14%, 04/01/09 (a)(b)	400	400
Jackson IDB
IDRB (Specialty Minerals)
Series 1999
0.70%, 04/02/09 (a)(b)	8,200	8,200
Mobile Board of Water & Sewer
Water & Sewer RB
Series 2006
0.45%, 04/02/09 (a)(b)(c)(d)	30,630	30,630
Mobile Special Care Facilities Financing Auth
RB (Infirmary Health System)
Series 2008A
1.04%, 04/02/09 (a)(b)	15,000	15,000
Montgomery Cnty Public Building Auth
Revenue Warrants
Series 2006
0.40%, 04/02/09 (a)(b)(c)(d)	10,725	10,725
Montgomery Downtown Redevelopment Auth
Bonds (Southern Poverty Law Center)
Series 2000
0.83%, 04/02/09 (a)	15,000	15,000
Scottsboro
School Warrants
Series 1997
1.04%, 04/02/09 (a)(b)	2,710	2,710

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining)
Series 2008C
0.67%, 04/01/09 (a)(b)	10,000	10,000
IDRB (Knight Specialties)
Series 1998
1.49%, 04/01/09 (a)(b)	655	655
Univ of Alabama at Birmingham
Hospital RB
Series 2006A
0.47%, 04/02/09 (a)(b)(c)(d)	15,975	15,975
Wilsonville Industrial Development Board
Solid Waste Disposal RB (Alabama Power Gaston Plant)
Series 2008
2.00%, 01/07/10	34,000	34,000

		308,252

Alaska 0.5%
Alaska
International Airports System Refunding RB
Series 2009A
0.60%, 04/01/09 (a)(b)	7,500	7,500
Alaska Housing Finance Corp
Collateralized Bonds (Veteran Mortgage Program) 2006 First
Series A2
0.70%, 04/02/09 (a)(c)(d)	5,500	5,500
General Housing Purpose Bonds
Series 2005A
0.49%, 04/02/09 (a)(c)(d)	8,580	8,580
General Mortgage RB
Series 2002A
0.60%, 04/02/09 (a)(c)(d)	5,995	5,995
State Capital Project Bonds
Series 2006A
0.44%, 04/02/09 (a)(b)(c)(d)	27,665	27,665
Alaska Industrial Development & Export Auth
RB (Providence Health & Services)
Series 2006H
0.47%, 04/02/09 (a)(c)(d)	23,700	23,700
North Slope Borough
GO Refunding Bonds
Series 2008B
2.01%, 06/30/09	20,000	20,097

		99,037

Arizona 1.1%
Ak-Chin Indian Community
Bonds
Series 2008
0.55%, 04/02/09 (a)(b)	6,000	6,000
Arizona Board of Regents
RB (Arizona State Univ)
Series 2007A
0.44%, 04/02/09 (a)(b)(c)(d)	10,260	10,260
Arizona Health Facilities Auth
RB (Banner Health)
Series 2007B
0.54%, 04/02/09 (a)(c)(d)	62,500	62,500
RB (Banner Health)
Series 2008B
0.30%, 04/01/09 (a)(b)	12,300	12,300
Arizona SD
TAN
Series 2008
1.63%, 07/30/09	13,000	13,058
Chandler
GO Bonds
Series 2007
0.49%, 04/02/09 (a)(c)(d)	10,570	10,570
Glendale IDA
CP Revenue Notes (Midwestern Univ Financing Program)
0.65%, 06/03/09 (b)	29,000	29,000
Maricopa Cnty IDA
M/F Mortgage Refunding RB (San Fernando Apts)
Series 2004
0.70%, 04/02/09 (a)(b)	7,750	7,750
Phoenix Civic Improvement Corp
Airport Revenue BAN
Series 2008A & 2008B
0.95%, 06/09/09 (b)	17,000	17,000
Jr Lien Wastewater System RB
Series 2007
0.44%, 04/02/09 (a)(b)(c)(d)	10,330	10,330
Subordinate Excise Tax RB (Civic Plaza Expansion)
Series 2005A
0.44%, 04/02/09 (a)(b)(c)(d)	6,820	6,820
1.54%, 04/02/09 (a)(c)(d)	9,350	9,350
Salt River Project Agricultural Improvement & Power District
Electric System RB
Series 2006A
0.47%, 04/02/09 (a)(c)(d)	8,500	8,500
Scottsdale Municipal Property Corp
Excise Tax Refunding RB
Series 2006
0.54%, 04/02/09 (a)(c)(d)	1,996	1,996
Sun Devil Energy Center
RB (Arizona State Univ)
Series 2008
0.50%, 04/01/09 (a)(b)(c)	9,620	9,620
Tempe IDA
RB (ASUF Brickyard)
Series 2004A
0.55%, 04/02/09 (a)(b)	1,885	1,885
Yavapai Cnty IDA
Hospital RB (Northern Arizona Healthcare System)
Series 2008B
0.44%, 04/02/09 (a)(b)	4,000	4,000
Solid Waste RB (Allied Waste North America)
Series 2007A
0.63%, 04/02/09 (a)(b)	10,000	10,000

		230,939

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Arkansas 0.1%
Arkansas Development Finance Auth
IDRB (C&C Holding Co)
Series 1998
0.85%, 04/02/09 (a)(b)	190	190
Univ of Arkansas Board of Trustees
Various Facilities RB (UAMS Campus)
Series 2006
1.00%, 04/02/09 (a)(b)(c)(d)	14,475	14,475

		14,665

California 5.8%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp)
Series 2008A
0.78%, 04/01/09 (a)(b)	3,315	3,315
Association of Bay Area Governments
M/F Housing RB (Bachenheimer Building)
Series 2002A
0.60%, 04/02/09 (a)(b)	6,945	6,945
0.60%, 04/02/09 (a)(b)	4,710	4,710
M/F Housing Refunding RB (The Berkeleyan)
Series 2003A
0.60%, 04/02/09 (a)(b)	3,540	3,540
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2003C
0.27%, 04/02/09 (a)(c)	32,000	32,000
San Francisco Bay Area Toll Bridge RB
Series 2006C
0.20%, 04/02/09 (a)(c)	61,600	61,600
San Francisco Bay Area Toll Bridge RB
Series 2007C1
0.25%, 04/02/09 (a)(c)	20,000	20,000
San Francisco Bay Area Toll Bridge RB
Series 2007G1
0.20%, 04/02/09 (a)(c)	20,300	20,300
California
GO Bonds
Series 2004B6
0.36%, 04/02/09 (a)(b)	8,000	8,000
California Health Facilities Financing Auth
RB (Catholic Healthcare West)
Series 2008F
0.45%, 04/01/09 (a)(b)	8,600	8,600
RB (Northern California Presbyterian Homes & Services)
Series 2004
1.20%, 04/02/09 (a)(b)	27,700	27,700
California HFA
Home Mortgage RB
Series 2001U
3.50%, 04/01/09 (a)(c)	52,350	52,350
Home Mortgage RB
Series 2002B
4.00%, 04/01/09 (a)(b)(c)	20,160	20,160
Home Mortgage RB
Series 2003M
1.50%, 04/01/09 (a)(c)	69,740	69,740
Home Mortgage RB
Series 2005A
3.25%, 04/01/09 (a)(c)	21,900	21,900
Home Mortgage RB
Series 2005H
3.25%, 04/01/09 (a)(c)	82,825	82,825
3.25%, 04/01/09 (a)(c)	50,760	50,760
Home Mortgage RB
Series 2006M
0.74%, 04/02/09 (a)(c)(d)	5,700	5,700
Home Mortgage RB
Series 2007E
0.64%, 04/02/09 (a)(c)(d)	3,405	3,405
Home Mortgage RB
Series 2007H
2.55%, 04/01/09 (a)(c)	28,705	28,705
Home Mortgage RB
Series 2008C
3.50%, 04/01/09 (a)(c)	70,565	70,565
Home Mortgage RB
Series 2008D
3.50%, 04/01/09 (a)(c)	15,685	15,685
3.50%, 04/01/09 (a)(c)	58,275	58,275
Home Mortgage RB
Series 2008F
3.50%, 04/01/09 (a)(c)	25,000	25,000
M/F Housing RB III
Series 2001G
0.70%, 04/01/09 (a)(c)	6,235	6,235
M/F Housing RB III
Series 2002E
0.60%, 04/01/09 (a)(c)	7,885	7,885
M/F Housing RB III
Series 2008B
3.50%, 04/01/09 (a)(c)	15,255	15,255
3.50%, 04/01/09 (a)(c)	12,445	12,445
California Infrastructure & Economic Development Bank
RB (Colburn School)
Series 2008
1.60%, 04/02/09 (a)(b)	17,100	17,100
Refunding RB (Pacific Gas & Electric)
Series 2008D
0.35%, 04/01/09 (a)(b)	8,000	8,000
California Pollution Control Financing Auth
Solid Waste Disposal RB (Garden City Sanitation)
Series 2007A
0.78%, 04/01/09 (a)(b)	3,175	3,175
Solid Waste Disposal RB (GreenWaste of Palo Alto)
Series 2008B
0.78%, 04/01/09 (a)(b)	13,465	13,465
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2006A
0.78%, 04/01/09 (a)(b)	1,680	1,680

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2007A
0.78%, 04/01/09 (a)(b)	2,335	2,335
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2008A
0.78%, 04/01/09 (a)(b)	16,110	16,110
Solid Waste Disposal RB (Santa Clara Valley Industries)
Series 1998A
0.78%, 04/01/09 (a)(b)	385	385
California State Univ
Systemwide RB
Series 2005C
0.78%, 04/02/09 (a)(b)(c)(d)	2,000	2,000
Systemwide RB
Series 2008A
1.20%, 04/02/09 (a)(b)(c)(d)	14,825	14,825
California Statewide Communities Development Auth
RB (Elder Care Alliance)
Series 2000
1.25%, 04/01/09 (a)(b)	12,560	12,560
RB (Rady Children’s Hospital-San Diego)
Series 2008A
1.20%, 04/02/09 (a)(b)	29,050	29,050
RB (Robert Louis Stevenson School)
Series 2001
1.25%, 04/02/09 (a)(b)	13,000	13,000
RB (Western Univ of Health Sciences)
Series 2007A
1.25%, 04/02/09 (a)(b)	14,800	14,800
Eden Healthcare District
RB (Eden Hospital Health Services)
Series 2004
1.25%, 04/02/09 (a)(b)	16,520	16,520
Elsinore Valley Municipal Water District
Refunding COP
Series 2008A
1.25%, 04/02/09 (a)(b)	10,915	10,915
Irvine
Limited Obligation Improvement Bonds (Assessment District No. 97-16)
Series 1997
0.30%, 04/01/09 (a)(b)	2,300	2,300
Limited Obligation Improvement Bonds (Assessment District No. 97-17)
Series 1998
0.30%, 04/01/09 (a)(b)	2,339	2,339
Kern Community College Safety, Repair & Improvement District
GO Bonds (Election of 2002)
Series 2006
0.41%, 04/02/09 (a)(b)(c)(d)	865	865
Livermore
COP (Refunding & Capital Projects)
1.00%, 04/02/09 (a)(b)	29,230	29,230
Los Angeles
Wastewater System Refunding RB
Series 2003A
1.23%, 04/02/09 (a)(c)(d)	8,000	8,000
Wastewater System Subordinate Refunding RB
Series 2008F2
0.30%, 04/02/09 (a)(b)	5,665	5,665
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB (Proposition A)
Series 2008A3
3.00%, 04/02/09 (a)(c)	53,350	53,350
First Tier Sr Sales Tax Refunding RB (Proposition A)
Series 2008A4
3.00%, 04/02/09 (a)(c)	55,000	55,000
Los Angeles Harbor
Refunding RB
Series 2006B
0.91%, 04/02/09 (a)(c)(d)	13,060	13,060
Los Angeles USD
GO Refunding Bonds
Series 2007A1
0.54%, 04/02/09 (a)(c)(d)	10,200	10,200
Peralta Community College District
GO Bonds (Election of 2006)
Series 2007B
0.83%, 04/02/09 (a)(b)(c)(d)	3,000	3,000
Sacramento Cnty Sanitation District Financing Auth
Subordinate Lien RB
Series 2000C
0.35%, 04/01/09 (a)(b)	3,905	3,905
San Francisco Public Utilities Commission
Water CP
0.75%, 08/06/09 (b)	22,000	22,000
San Jose
Airport RB
Series 2007A
0.49%, 04/02/09 (a)(b)(c)(d)	6,595	6,595
San Mateo Joint Powers Financing Auth
Lease RB (Public Safety)
Series 2007A
0.40%, 04/02/09 (a)(b)	14,750	14,750
Southern California Home Financing Auth
S/F Mortgage RB
Series 2006A
3.25%, 04/01/09 (a)(c)	33,525	33,525
Southern California Metropolitan Water District
Water RB
Series 1999C
0.35%, 04/02/09 (a)(c)	17,000	17,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Westminster Redevelopment Agency
Subordinate Tax Allocation Bonds (Police Facility)
Series 2009
0.54%, 04/02/09 (a)(b)(c)(d)	5,875	5,875

		1,206,179

Colorado 2.4%
Arapahoe Cnty
Refunding IDRB (Denver Jetcenter)
Series 1997
2.00%, 04/01/09 (a)(b)	3,500	3,500
Arvada
Water Enterprise RB
Series 2001
7.25%, 04/01/09 (a)(b)(c)	3,335	3,335
Aurora
Hospital Refunding RB (Children’s Hospital Association)
Series 2008B
1.30%, 04/02/09 (a)(b)	30,375	30,375
Colorado Educational & Cultural Facilities Auth
RB (Clyfford Still Museum)
Series 2008
0.47%, 04/02/09 (a)(b)	2,000	2,000
RB (St. John Evangelical Lutheran School)
Series 2007
2.90%, 04/01/09 (a)(b)	11,815	11,815
Colorado Health Facilities Auth
Hospital Refunding RB (Northern Colorado Medical Center)
Series 2005
0.67%, 04/01/09 (a)(b)(c)	5,500	5,500
RB (Catholic Health Initiatives)
Series 2006A
0.49%, 04/02/09 (a)(c)(d)	14,025	14,025
RB (Catholic Health Initiatives)
Series 2008C2
3.65%, 11/10/09	10,700	10,863
Colorado HFA
Economic Development RB (Pemracs)
Series 2000A
0.89%, 04/02/09 (a)(b)	1,875	1,875
Colorado Springs
Subordinate Lien Improvement RB
Series 2005A
0.35%, 04/02/09 (a)(c)	34,865	34,865
Colorado Springs SD No. 11 Facilities Corp
Refunding COP
Series 2004
1.50%, 04/02/09 (a)(b)(c)	2,000	2,000
Commerce City Northern Infrastructure General Improvement District
GO Bonds
Series 2006
0.54%, 04/02/09 (a)(b)	9,825	9,825
Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds
Series 1992A
1.00%, 07/30/09 (b)(c)(d)	7,860	7,860
Denver
Airport System RB
Series 1992G
0.60%, 04/01/09 (a)(b)	1,950	1,950
Airport System RB
Series 2007A
0.51%, 04/02/09 (a)(b)(c)(d)	33,310	33,310
0.52%, 04/02/09 (a)(b)(c)(d)	52,670	52,670
0.90%, 04/02/09 (a)(b)(c)(d)	24,175	24,175
Airport System RB
Series 2007D
0.52%, 04/02/09 (a)(b)(c)(d)	12,450	12,450
Airport System RB
Series 2007E
0.49%, 04/02/09 (a)(b)(c)(d)	17,135	17,135
Airport System RB
Series 2008A1, 2008A2 & 2008A4
0.52%, 04/02/09 (a)(b)(c)(d)	68,980	68,980
Refunding COP (Wellington E. Webb Municipal Office Building)
Series 2008A1
0.50%, 12/01/29 (c)	8,200	8,200
Refunding COP (Wellington E. Webb Municipal Office Building)
Series 2008A2
0.50%, 04/01/09 (a)(c)	8,300	8,300
Refunding COP (Wellington E. Webb Municipal Office Building)
Series 2008A3
0.50%, 12/01/31 (c)	23,540	23,540
Denver Urban Renewal Auth
Stapleton Sr Tax Increment RB
Series 2008A2
0.47%, 04/02/09 (a)(b)	10,000	10,000
Douglas Cnty SD No. Re-1
GO Bonds
Series 1999
3.78%, 12/15/09 (b)	2,000	2,055
4.56%, 12/15/09 (b)	5,000	5,150
Moffat Cnty
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.43%, 04/01/09 (a)(b)	7,400	7,400
Regional Transportation District
Sales Tax Refunding RB
Series 2007A
0.47%, 04/02/09 (a)(c)(d)	11,550	11,550
0.87%, 04/02/09 (a)(c)(d)	16,830	16,830
0.87%, 04/02/09 (a)(c)(d)	18,085	18,085

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.87%, 04/02/09 (a)(c)(d)	29,700	29,700
Triview Metropolitan District
GO Refunding & Improvement Bonds
Series 2006A
0.54%, 04/02/09 (a)(b)	6,745	6,745
Westminster Economic Development Auth
Tax Increment RB (Westminster Plaza)
Series 1997A
0.94%, 04/02/09 (a)(b)	5,330	5,330

		501,393

Connecticut 0.2%
Connecticut Health & Educational Facilities Auth
RB (Wesleyan Univ)
Series 2001D
0.60%, 04/01/09 (a)(c)	11,700	11,700
RB (Yale Univ)
Series T1
0.40%, 04/01/09 (a)(c)(d)	7,150	7,150
RB (Yale Univ)
Series Z3
0.44%, 04/02/09 (a)(c)(d)	4,859	4,859
Connecticut HFA
Mortgage Finance Program Bonds
Series 2002B3
0.55%, 04/02/09 (a)(c)	7,900	7,900

		31,609

Delaware 0.2%
Delaware Economic Development Auth
IDRB (Delaware Clean Power)
Series 1997B
0.65%, 04/01/09 (a)	20,000	20,000
IDRB (Delaware Clean Power)
Series 1997D
0.75%, 04/01/09 (a)	7,000	7,000
Delaware Health Facilities Auth
RB (Christiana Care Health Services)
Series 2008B
0.44%, 04/02/09 (a)	8,325	8,325
New Castle Cnty
M/F Rental Housing RB (Fairfield English Village)
Series 2005
0.70%, 04/02/09 (a)(b)	8,200	8,200
Sussex Cnty
IDRB (Perdue-Agrirecycle)
Series 2000
0.83%, 04/01/09 (a)(b)	5,300	5,300

		48,825

District of Columbia 3.0%
District of Columbia
GO Bonds
Series 2001C
0.40%, 04/02/09 (a)(b)	12,655	12,655
GO Bonds
Series 2007A
0.47%, 04/02/09 (a)(b)(c)(d)	21,415	21,415
GO Bonds
Series 2007C
0.49%, 04/02/09 (a)(b)(c)(d)	16,923	16,923
GO Bonds
Series 2008E
0.49%, 04/02/09 (a)(b)(c)(d)	6,030	6,030
GO TRAN Fiscal Year 2009
1.09%, 09/30/09	45,000	45,314
Income Tax Secured RB
Series 2009A&B
0.47%, 04/02/09 (a)(c)(d)	4,000	4,000
Pooled Loan Program RB
Series A
0.55%, 04/02/09 (a)(b)	6,500	6,500
RB (American National Red Cross)
Series 2000
0.65%, 06/10/09 (b)	22,100	22,100
RB (American Psychological Association)
Series 2003
0.57%, 04/02/09 (a)(b)	2,510	2,510
RB (American Society of Hematology)
Series 2009
0.58%, 04/01/09 (a)(b)	7,565	7,565
RB (Carnegie Endowment for International Peace)
Series 2006
0.90%, 04/02/09 (a)(b)	10,950	10,950
RB (Center for Strategic & International Studies)
Series 2008
0.49%, 04/02/09 (a)(b)	6,730	6,730
RB (George Washington Univ)
Series 1999C
0.40%, 04/01/09 (a)(b)	9,000	9,000
RB (Pew Charitable Trusts)
Series 2008A
0.49%, 04/02/09 (a)(b)	31,000	31,000
RB (St Coletta Special Education Public Charter School)
Series 2005
0.55%, 04/02/09 (a)(b)	3,425	3,425
District of Columbia HFA
M/F Housing RB (Pentacle Apts)
Series 2008
0.50%, 04/02/09 (a)(b)	3,850	3,850
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB
Series 2009A
0.47%, 04/02/09 (a)(c)(d)	4,330	4,330
Public Utility Subordinated Lien RB
Series 2007A
0.84%, 04/02/09 (a)(b)(c)(d)	23,050	23,050

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Metropolitan Washington Airports Auth
Airport System RB
Series 2003D1
0.48%, 04/02/09 (a)(b)	29,535	29,535
Airport System RB
Series 2005A
0.65%, 04/01/09 (a)(c)(d)	12,525	12,525
0.86%, 04/02/09 (a)(c)(d)	27,225	27,225
Airport System RB
Series 2006B
0.84%, 04/02/09 (a)(c)(d)	8,695	8,695
Airport System RB
Series 2007B
0.52%, 04/02/09 (a)(b)(c)(d)	8,995	8,995
0.52%, 04/02/09 (a)(c)(d)	15,045	15,045
Airport System RB
Series 2008A
0.52%, 04/02/09 (a)(c)(d)	7,813	7,813
0.52%, 04/02/09 (a)(c)(d)	19,135	19,135
0.74%, 04/02/09 (a)(c)(d)	8,020	8,020
Airport System Refunding RB
Series 2002C
4.00%, 04/01/09 (a)(b)(c)	44,000	44,000
Airport System Refunding RB
Series 2003A
0.52%, 04/02/09 (a)(b)(c)(d)	9,365	9,365
Airport System Refunding RB
Series 2004D
2.50%, 10/01/09	11,695	11,839
Airport System Refunding RB
Series 2007A
1.40%, 10/01/09	7,300	7,431
Airport System Revenue CP
Series One A&B
1.35%, 04/06/09 (b)	50,000	50,000
0.65%, 08/27/09 (b)	20,000	20,000
0.70%, 10/08/09 (b)	23,500	23,500
Flexible Term PFC Revenue Notes
Series A
0.80%, 06/04/09 (b)	12,000	12,000
Flexible Term PFC Revenue Notes
Series C
0.90%, 06/04/09 (b)	30,000	30,000
0.75%, 06/09/09 (b)	15,000	15,000
Flexible Term PFC Revenue Notes
Series D
0.90%, 06/08/09 (b)	30,000	30,000

		627,470

Florida 8.1%
Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts)
Series 1995
0.49%, 04/02/09 (a)(b)	1,900	1,900
Broward Cnty
Airport System Refunding RB
Series 2008N
0.63%, 04/02/09 (a)(b)(c)	5,300	5,300
Subordinate Port Facilities Refunding RB (Port Everglades)
Series 2008
0.60%, 04/02/09 (a)(b)	10,420	10,420
Broward Cnty HFA
M/F Housing RB (Sawgrass Pines Apts)
Series 1993A
1.50%, 04/02/09 (a)(b)	11,000	11,000
Broward Cnty SD/Board
COP
Series 2004D
3.50%, 04/02/09 (a)(b)(c)	45,000	45,000
COP
Series 2005A
0.49%, 04/02/09 (a)(b)(c)(d)	5,550	5,550
COP
Series 2007A
0.76%, 04/02/09 (a)(b)(c)(d)	9,410	9,410
Cape Coral
CP Notes
0.85%, 04/03/09 (b)	16,925	16,925
CP Notes
0.90%, 04/03/09 (b)	20,000	20,000
CP Notes
0.50%, 06/17/09 (b)	59,842	59,842
Charlotte Cnty HFA
M/F Housing RB (Murdock Circle Apts)
Series 2000
0.83%, 04/01/09 (a)(b)	3,200	3,200
Charlotte Cnty SD
TAN
Series 2008
2.35%, 10/01/09	15,000	15,121
Citizens Property Insurance Corp
High-Risk Account Sr Secured Refunding Bonds
Series 2008A2
2.50%, 06/01/09 (b)	40,000	40,131
Collier Cnty
IDRB (Ave Maria Utility Co)
Series 2005
0.83%, 04/01/09 (a)(b)	11,000	11,000
Collier Cnty Health Facilities Auth
Health Facility RB (The Mooring)
Series 2005
0.50%, 04/01/09 (a)(b)	16,200	16,200
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts)
Series 2001A
0.65%, 04/01/09 (a)(b)	3,800	3,800

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Dade Cnty IDA
IDRB (South Florida Stadium Corp)
Series 1985C
0.55%, 04/01/09 (a)(b)	1,050	1,050
Duval Cnty School Board
COP (Master Lease Program)
Series 2007
0.49%, 04/02/09 (a)(b)(c)(d)	16,207	16,207
Escambia Cnty
Solid Waste Disposal RB (Gulf Power) Second
Series 2009
0.40%, 04/01/09 (a)	20,000	20,000
Escambia HFA
S/F Mortgage RB
Series 2002A1
0.74%, 04/02/09 (a)(c)(d)	2,655	2,655
Florida Department of Transportation
Turnpike RB
Series 2006A
0.47%, 04/02/09 (a)(b)(c)(d)	15,000	15,000
1.00%, 07/23/09 (c)(d)	7,110	7,110
Turnpike RB
Series 2007A
0.87%, 04/02/09 (a)(c)(d)	41,800	41,800
Turnpike RB
Series 2008A
0.47%, 04/02/09 (a)(c)(d)	3,555	3,555
Florida Development Finance Corp
IDRB (Schmitt Family Partnership)
Series 1999A2
0.88%, 04/01/09 (a)(b)	1,375	1,375
IDRB (Sunshine State Christian Homes)
Series 1999A3
0.63%, 04/01/09 (a)(b)	900	900
Florida HFA
Housing RB (Caribbean Key Apts)
Series 1996F
0.63%, 04/01/09 (a)(b)	300	300
Housing RB (Tiffany Club Apts)
Series 1996P
0.63%, 04/01/09 (a)(b)	5,650	5,650
Housing RB (Timberline Apts)
Series 1999P
0.59%, 04/01/09 (a)(b)	5,835	5,835
M/F Housing RB (Cameron Cove Apts)
Series 1985XX
0.57%, 04/01/09 (a)(b)	400	400
M/F Mortgage RB (Lynn Lake Apts)
Series 2005B1
0.55%, 04/02/09 (a)(b)	20,315	20,315
RB (Heritage Pointe Apts)
Series 1999I-1
0.63%, 04/01/09 (a)(b)	4,460	4,460
Florida Housing Finance Corp
Housing RB (Stuart Pointe Apts)
Series 2003B1
0.65%, 04/01/09 (a)(b)	7,900	7,900
M/F Mortgage RB (Clear Harbor Apts)
Series 2007H
0.66%, 04/02/09 (a)(b)	3,295	3,295
M/F Mortgage RB (Lakeshore Apts)
Series 2004H
0.55%, 04/02/09 (a)(b)	7,900	7,900
M/F Mortgage RB (Spring Haven Apts)
Series 2004F
0.55%, 04/02/09 (a)(b)	6,200	6,200
M/F Mortgage RB (Spring Haven Apts)
Series 2006G
0.66%, 04/02/09 (a)(b)	3,965	3,965
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista)
Series 2004L
0.49%, 04/02/09 (a)(b)	17,610	17,610
Florida State Board of Education
Public Education Capital Outlay Bonds
Series 1999C
0.47%, 04/02/09 (a)(b)(c)(d)	17,695	17,695
2.60%, 06/01/09	4,095	4,121
Public Education Capital Outlay Bonds
Series 2000C
1.30%, 04/02/09 (a)(c)(d)	7,920	7,920
Public Education Capital Outlay Bonds
Series 2002E
1.02%, 04/02/09 (a)(c)(d)	6,565	6,565
Public Education Capital Outlay Bonds
Series 2003B
1.04%, 04/02/09 (a)(c)(d)	8,000	8,000
Public Education Capital Outlay Bonds
Series 2006B
0.39%, 04/02/09 (a)(b)(c)(d)	48,110	48,110
Public Education Capital Outlay Bonds
Series 2006E
0.47%, 04/02/09 (a)(c)(d)	4,360	4,360
Public Education Capital Outlay Bonds
Series 2007D
0.47%, 04/02/09 (a)(c)(d)	4,000	4,000
Gainesville
IDRB (Lifesouth Community Blood Centers)
Series 1999
0.58%, 04/01/09 (a)(b)	4,440	4,440
Utilities System RB
Series 2008B
0.40%, 04/01/09 (a)(c)	7,330	7,330
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2004A
0.58%, 04/02/09 (a)(b)	5,000	5,000
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005E
0.52%, 04/02/09 (a)(b)	10,000	10,000
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005F
0.58%, 04/02/09 (a)(b)	13,000	13,000
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005G
0.57%, 04/02/09 (a)(b)	11,100	11,100

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005H
0.45%, 04/02/09 (a)(b)	24,700	24,700
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2006B3
0.58%, 04/02/09 (a)(b)	5,995	5,995
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2008B2
0.48%, 04/02/09 (a)(b)	8,000	8,000
RB (Adventist Health System/Sunbelt Inc Accounts Receivable Program)
Series 1996A2
0.49%, 04/02/09 (a)(b)	17,150	17,150
RB (Adventist Health System/Sunbelt Inc Accounts Receivable Program)
Series 1996A3
0.49%, 04/02/09 (a)(b)	4,000	4,000
RB (Adventist Health System/Sunbelt Inc Accounts Receivable Program)
Series 1996A4
0.55%, 04/02/09 (a)(b)	3,500	3,500
Hillsborough Cnty Educational Facilities Auth
RB (Univ of Tampa)
Series 2000
0.60%, 04/02/09 (a)(b)	4,700	4,700
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts)
Series 2005
0.71%, 04/02/09 (a)(b)	20,670	20,670
Hillsborough Cnty IDA
Educational Facilities RB (Berkeley Preparatory School)
Series 1999
0.58%, 04/01/09 (a)(b)	3,985	3,985
IDRB (Univ Community Hospital)
Series 1994
0.50%, 04/02/09 (a)(b)(c)(d)	9,375	9,375
RB (Independent Day School)
Series 2000
0.60%, 04/02/09 (a)(b)	600	600
RB (Univ Community Hospital)
Series 1999A
5.11%, 08/15/09 (b)	5,000	5,130
Hillsborough Cnty SD/School Board
Master Lease COP
Series 1999
5.64%, 07/01/09 (b)	33,400	34,087
Master Lease COP
Series 2000
5.15%, 07/01/09 (b)	12,600	12,723
Sales Tax Refunding RB
Series 2007
1.00%, 07/30/09 (b)(c)(d)	10,865	10,865
Jackson Cnty
IDRB (Ice River Springs)
Series 2008
1.09%, 04/02/09 (a)(b)	10,000	10,000
Jacksonville
Excise Taxes Refunding RB
Series 2001A
3.75%, 10/01/09	8,395	8,446
Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal High School)
Series 2002
0.55%, 04/01/09 (a)(b)	4,800	4,800
RB (Bolles School)
Series 1999A
0.57%, 04/02/09 (a)(b)	1,000	1,000
Refunding RB (Florida First Coast YMCA)
Series 2003
0.55%, 04/02/09 (a)(b)	4,230	4,230
Special Facility Airport RB (Holland Sheltair Aviation Group)
Series 2004A1
0.80%, 04/02/09 (a)(b)	3,560	3,560
Jacksonville Health Facilities Auth
RB (River Garden/The Coves)
Series 1994
0.57%, 04/02/09 (a)(b)	2,685	2,685
Jacksonville HFA
M/F Housing Refunding RB (St. Augustine Apts)
Series 2006
0.50%, 04/01/09 (a)(b)	3,300	3,300
JEA
Electric System RB
Series Three 2008C1
0.33%, 04/02/09 (a)(c)	2,145	2,145
Water & Sewer System RB
Series 2008B
0.33%, 04/01/09 (a)(c)	2,000	2,000
Water & Sewer System Subordinated RB
Series 2008B1
0.50%, 04/01/09 (a)(c)	9,680	9,680
Kissimmee Utility Auth
Electric System Refunding RB Subordinate
Series 2003
3.40%, 04/01/09 (a)(b)(c)	12,500	12,500
Lake Shore Hospital Auth
Health Facility RB (Lake Shore Hospital)
Series 1991
0.58%, 04/02/09 (a)(b)	2,600	2,600
Lee Memorial Health System
Hospital RB
Series 2009C
0.58%, 04/01/09 (a)(b)	3,000	3,000
Leesburg
Hospital Refunding RB (Leesburg Regional Medical Center)
Series 2008A
1.04%, 04/02/09 (a)(b)	5,000	5,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Manatee Cnty HFA
M/F Housing RB (Centre Court Apts)
Series 2000
0.75%, 04/01/09 (a)(b)	7,175	7,175
M/F Housing RB (La Mirada Gardens)
Series 2002A
0.90%, 04/02/09 (a)(b)	5,900	5,900
M/F Housing RB (Sabal Palm Harbor Apts)
Series 2000A
0.83%, 04/01/09 (a)(b)	4,200	4,200
Marion Cnty IDA
IDRB (Ocala Recycling)
Series 2006
0.67%, 04/02/09 (a)(b)	5,000	5,000
Miami-Dade Cnty
Aviation RB (Miami International Airport)
Series 2007A
0.51%, 04/02/09 (a)(b)(c)(d)	38,145	38,145
0.52%, 04/02/09 (a)(b)(c)(d)	59,490	59,490
Miami-Dade Cnty Expressway Auth
Toll System RB
Series 2006
0.84%, 04/02/09 (a)(b)(c)(d)	35,000	35,000
Miami-Dade Cnty IDA
IDRB (Airbus Service)
Series 1998A
0.83%, 04/02/09 (a)(b)	80	80
IDRB (Tarmac America)
Series 2004
0.80%, 04/02/09 (a)(b)	2,600	2,600
Miami-Dade Cnty School Board
COP
Series 2000A
5.10%, 10/01/09 (b)	5,200	5,303
COP
Series 2006A&B
0.44%, 04/02/09 (a)(b)(c)(d)	25,790	25,790
COP
Series 2007A
0.44%, 04/02/09 (a)(b)(c)(d)	13,640	13,640
Ocean Highway & Port Auth
RB
Series 1990
0.65%, 04/01/09 (a)(b)	8,700	8,700
Okeechobee Cnty
IDRB (Okeechobee Landfill)
Series 1999
0.60%, 04/02/09 (a)(b)	15,000	15,000
Orange Cnty
RB (Tourist Development Tax)
Series 2000
5.42%, 10/01/09 (b)	15,000	15,348
Orange Cnty Educational Facilities Auth
Refunding RB (Rollins College)
Series 2008
0.55%, 04/02/09 (a)(b)	3,625	3,625
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare System)
Series 2008E
0.58%, 04/01/09 (a)(b)	5,500	5,500
Hospital RB (Orlando Regional Healthcare System)
Series 2008F
0.55%, 04/01/09 (a)(b)	5,550	5,550
Hospital RB (Orlando Regional Healthcare System)
Series 2008G
0.75%, 04/01/09 (a)(b)	3,000	3,000
RB (Presbyterian Retirement Communities)
Series 2006B
0.50%, 04/02/09 (a)(b)	6,700	6,700
Refunding RB (Pooled Hospital Loan Program)
Series 1985
0.73%, 05/19/09 (b)	17,700	17,700
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts)
Series 2001A
0.65%, 04/01/09 (a)(b)	12,930	12,930
M/F Housing RB (Windsor Pines)
Series 2000E
0.83%, 04/01/09 (a)(b)	1,425	1,425
Orange Cnty IDA
IDRB (Central Florida YMCA)
Series 2002A
0.57%, 04/02/09 (a)(b)	3,800	3,800
IDRB (Central Florida YMCA)
Series 2005
0.55%, 04/02/09 (a)(b)	4,570	4,570
RB (UCF Hospitality School Student Housing Foundation)
Series 2004
0.58%, 04/01/09 (a)(b)	7,995	7,995
Orange Cnty SD
COP
Series 2006A
0.44%, 04/02/09 (a)(b)(c)(d)	26,280	26,280
TAN
Series 2008
2.38%, 10/01/09	22,000	22,175
Orlando & Orange Cnty Expressway Auth
RB
Series 2007A
0.84%, 04/02/09 (a)(b)(c)(d)	20,000	20,000
1.00%, 09/09/09 (b)(c)(d)	28,660	28,660
Refunding RB
Series 2003C3
3.75%, 04/02/09 (a)(b)(c)	48,000	48,000
Orlando Utilities Commission
Water & Electric RB
Series 2002B
0.50%, 04/01/09 (a)(c)	20,000	20,000
Water & Electric Subordinated RB
Series 1989D
3.14%, 04/02/09 (a)(b)(c)(d)	5,690	5,690
Palm Beach Cnty
Airport RB (Galaxy Aviation)
Series 2000A
0.95%, 04/01/09 (a)(b)	6,785	6,785

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Public Improvement RB
Series 2008
0.44%, 04/02/09 (a)(c)(d)	8,620	8,620
RB (Norton Gallery & School of Art)
Series 1995
0.54%, 04/01/09 (a)(b)	2,500	2,500
Palm Beach Cnty Health Facilities Auth
Refunding RB (Pooled Hospital Loan Program)
Series 1985
0.60%, 04/14/09 (b)	12,700	12,700
Palm Beach Cnty HFA
M/F Housing Refunding RB (Emerald Bay Club Apts)
Series 2004
0.47%, 04/02/09 (a)(b)	7,000	7,000
M/F Housing Refunding RB (Spinnaker Landing Apts)
Series 1998
0.70%, 04/02/09 (a)(b)	2,445	2,445
Palm Beach Cnty SD
RAN
Series 2009
0.77%, 03/10/10	36,000	36,027
Sales Tax Revenue CP
0.70%, 06/04/09 (b)	22,500	22,500
Palm Coast
Utility System RB
Series 2007
0.49%, 04/02/09 (a)(b)(c)(d)	4,295	4,295
Pinellas Cnty HFA
M/F Housing RB (Greenwood Apts)
Series 2002A
0.80%, 04/02/09 (a)(b)	3,440	3,440
Pinellas Cnty Industry Council
RB (Operation Par)
Series 1999
0.62%, 04/02/09 (a)(b)	2,925	2,925
Sarasota Cnty
RB (Sarasota Family YMCA)
Series 1999
0.50%, 04/02/09 (a)(b)	440	440
Seminole Cnty
Water & Sewer RB
Series 2006
0.44%, 04/02/09 (a)(c)(d)	23,755	23,755
Seminole Cnty IDA
IDRB (Amrhein Family LP)
Series 2001
0.83%, 04/01/09 (a)(b)	3,620	3,620
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida Obligated Group)
Series 2007
0.47%, 04/02/09 (a)(c)(d)	1,035	1,035
0.54%, 04/02/09 (a)(c)(d)	13,415	13,415
St. Johns Cnty
Transportation Improvement RB
Series 2006
0.51%, 04/02/09 (a)(b)(c)(d)	8,947	8,947
0.40%, 04/02/09 (a)(b)(c)(d)	10,950	10,950
Sunshine State Government Financing Commission
CP Revenue Notes (Miami-Dade Cnty Program)
Series L
2.30%, 04/03/09 (b)	37,075	37,075
Tampa Bay Water Auth
Utility System RB
Series 2002
0.80%, 04/02/09 (a)(b)	1,300	1,300
Utility System RB
Series 2008
0.44%, 04/02/09 (a)(c)(d)	25,735	25,735
Utility System Refunding & Improvement RB
Series 2005
0.57%, 04/02/09 (a)(b)(c)(d)	18,455	18,455
Tohopekaliga Water Auth
Utility System RB
Series 2007
0.52%, 04/02/09 (a)(b)	7,550	7,550
Univ of South Florida Research Foundation
RB (Interdisciplinary Research Building)
Series 2004A
0.50%, 04/01/09 (a)(b)	17,455	17,455
Volusia Cnty
Tourist Development Tax RB
Series 2004
0.47%, 04/02/09 (a)(b)(c)(d)	14,375	14,375
Volusia Cnty Health Facilities Auth
Hospital Facilities RB (Memorial Health Systems)
Series 1996
0.50%, 04/02/09 (a)(b)(c)(d)	37,755	37,755
Winter Haven
Utility System Improvement & Refunding RB
Series 2005
0.47%, 04/02/09 (a)(b)(c)(d)	8,115	8,115

		1,684,533

Georgia 2.5%
Alpharetta Development Auth
M/F Housing RB (Parc Alpharetta Seniors)
Series 2006
1.09%, 04/02/09 (a)(b)	21,795	21,795
Atlanta Development Auth
Student Housing Facilities RB (Piedmont/Ellis)
Series 2005A
0.47%, 04/02/09 (a)(b)(c)(d)	24,175	24,175
Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts)
Series 2007
0.66%, 04/02/09 (a)(b)	16,000	16,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
M/F Housing RB (Capitol Gateway Apts Phase I)
Series 2005
0.55%, 04/02/09 (a)(b)	2,825	2,825
M/F Housing RB (Delmonte/Brownlee Court)
Series 2001A
0.83%, 04/01/09 (a)(b)	4,420	4,420
M/F Housing RB (Lindbergh City Center Apts)
Series 2004
1.09%, 04/02/09 (a)(b)	22,500	22,500
M/F Housing RB (M St Apts)
Series 2003
0.69%, 04/02/09 (a)(b)	21,000	21,000
M/F Housing RB (Peaks at West Atlanta Apts)
Series 2001
0.83%, 04/01/09 (a)(b)	4,600	4,600
M/F Housing Refunding RB (City Plaza)
Series 1998
4.55%, 12/01/09 (b)	10,195	10,195
M/F Sr Housing RB (Big Bethel Village)
Series 2001
0.83%, 04/01/09 (a)(b)	4,200	4,200
Augusta Housing Auth
M/F Housing RB (G-Hope)
Series 2001
0.83%, 04/01/09 (a)(b)	3,485	3,485
Burke Cnty Development Auth
Pollution Control RB (Georgia Power) Second
Series 1995
0.85%, 06/02/09	25,000	25,000
Clarke Cnty Hospital Auth
Revenue Certificates (Athens Regional Medical Center)
Series 2007
0.47%, 04/02/09 (a)(b)(c)(d)	33,485	33,485
Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts)
Series 1997
0.70%, 04/01/09 (a)(b)	11,295	11,295
Cobb Cnty Housing Auth
M/F Housing RB (Walton Green Apts)
Series 1995
0.60%, 04/02/09 (a)(b)	13,500	13,500
Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Certificates
Series 2005A
0.54%, 04/02/09 (a)(b)	6,740	6,740
Revenue Anticipation Certificates
Series 2005B
0.54%, 04/02/09 (a)(b)	1,700	1,700
Columbus Housing Auth
M/F Housing RB (Eagles Trace Apts)
Series 2002
0.83%, 04/01/09 (a)(b)	5,900	5,900
Dalton Development Auth
Revenue Certificates (Hamilton Health Care System)
Series 2003B
0.55%, 04/02/09 (a)(b)	5,220	5,220
DeKalb Cnty
Water & Sewerage RB
Series 2006A
0.47%, 04/02/09 (a)(b)(c)(d)	9,935	9,935
DeKalb Cnty Development Auth
RB (Arbor Montessori School)
Series 1998
0.58%, 04/01/09 (a)(b)	900	900
DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts)
Series 2001
0.67%, 04/02/09 (a)(b)	7,200	7,200
M/F Housing RB (Mountain Crest Apts)
Series 2002
0.83%, 04/01/09 (a)(b)	14,590	14,590
M/F Housing RB (Wesley Club Apts)
Series 2002
0.83%, 04/01/09 (a)(b)	13,725	13,725
Fulton Cnty
Water & Sewerage RB
Series 2004
0.47%, 04/02/09 (a)(b)(c)(d)	13,000	13,000
Fulton Cnty Development Auth
RB (Atlanta International School)
Series 1997
0.58%, 04/01/09 (a)(b)	1,800	1,800
RB (Pace Academy)
Series 2008
0.55%, 04/02/09 (a)(b)	4,500	4,500
RB (Piedmont Healthcare)
Series 2007
0.58%, 04/01/09 (a)(b)	9,000	9,000
RB (Trinity School)
Series 2001
0.58%, 04/01/09 (a)(b)	1,900	1,900
Refunding RB (Georgia Tech Facilities)
Series 2008A
0.30%, 04/01/09 (a)(b)	7,300	7,300
Refunding RB (Georgia Tech Facilities)
Series 2008B
0.53%, 04/01/09 (a)(b)	3,500	3,500
Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts)
Series 2008A
0.83%, 04/01/09 (a)(b)	6,400	6,400
Gainesville & Hall Cnty Development Auth
RB (GHCDA Economic Development Corp)
Series 2007
3.28%, 04/02/09 (a)(b)	6,365	6,365

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Georgia
GO Bonds
Series 2006G
0.44%, 04/02/09 (a)(c)(d)	8,955	8,955
GO Bonds
Series 2007B
1.00%, 08/13/09 (c)(d)	11,655	11,655
Gwinnett Cnty SD
GO Bonds
Series 2008
0.44%, 04/02/09 (a)(c)(d)	5,200	5,200
Jefferson Cnty Development Auth
IDRB (Grove River Mills)
Series 1997
0.67%, 04/02/09 (a)(b)	600	600
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts)
Series 2002
0.62%, 04/02/09 (a)(b)	7,500	7,500
Lowndes Cnty Development Auth
M/F Housing RB (FMPH Valdosta)
Series 1999
0.83%, 04/01/09 (a)(b)	4,270	4,270
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia)
Series 1998
0.58%, 04/01/09 (a)(b)	4,000	4,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts)
Series 2005
0.68%, 04/02/09 (a)(b)	14,300	14,300
M/F Housing Refunding RB (Ashton Place Apts)
Series 1990
0.49%, 04/02/09 (a)(b)	2,500	2,500
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts)
Series 2008
0.67%, 04/02/09 (a)(b)	6,300	6,300
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB (Third Indenture)
Series 2007B
0.40%, 04/02/09 (a)(b)(c)(d)	10,335	10,335
0.89%, 04/02/09 (a)(c)(d)	3,766	3,766
Miller Cnty Development Auth
IDRB (Birdsong Corp)
Series 2000
0.83%, 04/01/09 (a)(b)	4,100	4,100
Monroe Cnty Development Auth
RB (Georgia Power Plant Scherer) First
Series 2008
1.95%, 12/10/09	15,000	15,000
Pooler Development Auth
M/F Housing RB (Alta Towne Lake Apts)
Series 2005
0.80%, 04/02/09 (a)(b)	19,500	19,500
Private Colleges & Univ Auth
RB (Emory Univ)
Series 2008C
0.44%, 04/02/09 (a)(c)(d)	3,835	3,835
Savannah Economic Development Auth
Exempt Facility RB (Georgia Kaolin Terminal)
Series 1997
0.80%, 04/02/09 (a)(b)	6,000	6,000
Exempt Facility RB (Home Depot)
Series 1995B
0.78%, 04/01/09 (a)(b)	11,150	11,150
Savannah Housing Auth
M/F Housing RB (Live Oak Plantation Apts)
Series 2001A1
0.83%, 04/01/09 (a)(b)	5,000	5,000
Summerville Development Auth
Exempt Facility RB (Image Industries)
Series 1997
1.43%, 04/02/09 (a)(b)	11,000	11,000
Walton Cnty Development Auth
RB (Tucker Door & Trim Corp)
Series 2000
0.93%, 04/01/09 (a)(b)	1,800	1,800
Webster Cnty IDA
IDRB (Tolleson Lumber)
Series 1999
0.57%, 04/02/09 (a)(b)	4,000	4,000
Winder-Barrow Cnty Joint Development Auth
IDRB (Price Companies)
Series 2007
0.80%, 04/02/09 (a)(b)	9,445	9,445
RB (Republic Services)
Series 2004
0.83%, 04/01/09 (a)(b)	6,400	6,400
Winder-Barrow Industrial Building Auth
IDRB (Progress Container Corp)
Series 2000
0.83%, 04/01/09 (a)(b)	1,540	1,540
Worth Cnty
Refunding IDRB (Seabrook Peanut Co)
Series 1996B
0.83%, 04/01/09 (a)(b)	3,900	3,900

		520,201

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Hawaii 0.4%
Hawaii
GO Bonds
Series 1999CT
5.35%, 09/01/09 (b)	6,000	6,189
GO Bonds
Series 2008DK
1.01%, 04/02/09 (a)(c)(d)	19,800	19,800
Hawaii State Housing Finance & Dev Corp
M/F Housing RB (Lokahi Ka’U)
Series 2008
0.55%, 04/02/09 (a)(b)	5,200	5,200
Honolulu
GO Bonds
Series 2005A
1.20%, 07/01/09	2,470	2,493
Wastewater System RB (First Bond Resolution) Sr
Series 2006A
0.47%, 04/02/09 (a)(b)(c)(d)	16,460	16,460
Wastewater System RB Sr
Series 2005A
0.87%, 04/02/09 (a)(c)(d)	23,380	23,380
Honolulu Board of Water Supply
Water System RB
Series 2006A
0.47%, 04/02/09 (a)(b)(c)(d)	7,000	7,000

		80,522

Idaho 0.2%
Idaho
TAN
Series 2008
0.97%, 06/30/09	3	2,508
1.72%, 06/30/09	40,000	40,128
Idaho State Univ Foundation
RB (L.E. & Thelma E. Stephens Performing Arts Center)
Series 2001
0.47%, 04/02/09 (a)(b)	1,965	1,965

		44,601

Illinois 5.9%
Aurora
Collateralized S/F Mortgage RB
Series 2007D1
0.53%, 04/02/09 (a)(b)(c)(d)	10,745	10,745
Economic Development RB (Aurora Christian Schools)
Series 2004
2.95%, 04/02/09 (a)(b)	15,660	15,660
Bridgeview
GO Project & Refunding Bonds
Series 2008A1
0.50%, 04/01/09 (a)(b)	17,500	17,500
Carol Stream
M/F Housing Refunding RB (St Charles Square)
Series 1997
0.63%, 04/01/09 (a)(b)	4,415	4,415
Chicago
General Airport Third Lien RB
Series 2005A
0.49%, 04/02/09 (a)(b)(c)(d)	4,555	4,555
0.75%, 04/02/09 (a)(b)(c)(d)	11,520	11,520
General Airport Third Lien RB
Series 2008A
0.49%, 04/02/09 (a)(b)(c)(d)	13,805	13,805
GO Project & Refunding Bonds
Series 1998
0.89%, 04/02/09 (a)(c)(d)	4,000	4,000
GO Project & Refunding Bonds
Series 2006A
0.84%, 04/02/09 (a)(c)(d)	22,870	22,870
GO Project & Refunding Bonds
Series 2007A
0.88%, 04/02/09 (a)(c)(d)	33,000	33,000
1.28%, 04/02/09 (a)(c)(d)	35,245	35,245
GO Refunding Bonds
Series 2008A
0.44%, 04/02/09 (a)(c)(d)	3,615	3,615
1.01%, 04/02/09 (a)(c)(d)	15,980	15,980
Sales Tax Refunding RB
Series 2002
0.50%, 04/01/09 (a)(c)	5,980	5,980
Second Lien Wastewater Transmission Refunding RB
Series 2006A&B
0.40%, 04/02/09 (a)(b)(c)(d)	11,365	11,365
Second Lien Water Project & Refunding RB
Series 2008
0.56%, 07/30/09 (b)(c)(d)	17,870	17,870
Second Lien Water Refunding RB
Series 2004-2
0.46%, 04/02/09 (a)(b)	12,400	12,400
Special Facilities RB (O’Hare Tech Center II)
Series 2002
0.80%, 04/02/09 (a)(b)	7,785	7,785
Chicago Board of Education
Unlimited Tax GO Bonds (Dedicated Revenues)
Series 1999A
0.51%, 04/02/09 (a)(b)(c)(d)	14,720	14,720
Community Unit SD No. 365-U
GO School Bonds (Valley View)
Series 2005
2.30%, 07/30/09 (b)(c)(d)	14,705	14,705
Cook Cnty
RB (Catholic Theological Union)
Series 2005
0.65%, 04/01/09 (a)(b)	2,500	2,500
Sales TAN
Series 2008
1.58%, 08/03/09 (b)	12,000	12,057

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Dupage Cnty
RB (Morton Arboretum)
Series 2003
0.55%, 04/02/09 (a)(b)	24,050	24,050
East Dundee, Kane & Cook Counties
IDRB (Otto Engineering)
Series 1998
0.80%, 04/02/09 (a)(b)	1,155	1,155
Elgin
Educational Facility RB (Harvest Christian Academy)
Series 2004
2.95%, 04/02/09 (a)(b)	7,215	7,215
Hampshire
IDRB (Poli-Film America)
Series 1998A
0.82%, 04/02/09 (a)(b)	1,800	1,800
Hillside
Economic Development RB (L&J Technologies)
Series 1994
0.84%, 04/01/09 (a)(b)	3,120	3,120
Illinois
GO Bonds FIRST
Series of June 2000
0.89%, 04/02/09 (a)(c)(d)	7,255	7,255
GO Bonds FIRST
Series of March 2002
1.30%, 04/02/09 (a)(c)(d)	13,425	13,425
Illinois Development Finance Auth
Economic Development RB (Korex)
Series 1990
0.84%, 04/02/09 (a)(b)	4,000	4,000
IDRB (Arc-Tronics)
Series 1999
0.75%, 04/01/09 (a)(b)	1,180	1,180
IDRB (Camcraft)
Series 1993
2.31%, 04/01/09 (a)(b)	1,200	1,200
IDRB (Radiological Society of North America)
Series 1997
0.50%, 04/02/09 (a)(b)	2,430	2,430
Qualified Residential Rental Bonds (River Oaks)
Series 1989
0.67%, 04/01/09 (a)(b)	32,000	32,000
RB (Aurora Central Catholic High School)
Series 1994
1.55%, 04/01/09 (a)(b)	10,740	10,740
RB (Catholic Charities Housing Development)
Series 1993A
1.55%, 04/01/09 (a)(b)	9,160	9,160
RB (Catholic Charities Housing Development)
Series 1993B
1.55%, 04/01/09 (a)(b)	910	910
RB (FC Harris Pavilion)
Series 1994
0.67%, 04/01/09 (a)(b)	14,960	14,960
RB (Lake Forest Academy)
Series 1994
0.60%, 04/01/09 (a)(b)	4,000	4,000
RB (Perspectives Charter School)
Series 2003
0.64%, 04/02/09 (a)(b)	5,300	5,300
RB (Richard H. Driehaus Museum)
Series 2005
0.60%, 04/01/09 (a)(b)	3,800	3,800
RB (St Ignatius College Prep)
Series 2002
0.60%, 04/01/09 (a)(b)	2,800	2,800
Illinois Educational Facilities Auth
RB (Northwestern Univ)
Series 2003
0.49%, 04/02/09 (a)(c)(d)	14,020	14,020
RB (Univ of Chicago)
Series 2001B1
1.85%, 07/28/09	16,700	16,700
Illinois Finance Auth
RB (Elmhurst Memorial Healthcare)
Series 2008D
0.41%, 04/01/09 (a)(b)	8,600	8,600
RB (Advocate Health Care Network)
Series 2003C
0.77%, 02/26/10	16,262	16,262
RB (Advocate Health Care Network)
Series 2008B5
0.48%, 04/01/09 (a)(c)	8,635	8,635
RB (Advocate Health Care Network)
Series 2008C2A
0.44%, 04/01/09 (a)(c)	12,500	12,500
RB (Advocate Health Care Network)
Series 2008C3A
0.52%, 04/01/09 (a)(c)	24,000	24,000
RB (Art Institute of Chicago)
Series 2009B1
0.50%, 04/02/09 (a)(b)	7,000	7,000
RB (Central DuPage Health)
Series 2004A
0.40%, 04/01/09 (a)(c)	3,100	3,100
RB (Erikson Institute)
Series 2007
0.55%, 04/02/09 (a)(b)	6,000	6,000
RB (Ingalls Memorial Hospital)
Series 1985C
0.30%, 04/01/09 (a)(b)	11,900	11,900
RB (Lake Forest College)
Series 2008
0.60%, 04/01/09 (a)(b)	2,500	2,500
RB (LifeSource Corp)
Series 2000
0.49%, 04/02/09 (a)(b)	5,700	5,700
RB (Little Co of Mary Hospital & Health Care Centers)
Series 2008A
0.40%, 04/02/09 (a)(b)	4,890	4,890
RB (Lutheran Home & Services)
Series 2001
1.20%, 04/02/09 (a)(b)	12,505	12,505

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Northwestern Memorial Hospital)
Series 2007A3
0.45%, 04/02/09 (a)(c)	32,125	32,125
RB (Northwestern Univ)
Series 2003
1.02%, 04/02/09 (a)(c)(d)	5,200	5,200
RB (Northwestern Univ)
Series 2006
0.47%, 04/02/09 (a)(c)(d)	6,200	6,200
RB (OSF Healthcare System)
Series 1999
5.55%, 11/15/09 (b)	1,700	1,770
5.58%, 11/15/09 (b)	800	833
5.77%, 11/15/09 (b)	7,000	7,282
5.57%, 11/15/09 (b)	5,000	5,205
5.79%, 11/15/09 (b)	8,500	8,853
RB (OSF Healthcare System)
Series 2009C
0.35%, 04/08/09 (a)(b)	8,000	8,000
RB (OSF Healthcare System)
Series 2009D
0.40%, 04/01/09 (a)(b)	5,000	5,000
RB (Resurrection Health Care)
Series 1999A
3.50%, 04/02/09 (a)(b)(c)(d)	11,250	11,250
RB (Resurrection Health Care)
Series 2005C
0.45%, 04/02/09 (a)(b)	22,820	22,820
RB (Riverside Health System)
Series 2004
0.47%, 04/01/09 (a)(b)	16,640	16,640
RB (Rockford Memorial Hospital Obligated Group)
Series 2008
0.45%, 04/02/09 (a)(b)	20,300	20,300
RB (Univ of Chicago)
Series 2007
0.44%, 04/02/09 (a)(c)(d)	5,140	5,140
Refunding RB (Christian Homes Obligated Group)
Series 2007C
2.95%, 04/02/09 (a)(b)	8,090	8,090
Refunding RB (Edward Hospital Obligated Group)
Series 2008B2
0.45%, 04/01/09 (a)(b)	4,920	4,920
Refunding RB (Swedish Covenant Hospital)
Series 2008B
1.05%, 04/01/09 (a)(b)	4,000	4,000
Refunding RB (Univ of Chicago Medical Center)
Series 2009A1
0.45%, 04/02/09 (a)(b)	3,200	3,200
Illinois Housing Development Auth
Homeowner Mortgage RB
Series 2007H2
1.98%, 08/01/09	20,030	20,031
M/F Mortgage Refunding RB (Hyde Park Tower Apts)
Series 2000A
0.70%, 04/01/09 (a)(b)	11,215	11,215
Illinois Toll Highway Auth
Toll Highway Sr Priority RB
Series 2007A2
3.00%, 04/02/09 (a)(c)	50,400	50,400
Lake Cnty
M/F Housing RB (Whispering Oaks Apts)
Series 2008
0.55%, 04/02/09 (a)(b)	3,250	3,250
Lombard
Refunding IDRB (B&H Partnership)
Series 1995
0.77%, 04/02/09 (a)(b)	1,850	1,850
Metropolitan Pier & Exposition Auth
McCormick Place Expansion Project & Refunding RB
Series 1999A,B&C
1.00%, 04/02/09 (a)(c)(d)	19,000	19,000
McCormick Place Expansion Project Bonds
Series 1999A
1.00%, 04/02/09 (a)(c)(d)	9,635	9,635
1.39%, 04/02/09 (a)(c)(d)	9,900	9,900
McCormick Place Expansion Project Bonds
Series 2002A
0.49%, 04/02/09 (a)(b)(c)(d)	6,210	6,210
0.49%, 04/02/09 (a)(b)(c)(d)	6,455	6,455
0.51%, 04/02/09 (a)(c)(d)	2,870	2,870
0.51%, 04/02/09 (a)(c)(d)	5,000	5,000
0.52%, 04/02/09 (a)(c)(d)	10,330	10,330
1.14%, 04/02/09 (a)(c)(d)	6,590	6,590
1.24%, 04/02/09 (a)(c)(d)	10,820	10,820
RB (McCormick Place Convention Complex Hospitality Facilities)
Series 1996A
3.29%, 04/02/09 (a)(b)(c)(d)	26,595	26,595
Metropolitan Water Reclamation District of Greater Chicago
GO Refunding Bonds
Series 2006
0.47%, 04/02/09 (a)(c)(d)	5,800	5,800
Limited Tax GO Refunding Bonds
Series 2007C
0.44%, 04/02/09 (a)(c)(d)	3,790	3,790
Unlimited Tax GO Refunding Bonds
Series 2006
0.47%, 04/02/09 (a)(b)(c)(d)	30,785	30,785
Unlimited Tax GO Refunding Bonds
Series 2007B & Series 2007C
0.69%, 04/02/09 (a)(c)(d)	44,140	44,140
Unlimited Tax GO Refunding Bonds
Series 2007B
3.38%, 04/02/09 (a)(c)(d)	7,055	7,055
Montgomery Special Service Area No.10
Special Tax Bonds (Blackberry Crossing West)
Series 2004
0.65%, 04/01/09 (a)(b)	5,260	5,260

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Northern Illinois Municipal Power Agency
Power Project RB (Prairie State)
Series 2007A
0.49%, 04/02/09 (a)(b)(c)(d)	13,140	13,140
Palatine
Special Facility RB (Little City for Community Development)
Series 1998
1.55%, 04/01/09 (a)(b)	5,000	5,000
Regional Transportation Auth
GO Bonds
Series 2005A
0.54%, 04/02/09 (a)(c)(d)	28,890	28,890
Refunding GO Bonds
Series 1999
1.29%, 04/02/09 (a)(c)(d)	9,900	9,900
1.29%, 04/02/09 (a)(c)(d)	12,055	12,055
Rockford
IDRB (Rockford Industrial Welding Supply)
Series 1996
1.65%, 04/02/09 (a)(b)	2,000	2,000
Schaumburg
GO Bonds
Series 2004B
0.89%, 04/02/09 (a)(b)(c)(d)	18,675	18,675
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat)
Series 2004
0.80%, 04/02/09 (a)(b)	6,860	6,860
Springfield
Sr Lien Electric RB
Series 2006
0.83%, 04/02/09 (a)(b)(c)(d)	4,950	4,950
Univ of Illinois
Refunding RB
Series 2008
0.50%, 04/01/09 (a)(b)	9,500	9,500
Village of Western Springs
Special Assessment Bonds (Timber Trails)
Series 2006
0.70%, 04/01/09 (a)(b)	14,476	14,476
Woodridge
M/F Housing Refunding RB (Hinsdale Lake Terrace Apts)
Series 1990
2.54%, 04/03/09 (a)(b)	20,760	20,760
Yorkville
IDRB (FE Wheaton & Co)
Series 1996
1.65%, 04/02/09 (a)(b)	800	800

		1,217,919

Indiana 2.1%
Columbia City
Economic Development RB (Precision Plastics of Indiana)
Series 1997
0.84%, 04/01/09 (a)(b)	2,000	2,000
Elkhart Cnty
Economic Development RB (West Plains Apts)
Series 1998A
2.31%, 04/01/09 (a)(b)	1,640	1,640
Elkhart Cnty Hospital Auth
RB (Elkhart General Hospital)
Series 2008
0.30%, 04/01/09 (a)(b)	13,600	13,600
Evansville
Economic Development RB (Good Samaritan Home)
Series 2005
3.54%, 04/02/09 (a)(b)	5,995	5,995
Franklin Cnty School Building Corp
First Mortgage Bonds
Series 2000
1.20%, 07/15/09 (b)	1,235	1,251
Indiana Development Finance Auth
IDRB (Big Sky Park)
Series 1999
0.80%, 04/02/09 (a)(b)	3,400	3,400
Indiana Finance Auth
Environmental RB (PSI Energy)
Series 2005B
0.63%, 04/01/09 (a)(b)	10,500	10,500
Health System Refunding RB (Sisters of St.Francis Health Services)
Series 2008C
1.00%, 07/30/09 (c)(d)	14,705	14,705
Highway Refunding RB
Series 2007A
0.45%, 04/02/09 (a)(c)(d)	14,460	14,460
RB (Ascension Health Sr Credit Group)
Series 2008E8
3.40%, 12/15/09	25,000	25,332
RB (Republic Services)
Series 2005
0.83%, 04/01/09 (a)(b)	7,500	7,500
RB (Sisters of St. Francis Health Services Obligated Group)
Series 2008F
0.20%, 04/02/09 (a)(b)	5,000	5,000
RB (Sisters of St. Francis Health Services Obligated Group)
Series 2008G
0.20%, 04/02/09 (a)(b)	5,250	5,250
Refunding RB (Duke Energy Indiana)
Series 2009A1
0.70%, 04/01/09 (a)(b)	6,000	6,000
Refunding RB (Duke Energy Indiana)
Series 2009A2
0.50%, 04/01/09 (a)(b)	3,300	3,300

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Refunding RB (Duke Energy Indiana)
Series 2009A3
0.75%, 04/01/09 (a)(b)	10,300	10,300
Refunding RB (Duke Energy Indiana)
Series 2009A4
0.50%, 04/01/09 (a)(b)	9,500	9,500
Refunding RB (Sisters of St. Francis Health Services Obligated Group)
Series 2008A
0.30%, 04/02/09 (a)(b)	17,865	17,865
Refunding RB (Trinity Health Credit Group)
Series 2008D1
0.43%, 04/02/09 (a)	21,000	21,000
Refunding RB (Trinity Health Credit Group)
Series 2008D2
0.43%, 04/02/09 (a)	21,250	21,250
Indiana Health & Educational Facility Financing Auth
RB (Ascension Health Sr Credit Group)
Series 2006
0.40%, 04/02/09 (a)(b)(c)(d)	30,890	30,890
Indiana Health Facility Financing Auth
Hospital RB (Deaconess Hospital)
Series 1992
3.00%, 04/01/09 (a)(b)	13,000	13,000
RB (Ascension Health Credit Group)
Series 2003E6
1.75%, 04/01/09	5,000	5,000
RB (Ascension Health Credit Group)
Series 2002E
1.75%, 05/01/09	31,875	31,875
RB (Ascension Health Subordinate Credit Group)
Series 2005A7
0.80%, 04/01/10	2,500	2,604
1.03%, 04/01/10	2,500	2,598
Indiana HFA
S/F Mortgage RB
Series 2004B2 & 2005C2
0.79%, 04/02/09 (a)(c)(d)	1,545	1,545
Indiana Housing & Community Development Agency
S/F Mortgage RB
Series 2007A
0.67%, 04/02/09 (a)(c)(d)	4,765	4,765
Indianapolis
M/F Housing RB (Nora Pines Apts)
Series 2001
0.70%, 04/02/09 (a)(b)	9,275	9,275
Thermal Energy System RB
Series 2001A
1.25%, 04/02/09 (a)(b)(c)(d)	9,890	9,890
Indianapolis Local Public Improvement Bond Bank
Waterworks Project Bonds
Series 2002A
0.47%, 04/02/09 (a)(b)(c)(d)	17,495	17,495
IPS Multi-School Building Corp
First Mortgage Refunding Bonds
Series 2007
0.44%, 04/02/09 (a)(b)(c)(d)	13,435	13,435
Lawrenceburg
Pollution Control Refunding RB (Indiana Michigan Power)
Series H
0.45%, 04/02/09 (a)(b)	15,900	15,900
Middlebury Schools Building Corp
First Mortgage Bonds
Series 2006A
0.44%, 04/02/09 (a)(b)(c)(d)	10,117	10,117
Morgan Cnty
Economic Development RB (Morgan Hospital & Medical Center)
Series 2002B
3.54%, 04/02/09 (a)(b)	10,985	10,985
St. Joseph Cnty
Economic Development RB (Corby Apts)
Series 1997B
2.31%, 04/01/09 (a)(b)	3,265	3,265
Economic Development RB (Pin Oaks Apts)
Series 1997A
2.31%, 04/01/09 (a)(b)	1,000	1,000
Economic Development RB (Western Manor Apts)
Series 1997C
2.31%, 04/01/09 (a)(b)	2,130	2,130
Vigo Cnty
Economic Development RB (Republic Services)
Series 2003
0.83%, 04/01/09 (a)(b)	15,000	15,000
Economic Development RB (Sisters of Providence)
Series 2001
0.84%, 04/02/09 (a)(b)	3,500	3,500
Wayne Township School Building Corp
First Mortgage Refunding Bonds
Series 2006
0.47%, 04/02/09 (a)(b)(c)(d)	5,080	5,080
Whiting
Environmental Facilities RB (BP Products North America)
Series 2008
1.20%, 06/01/09	32,000	32,000

		441,197

Iowa 0.4%
Des Moines Metropolitan Wastewater Reclamation Auth
Sewer RB
Series 2004B
0.44%, 04/02/09 (a)(b)(c)(d)	6,450	6,450
Iowa Finance Auth
M/F Housing RB (Country Club Village)
Series 2006
0.60%, 04/02/09 (a)(b)	11,370	11,370

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Solid Waste Disposal RB (MidAmerican Energy)
Series 2008A
1.03%, 04/01/09 (a)	11,000	11,000
Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ)
Series 2003
0.55%, 04/02/09 (a)(b)	2,000	2,000
Iowa School Corps
Cash Anticipation Program Warrant Certificates
Series 2008-2009A
1.75%, 06/25/09 (b)	50,000	50,200

		81,020

Kansas 0.2%
Kansas Department of Transportation
Highway RB
Series 2004C2
0.50%, 04/01/09 (a)(c)	7,415	7,415
Highway RB
Series 2004C3
0.50%, 04/01/09 (a)(c)	10,000	10,000
Highway Refunding RB
Series 2002A
1.30%, 09/01/09	6,780	6,884
Unified Government of Wyandotte Cnty & Kansas City
Utility System Refunding RB
Series 2004
1.24%, 04/02/09 (a)(b)(c)(d)	15,730	15,730

		40,029

Kentucky 1.1%
Boone Cnty
Pollution Control Refunding RB (Duke Energy Kentucky)
Series 2008A
0.42%, 04/01/09 (a)(b)	7,000	7,000
Boyle Cnty
Hospital RB (Ephraim McDowell Health)
Series 2006
3.00%, 04/02/09 (a)(b)	50,450	50,450
Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp)
Series 2000
0.85%, 04/02/09 (a)(b)	12,790	12,790
Jefferson Cnty
M/F Housing Refunding RB (Camden Brookside Apts)
Series 2002
0.51%, 04/02/09 (a)(b)	8,900	8,900
Kentucky Asset/Liability Commission
General Fund TRAN
Series 2008A
1.78%, 06/25/09	10,000	10,028
Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities)
Series 2007A
0.64%, 04/02/09 (a)(b)	13,925	13,925
Kentucky Housing Corp
Housing RB
Series 2002A
0.65%, 04/01/09 (a)(c)(d)	2,350	2,350
Kentucky State Property & Buildings Commission
Refunding RB Project No. 84
3.29%, 04/02/09 (a)(c)(d)	34,390	34,390
Kentucky Turnpike Auth
Economic Development Road RB (Revitalization Projects)
Series 2008A
0.44%, 04/02/09 (a)(c)(d)	2,625	2,625
Resource Recovery Road Refunding RB
Series 1985A
5.10%, 07/01/09	28,000	28,000
Lexington-Fayette Urban Cnty Airport Board
Government GO Refunding RB
Series 2008A
0.75%, 04/01/09 (a)(b)	8,875	8,875
Louisville & Jefferson Cnty Metropolitan Sewer District
Sewage & Drainage System RB
Series 1999A
0.83%, 04/02/09 (a)(b)(c)(d)	5,600	5,600
Louisville/Jefferson Cnty Metropolitan Government
GO BAN 2008A
1.10%, 12/01/09	8,800	8,881
Mason Cnty
Pollution Control RB (East Kentucky Power Coop) Pooled
Series 1984B2
1.20%, 04/01/09 (a)(b)	11,080	11,080
Pollution Control RB (East Kentucky Power Coop) Pooled
Series 1984B3
1.20%, 04/01/09 (a)(b)	10,040	10,040
Richmond
IDRB (Mikron)
Series 1995
0.80%, 04/01/09 (a)(b)	1,100	1,100
Somerset
Industrial Building RB (Tibbals Flooring)
Series 1989
0.97%, 04/02/09 (a)(b)	10,000	10,000

		226,034

Louisiana 1.8%
Jefferson Parish Hospital District No. 1
Hospital RB (West Jefferson Medical Center)
Series 1998B
5.25%, 04/02/09 (a)(b)(c)	25,000	25,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Hospital RB (West Jefferson Medical Center)
Series 2004A
5.47%, 01/01/10 (b)	40,000	41,417
Jefferson Sales Tax District
Special Sales Tax RB
Series 2005
0.49%, 04/02/09 (a)(b)(c)(d)	875	875
Louisiana
Gasoline & Fuels Tax RB
Series 2005A
0.40%, 04/02/09 (a)(b)(c)(d)	3,405	3,405
Gasoline & Fuels Tax RB
Series 2006A
0.46%, 04/02/09 (a)(b)(c)(d)	20,760	20,760
Louisiana HFA
M/F Housing RB (Jefferson Lakes Apts)
Series 2007
1.04%, 04/02/09 (a)(b)	14,900	14,900
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (City of Bossier Public Improvement)
Series 2007
0.40%, 04/02/09 (a)(b)(c)(d)	18,195	18,195
RB (Univ of Louisiana-Monroe)
Series 2004C
1.04%, 04/02/09 (a)(b)	10,000	10,000
Louisiana Municipal Natural Gas Purchasing & Distribution Auth
RB (Gas Project No. 1)
Series 2006
0.54%, 04/02/09 (a)(b)(c)(d)	45,040	45,040
Louisiana Public Facilities Auth
RB (Dioces of Houma-Thibodaux)
Series 2006
1.55%, 04/01/09 (a)(b)	7,800	7,800
Refunding RB (Tulane Univ)
Series 2007A1
0.83%, 04/02/09 (a)(b)(c)(d)	10,000	10,000
Louisiana State Univ Agricultural & Mechanical College
Auxiliary RB
Series 2006
0.44%, 04/02/09 (a)(b)(c)(d)	27,565	27,565
New Orleans IDB
M/F Housing RB (3700 Orleans)
Series 2000
0.55%, 04/02/09 (a)(b)	29,000	29,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB (International Marine Terminal)
Series 1984B
3.21%, 03/15/10 (b)	16,400	16,479
St. James Parish
Pollution Control Refunding RB (Texaco)
Series 1988A
0.60%, 06/11/09	59,030	59,030
Pollution Control Refunding RB (Texaco)
Series 1988B
0.60%, 06/11/09	39,030	39,030

		368,496

Maine 0.3%
Maine Finance Auth
RB (Jackson Laboratory)
Series 2002
0.50%, 04/02/09 (a)(b)	5,170	5,170
Maine Health & Educational Facilities Auth
RB
Series 2006F
0.44%, 04/02/09 (a)(b)(c)(d)	15,050	15,050
Maine State Housing Auth
Mortgage Purchase Bonds
Series 2008B
0.80%, 04/02/09 (a)(c)	4,000	4,000
Mortgage Purchase Bonds
Series 2008D
0.79%, 04/02/09 (a)(c)	6,500	6,500
Mortgage Purchase Bonds
Series 2008I
2.00%, 12/16/09	33,000	33,000

		63,720

Maryland 1.1%
Maryland Community Development Administration
Residential RB
Series 2007D
0.65%, 04/01/09 (a)(c)(d)	3,585	3,585
Maryland Energy Financing Administration
Limited Obligation Local District Cooling Facilities RB (Comfort Link)
Series 2001
0.83%, 04/01/09 (a)(b)	10,000	10,000
Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (John Hopkins Health System)
Series F
0.88%, 04/07/09 (b)	41,550	41,550
Mortgage RB (Western Maryland Health System)
Series 2006A
1.00%, 09/09/09 (b)(c)(d)	14,695	14,695
Project & Refunding RB (Mercy Center)
Series 1996
0.50%, 04/02/09 (a)(b)(c)(d)	18,185	18,185
RB (Adventist Health Care)
Series 2004A
0.53%, 04/02/09 (a)(b)	13,900	13,900
RB (Anne Arundel Health System)
Series 2009B
0.54%, 04/02/09 (a)(b)	15,000	15,000
RB (Frederick Memorial Hospital)
Series 2008
0.47%, 04/01/09 (a)(b)	8,000	8,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (John Hopkins Univ)
Series 2008A
0.44%, 04/02/09 (a)(c)(d)	3,850	3,850
RB (Kennedy Krieger)
Series 2006
0.58%, 04/02/09 (a)(b)	8,975	8,975
RB (LifeBridge Health)
Series 2008
0.81%, 04/02/09 (a)(b)(c)(d)	9,000	9,000
0.81%, 04/02/09 (a)(b)(c)(d)	7,755	7,755
RB (Pooled Loan Program)
Series 1994D
0.50%, 04/02/09 (a)(b)	4,872	4,872
RB (Sheppard Pratt)
Series 2003B
0.58%, 04/02/09 (a)(b)	6,895	6,895
RB (Univ of Maryland Medical System)
Series 2007A
0.40%, 04/02/09 (a)(b)	3,480	3,480
RB (Univ of Maryland Medical System)
Series 2008E
0.53%, 04/02/09 (a)(b)	7,000	7,000
RB (Upper Chesapeake Hospitals)
Series 2008B
0.47%, 04/01/09 (a)(b)	5,780	5,780
Maryland State Economic Development Corp
RB (Constellation Energy)
Series 2007
0.80%, 04/02/09 (a)(b)	13,000	13,000
Montgomery Cnty Housing Opportunities Commission
Housing Development Bonds 2008 Issue A
1.04%, 01/01/10	8,250	8,309
Housing RB (Oakfield Apts)
Series 2005I
0.55%, 04/01/09 (a)(b)	6,550	6,550
Univ System of Maryland
Revolving Loan Program Bonds
Series 2003A
2.05%, 06/01/09	9,250	9,250

		219,631

Massachusetts 2.2%
Gloucester
BAN
2.40%, 09/18/09	25,000	25,039
Lowell
BAN
Series A
1.75%, 09/18/09	5,110	5,133
Massachusetts
CP
Series F
0.60%, 05/07/09	5,000	5,000
0.60%, 05/08/09	5,000	5,000
GO Bonds Consolidated Loan of 1998
Series C
0.79%, 04/02/09 (a)(c)(d)	3,485	3,485
GO Bonds Consolidated Loan of 2000
Series A
4.90%, 02/01/10 (b)	8,625	9,069
GO Bonds Consolidated Loan of 2001
Series D
0.79%, 04/02/09 (a)(c)(d)	2,785	2,785
GO Bonds Consolidated Loan of 2007
Series C
0.54%, 04/02/09 (a)(c)(d)	10,500	10,500
0.87%, 04/02/09 (a)(c)(d)	3,000	3,000
GO RAN
Series 2008B
2.20%, 04/30/09	50,000	50,071
GO RAN
Series 2008C
2.20%, 05/29/09	48,000	48,136
GO Refunding Bonds
Series 2004A
1.29%, 04/02/09 (a)(c)(d)	3,950	3,950
GO Refunding Bonds
Series 2004B
3.28%, 04/02/09 (a)(c)(d)	7,600	7,600
Massachusetts Bay Transportation Auth
Assessment Bonds
Series 2006A
0.44%, 04/02/09 (a)(c)(d)	14,980	14,980
3.29%, 04/02/09 (a)(c)(d)	7,970	7,970
Assessment Bonds
Series 2008A
1.00%, 04/02/09 (a)(c)(d)	2,300	2,300
Sr Sales Tax Bonds
Series 2005A
3.29%, 04/02/09 (a)(c)(d)	5,490	5,490
Massachusetts Development Finance Agency
M/F Housing RB (Archstone Reading Apts)
Series 2004A
0.55%, 04/02/09 (a)(b)	12,560	12,560
M/F Housing Refunding RB (Kensington at Chelmsford)
Series 2002
0.53%, 04/02/09 (a)(b)	15,750	15,750
RB (Greater Boston Food Bank)
Series 2008A
0.50%, 04/01/09 (a)(b)	5,800	5,800
RB (Worcester Academy)
Series 2000
1.50%, 04/02/09 (a)(b)	1,800	1,800
Solid Waste Disposal RB (Newark Group)
Series 2001C
0.75%, 04/01/09 (a)(b)	7,300	7,300
Massachusetts Health & Educational Facilities Auth
RB (Amherst College)
Series H
2.85%, 07/09/09	4,845	4,845
RB (Capital Asset Program)
Series M2
0.45%, 04/02/09 (a)(b)	6,175	6,175

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Dana-Farber Cancer Institute)
Series 2008L2
0.40%, 04/02/09 (a)(b)	6,200	6,200
RB (Massachusetts Institute of Technology)
Series 2008N
0.44%, 04/02/09 (a)(c)(d)	2,335	2,335
RB (Massachusetts Institute of Technology)
Series K
0.49%, 04/02/09 (a)(c)(d)	5,000	5,000
RB (Partners HealthCare System)
Series 2008H1
1.05%, 06/10/09	8,000	8,000
RB (South Shore Hospital)
Series 2008G
0.50%, 04/02/09 (a)(b)(c)	21,265	21,265
RB (South Shore Property)
Series 2008A
0.45%, 04/02/09 (a)(b)	10,700	10,700
RB (Suffolk Univ)
Series 2008A
0.45%, 04/02/09 (a)(b)	2,500	2,500
Revenue Notes (Harvard Univ)
Series EE
0.45%, 06/18/09	17,204	17,204
Massachusetts HFA
Housing Bonds
Series 2005D
0.59%, 04/02/09 (a)(c)(d)	7,830	7,830
S/F Housing RB
Series 122
0.65%, 04/02/09 (a)(c)(d)	20,215	20,215
Massachusetts School Building Auth
Dedicated Sales Tax Bonds
Series 2005A
0.84%, 04/02/09 (a)(c)(d)	3,100	3,100
0.87%, 04/02/09 (a)(c)(d)	21,540	21,540
0.87%, 04/02/09 (a)(c)(d)	4,640	4,640
1.29%, 04/02/09 (a)(c)(d)	9,900	9,900
Dedicated Sales Tax Bonds
Series 2007A
0.87%, 04/02/09 (a)(c)(d)	5,400	5,400
Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds
Series 2006
0.59%, 04/02/09 (a)(c)(d)	8,195	8,195
State Revolving Fund Bonds
Series 14
0.59%, 04/02/09 (a)(c)(d)	6,665	6,665
Massachusetts Water Resources Auth
General RB
Series 2002J
0.59%, 04/02/09 (a)(c)(d)	7,500	7,500
0.59%, 04/02/09 (a)(c)(d)	5,645	5,645
General Refunding RB
Series 2007B
0.45%, 04/02/09 (a)(c)(d)	8,985	8,985
New Bedford
GO BAN 2009
0.80%, 02/12/10	9,000	9,093
Silver Lake Regional SD
GO BAN
2.10%, 08/21/09	6,900	6,937

		462,587

Michigan 3.3%
Central Michigan Univ
General Refunding RB
Series 2008A
0.40%, 04/02/09 (a)(b)	7,000	7,000
Charlotte Hospital Finance Auth
Limited Obligation RB & Refunding RB (Hayes Green Beach Memorial Hospital)
Series 2004
2.54%, 04/02/09 (a)(b)	22,675	22,675
Detroit
Sewage Disposal System RB
Series 1999A
5.52%, 01/01/10 (b)	36,095	37,799
5.57%, 01/01/10 (b)	750	785
Sewage Disposal System RB
Series 1999A
5.56%, 01/01/10 (b)	200	210
Sewage Disposal System Sr Lien Refunding RB
Series 2001C1
5.00%, 04/02/09 (a)(b)(c)	82,210	82,210
Detroit SD
School Building & Site Improvement Bonds (Unlimited Tax GO)
Series 2001A
0.89%, 04/02/09 (a)(b)(c)(d)	4,620	4,620
School Building & Site Improvement Bonds (Unlimited Tax GO)
Series 2003B
1.24%, 04/02/09 (a)(b)(c)(d)	12,375	12,375
School Building & Site Improvement Refunding Bonds (Unlimited Tax GO)
Series 2005A
0.59%, 04/02/09 (a)(b)(c)(d)	10,820	10,820
0.89%, 04/02/09 (a)(b)(c)(d)	8,500	8,500
0.89%, 04/02/09 (a)(b)(c)(d)	12,785	12,785
Detroit Sewage Disposal System
Second Lien RB
Series 2001B
0.54%, 04/02/09 (a)(b)(c)(d)	12,165	12,165
Eastern Michigan Univ Board of Regents
General Refunding RB
Series 2008
3.50%, 04/02/09 (a)(b)	52,995	52,995
Grand Rapids
Sewer System Improvement & Refunding RB
Series 1998A
0.84%, 04/02/09 (a)(b)(c)(d)	6,900	6,900

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park)
Series 2001
0.66%, 04/02/09 (a)(b)	17,250	17,250
Kent Hospital Finance Auth
Refunding RB (Spectrum Health System)
Series 2008B3
0.43%, 04/01/09 (a)(c)	4,000	4,000
Michigan Higher Education Facilities Auth
Limited Obligation RB (Hope College)
Series 2002B
3.00%, 04/02/09 (a)(b)	13,655	13,655
Limited Obligation Refunding RB (Hope College)
Series 2004
0.51%, 04/02/09 (a)(b)	3,265	3,265
Michigan Housing Development Auth
Rental Housing RB
Series 2000A
0.55%, 04/01/09 (a)(c)	24,790	24,790
Rental Housing RB
Series 2006D
0.75%, 04/02/09 (a)(c)(d)	5,250	5,250
S/F Mortgage RB
Series 2007D
0.80%, 04/02/09 (a)(c)	16,600	16,600
S/F Mortgage RB
Series 2007E
0.65%, 04/01/09 (a)(c)	40,000	40,000
S/F Mortgage RB
Series 2007F
0.65%, 04/01/09 (a)(c)	30,000	30,000
Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge)
Series 1985
0.85%, 04/01/09 (a)(b)	7,100	7,100
Michigan State Building Auth
Refunding RB (Facilities Program)
Series 2005I
0.40%, 04/02/09 (a)(b)(c)(d)	4,525	4,525
Refunding RB (Facilities Program)
Series 2006IA
1.64%, 04/02/09 (a)(b)(c)(d)	1,090	1,090
Michigan State Hospital Finance Auth
Healthcare Equipment Loan Program Bonds (Installment #11)
Series C
3.07%, 04/01/09 (a)(b)	7,500	7,500
Healthcare Equipment Loan Program Bonds (Installment #18)
Series C
3.07%, 04/01/09 (a)(b)	7,500	7,500
Healthcare Equipment Loan Program Bonds (Installment #24)
Series C
3.07%, 04/01/09 (a)(b)	7,500	7,500
Hospital RB (Henry Ford Health System)
Series 1999A
5.32%, 11/15/09 (b)	1,945	2,021
RB (Ascension Health Credit Group)
Series 1999A
5.62%, 11/15/09 (b)	26,000	27,113
5.05%, 11/15/09 (b)	2,000	2,075
5.58%, 11/15/09 (b)	10,000	10,428
RB (Ascension Health Credit Group)
Series 1999B1
0.70%, 01/06/10	20,000	20,000
Michigan State Strategic Fund
Limited Obligation RB (American Cancer Society)
Series 2000
0.77%, 04/02/09 (a)(b)	2,745	2,745
Limited Obligation RB (Consumers Energy)
Series 2005
0.53%, 04/01/09 (a)(b)	7,000	7,000
Limited Obligation RB (Metaltec Steel Abrasive)
Series 2006
0.91%, 04/02/09 (a)(b)	2,230	2,230
Limited Obligation RB (United Machining)
Series 1998
0.90%, 04/02/09 (a)(b)	2,600	2,600
Limited Obligation Refunding RB (Detroit Edison)
Series 2008ET
0.55%, 04/01/09 (a)(b)	10,000	10,000
Limited Obligation Refunding RB (Van Andel Research Institute)
Series 2008
0.45%, 04/01/09 (a)(b)	25,000	25,000
Oakland Cnty
Limited Obligation RB (Husky Envelope Products)
Series 1999
0.90%, 04/02/09 (a)(b)	1,060	1,060
Oakland Cnty Economic Development Corp
Limited Obligation RB (Detroit Catholic Central High School)
Series 2004
2.54%, 04/02/09 (a)(b)	32,140	32,140
Wayne Cnty Airport Auth
Airport RB (Detroit Metropolitan Airport)
Series 2005
1.33%, 04/02/09 (a)(b)(c)(d)	19,400	19,400
Airport RB (Detroit Metropolitan Airport)
Series 2007
0.90%, 04/02/09 (a)(b)(c)(d)	26,320	26,320
Airport Refunding RB (Detroit Metropolitan Airport)
Series 2008C
0.48%, 04/02/09 (a)(b)	14,290	14,290
0.48%, 04/02/09 (a)(b)	9,975	9,975

		676,261

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Minnesota 1.0%
Duluth Econ Dev Auth & Brainerd
Health Care Facilities RB (Benedictine Health System)
Series 1993C & 1993E
0.58%, 04/02/09 (a)(b)(c)(d)	14,360	14,360
East Grand Forks
Refunding RB (American Crystal Sugar)
Series 2008
0.93%, 04/02/09 (a)(b)	19,350	19,350
Eden Prairie
M/F Housing RB (Eden Prairie Leased Housing Associates I)
Series 2003A
0.64%, 04/03/09 (a)(b)	17,500	17,500
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing Refunding RB (Stone Arch Apts)
Series 2002
0.60%, 04/02/09 (a)(b)	2,800	2,800
Mendota Heights
Refunding IDRB (Dakota Business Plaza)
Series 2000
0.72%, 04/02/09 (a)(b)	2,300	2,300
Minneapolis
RB (Fairview Health Services)
Series 2008C
0.40%, 04/01/09 (a)(b)	5,800	5,800
RB (Fairview Health Services)
Series 2008D
0.38%, 04/01/09 (a)(b)	2,300	2,300
Minneapolis-St. Paul Metropolitan Airports Commission
Subordinate Airport RB
Series 2005A
0.53%, 04/02/09 (a)(b)(c)(d)	3,405	3,405
Minnesota
COP Aid Anticipation
Series 2008
1.65%, 09/04/09	12,000	12,068
Minnesota Agricultural & Economic Development Board
RB (Evangelical Lutheran Good Samaritan Society)
Series 1996
1.50%, 04/02/09 (a)(b)	7,200	7,200
Minnesota HFA
Limited Obligation Bonds Draw Down
Series 2008-2
0.62%, 04/02/09 (a)(b)(c)(d)	19,635	19,635
Residential Housing Finance Bonds
Series 2005M
0.64%, 04/02/09 (a)(c)	1,785	1,785
Minnesota Higher Education Facilities Auth
RB (Hamline Univ of Minnesota)
Series Six-E1
0.47%, 04/02/09 (a)(b)	2,135	2,135
RB (Hamline Univ of Minnesota)
Series Six-E2
0.47%, 04/02/09 (a)(b)	3,715	3,715
Rochester
Health Care Facilities RB (Mayo Clinic)
Series 2008D
1.68%, 05/07/09	10,000	10,000
Health Care Facilities RB (Mayo Foundation)
Series 2000A
0.85%, 04/06/09	21,000	21,000
St. Cloud
Health Care RB (CentraCare Health System)
Series 2008A
0.48%, 04/02/09 (a)(b)(c)	7,780	7,780
Health Care RB (CentraCare Health System)
Series 2008B
0.48%, 04/02/09 (a)(b)(c)	5,310	5,310
Health Care RB (CentraCare Health System)
Series 2008C
0.48%, 04/02/09 (a)(b)(c)	6,000	6,000
St. Louis Park
M/F Housing RB (At The Park)
Series 2002A
0.69%, 04/03/09 (a)(b)	3,300	3,300
Refunding RB (Park Nicollet Health Services)
Series 2008 B1
0.47%, 04/02/09 (a)(b)	8,500	8,500
St. Paul Housing & Redevelopment Auth
District Heating RB
Series 1999D
4.00%, 04/03/09 (a)(b)	2,590	2,590
Western Minnesota Municipal Power Agency
Power Supply RB
Series 2006A
0.44%, 04/02/09 (a)(b)(c)(d)	27,690	27,690

		206,523

Mississippi 0.5%
Mississippi Business Finance Corp
IDRB (Electric Mills Wood Preserving)
Series 1999
0.78%, 04/02/09 (a)(b)	5,000	5,000
RB (200 Renaissance)
Series 2008
1.04%, 04/02/09 (a)(b)	25,640	25,640
RB (Chevron USA)
Series 2007C
0.65%, 08/03/09	17,000	17,000
RB (Gulfport Promenade)
Series 2007
1.04%, 04/02/09 (a)(b)	7,000	7,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Jackson Medical Mall Foundation)
Series 2008A
0.50%, 04/02/09 (a)(b)	5,105	5,105
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts)
Series 2008-2
0.68%, 04/02/09 (a)(b)	6,750	6,750
Mississippi Hospital Equipment & Facilities Auth
RB (North Mississippi Health Services)
Series 2001-1
0.40%, 04/02/09 (a)	13,200	13,200
RB (North Mississippi Health Services)
Series 2003-1
0.40%, 04/02/09 (a)	10,405	10,405
RB (North Mississippi Health Services)
Series 2003-2
0.40%, 04/02/09 (a)	9,725	9,725

		99,825

Missouri 2.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Subordinate Mass Transit Sales Tax Appropriation Bonds (Metrolink Cross Cnty Extension)
Series 2005A
3.88%, 10/01/09 (b)	275	277
3.83%, 10/01/09 (b)	29,575	29,889
Blue Springs IDA
M/F Housing RB (Autumn Place Apts)
Series 2004
0.70%, 04/02/09 (a)(b)	8,600	8,600
Kansas City
Special Obligation Refunding Bonds (H. Roe Bartle Convention Center)
Series 2008E
0.50%, 04/01/09 (a)(b)	2,625	2,625
Kansas City IDA
M/F Housing RB (Clay Terrace Apts)
Series 2006
0.80%, 04/02/09 (a)(b)	10,500	10,500
M/F Housing RB (Timberlane Village Apts)
Series 1986
0.61%, 04/02/09 (a)(b)	18,400	18,400
RB (Kansas City Downtown Redevelopment District)
Series 2006A
0.50%, 04/01/09 (a)(b)	17,900	17,900
RB (Kansas City Downtown Redevelopment District)
Series 2006B
0.50%, 04/01/09 (a)(b)	7,900	7,900
Missouri Development Finance Board
Air Cargo Facility Improvement & Refunding RB (St. Louis Air Cargo Services)
Series 2000
0.67%, 04/02/09 (a)(b)	12,000	12,000
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Diocese of Kansas City — St. Joseph & St. Pius X High School)
Series 2004A
1.75%, 04/02/09 (a)(b)	2,680	2,680
Educational Facilities RB (Rockhurst High School)
Series 2002
1.75%, 04/02/09 (a)(b)	4,985	4,985
Educational Facilities RB (Rockhurst High School)
Series 2006
1.75%, 04/02/09 (a)(b)	5,000	5,000
Educational Facilities RB (Washington Univ)
Series 2003A
1.01%, 04/02/09 (a)(c)(d)	6,325	6,325
Health Care Facilities RB (BJC Health System)
Series 2008C
0.40%, 04/02/09 (a)(c)	5,000	5,000
Health Facilities RB (Cox Health)
Series 2008B
0.45%, 04/06/09 (b)	14,000	14,000
Health Facilities RB (SSM Health Care)
Series 2005B
0.83%, 04/02/09 (a)(c)(d)	78,800	78,800
Health Facilities RB (SSM Health Care)
Series 2005C4
1.25%, 04/01/09 (a)(b)(c)	7,150	7,150
Health Facilities RB (St. Luke’s Health System)
Series 2008A
0.44%, 04/01/09 (a)(b)	8,350	8,350
Health Facilities RB (St. Luke’s Health System)
Series 2008B
0.44%, 04/01/09 (a)(b)	22,500	22,500
RB (Ascension Health Credit Group)
Series 2003C2
0.73%, 03/03/10	17,000	17,000
RB (Ascension Health Credit Group)
Series 2003C3
0.73%, 03/03/10	18,200	18,200
Missouri Higher Education Loan Auth
Student Loan RB Sr
Series 2008 A2
0.80%, 04/02/09 (a)(b)	56,250	56,250
Missouri Housing Development Commission
S/F Mortgage RB (Homeownership Loan Program)
Series 2004A1
0.79%, 04/02/09 (a)(c)(d)	2,960	2,960

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Missouri Joint Municipal Electric Utility Commission
Power Project RB (Prairie State)
Series 2007A
0.40%, 04/02/09 (a)(b)(c)(d)	12,175	12,175
Missouri Public Utilities Commission
Interim Construction Notes
Series 2008
2.00%, 08/15/09	8,390	8,421
Springfield
Public Utility RB
Series 2006
0.47%, 04/02/09 (a)(b)(c)(d)	30,445	30,445
St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I)
Series 2004A
0.61%, 04/02/09 (a)(b)	15,600	15,600
M/F Housing Refunding RB (Time Centre Apts Phase II)
Series 2004B
0.64%, 04/02/09 (a)(b)	4,500	4,500
St. Louis Cnty IDA
IDRB (Kessler Container)
Series 1997A
0.80%, 04/02/09 (a)(b)	1,400	1,400
M/F Housing RB (Black Forest Apts)
Series 1997
0.60%, 04/02/09 (a)(b)	4,000	4,000
M/F Housing RB (Southwest Crossing)
Series 2001
0.55%, 04/02/09 (a)(b)	9,500	9,500
M/F Housing RB (Whispering Lakes Apts)
Series 1995
0.60%, 04/02/09 (a)(b)	7,435	7,435
M/F Housing Refunding RB (Merchandise Mart Apts)
Series 2005A
0.55%, 04/02/09 (a)(b)	20,475	20,475
Washington IDA
IDRB (Clemco Industries)
Series 1997
0.86%, 04/02/09 (a)(b)	2,710	2,710
IDRB (Pauwels Transformers)
Series 1995
0.66%, 04/02/09 (a)(b)	2,000	2,000

		475,952

Montana 0.0%
Richland Cnty
Hospital RB (Sidney Health Center)
Series 2007A
1.94%, 04/02/09 (a)(b)	9,600	9,600

Nebraska 0.7%
Madison Cnty Hospital Auth No.1
Hospital RB (Faith Regional Health Services)
Series 2008B
0.52%, 04/02/09 (a)(b)	4,000	4,000
Nebraska Investment Finance Auth
S/F Housing RB
Series 2006F
0.77%, 04/02/09 (a)(c)(d)	7,970	7,970
S/F Housing RB
Series 2007D
0.65%, 04/01/09 (a)(c)	11,915	11,915
Nebraska Public Power District
General RB
Series 2003A
1.24%, 04/02/09 (a)(b)(c)(d)	3,455	3,455
General RB
Series 2006A
0.47%, 04/02/09 (a)(b)(c)(d)	24,800	24,800
0.88%, 04/02/09 (a)(b)(c)(d)	17,995	17,995
General RB
Series 2007B
0.44%, 04/02/09 (a)(b)(c)(d)	4,975	4,975
Omaha Public Power District
Electric System RB
Series 2006A
1.00%, 07/23/09 (c)(d)	10,070	10,070
Electric System Subordinated RB
Series 2006B
0.59%, 04/02/09 (a)(c)(d)	3,570	3,570
Public Power General Agency
RB (Whelan Energy Center Unit 2)
Series 2007A
0.47%, 04/02/09 (a)(b)(c)(d)	47,375	47,375
Stanton Cnty
IDRB (Nucor Corp)
Series 1996
1.25%, 04/01/09 (a)	19,300	19,300

		155,425

Nevada 2.9%
Clark Cnty
Airport Passenger Facility Charge RB
Series 2007A1
0.84%, 04/02/09 (a)(b)(c)(d)	4,780	4,780
Airport Passenger Facility Charge RB
Series 2007A2
1.00%, 09/09/09 (b)(c)(d)	35,145	35,145
Airport System Jr Subordinate Lien Revenue Notes
Series 2008F
1.95%, 07/01/09	100,000	100,258
Airport System Subordinate Lien RB
Series 2007A1
0.52%, 04/02/09 (a)(b)(c)(d)	7,160	7,160
GO (Limited Tax) Bond Bank Bonds
Series 2006
0.39%, 04/02/09 (a)(b)(c)(d)	26,225	26,225
0.92%, 04/02/09 (a)(c)(d)	18,965	18,965
GO (Limited Tax) Bond Bank Bonds
Series 2008
0.49%, 04/02/09 (a)(c)(d)	8,400	8,400
IDRB (Southwest Gas)
Series 2003A
0.65%, 04/01/09 (a)(b)	44,000	44,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Bishop Gorman High School)
Series 2006
1.54%, 04/02/09 (a)(b)	14,335	14,335
Sales & Excise Tax Revenue CP Notes
Series 2008A&B
0.60%, 05/07/09 (b)	5,000	5,000
0.70%, 06/11/09 (b)	2,500	2,500
0.50%, 07/06/09 (b)	33,500	33,500
Clark Cnty SD
GO (Limited Tax) Building Bonds
Series 2006B
0.52%, 04/02/09 (a)(b)(c)(d)	7,125	7,125
Clark Cnty Special Improvement District No.121
Local Improvement Bonds (Southern Highlands Area)
Series 1999
6.48%, 12/01/09 (b)	12,415	13,175
Las Vegas Valley Water District
GO (Limited Tax) Water CP
Series 2004A&B
0.70%, 05/06/09 (c)	125,000	125,000
GO (Limited Tax) Water Improvement Bonds
Series 2006A
0.39%, 04/02/09 (a)(b)(c)(d)	28,025	28,025
Nevada Department of Business & Industry
RB (LVE Energy Partners)
Series 2007
0.65%, 04/02/09 (a)(b)	13,100	13,100
Nevada Housing Division
M/F Housing RB (Apache Pines Apts)
Series 1999A
0.60%, 04/02/09 (a)(b)	7,415	7,415
M/F Housing RB (Banbridge Apts)
Series 2000A
0.65%, 04/02/09 (a)(b)	3,960	3,960
M/F Housing RB (Sierra Pointe Apts)
Series 2005
0.60%, 04/02/09 (a)(b)	6,065	6,065
M/F Housing RB (Silver Pines Apts)
Series 2002A
0.60%, 04/02/09 (a)(b)	8,600	8,600
M/F Housing RB (St Rose Srs Apts)
Series 2002A
0.60%, 04/02/09 (a)(b)	14,770	14,770
M/F Housing Refunding RB (Oakmont)
Series 2002
0.70%, 04/02/09 (a)(b)	4,350	4,350
Nevada System of Higher Education
Univ RB
Series 2005B
1.00%, 09/09/09 (b)(c)(d)	13,085	13,085
North Las Vegas
GO Building Bonds
Series 2006
0.47%, 04/02/09 (a)(b)(c)(d)	30,595	30,595
Reno
Hospital Refunding RB (Renown Regional Medical Center)
Series 2009A
0.30%, 04/01/09 (a)(b)	5,500	5,500
Hospital Refunding RB (Renown Regional Medical Center)
Series 2009B
0.51%, 04/02/09 (a)(b)	6,000	6,000
Truckee Meadows Water Auth
Water Refunding RB
Series 2006
0.47%, 04/02/09 (a)(b)(c)(d)	10,320	10,320
Water Revenue CP
Series 2006B
1.20%, 04/06/09 (b)	5,300	5,300

		602,653

New Hampshire 0.3%
New Hampshire Business Finance Auth
RB (Cottage Hospital)
Series 2005
1.54%, 04/02/09 (a)(b)	7,240	7,240
Solid Waste Disposal RB (Lonza Biologics)
Series 2003
0.70%, 04/02/09 (a)(b)	30,000	30,000
New Hampshire Health & Educational Facilities Auth
RB (Frisbie Memorial Hospital)
Series 2005
0.50%, 04/02/09 (a)(b)	3,220	3,220
RB (Riverwoods at Exeter)
Series 2003
0.54%, 04/02/09 (a)(b)	3,085	3,085
RB (Riverwoods at Exeter)
Series 2008
0.48%, 04/02/09 (a)(b)	15,000	15,000
0.49%, 04/02/09 (a)(b)	8,000	8,000

		66,545

New Jersey 0.7%
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems)
Series 2007
0.79%, 04/02/09 (a)(b)	7,750	7,750
RB (Hamilton Industrial Development)
Series 1998
0.57%, 04/01/09 (a)(b)	4,425	4,425
RB (Jewish Home at Rockleigh)
Series 1998B
1.14%, 04/03/09 (a)(b)	8,875	8,875
RB (Research & Manufacturing Corp of America)
Series 2006
0.67%, 04/02/09 (a)(b)	3,510	3,510
School Facilities Construction Bonds
Series 2008X
0.25%, 04/01/09 (a)(b)	3,000	3,000
School Facilities Construction Refunding Bonds
Series 2008V5
0.55%, 04/01/09 (a)(b)	30,000	30,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
New Jersey Housing & Mortgage Finance Agency
M/F RB
Series 2008F
0.40%, 04/02/09 (a)(b)	12,400	12,400
New Jersey State Higher Education Assistance Auth
Student Loan RB
Series 2008A
0.83%, 04/02/09 (a)(b)(c)(d)	7,640	7,640
New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds
Series 2002
0.52%, 04/02/09 (a)(b)(c)(d)	500	500
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2001C
1.63%, 04/02/09 (a)(b)(c)(d)	4,945	4,945
Transportation System Bonds
Series 2005A
1.05%, 12/15/09	6,500	6,691
Transportation System Bonds
Series 2006A
3.54%, 04/02/09 (a)(b)(c)(d)	1,610	1,610
Transportation System Bonds
Series 2006C
0.48%, 04/02/09 (a)(b)(c)(d)	15,250	15,250
0.48%, 04/02/09 (a)(b)(c)(d)	1,735	1,735
New Jersey Turnpike Auth
Turnpike RB
Series 2003A & Refunding RB Series 2005A
1.34%, 04/02/09 (a)(b)(c)(d)	8,000	8,000
Turnpike Refunding RB
Series 2005A
1.62%, 04/02/09 (a)(b)(c)(d)	6,400	6,400
Rutgers State Univ
GO Refunding Bonds
Series 2002A
0.20%, 04/01/09 (a)(c)	16,300	16,300
Weehawken Township
BAN
0.63%, 04/02/09 (a)(b)(c)(d)	9,175	9,175

		148,206

New Mexico 0.3%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts)
Series 2008
0.69%, 04/02/09 (a)(b)	3,750	3,750
Farmington
Hospital RB (San Juan Regional Medical Center)
Series 2004B
0.47%, 04/02/09 (a)(b)	5,000	5,000
New Mexico Finance Auth
State Transportation Refunding RB (Subordinate Lien)
Series 2008B1
0.43%, 04/02/09 (a)(b)	10,800	10,800
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services)
Series 2008B
0.40%, 04/02/09 (a)(c)	18,750	18,750
Hospital System RB (Presbyterian Healthcare Services)
Series 2008D
0.40%, 04/02/09 (a)(c)	10,800	10,800
Santa Fe
Subordinate Lien Wastewater System RB (Gross Receipts Tax)
Series 1997B
0.45%, 04/01/09 (a)(b)	15,400	15,400

		64,500

New York 6.9%
Albany Cnty Airport Auth
Airport Refunding RB
Series 2008A
0.64%, 04/02/09 (a)(b)	8,080	8,080
Islip IDA
IDRB (FCD Bayshore Facility)
Series 1999
0.81%, 04/02/09 (a)(b)(c)(d)	15,995	15,995
Long Island Power Auth
Electric System General RB
Series 2003L
3.50%, 04/01/09 (a)(b)(c)	7,840	7,840
Longwood Central SD
TAN for 2008-2009 Taxes
1.73%, 06/26/09	13,000	13,039
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds
Series 2002A
1.62%, 04/02/09 (a)(b)(c)(d)	6,410	6,410
Dedicated Tax Fund Refunding Bonds
Series 2008A
4.10%, 04/02/09 (a)(b)(c)	75,000	75,000
Transportation RB
Series 2005D1
0.45%, 04/02/09 (a)(b)	5,000	5,000
Transportation Refunding RB
Series 2002A
1.23%, 04/02/09 (a)(b)(c)(d)	5,245	5,245
Transportation Refunding RB
Series 2002G1
0.25%, 04/02/09 (a)(b)	8,400	8,400
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds
Series 2002B
1.00%, 04/01/09 (a)(b)(c)	7,415	7,415

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
New Rochelle IDA
RB (West End Phase 1 Facility)
Series 2006
0.79%, 04/02/09 (a)(b)	9,000	9,000
New York City
GO Bonds Fiscal 2004
Series F
1.43%, 04/02/09 (a)(c)(d)	190,000	190,000
GO Bonds Fiscal 2005
Series G & Series O
0.45%, 04/02/09 (a)(c)(d)	21,915	21,915
GO Bonds Fiscal 2006
Series F4
0.25%, 04/02/09 (a)(b)	16,210	16,210
GO Bonds Fiscal 2008
Series D3
0.25%, 04/02/09 (a)(c)	1,000	1,000
New York City Capital Resource Corp
RB (Loan Enhanced Assistance Program)
Series 2008B1
0.45%, 04/02/09 (a)(b)	12,000	12,000
RB (Loan Enhanced Assistance Program)
Series 2008B3
0.45%, 04/02/09 (a)(b)	7,850	7,850
New York City Housing Development Corp
M/F Rental Housing RB (Sierra)
Series 2003A
0.45%, 04/01/09 (a)(b)	12,205	12,205
M/F Rental Housing RB (The Nicole)
Series 2005A
0.55%, 04/01/09 (a)(b)	10,200	10,200
M/F Rental Housing RB (West End Towers)
Series 2004A
0.47%, 04/01/09 (a)(b)	29,500	29,500
New York City IDA
Empowerment Zone RB (Tiago Holdings)
Series 2007
0.65%, 04/02/09 (a)(b)	16,000	16,000
Refunding IDRB (Allway Tools)
Series 1997
0.79%, 04/02/09 (a)(b)	1,120	1,120
New York City Municipal Water Finance Auth
Extendible CP Notes
Series 7
0.75%, 05/29/09	37,000	37,000
0.65%, 06/09/09	33,000	33,000
Extendible CP Notes
Series 8
0.63%, 04/02/09	27,450	27,450
Water & Sewer System RB Fiscal 2002
Series G
0.87%, 04/02/09 (a)(c)(d)	7,500	7,500
Water & Sewer System RB Fiscal 2003
Series A
1.29%, 04/02/09 (a)(c)(d)	9,900	9,900
Water & Sewer System RB Fiscal 2003
Series E
1.00%, 04/02/09 (a)(c)(d)	24,100	24,100
Water & Sewer System RB Fiscal 2005
Series D
1.03%, 04/02/09 (a)(c)(d)	9,600	9,600
Water & Sewer System RB Fiscal 2009
Series A
1.00%, 04/02/09 (a)(c)(d)	15,325	15,325
1.00%, 04/02/09 (a)(c)(d)	1,000	1,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007
Series S1
0.88%, 04/02/09 (a)(b)(c)(d)	9,900	9,900
0.88%, 04/02/09 (a)(b)(c)(d)	21,610	21,610
0.91%, 04/02/09 (a)(b)(c)(d)	36,060	36,060
Future Tax Secured Bonds Fiscal 2003
Series D
1.00%, 04/02/09 (a)(c)(d)	13,700	13,700
Future Tax Secured Subordinate Bonds Fiscal 2007
Series C1
0.59%, 04/02/09 (a)(c)(d)	6,000	6,000
New York State Dormitory Auth
State Personal Income Tax RB
Series 2005F
1.01%, 04/02/09 (a)(c)(d)	3,000	3,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB (Second Resolution)
Series 2002B
1.01%, 04/02/09 (a)(c)(d)	16,500	16,500
New York State HFA
Housing RB (101 West End Ave)
Series 1998A
0.55%, 04/01/09 (a)(b)	14,600	14,600
Housing RB (150 E 44th St)
Series 2000A
0.55%, 04/01/09 (a)(b)	20,800	20,800
Housing RB (250 W 50th St)
Series 1997A
0.45%, 04/01/09 (a)(b)	5,395	5,395
Housing RB (345 E 94th St)
Series 1998A
0.55%, 04/01/09 (a)(b)	165	165
Housing RB (600 West 42nd St)
Series 2007A
0.50%, 04/01/09 (a)(b)	45,000	45,000
Housing RB (900 Eighth Avenue)
Series 2002A
0.50%, 04/01/09 (a)(b)	22,400	22,400
Housing RB (Avalon Bowery Place II)
Series 2006A
0.82%, 04/01/09 (a)(b)	10,000	10,000
Housing RB (E 84th St)
Series 1995A
0.45%, 04/01/09 (a)(b)	52,500	52,500

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Housing RB (Helena Housing)
Series 2003A
0.60%, 04/01/09 (a)(b)	30,000	30,000
Housing RB (Normandie Court II)
Series 1999A
0.45%, 04/01/09 (a)(b)	7,330	7,330
Housing RB (Ocean Park Apts)
Series 2005A
0.65%, 04/01/09 (a)(b)	6,100	6,100
Housing RB (The Helena)
Series 2004A
0.60%, 04/01/09 (a)(b)	50,000	50,000
New York State Local Assistance Corp
Bonds
Series 1995C
0.24%, 04/01/09 (a)(b)	9,000	9,000
Subordinate Lien Refunding Bonds
Series 2003A5V
2.00%, 04/01/09 (a)(b)(c)	700	700
New York State Mortgage Agency
Homeowner Mortgage RB
Series 101
0.67%, 04/01/09 (a)(c)(d)	14,995	14,995
Homeowner Mortgage RB
Series 109
0.64%, 04/02/09 (a)(c)(d)	5,085	5,085
Homeowner Mortgage RB
Series 79
0.60%, 04/02/09 (a)(c)(d)	9,925	9,925
Mortgage RB 31st
Series A
0.60%, 04/01/09 (a)(c)(d)	7,745	7,745
New York State Power Auth
CP
Series 1
0.60%, 05/05/09	38,200	38,200
0.78%, 06/04/09	18,212	18,212
0.65%, 06/09/09	3,500	3,500
0.65%, 06/10/09	7,500	7,500
0.70%, 06/10/09	4,000	4,000
0.64%, 08/13/09	41,760	41,760
CP
Series 2
0.60%, 06/09/09	7,000	7,000
New York State Thruway Auth
General RB
Series G
1.38%, 04/02/09 (a)(b)(c)(d)	12,250	12,250
New York State Urban Development Corp
Service Contract Refunding RB
Series 2008A2
0.45%, 04/02/09 (a)(b)(c)	18,000	18,000
Oneida Cnty IDA
Civic Facility RB (Rome Memorial Hospital)
Series 2005
0.59%, 04/02/09 (a)(b)	4,600	4,600
Port Auth of New York & New Jersey
Consolidated Bonds 137th
Series
0.99%, 04/02/09 (a)(c)(d)	4,050	4,050
Consolidated Bonds 141st
Series
0.91%, 04/02/09 (a)(c)(d)	18,165	18,165
Consolidated Bonds 143rd
Series
0.60%, 04/02/09 (a)(c)(d)	5,245	5,245
Consolidated Bonds 146th
Series
3.41%, 04/02/09 (a)(b)(c)(d)	50,000	50,000
Consolidated Bonds 147th
Series
0.91%, 04/02/09 (a)(c)(d)	36,820	36,820
Consolidated Bonds 151st
Series
0.60%, 04/02/09 (a)(c)(d)	6,660	6,660
Consolidated Bonds 152nd
Series
0.59%, 04/02/09 (a)(c)(d)	3,555	3,555
0.60%, 04/02/09 (a)(c)(d)	28,540	28,540
CP
Series A
0.60%, 05/11/09	3,045	3,045
0.70%, 06/03/09	14,795	14,795
Suffolk Cnty
TAN
Series 2009I
0.78%, 08/13/09	15,000	15,067
Triborough Bridge & Tunnel Auth
General RB
Series 2008C
1.00%, 04/02/09 (a)(c)(d)	4,615	4,615
General RB
Series 2009A1
1.95%, 01/20/10	10,000	10,108
General Refunding RB
Series 2002B
1.00%, 04/02/09 (a)(c)(d)	1,980	1,980
Troy IDA
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2008B
0.55%, 04/02/09 (a)(b)	19,900	19,900
Yonkers IDA
IDRB (Greyston Bakery)
Series 2001
2.00%, 04/02/09 (a)(b)	2,440	2,440

		1,442,816

North Carolina 2.5%
Charlotte
Refunding RB (Charlotte Douglas International Airport)
Series 2008D
0.55%, 04/01/09 (a)(b)	9,400	9,400

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Durham Housing Auth
M/F Housing RB (Pendleton Townhomes)
Series 2001
0.83%, 04/01/09 (a)(b)	5,135	5,135
Hertford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Nucor Corp)
Series 2000A
0.70%, 04/01/09 (a)	26,500	26,500
Johnston Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Flanders Corp)
Series 1998
0.80%, 04/01/09 (a)(b)	4,500	4,500
Mecklenburg Cnty
COP
Series 2008A
0.55%, 04/02/09 (a)(c)	13,335	13,335
GO Bonds
Series 2006A
1.94%, 11/05/09	12,000	12,071
M/F Housing RB (Sycamore Green Apts)
Series 2001
0.80%, 04/02/09 (a)(b)	6,040	6,040
North Carolina
Limited Obligation Bonds
Series 2008A
0.44%, 04/02/09 (a)(c)(d)	3,630	3,630
North Carolina Capital Facilities Finance Agency
RB (Duke Univ)
Series 2005A
1.10%, 04/02/09 (a)(c)(d)	8,600	8,600
RB (Duke Univ)
Series 2005A & 2006A
0.47%, 04/02/09 (a)(c)(d)	7,290	7,290
RB (Republic Services)
Series 2007
0.83%, 04/01/09 (a)(b)	10,000	10,000
Solid Waste Disposal RB (Duke Energy Carolinas)
Series 2006A
0.80%, 04/02/09 (a)(b)	16,000	16,000
Student Housing RB (UNCP Univ Foundation)
Series 2001A
0.50%, 04/02/09 (a)(b)	9,500	9,500
North Carolina Medical Care Commission
First Mortgage RB (Deerfield Episcopal Retirement Community)
Series 2008B
0.55%, 04/02/09 (a)(b)	5,000	5,000
First Mortgage Refunding RB (Well Spring Retirement Community)
Series 2003C
1.20%, 04/02/09 (a)(b)	7,600	7,600
Health Care Facilities RB (Duke Univ Health System)
Series 2006AB
0.79%, 04/02/09 (a)(c)(d)	23,205	23,205
Health Care Facilities RB (Novant Health)
Series 2006
0.84%, 04/02/09 (a)(b)(c)(d)	17,235	17,235
0.84%, 04/02/09 (a)(b)(c)(d)	11,420	11,420
Health Care Facilities Refunding RB (FirstHealth of the Carolinas)
Series 2008A
0.52%, 04/02/09 (a)(c)	16,590	16,590
Health Care Facilities Refunding RB (FirstHealth of the Carolinas)
Series 2008B
0.48%, 04/01/09 (a)(c)	37,515	37,515
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)
Series 2008A2
0.55%, 04/01/09 (a)(b)	11,270	11,270
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)
Series 2008B1
0.43%, 04/01/09 (a)(b)	4,900	4,900
North Carolina State Education Assistance Auth
Student Loan Refunding RB
Series 2008-2A1
0.57%, 04/02/09 (a)(b)	25,000	25,000
Student Loan Refunding RB
Series 2008-2A2
0.57%, 04/02/09 (a)(b)	10,000	10,000
Student Loan Refunding RB
Series 2008-3A1
0.75%, 04/02/09 (a)(b)	30,000	30,000
Student Loan Refunding RB
Series 2008-3A2
0.75%, 04/02/09 (a)(b)	22,945	22,945
Student Loan Refunding RB
Series 2008-5
0.70%, 04/02/09 (a)(b)	17,430	17,430
Piedmont Triad Airport Auth
Airport RB
Series 2008A
0.55%, 04/02/09 (a)(b)	4,340	4,340
Airport RB
Series 2008B
0.80%, 04/02/09 (a)(b)	3,965	3,965
Raleigh
Downtown Improvement COP
Series 2005B1
0.47%, 04/01/09 (a)(c)	47,000	47,000
Downtown Improvement COP
Series 2005B2
0.42%, 04/01/09 (a)(c)	19,000	19,000
Raleigh Utilities
Combined Enterprise System RB
Series 2008A
0.47%, 04/01/09 (a)(c)	5,000	5,000
Raleigh-Durham Airport Auth
Refunding RB
Series 2008C
0.83%, 04/02/09 (a)(b)	14,735	14,735

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Sampson Cnty
COP
Series 2006
0.46%, 04/02/09 (a)(b)(c)(d)	2,490	2,490
Sampson Cnty Industrial Facilities & Pollution Control Finance Auth
IDRB (Crumpler Plastic Pipe)
Series 1999
0.67%, 04/02/09 (a)(b)	1,000	1,000
Surry Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Ottenweller Co)
Series 2007A
0.64%, 04/02/09 (a)(b)	5,400	5,400
Union Cnty
COP
Series 2006
0.44%, 04/02/09 (a)(b)(c)(d)	2,475	2,475
Wake Cnty
GO BAN
Series 2008
1.70%, 10/15/09	17,500	17,667
Wake Cnty Housing Auth
M/F Housing RB (Walnut Ridge Apts)
Series 2000
0.83%, 04/01/09 (a)(b)	9,475	9,475
Wilmington Housing Auth
M/F Housing RB (Garden Lakes Estates)
Series 1999
0.83%, 04/01/09 (a)(b)	6,415	6,415

		511,073

North Dakota 0.3%
North Dakota HFA
Home Mortgage Finance Program
Series 2004B
0.64%, 04/01/09 (a)(c)	5,760	5,760
0.64%, 04/01/09 (a)(c)	12,990	12,990
Home Mortgage Finance Program
Series 2005A
0.64%, 04/01/09 (a)(c)	22,100	22,100
Home Mortgage Finance Program
Series 2005C
0.64%, 04/01/09 (a)(c)	12,000	12,000
Richland Cnty
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
Series 1996A
0.98%, 04/02/09 (a)(b)	2,355	2,355
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
Series 1996B
0.98%, 04/02/09 (a)(b)	215	215

		55,420

Ohio 2.4%
Akron
Limited Tax BAN
Series 2008B
1.45%, 12/10/09	10,000	10,072
Akron, Bath & Copley Joint Township Hospital District
RB (Summa Health System)
Series 2004B
0.51%, 04/02/09 (a)(b)	7,270	7,270
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Asset-Backed Bonds
Series 2007A2
0.49%, 04/02/09 (a)(b)(c)(d)	60,625	60,625
Bulter Cnty
Hospital Facilities RB (Fort Hamilton Hospital)
Series 2001D
1.35%, 04/02/09 (a)(b)(c)(d)	8,330	8,330
Cincinnati SD
Classroom Facilities Construction & Improvement Refunding Bonds
Series 2006
3.28%, 04/02/09 (a)(c)(d)	26,520	26,520
Cleveland
Airport System RB
Series 2000C
0.44%, 04/02/09 (a)(b)(c)(d)	31,670	31,670
Airport System RB
Series 2008C
0.57%, 04/02/09 (a)(b)	5,710	5,710
Water RB
Series 2007O
0.72%, 04/02/09 (a)(c)(d)	14,850	14,850
Cleveland-Cuyahoga Cnty Port Auth
Development Refunding RB Converted
Series 2005B
0.64%, 04/02/09 (a)(b)	8,080	8,080
Refunding RB (Judson)
Series 2005A
0.64%, 04/02/09 (a)(b)	21,845	21,845
Clinton Cnty
Hospital Refunding RB (McCullough-Hyde Memorial Hospital)
Series 2003B1
3.25%, 04/01/09 (a)(b)(f)	7,345	7,345
Columbus
Sewerage System RB
Series 2008A
0.47%, 04/02/09 (a)(c)(d)	1,400	1,400
Columbus Regional Airport Auth
Airport Refunding RB
Series 2007
0.49%, 04/02/09 (a)(b)(c)(d)	5,000	5,000
Columbus SD
School Facilities Construction & Improvement BAN
Series 2009B
0.70%, 12/16/09	10,000	10,056
School Facilities Construction & Improvement Refunding Bonds
Series 2006
0.84%, 04/02/09 (a)(b)(c)(d)	4,865	4,865

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Cuyahoga Cnty
Economic Development RB (Hathaway Brown School)
Series 1999
0.65%, 04/02/09 (a)(b)	4,845	4,845
Cuyahoga Falls
Various Purpose GO (Limited Tax) Notes
Series 2008
1.45%, 12/09/09	4,250	4,287
Franklin Cnty
Hospital Facillities Refunding RB (OhioHealth)
Series 2009B
0.50%, 04/01/09 (a)(c)	32,200	32,200
Hospital RB (Holy Cross Health System)
Series 1995
0.40%, 04/02/09 (a)	5,500	5,500
Refunding RB (Wesley Glen)
Series 2005A
3.54%, 04/02/09 (a)(b)	3,750	3,750
Refunding RB (Wesley Glen)
Series 2005B
3.54%, 04/02/09 (a)(b)	2,120	2,120
Refunding RB (Wesley Ridge Residence Corp)
Series 2005C
3.54%, 04/02/09 (a)(b)	10,200	10,200
Lancaster Port Auth
Gas Supply RB
Series 2008
0.46%, 04/02/09 (a)(c)	47,615	47,615
Logan Cnty
Health Care Facilities RB (Green Hills Care Center)
Series 2002
1.00%, 04/02/09 (a)(b)	9,465	9,465
Lucas Cnty
Hospital RB (ProMedica Healthcare Obligated Group)
Series 2008A
0.59%, 04/01/09 (a)(b)	7,800	7,800
Hospital RB (ProMedica Healthcare Obligated Group)
Series 2008B
0.59%, 04/01/09 (a)(b)	5,500	5,500
Maple Heights City SD
GO Unlimited Tax School Facilities Improvement Notes
Series 2008
2.60%, 11/05/09	16,500	16,586
Montgomery Cnty
Health Care & M/F Housing Facilities RB (Franciscan at St Leonard)
Series 2001
3.54%, 04/02/09 (a)(b)	13,575	13,575
Ohio
Air Quality Development Refunding RB (Dayton Power & Light)
Series 2008A
0.48%, 04/01/09 (a)(b)	21,000	21,000
Air Quality Development Refunding RB (Dayton Power & Light)
Series 2008B
0.55%, 04/01/09 (a)(b)	8,350	8,350
Higher Education GO Bonds
Series 2006B
0.44%, 04/02/09 (a)(c)(d)	5,750	5,750
Ohio HFA
M/F Refunding RB (10 Wilmington Place)
Series 1991B
2.54%, 04/03/09 (a)(b)	8,945	8,945
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (Lake Erie College)
Series 2003
3.00%, 04/02/09 (a)(b)	11,315	11,315
Higher Educational Facility RB (Pooled Financing)
Series 2002A
3.25%, 04/02/09 (a)(b)	17,745	17,745
Hospital RB (Univ Hospital Health Systems)
Series 2008A
1.05%, 04/01/09 (a)(b)	1,700	1,700
Ohio Hospital RB (Cleveland Clinic Health System Obligated Group)
Series 2008A
0.47%, 04/02/09 (a)(c)(d)	5,175	5,175
Sandusky Cnty
Hospital Facilities RB (Memorial Hospital)
Series 2006
3.54%, 04/02/09 (a)(b)	16,560	16,560
South-Western City SD
School Building Construction GO Bonds
Series 1999
4.34%, 12/01/09 (b)	10,000	10,230
Vandalia-Butler City SD
School Construction BAN
Series 2008
1.40%, 06/04/09	15,000	15,029

		508,880

Oklahoma 0.2%
Oklahoma Development Finance Auth
RB (Shawnee Funding)
Series 1996
0.83%, 04/01/09 (a)(b)	3,100	3,100
Oklahoma State Student Loan Auth
Student Loan Bonds & Notes Sr Obligations
Series 2008IIA1
0.80%, 04/01/09 (a)(b)	20,000	20,000
Oklahoma State Turnpike Auth
Turnpike System Refunding RB Second Sr
Series 2006D
0.43%, 04/02/09 (a)(c)(d)	12,650	12,650

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Tulsa Cnty Industrial Auth
Health Care RB (Saint Francis Health System)
Series 2006
0.49%, 04/02/09 (a)(c)(d)	2,010	2,010

		37,760

Oregon 0.8%
Oregon
TAN
Series 2008A
1.70%, 06/30/09	59,000	59,186
Oregon Department of Administrative Services
COP
Series 2006A
0.47%, 04/02/09 (a)(b)(c)(d)	15,555	15,555
Oregon Economic Development Commission
RB (Pendleton Flour Mills)
Series 1997-182
0.80%, 04/01/09 (a)(b)	1,935	1,935
Oregon Housing & Community Services Department
S/F Mortgage RB
Series 2004L
0.67%, 04/01/09 (a)(c)	5,000	5,000
S/F Mortgage RB
Series 2005F
0.67%, 04/01/09 (a)(c)	13,685	13,685
Oregon State Facilities Auth
RB (Lewis & Clark College)
Series 2008A
0.57%, 04/02/09 (a)(b)	20,980	20,980
Port of Portland
Portland International Airport Refunding RB
Series 18A
0.65%, 04/01/09 (a)(b)	9,900	9,900
Portland International Airport Refunding RB
Series 18B
0.55%, 04/01/09 (a)(b)	23,000	23,000
Portland
M/F Housing RB (Village of Lovejoy Fountain)
Series 1997
0.85%, 04/01/09 (a)(b)	11,560	11,560
Salem Hospital Facility Auth
RB (Salem Hospital)
Series 2008B
0.30%, 04/02/09 (a)(b)	10,000	10,000
RB (Salem Hospital)
Series 2008C
1.05%, 04/01/09 (a)(b)	5,800	5,800

		176,601

Pennsylvania 3.9%
Adams Cnty IDA
RB (Gettysburg College)
Series 2008B
0.30%, 04/01/09 (a)(b)	3,000	3,000
Allegheny Cnty Airport Auth
Refunding RB
Series 2007A
0.75%, 04/02/09 (a)(b)(c)(d)	5,555	5,555
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2005B
0.69%, 04/15/10 (e)	12,294	12,294
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
0.54%, 04/02/09 (a)(b)(c)(d)	30,000	30,000
RB (Univ of Pittsburgh Medical Center)
Series 2007C
0.54%, 04/02/09 (a)(b)(c)(d)	30,410	30,410
RB (Univ of Pittsburgh Medical Center)
Series 2007D
0.50%, 04/02/09 (a)(b)(c)(d)	52,965	52,965
Berks Cnty Municipal Auth
RB (Reading Hospital & Medical Center)
Series 2009A1
0.44%, 04/02/09 (a)(c)	2,250	2,250
Bermudian Springs SD
GO Bonds
Series 2005
1.20%, 04/02/09 (a)(b)(c)	1,710	1,710
Butler Cnty IDA
Refunding RB (Concordia Lutheran Health & Human Care)
Series 2008A
0.48%, 04/02/09 (a)(b)	4,000	4,000
Cambria Cnty IDA
Refunding RB (American National Red Cross)
Series 2008
0.30%, 04/01/09 (a)(b)	500	500
Crawford Cnty IDA
RB (Greenleaf Corp)
Series 2007
0.84%, 04/02/09 (a)(b)	8,780	8,780
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries)
Series 2007B
0.47%, 04/02/09 (a)(b)	1,775	1,775
Dallastown Area School District
GO Bond
Series 2008
3.50%, 04/02/09 (a)(b)(c)	51,800	51,800
Delaware River Port Auth
Refunding RB
Series 2008B
0.35%, 04/02/09 (a)(b)	100	100
Emmaus General Auth
Bonds (Pennsylvania Loan Program)
Series 1996
1.72%, 04/01/09 (a)(b)(c)	31,485	31,485

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Local Government RB (Bond Pool Program Lower Merion SD)
Series 1989B27
0.42%, 04/01/09 (a)(b)	12,500	12,500
Local Government RB (Bond Pool Program Pennridge SD)
Series 1989F22
0.42%, 04/01/09 (a)(b)	16,500	16,500
Franklin Cnty IDA
Bonds (Menno Haven)
Series 2008
0.54%, 04/02/09 (a)(b)	10,705	10,705
Governor Mifflin SD
GO Bonds
Series 2007
0.50%, 04/02/09 (a)(b)(c)	7,385	7,385
Indiana Cnty IDA
Pollution Control RB (Conemaugh Project)
Series 1997A
0.55%, 04/01/09 (a)(b)	1,300	1,300
Lackawanna Cnty
GO Notes
Series 2008A
4.50%, 04/02/09 (a)(b)(c)	14,190	14,190
Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community)
Series 2002
0.59%, 04/03/09 (a)(b)	2,965	2,965
Lehigh Cnty General Purpose Auth
College RB (Muhlenberg College)
Series 2008
0.35%, 04/02/09 (a)(b)	2,415	2,415
Manheim Township SD
GO Bonds
Series 2004
1.30%, 04/02/09 (a)(b)(c)	8,625	8,625
Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy)
Series 1996A
0.67%, 08/05/09 (b)	14,000	14,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts)
Series 2001A
0.49%, 04/02/09 (a)(b)	6,400	6,400
Northeastern Pennsylvania Hopsital & Education Auth
RB (Commonwealth Medical College)
Series 2009
0.45%, 04/02/09 (a)(b)	5,725	5,725
Northhampton Cnty
RB (Binney & Smith)
Series 1997B
0.62%, 04/01/09 (a)(b)	675	675
Pennsylvania
GO Bonds First
Series 2009
0.45%, 04/02/09 (a)(c)(d)	4,000	4,000
Pennsylvania Economic Development Financing Auth
Exempt Facilities RB (Amtrak)
Series 2001B
0.55%, 04/02/09 (a)(b)	14,000	14,000
Exempt Facilities RB (PSEG Power)
Series 2007
0.51%, 04/01/09 (a)(b)	5,500	5,500
Pennsylvania HFA
Rental Housing Refunding Bonds
Series 2008C
0.55%, 04/01/09 (a)(c)	9,535	9,535
S/F Mortgage RB
Series 2001-72A
0.74%, 04/02/09 (a)(c)(d)	2,250	2,250
S/F Mortgage RB
Series 2002-73A & 2002-74B
0.65%, 04/02/09 (a)(c)(d)	2,240	2,240
S/F Mortgage RB
Series 2004-77B
0.80%, 04/01/09 (a)(c)	5,975	5,975
S/F Mortgage RB
Series 2004-82B
0.45%, 04/01/09 (a)(c)	9,185	9,185
S/F Mortgage RB
Series 2004-83B
0.80%, 04/01/09 (a)(c)	1,780	1,780
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Independent Colleges & Universities)
Series 2004M3
0.66%, 04/02/09 (a)(b)	5,000	5,000
RB (Bloombsburg Student Housing Univ of Pennsylvania)
Series 2004A
1.04%, 04/02/09 (a)(b)	7,725	7,725
RB (Univ of Pennsylvania Health System)
Series 2008A
0.35%, 04/01/09 (a)(b)	35,780	35,780
RB (Univ of Pennsylvania)
Series 2005C
0.45%, 04/02/09 (a)(c)(d)	3,650	3,650
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia Funding Program)
Series 2008A
1.30%, 04/02/09 (a)(b)(c)	1,900	1,900
Pennsylvania State Public School Building Auth
Lease RB (Philadelphia SD)
Series 2006B
0.89%, 04/02/09 (a)(b)(c)(d)	28,265	28,265

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Pennsylvania State Turnpike Commission
Refunding RB (Registration Fee)
Series 2005B
1.20%, 04/02/09 (a)(b)(c)	15,650	15,650
Turnpike RB
Series 2004A
1.24%, 04/02/09 (a)(b)(c)(d)	35,765	35,765
Turnpike RB
Series 2008B2
0.55%, 04/02/09 (a)(b)	5,000	5,000
Turnpike RB
Series 2008B4
0.55%, 04/02/09 (a)(b)	4,000	4,000
Turnpike RB
Series 2008B6
0.54%, 04/02/09 (a)(b)	4,000	4,000
Pennsylvania State Univ
Bonds
Series 2007A
0.44%, 04/02/09 (a)(b)(c)(d)	26,690	26,690
Philadelphia
Airport RB
Series 2007A
0.51%, 04/02/09 (a)(b)(c)(d)	20,060	20,060
Airport Refunding RB
Series 2007B
0.52%, 04/02/09 (a)(b)(c)(d)	2,865	2,865
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center Obligated Group)
Series 2007B
0.54%, 04/02/09 (a)(b)(c)(d)	5,000	5,000
Philadelphia Gas Works
Revenue Notes CP
Series E
0.65%, 05/15/09 (b)	20,000	20,000
Philadelphia Redevelopment Auth
Qualified Redevelopment RB (Philadelphia Neighborhood Transformation
Initiative)
Series 2005B
0.52%, 04/02/09 (a)(b)(c)(d)	30,520	30,520
Philadelphia SD
GO Refunding Bonds
Series 2008A2
0.55%, 04/02/09 (a)(b)	20,000	20,000
GO Refunding Bonds
Series 2008C1
0.37%, 04/02/09 (a)(b)	9,000	9,000
Pittsburgh & Allegheny Cnty Sports & Exhibition Auth
Lease RB (Allegheny Cnty)
Series 2007A
1.19%, 04/02/09 (a)(b)(c)	75,210	75,210
Somerset Cnty
Bonds
Series 2007
1.29%, 04/02/09 (a)(b)(c)	6,435	6,435
Southcentral General Auth
RB (WellSpan Health Obligated Group)
Series 2008C
0.55%, 04/01/09 (a)(b)	14,200	14,200
RB (Wellspan Health Obligated Group)
Series 2008D
0.45%, 04/01/09 (a)(b)	4,300	4,300
Temple Univ
Univ Funding Obligations
Series 2008
1.55%, 04/21/09	30,000	30,015
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital)
Series 2008A
0.49%, 04/02/09 (a)(b)	4,500	4,500

		810,004

Rhode Island 0.1%
Rhode Island Student Loan Auth
Student Loan Program RB
Series 2008B3
0.65%, 04/01/09 (a)(b)	4,000	4,000
Student Loan Program RB
Series 2008B4
0.65%, 04/01/09 (a)(b)	13,000	13,000

		17,000

South Carolina 2.0%
Beaufort-Jasper Higher Education Commission
Student Housing RB (Univ of South Carolina-Beaufort Student Housing)
Series 2005
1.04%, 04/02/09 (a)(b)	16,340	16,340
Charleston
Waterworks & Sewer System Capital Improvement RB
Series 2006B
0.55%, 04/02/09 (a)(c)	21,150	21,150
Greenville
Parking Facilities Refunding RB
Series 2005A
4.55%, 04/01/09 (a)(b)(c)	14,570	14,570
Greenville Hospital System
Hospital Refunding RB
Series 2008B
0.53%, 04/02/09 (a)(b)	12,200	12,200
Hospital Refunding RB
Series 2008C
0.55%, 04/02/09 (a)(b)	18,000	18,000
Greenville IDA
IDRB (Stevens Aviation Technical Services)
Series 1997
0.72%, 04/02/09 (a)(b)	8,300	8,300

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
South Carolina Association of Governmental Organizations
Installment Purchase RB (Pickens Cnty SD)
Series 2006
0.47%, 04/02/09 (a)(b)(c)(d)	12,165	12,165
South Carolina Housing & Development Auth
M/F Rental Housing RB (Piedmont Manor Apts)
Series 2000B1
0.83%, 04/01/09 (a)(b)	5,515	5,515
M/F Rental Housing RB (Spartanburg Terrace Apts)
Series 2000C1
0.83%, 04/01/09 (a)(b)	3,920	3,920
M/F Rental Housing Refunding RB (Fairway Apts)
Series 2001A
0.50%, 04/01/09 (a)(b)	7,735	7,735
South Carolina Jobs Economic Development Auth
Economic Development RB (Ashley Hall)
Series 2007
0.55%, 04/02/09 (a)(b)	19,000	19,000
Economic Development RB (Bon Secours Health System)
Series 2008A
4.00%, 04/01/09 (a)(b)(c)	69,525	69,525
Economic Development RB (Holcim)
Series 2003
0.90%, 04/02/09 (a)(b)	25,000	25,000
Economic Development RB (Innovative Fibers)
Series 2007
0.57%, 04/02/09 (a)(b)	7,050	7,050
Economic Development RB (The Arts Partnership of Greater Spartanburg)
Series 2006
0.50%, 04/02/09 (a)(b)	7,745	7,745
Industrial RB (South Carolina Electric & Gas)
Series 2008
0.70%, 04/02/09 (a)(b)	7,000	7,000
South Carolina Public Service Auth
CP
0.70%, 06/09/09	11,200	11,200
CP
0.85%, 06/18/09	12,090	12,090
Revenue Obligations
Series 2004A
1.31%, 04/02/09 (a)(c)(d)	33,660	33,660
Revenue Obligations
Series 2006A
0.47%, 04/02/09 (a)(b)(c)(d)	5,950	5,950
Revenue Obligations
Series 2007A
0.46%, 04/02/09 (a)(b)(c)(d)	20,565	20,565
South Carolina Transportation Infrastructure Bank
RB
Series 1999A
4.86%, 10/01/09 (b)	1,500	1,549
5.02%, 10/01/09 (b)	5,000	5,167
RB
Series 2000A
5.18%, 10/01/09 (b)	5,000	5,170
Refunding RB
Series 2003B1
0.55%, 04/01/09 (a)(b)	9,975	9,975
Spartanburg Cnty IDA
Refunding IDRB (Bemis Co)
Series 1991
0.57%, 04/02/09 (a)(b)	4,750	4,750
Spartanburg Regional Health Services District
Hospital Refunding RB
Series 2008B
0.50%, 04/01/09 (a)(b)(c)	15,125	15,125
Hospital Refunding RB
Series 2008C
0.50%, 04/01/09 (a)(b)(c)	19,415	19,415
Three Rivers Solid Waste Auth
Solid Waste Disposal Facilities COP (TRA)
Series 2007A
1.60%, 10/01/09 (b)(f)	5,685	5,685

		405,516

South Dakota 0.9%
South Dakota Health & Educational Facilities Auth
RB (Avera Health)
Series 2008A1
0.57%, 04/03/09 (a)(b)	36,305	36,305
RB (Avera Health)
Series 2008C
1.32%, 04/03/09 (a)(b)	25,000	25,000
South Dakota Housing Development Auth
Homeownership Mortgage Bonds
Series 1997J, 2006E & 2008B
1.09%, 04/02/09 (a)(c)(d)	26,545	26,545
Homeownership Mortgage Bonds
Series 2003B
1.04%, 04/02/09 (a)(c)(d)	10,380	10,380
Homeownership Mortgage Bonds
Series 2003E, 2005B, 2007B & 2007E
1.09%, 04/02/09 (a)(c)(d)	58,370	58,370
Homeownership Mortgage Bonds
Series 2004G
0.65%, 04/01/09 (a)(c)	11,000	11,000
Homeownership Mortgage Bonds
Series 2008C
0.55%, 04/01/09 (a)(c)	5,000	5,000
Homeownership Mortgage Bonds
Series 2008H
1.15%, 01/04/10	10,000	10,102
M/F Housing RB (Harmony Heights)
Series 2001
0.66%, 04/02/09 (a)(b)	6,500	6,500

		189,202

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Tennessee 3.1%
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds
Series E5A
0.47%, 04/01/09 (a)(b)	8,000	8,000
Local Government Public Improvement Bonds
Series E5B
0.47%, 04/01/09 (a)(b)	15,000	15,000
Chattanooga
Electric System RB
Series 2008A
0.44%, 04/02/09 (a)(c)(d)	18,305	18,305
Chattanooga Health, Education & Housing Facility Board
RB (Baylor School)
Series 1996
0.58%, 04/01/09 (a)(b)	1,215	1,215
Cookeville Regional Medical Center Auth
RB
Series 2006
1.04%, 04/02/09 (a)(b)	43,550	43,550
Franklin Cnty IDB
IDRB (Hi-Tech)
Series 1997
1.19%, 04/01/09 (a)(b)	1,900	1,900
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA)
Series 2001
0.90%, 04/02/09 (a)(b)	1,910	1,910
Hamilton Cnty
GO CP BAN
Series 2006
0.58%, 04/09/09 (c)	28,000	28,000
Hendersonville IDB
Refunding IDRB (Betty Machine Co)
Series 2001
0.83%, 04/01/09 (a)(b)	2,645	2,645
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts)
Series 2005
0.55%, 04/02/09 (a)(b)	2,300	2,300
Jackson IDB
Solid Waste Facility Bonds (Ameristeel)
Series 1997
0.80%, 04/02/09 (a)(b)	3,800	3,800
Metropolitan Government of Nashville & Davidson Cnty Health & Educational Facilities Board
CP (Vanderbilt Univ)
Series A
0.55%, 04/13/09	15,000	15,000
M/F Housing RB (Burning Tree Apts)
Series 2005
0.55%, 04/02/09 (a)(b)	8,360	8,360
M/F Housing RB (Chippington Tower Apts I & II)
Series 2005
0.73%, 04/02/09 (a)(b)	13,500	13,500
M/F Housing Refunding RB (Brentwood Oaks Apts)
Series 1991
0.49%, 04/02/09 (a)(b)	11,320	11,320
Metropolitan Government of Nashville & Davidson Cnty IDB
M/F Housing RB (Arbor Crest)
Series 1985B
0.49%, 04/02/09 (a)(b)	12,750	12,750
M/F Housing RB (Arbor Knoll)
Series 1985A
0.49%, 04/02/09 (a)(b)	13,400	13,400
RB (Nashville Symphony Hall)
Series 2004
0.55%, 04/02/09 (a)(b)	16,355	16,355
RB (YMCA)
Series 2007
0.55%, 04/02/09 (a)(b)	16,100	16,100
Metropolitan Nashville Airport Auth
Passenger Facility Charge Refunding Bonds
Series 2003
0.83%, 04/01/09 (a)(b)	9,310	9,310
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool)
Series 1997
0.55%, 04/02/09 (a)(b)	16,255	16,255
Municipal Energy Acquisition Corp
Gas RB
Series 2006B
0.54%, 04/02/09 (a)(b)(c)(d)	66,395	66,395
Sevier Cnty Public Building Auth
Public Improvement Bonds
Series VA1
0.55%, 04/01/09 (a)(b)	14,000	14,000
Public Improvement Bonds
Series VIIB1
1.10%, 04/01/09 (a)(b)	15,970	15,970
Public Improvement Bonds
Series VIIC1
1.10%, 04/01/09 (a)(b)	9,470	9,470
Public Improvement Bonds
Series VIIC2
1.10%, 04/01/09 (a)(b)	10,100	10,100
Shelby Cnty Health, Educational & Housing Facility Board
RB (Methodist Healthcare)
Series 2004B
0.62%, 04/02/09 (a)(b)(c)(d)	9,995	9,995
RB (Methodist Le Bonheur Healthcare)
Series 2008A
0.40%, 04/02/09 (a)(b)(c)	20,000	20,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Rhodes College)
Series 2000
0.54%, 04/02/09 (a)(b)	9,210	9,210
RB (St. Benedict at Auburndale High School)
Series 2003
1.04%, 04/02/09 (a)(b)	4,665	4,665
RB (The Hutchison School)
Series 2005
0.54%, 04/02/09 (a)(b)	9,720	9,720
RB (Trezevant Manor)
Series 2007A
0.54%, 04/02/09 (a)(b)	7,225	7,225
Tennergy Corp
Gas RB
Series 2006A
0.54%, 04/02/09 (a)(b)(c)(d)	209,840	209,840

		645,565

Texas 10.0%
Aledo Independent SD, TX
Unlimited Tax School Building Bonds
Series 2006A
1.75%, 08/01/09 (b)(c)	7,795	7,801
Amarillo Health Facility Corp
Refunding RB (Evangelical Lutheran Good Samaritan Society)
Series 1997
1.50%, 04/02/09 (a)(b)	3,155	3,155
Austin
Airport System Refunding RB
Series 2005-1
4.20%, 04/02/09 (a)(b)(c)	44,850	44,850
Airport System Refunding RB
Series 2005-2
4.20%, 04/02/09 (a)(b)(c)	67,700	67,700
Airport System Refunding RB
Series 2005-4
2.75%, 04/02/09 (a)(b)(c)	12,500	12,500
Electric Utility System Refunding RB
Series 2006A
0.75%, 04/02/09 (a)(b)(c)(d)	8,685	8,685
Water & Wastewater System Refunding RB
Series 2001A&B
0.88%, 04/02/09 (a)(b)(c)(d)	4,050	4,050
Water & Wastewater System Refunding RB
Series 2006A
0.54%, 04/02/09 (a)(b)(c)(d)	16,875	16,875
Brownsville
Revenue Improvement & Refunding Bonds
Series 2005A
0.49%, 04/02/09 (a)(b)(c)(d)	1,780	1,780
Caddo Mills ISD
Unlimited Tax School Building Bonds
Series 2007
0.49%, 04/02/09 (a)(b)(c)(d)	5,258	5,258
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics)
Series 2008
0.80%, 04/02/09 (a)(b)	10,000	10,000
Clear Creek ISD
Unlimited Tax School Building & Refunding Bonds
Series 2008A
0.49%, 04/02/09 (a)(b)(c)(d)	5,000	5,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts)
Series 1996
0.56%, 04/02/09 (a)(b)	6,150	6,150
Conroe ISD
Unlimited Tax Refunding Bonds
Series 2004B
1.80%, 08/15/09 (b)(c)	18,855	18,855
Cypress-Fairbanks ISD
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2007
0.49%, 04/02/09 (a)(b)(c)(d)	3,830	3,830
Dallas
Waterworks & Sewer System CP
Series B
0.75%, 09/03/09 (c)	10,000	10,000
Dallas & Fort Worth
Joint RB (Dallas/Fort Worth International Airport)
Series 2003A
0.99%, 04/02/09 (a)(b)(c)(d)	9,275	9,275
Dallas Area Rapid Transit
Sr Lien Sales Tax RB
Series 2008
1.01%, 04/02/09 (a)(c)(d)	1,000	1,000
Sr Lien Sales Tax Refunding RB
Series 2007
0.44%, 04/02/09 (a)(b)(c)(d)	9,850	9,850
0.84%, 04/02/09 (a)(c)(d)	13,995	13,995
3.29%, 04/02/09 (a)(c)(d)	18,570	18,570
Dallas Water & Sewer Utilities
Waterworks & Sewer System CP
Series B
1.65%, 04/06/09 (c)	30,000	30,000
Waterworks & Sewer System Refunding & Improvement RB
Series 2006
0.47%, 04/02/09 (a)(b)(c)(d)	6,485	6,485
1.30%, 04/02/09 (a)(c)(d)	22,295	22,295
Denton ISD
Unlimited Tax Refunding Bonds
Series 2006
3.42%, 04/02/09 (a)(b)(c)(d)	6,005	6,005
El Paso
GO Bonds
Series 2006
0.47%, 04/02/09 (a)(b)(c)(d)	10,800	10,800

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
El Paso Cnty Hospital District
Combination Tax & Revenue Certificates of Obligation
Series 2005
0.44%, 04/02/09 (a)(b)(c)(d)	20,005	20,005
GO Bonds
Series 2008A
0.69%, 04/02/09 (a)(b)(c)(d)	8,930	8,930
Galveston Cnty
GO Refunding Bonds
Series 2007
1.00%, 07/30/09 (b)(c)(d)	3,090	3,090
2.30%, 07/30/09 (b)(c)(d)	6,240	6,240
Garland ISD
Unlimited Tax School Building Bonds
Series 2004B
2.15%, 06/18/09 (b)(c)(e)	13,890	13,881
3.90%, 06/18/09 (b)(c)(e)	4,805	4,802
Georgetown Health Facilities Development Corp
Hospital RB (Georgetown Healthcare System Obligated Group)
Series 1999
5.81%, 08/15/09 (b)	10,975	11,400
Grand Prairie IDA
IDRB (NTA Leasing)
Series 1994
3.25%, 04/01/09 (a)(b)	890	890
Grapevine IDA
Airport Improvement RB (Simuflite Training International)
Series 1983A
2.45%, 04/01/09 (b)	19,000	19,000
Greater East Texas Student Loan Corp
RB
Series 1992B
3.85%, 07/01/09 (b)	14,000	14,000
RB
Series 1995B
2.20%, 07/01/09 (b)	10,000	10,000
Greater Texas Student Loan Corp
RB
Series 1998A
0.92%, 04/02/09 (a)(b)	10,250	10,250
Gulf Coast IDA
IDRB (Gruma Corp)
Series 1994
3.25%, 04/01/09 (a)(b)	6,440	6,440
Hale Cnty Industrial Development Corp
Economic Development RB (Silverado Developments)
Series 2008
0.93%, 04/02/09 (a)(b)	5,400	5,400
Harris Cnty
Toll Road Sr Lien Refunding RB
Series 2004A
1.31%, 04/02/09 (a)(c)(d)	5,575	5,575
0.95%, 08/20/09 (b)(c)(d)	23,705	23,705
Toll Road Sr Lien Refunding RB
Series 2005A
0.59%, 04/02/09 (a)(b)(c)(d)	3,845	3,845
Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare System)
Series 2008D1
0.43%, 04/02/09 (a)(b)	7,500	7,500
Hospital Refunding RB (Memorial Hermann Healthcare System)
Series 2008D2
1.50%, 04/02/09 (a)(b)	6,000	6,000
Hospital Refunding RB (Memorial Hermann Healthcare System)
Series 2008D3
0.35%, 04/02/09 (a)(b)	3,625	3,625
Special Facilities Refunding RB (Texas Medical Center)
Series 2008B2
0.40%, 04/02/09 (a)(b)	4,125	4,125
Harris Cnty Flood Control District
Improvement Bonds
Series 2007
0.47%, 04/02/09 (a)(c)(d)	985	985
Harris Cnty Health Facilities Development Corp
Hospital RB (Baylor College of Medicine)
Series 2007B
0.40%, 04/01/09 (a)(b)	2,450	2,450
Hospital RB (Texas Children’s Hospital)
Series 1999B1
0.43%, 04/01/09 (a)(c)	21,165	21,165
Harris Cnty HFA
M/F Housing RB (Dominion Square Apts)
Series 2000
0.87%, 04/02/09 (a)(b)	2,825	2,825
M/F Housing RB (Lafayette Village Apts)
Series 2006
0.70%, 04/02/09 (a)(b)	7,100	7,100
M/F Housing RB (Village At Cornerstone Apts)
Series 2004
0.70%, 04/02/09 (a)(b)	8,260	8,260
Houston
Airport System Subordinate Lien Refunding RB
Series 2007B
0.49%, 04/02/09 (a)(b)(c)(d)	28,225	28,225
1.64%, 04/02/09 (a)(b)(c)(d)	23,000	23,000
Combined Utility System First Lien Refunding RB
Series 2004A
1.24%, 04/02/09 (a)(b)(c)(d)	13,895	13,895
Combined Utility System First Lien Refunding RB
Series 2007A
0.46%, 04/02/09 (a)(b)(c)(d)	5,150	5,150
Public Improvement Refunding Bonds
Series 1998A
1.02%, 04/02/09 (a)(c)(d)	21,655	21,655

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Public Improvement Refunding Bonds
Series 2002
0.72%, 03/01/10	5,000	5,196
Water & Sewer System Jr Lien Refunding RB
Series 2002A
0.89%, 04/02/09 (a)(b)(c)(d)	6,530	6,530
Houston ISD
Limited Tax School Building Bonds
Series 2005
0.47%, 04/02/09 (a)(b)(c)(d)	17,165	17,165
Limited Tax Schoolhouse Bonds
Series 2008
1.01%, 04/02/09 (a)(b)(c)(d)	9,900	9,900
Jewett Economic Development Corp
IDRB (Nucor Corp)
Series 2003
1.25%, 04/01/09 (a)	6,200	6,200
Keller ISD
Unlimited Tax School Building & Refunding Bonds
Series 2005
0.47%, 04/02/09 (a)(b)(c)(d)	4,765	4,765
Kendall Cnty Health Facilities Development Corp
Health Care RB (Morningside Ministries)
Series 2008
1.23%, 04/02/09 (a)(b)	35,160	35,160
Lamar Consolidated ISD
Unlimited Tax Schoolhouse Bonds
Series 2004
1.85%, 09/08/09 (b)(c)	8,000	8,000
Unlimited Tax Schoolhouse Bonds
Series 2007
0.60%, 04/02/09 (a)(b)(c)(d)	4,950	4,950
Laredo ISD
Unlimited Tax School Building Bonds
Series 1999
1.20%, 08/01/09 (b)	2,290	2,332
Lavaca-Navidad River Auth
Water Supply System Contract RB (Formosa Plastics)
Series 1990
0.65%, 04/01/09 (a)(b)	13,600	13,600
Lovejoy ISD
Unlimited Tax School Building Bonds
Series 2008
0.49%, 04/02/09 (a)(b)(c)(d)	3,270	3,270
Lower Colorado River Auth
CP Notes
Series A
0.65%, 05/18/09 (c)	19,700	19,700
0.70%, 05/18/09 (c)	6,500	6,500
Refunding RB
Series 1999A
1.24%, 04/02/09 (a)(b)(c)(d)	10,895	10,895
Transmission Contract Revenue CP Notes
0.90%, 04/03/09 (b)	70,000	70,000
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health System)
Series 2008A
0.42%, 04/02/09 (a)	6,845	6,845
Mansfield IDA
IDRB (Southern Champion Tray)
Series 1999
0.83%, 04/01/09 (a)(b)	400	400
Montgomery Cnty
Unlimited Tax Adjustable Rate Road Bonds
Series 2008B
1.81%, 09/01/09 (c)	10,000	10,049
New Caney ISD
Unlimited Tax School Building Bonds
Series 2006
0.59%, 04/02/09 (a)(b)(c)(d)	6,595	6,595
North East ISD
Unlimited Tax Refunding Bonds
Series 2007
0.54%, 04/02/09 (a)(b)(c)(d)	13,380	13,380
3.28%, 04/02/09 (a)(b)(c)(d)	4,155	4,155
Unlimited Tax School Building Bonds
Series 2004
0.47%, 04/02/09 (a)(b)(c)(d)	5,790	5,790
Unlimited Tax School Building Bonds
Series 2007A
0.39%, 04/02/09 (a)(b)(c)(d)	5,515	5,515
0.52%, 04/02/09 (a)(b)(c)(d)	9,060	9,060
North Texas Higher Education Auth
Student Loan RB
Series 1998
0.80%, 04/01/09 (a)(b)	9,000	9,000
Student Loan RB
Series 2007A
0.80%, 04/01/09 (a)(b)	25,650	25,650
North Texas Tollway Auth
System Refunding RB
Series 2008D
0.49%, 04/02/09 (a)(b)(c)(d)	37,830	37,830
0.49%, 04/02/09 (a)(b)(c)(d)	12,099	12,099
Northside ISD
Unlimited Tax School Building & Refunding Bonds
Series 2004
0.59%, 04/02/09 (a)(b)(c)(d)	4,022	4,023
Unlimited Tax School Building Bonds
Series 2007A
3.74%, 06/01/09 (b)(c)	5,000	5,010
Northwest ISD
Unlimited Tax Refunding Bonds
Series 2005
0.39%, 04/02/09 (a)(b)(c)(d)	28,880	28,880

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Parmer Cnty Industrial Development Corp
Economic Development RB (Visser Family Trust)
Series 2008
0.88%, 04/02/09 (a)(b)	3,000	3,000
Port of Corpus Christi Industrial Development Corp
Environmental Facilities RB (CITGO Petroleum Corp)
Series 2003
0.53%, 04/01/09 (a)(b)	39,200	39,200
San Antonio
Electric & Gas Systems Refunding RB New
Series 2007
0.67%, 04/02/09 (a)(c)(d)	27,560	27,560
Hotel Tax Subordinate Lien Refunding RB
Series 2008
0.47%, 04/01/09 (a)(b)	15,000	15,000
Water System CP Notes
Series A
0.75%, 05/04/09 (c)	5,000	5,000
Water System Refunding RB
Series 2005
0.74%, 04/02/09 (a)(c)(d)	3,000	3,000
0.89%, 04/02/09 (a)(c)(d)	46,055	46,055
San Antonio Empowerment Zone Development Corp
Contract RB (Drury Southwest Hotel)
Series 2005
0.70%, 04/02/09 (a)(b)	10,450	10,450
San Antonio Housing Finance Corp
M/F Housing RB (Artisan At San Pedro Creek Apts)
Series 2008
0.56%, 04/02/09 (a)(b)	15,000	15,000
San Antonio IDA
IDRB (Gruma Corp)
Series 1994
3.25%, 04/01/09 (a)(b)	4,095	4,095
San Antonio ISD
Unlimited Tax Refunding Bonds
Series 2001B
1.12%, 04/02/09 (a)(b)(c)(d)	4,900	4,900
San Jacinto Community College District
Limited Tax GO Bonds
Series 2008
0.54%, 04/02/09 (a)(c)(d)	5,600	5,600
Southeast Texas Housing Finance Corp
M/F Housing RB (Piedmont Apts)
Series 2006
0.70%, 04/02/09 (a)(b)	14,000	14,000
Spring ISD
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2008A
0.49%, 04/02/09 (a)(b)(c)(d)	3,830	3,830
Unlimited Tax Schoolhouse Bonds
Series 2005
0.47%, 04/02/09 (a)(b)(c)(d)	26,550	26,550
Tarrant Cnty Cultural Education Facilities Finance Corp
Refunding RB (CHRISTUS Health)
Series 2008 C1
0.50%, 04/01/09 (a)(b)	25,000	25,000
Refunding RB (CHRISTUS Health)
Series 2008 C2
0.50%, 04/01/09 (a)(b)	23,675	23,675
Refunding RB (CHRISTUS Health)
Series 2008 C5
0.35%, 04/01/09 (a)(b)	13,450	13,450
Refunding RB (Texas Health Resources System)
Series 2007A
0.49%, 04/02/09 (a)(c)(d)	8,625	8,625
Tarrant Cnty Housing Finance Corp
M/F Housing Refunding RB (SF Apts LP)
Series 1993
0.62%, 04/01/09 (a)(b)	7,050	7,050
Texas
GO Bonds (Veterans Housing Assistance Fund II)
Series 2002A2
0.70%, 04/01/09 (a)	6,000	6,000
GO Bonds (Veterans Housing Assistance Fund II)
Series 2007A
0.55%, 04/01/09 (a)(c)	15,900	15,900
TRAN
Series 2008
0.91%, 08/28/09	250	251
1.24%, 08/28/09	14,600	14,687
1.61%, 08/28/09	47,000	47,278
Texas A&M Univ
Permanent Univ Fund Bonds
Series 1998
3.29%, 04/02/09 (a)(c)(d)	31,575	31,575
Texas Department of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts)
Series 2005
0.70%, 04/02/09 (a)(b)	11,800	11,800
M/F Housing RB (Bristol Apts)
Series 2004
0.70%, 04/02/09 (a)(b)	8,400	8,400
M/F Housing RB (Creek Point Apts)
Series 2000
0.63%, 04/01/09 (a)(b)	6,365	6,365
M/F Housing RB (Montgomery Pines Apts)
Series 2004
0.70%, 04/02/09 (a)(b)	12,300	12,300
M/F Housing RB (Pinnacle Apts)
Series 2004
0.70%, 04/02/09 (a)(b)	6,900	6,900
M/F Housing RB (Tower Ridge Apts)
Series 2005
0.68%, 04/02/09 (a)(b)	15,000	15,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
M/F Housing Refunding RB (Alta Cullen Apts)
Series 2008
0.55%, 04/02/09 (a)(b)	14,000	14,000
RB (Addison Park Apts)
Series 2008
0.68%, 04/02/09 (a)(b)	14,000	14,000
S/F Mortgage RB
Series 2004D
3.50%, 04/02/09 (a)(b)(c)	22,000	22,000
S/F Mortgage RB
Series 2007A
0.75%, 04/02/09 (a)(c)	48,300	48,300
Texas Municipal Gas Acquisition & Supply Corp II
Gas Supply RB
Series 2007B
1.02%, 04/02/09 (a)(b)(c)(d)	111,525	111,525
Texas Public Finance Auth
Unemployment Compensation Obligation Assessment RB
Series 2003C4
0.55%, 06/10/09 (c)	12,600	12,600
Texas State Univ System
Revenue Financing System RB
Series 2006
0.40%, 04/02/09 (a)(b)(c)(d)	19,285	19,285
Texas Tech Univ
Refunding Revenue & Improvement Bonds 12th
Series 2009
0.68%, 02/15/10	5,985	6,157
Texas Transportation Commission
GO Mobility Fund Bonds
Series 2005A
0.49%, 04/02/09 (a)(c)(d)	4,700	4,700
GO Mobility Fund Bonds
Series 2006
0.49%, 04/02/09 (a)(c)(d)	8,750	8,750
GO Mobility Fund Bonds
Series 2007
0.47%, 04/02/09 (a)(c)(d)	6,340	6,340
0.49%, 04/02/09 (a)(c)(d)	30,500	30,500
State Highway Fund First Tier RB
Series 2006
1.01%, 04/02/09 (a)(c)(d)	5,085	5,085
State Highway Fund First Tier RB
Series 2007
1.01%, 04/02/09 (a)(c)(d)	12,550	12,550
State Highway Fund Revenue CP Notes
Series A
0.85%, 05/06/09 (b)	25,000	25,000
0.75%, 06/01/09 (b)	25,000	25,000
0.75%, 06/03/09 (b)	20,000	20,000
Texas Water Development Board
Water Financial Assistance GO Bonds
Series 2007D
0.52%, 04/02/09 (a)(c)(d)	5,800	5,800
Travis Cnty Health Facilities Development Corp
RB (Ascension Health Credit Group)
Series 1999A
5.36%, 11/15/09 (b)	6,420	6,665
5.40%, 11/15/09 (b)	250	260
5.55%, 11/15/09 (b)	1,050	1,092
Trinity River Auth
Solid Waste Disposal RB (Community Waste Disposal)
Series 1999
0.80%, 04/01/09 (a)(b)	1,860	1,860
Univ of North Texas
Revenue Financing System Bonds
Series 2007
0.51%, 04/02/09 (a)(b)(c)(d)	12,930	12,930
Univ of Texas
Permanent Univ Fund Notes
Series A
0.50%, 06/05/09	7,000	7,000
0.55%, 06/05/09	22,500	22,500
0.50%, 07/23/09	26,500	26,500
Permanent Univ Fund Refunding Bonds
Series 2006A
2.20%, 07/01/09	5,795	5,835
Permanent Univ Fund Refunding Bonds
Series 2006B
0.44%, 04/02/09 (a)(c)(d)	3,995	3,995
0.54%, 04/02/09 (a)(c)(d)	16,672	16,672
Revenue Financing System Bonds
Series 1999B
1.10%, 08/15/09	1,000	1,016
Waco Health Facilities Development Corp
Mortgage RB (Hillcrest Health System)
Series 2006A
0.47%, 04/02/09 (a)(b)(c)(d)	10,870	10,870

		2,072,904

Utah 1.1%
Carbon Cnty
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.43%, 04/01/09 (a)(b)	1,800	1,800
Clearfield Cnty
M/F Housing Refunding RB (Oakstone Apts)
Series 2008
0.65%, 04/02/09 (a)(b)	12,100	12,100
Emery Cnty
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.54%, 04/01/09 (a)(b)	10,000	10,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Nephi City
IDRB (Fibertek Insulation West)
Series 2008
0.85%, 04/02/09 (a)(b)	4,000	4,000
Riverton
Hospital RB (IHC Health Services)
Series 2007A
0.47%, 04/02/09 (a)(c)(d)	26,015	26,015
Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts)
Series 2008
0.65%, 04/02/09 (a)(b)	14,225	14,225
Salt Lake Metropolitan Water District
Water RB
Series 1999
5.16%, 07/01/09 (b)	5,000	5,058
Utah Building Ownership Auth
Lease Refunding RB
Series 1998C
0.89%, 04/02/09 (a)(b)(c)(d)	9,695	9,695
Utah State Board of Regents
Hospital Refunding RB (Univ of Utah)
Series 2006A
0.47%, 04/02/09 (a)(b)(c)(d)	49,260	49,260
Student Loan RB Sr
Series 2008A
0.57%, 04/02/09 (a)(b)	30,000	30,000
Utah Transit Auth
Sales Tax RB
Series 2008A
1.00%, 07/30/09 (c)(d)	39,310	39,310
Subordinated Sales Tax Refunding RB
Series 2007A
0.69%, 04/02/09 (a)(c)(d)	7,250	7,250
3.29%, 04/02/09 (a)(c)(d)	18,580	18,580

		227,293

Vermont 0.4%
Vermont Economic Development Auth
IDRB (Agri-Mark)
Series 1999A
0.88%, 04/02/09 (a)(b)	17,000	17,000
IDRB (Agri-Mark)
Series 1999B
0.88%, 04/02/09 (a)(b)	1,000	1,000
Vermont Educational & Health Buildings Financing Agency
RB (Middlebury College)
Series 2002
1.75%, 11/02/09	9,300	9,300
Vermont HFA
Multiple Purpose Bonds
Series 2007C
5.00%, 04/01/09 (a)(b)(c)	16,500	16,500
Vermont Student Assistance Corp
RB Sr
Series 2008A1
0.85%, 04/02/09 (a)(b)	40,000	40,000

		83,800

Virginia 2.0%
Arlington Cnty IDA
M/F Housing RB (Gates of Ballston Apts)
Series 2005
0.65%, 04/01/09 (a)(b)	14,300	14,300
Caroline Cnty IDA
Development RB (Meadow Event Park)
Series 2007G
1.04%, 04/02/09 (a)(b)	15,835	15,835
Hampton Roads Sanitation District
Wastewater RB
Series 2008
0.44%, 04/02/09 (a)(c)(d)	3,870	3,870
Hanover Cnty Economic Development Auth
Refunding RB (Bon Secours Health System)
Series 2008D2
0.40%, 04/01/09 (a)(b)	6,880	6,880
Harrisonburg Redevelopment & Housing Auth
M/F Housing RB (Woodman West Apts)
Series 2008
0.65%, 04/02/09 (a)(b)	9,950	9,950
King George Cnty
Solid Waste Disposal Facility RB (Garnet)
Series 1996
0.70%, 04/02/09 (a)(b)	3,700	3,700
Montgomery Cnty IDA
RB (Virginia Tech Foundation)
Series 2009A
0.80%, 05/21/09 (c)	15,065	15,065
0.55%, 06/12/09 (c)	21,415	21,415
Newport News IDA
RB (CNU Warwick Student Apts)
Series 2004
0.55%, 04/02/09 (a)(b)	4,000	4,000
Norfolk Economic Development Auth
CP Revenue Notes (Pooled Financing Program-Sentara Healthcare)
0.60%, 06/11/09	65,000	65,000
Hospital Facilities Refunding RB (Sentara Healthcare)
Series 2009A
0.70%, 02/03/10	25,000	25,000
Hospital Facilities Refunding RB (Sentara Healthcare)
Series 2009C
0.30%, 04/01/09 (a)	5,935	5,935

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Portsmouth Redevelopment & Housing Auth
M/F Housing RB (Churchland North Apts)
Series 1999
0.83%, 04/01/09 (a)(b)	5,895	5,895
Southeastern Public Service Auth of Virginia
Sr Parity RB (Regional Solid Waste System)
Series 2007A
0.57%, 04/02/09 (a)(b)	17,145	17,145
Suffolk Economic Development Auth
Hospital Facilities Refunding RB (Sentara Healthcare)
Series 2008
1.15%, 04/02/09 (a)(c)(d)	98,545	98,545
Univ of Virginia
CP General Revenue Pledge Notes
Series A
0.57%, 04/08/09	4,975	4,975
Virginia Beach Development Auth
M/F Residential Rental Housing RB (Silver Hill at Thalia)
Series 1999
0.83%, 04/01/09 (a)(b)	3,800	3,800
Virginia College Building Auth
Educational Facilities RB
Series 2007A
0.44%, 04/02/09 (a)(c)(d)	3,110	3,110
Virginia Housing Development Auth
Commonwealth Mortgage Bonds
Series 2001H1
0.69%, 04/02/09 (a)(c)(d)	6,600	6,600
Commonwealth Mortgage Bonds
Series 2005A3
2.45%, 10/01/09	2,000	2,009
Commonwealth Mortgage Bonds
Series 2005C1
0.77%, 04/02/09 (a)(c)(d)	5,100	5,100
Commonwealth Mortgage Bonds
Series 2006D1
0.65%, 04/01/09 (a)(c)(d)	875	875
1.40%, 01/01/10	6,000	6,118
Commonwealth Mortgage Bonds
Series 2006D2
0.65%, 04/01/09 (a)(c)(d)	890	890
Virginia Port Auth
BAN
Series 2008
1.95%, 07/01/09	32,500	32,583
Port Facilities RB
Series 2006
0.90%, 04/02/09 (a)(b)(c)(d)	3,000	3,000
Virginia Resources Auth
State Revolving Fund RB Subordinate
Series 2008
0.44%, 04/02/09 (a)(c)(d)	2,995	2,995
Virginia State Public Building Auth
Public Facilities RB
Series 2007A
1.08%, 08/01/09	10,795	10,936
Winchester IDA
Hospital RB (Winchester Medical Center)
Series 1991
0.50%, 04/02/09 (a)(c)(d)	12,540	12,540

		408,066

Washington 4.8%
Cascade Water Alliance
Water System RB
Series 2006
0.40%, 04/02/09 (a)(b)(c)(d)	8,625	8,625
Central Puget Sound Regional Transit Auth
Sales Tax Bonds
Series 2007A
0.44%, 04/02/09 (a)(c)(d)	3,110	3,110
0.84%, 04/02/09 (a)(c)(d)	8,285	8,285
Chelan Cnty Public Utility District No.1
RB (Chelan Hydro Consolidated System)
Series 2001A&B & Refunding RB Series 2001C
0.99%, 04/02/09 (a)(c)(d)	9,970	9,970
Douglas Cnty Development Corp
RB (Executive Flight)
Series 1998
0.80%, 04/02/09 (a)(b)	5,500	5,500
Energy Northwest
Electric Refunding RB (Columbia Generating Station & Project No. 3)
Series 2001A
0.88%, 04/02/09 (a)(c)(d)	25,500	25,500
Electric Refunding RB (Columbia Generating Station)
Series 2004A
0.70%, 07/01/09	1,400	1,414
1.25%, 07/01/09	10,525	10,631
Electric Refunding RB (Columbia Generating Station)
Series 2006A
3.29%, 04/02/09 (a)(c)(d)	16,005	16,005
King Cnty
Limited Tax GO Refunding Bonds
Series 2008
0.47%, 04/02/09 (a)(c)(d)	2,850	2,850
0.49%, 04/02/09 (a)(c)(d)	3,545	3,545

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Sewer RB
Series 2002A
0.59%, 04/02/09 (a)(c)(d)	7,500	7,500
Sewer RB
Series 2004A
1.14%, 04/02/09 (a)(c)(d)	5,200	5,200
Sewer RB
Series 2007
1.54%, 04/02/09 (a)(c)(d)	31,250	31,250
Sewer RB Second
Series 2006
0.89%, 04/02/09 (a)(c)(d)	7,500	7,500
Sewer Refunding RB
Series 2006
0.40%, 04/02/09 (a)(b)(c)(d)	22,895	22,895
Sewer Refunding RB Second
Series 2006
0.44%, 04/02/09 (a)(b)(c)(d)	3,340	3,340
King Cnty Public Hospital District No.1
Limited Tax GO Refunding Bonds
Series 2008A
0.49%, 04/02/09 (a)(b)(c)(d)	7,850	7,850
Lewis Cnty
Limited Tax GO & Refunding Bonds 1999
5.33%, 12/01/09 (b)	1,805	1,858
Olympia
Solid Waste RB (LeMay Enterprises)
Series 1999
0.78%, 04/01/09 (a)(b)	2,330	2,330
Pierce Cnty Economic Development Corp
IDRB (McFarland Cascade)
Series 1996
0.80%, 04/02/09 (a)(b)	3,945	3,945
RB (Flex-A-Lite Consolidated)
Series 1996
0.80%, 04/01/09 (a)(b)	1,650	1,650
Port of Seattle
Intermediate Lien Refunding RB
Series 2005A
0.40%, 04/02/09 (a)(b)(c)(d)	24,855	24,855
Intermediate Lien Refunding RB
Series 2005C
1.17%, 09/01/09	3,860	3,922
RB
Series 2003A
0.59%, 04/02/09 (a)(c)(d)	5,345	5,345
RB
Series 2003B
0.99%, 04/02/09 (a)(c)(d)	5,140	5,140
RB
Series 2007B
1.15%, 04/01/09 (a)(c)(d)	5,845	5,845
Subordinate Lien Refunding RB
Series 2008
0.53%, 04/01/09 (a)(b)	10,000	10,000
Port of Tacoma
RB
Series 2005
0.99%, 04/02/09 (a)(b)(c)(d)	28,135	28,135
Seattle
Drainage & Wastewater RB 2008
0.76%, 04/02/09 (a)(c)(d)	9,090	9,090
Water System RB
Series 1999B
5.48%, 07/01/09 (b)	3,075	3,144
Seattle Housing Auth
RB (CHHIP & HRG Projects)
Series 1996
0.80%, 04/01/09 (a)(b)	3,110	3,110
Snohomish Cnty Public Utility District #1
Electric System BAN Second
Series 2008A
2.30%, 08/05/09	15,000	15,074
Generation System Refunding RB
Series 2001A
3.50%, 04/01/09 (a)(b)(c)	45,110	45,110
Generation System Refunding RB
Series 2002A1
3.50%, 04/01/09 (a)(b)(c)	45,400	45,400
Generation System Refunding RB
Series 2002A2
3.50%, 04/01/09 (a)(b)(c)	23,485	23,485
Stanwood SD No. 401
Unlimited Tax GO & Refunding Bonds
Series 1999
1.82%, 06/15/09 (b)	6,690	6,735
Tacoma Housing Auth
RB (Crown Assisted Living)
Series 1998
1.05%, 04/01/09 (a)(b)	2,690	2,690
Univ of Washington
RB
Series 2007
0.44%, 04/02/09 (a)(b)(c)(d)	38,615	38,615
Vancouver Housing Auth
Pooled Housing Refunding RB
Series 2008
0.52%, 04/02/09 (a)(b)	4,500	4,500
Washington
GO Bonds
Series 2003C
0.59%, 04/02/09 (a)(c)(d)	6,025	6,025
GO Bonds
Series 2005D
0.98%, 01/01/10	7,575	7,802
Motor Vehicle Fuel Tax GO Bonds
series 2003C
1.15%, 04/02/09 (a)(c)(d)	3,700	3,700
Motor Vehicle Fuel Tax GO Bonds
Series 2006E
0.49%, 04/02/09 (a)(c)(d)	6,130	6,130

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Various Purpose GO Bonds
Series 1998C
1.02%, 04/02/09 (a)(c)(d)	9,900	9,900
Various Purpose GO Bonds
Series 2002B
1.29%, 04/02/09 (a)(c)(d)	29,540	29,540
Various Purpose GO Bonds
Series 2005D
0.79%, 04/02/09 (a)(c)(d)	995	995
Various Purpose GO Bonds
Series 2006D
0.39%, 04/02/09 (a)(b)(c)(d)	13,655	13,655
Various Purpose GO Bonds
Series 2008A
1.01%, 04/02/09 (a)(c)(d)	15,295	15,295
Various Purpose GO Bonds
Series 2008C
0.44%, 04/02/09 (a)(c)(d)	3,858	3,859
0.49%, 04/02/09 (a)(c)(d)	4,945	4,945
Various Purpose GO Bonds
Series 2009A
1.01%, 04/02/09 (a)(c)(d)	30,300	30,300
Washington Economic Development Finance Auth
RB (Hunter Douglas) Series 1997A
0.83%, 04/01/09 (a)(b)	3,500	3,500
Refunding RB (Puget Sound Blood Center)
Series 2008D
0.47%, 04/02/09 (a)(b)	2,500	2,500
Solid Waste Disposal RB (Heirborne Investments)
Series 2006K
0.80%, 04/01/09 (a)(b)	5,730	5,730
Solid Waste Disposal RB (Lemay Enterprises)
Series 2005B
0.78%, 04/01/09 (a)(b)	10,585	10,585
Solid Waste Disposal RB (Specialty Chemical Products)
Series 2007
0.80%, 04/02/09 (a)(b)	20,800	20,800
Solid Waste Disposal RB (Waste Management)
Series 2000C
0.80%, 04/01/09 (a)(b)	17,900	17,900
Solid Waste Disposal RB (Waste Management)
Series 2000H
0.80%, 04/01/09 (a)(b)	9,825	9,825
Solid Waste Disposal RB (Waste Management)
Series 2000I
0.80%, 04/01/09 (a)(b)	7,235	7,235
Solid Waste Disposal RB (Waste Management)
Series 2005D
0.80%, 04/02/09 (a)(b)	18,000	18,000
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives)
Series 2008D
0.47%, 04/02/09 (a)(c)(d)	7,505	7,505
RB (Children’s Hospital & Regional Medical Center)
Series 2008A
0.55%, 04/01/09 (a)(b)	8,930	8,930
RB (Fred Hutchinson Cancer Research Center)
Series 2001A
0.45%, 04/01/09 (a)(b)	57,875	57,875
RB (Kadlec Medical Center)
Series 2006B
1.75%, 04/01/09 (a)(b)(c)	10,000	10,000
RB (Swedish Health Services)
Series 2009C
0.40%, 04/01/09 (a)(b)	13,000	13,000
RB (Yakima Valley Farm Workers Clinic)
Series 1997
0.55%, 04/01/09 (a)(b)	2,200	2,200
Washington Housing Finance Commission
M/F Housing RB (Anchor Village Apts)
Series 1997
0.70%, 04/02/09 (a)(b)	10,750	10,750
M/F Housing RB (Brittany Park Phase II)
Series 1998A
0.70%, 04/02/09 (a)(b)	3,480	3,480
M/F Housing RB (Brittany Park)
Series 1996A
0.70%, 04/02/09 (a)(b)	8,930	8,930
M/F Housing RB (Fairwinds Redmond)
Series 2005A
0.65%, 04/02/09 (a)(b)	7,500	7,500
M/F Housing RB (Forest Creek Apts)
Series 2006
0.70%, 04/02/09 (a)(b)	13,815	13,815
M/F Housing RB (Highlander Apts)
Series 2004A
0.70%, 04/02/09 (a)(b)	7,000	7,000
M/F Housing RB (Lakewood Meadows Apts)
Series 2000A
0.60%, 04/02/09 (a)(b)	6,280	6,280
M/F Housing RB (Merrill Gardens at Queen Anne)
Series 2004A
0.70%, 04/02/09 (a)(b)	25,180	25,180
M/F Housing RB (Merrill Gardens)
Series 1997A
0.70%, 04/02/09 (a)(b)	6,125	6,125
M/F Housing RB (Parkview Apts)
Series 2008
0.69%, 04/02/09 (a)(b)	3,060	3,060
M/F Housing RB (Rainier Court Apts)
Series 2003A
0.70%, 04/02/09 (a)(b)	12,750	12,750
M/F Housing RB (Seasons Apts)
Series 2006
0.60%, 04/02/09 (a)(b)	20,000	20,000
M/F Housing RB (Silver Creek Apts)
Series 2004
0.70%, 04/02/09 (a)(b)	4,100	4,100
M/F Housing RB (Vintage at Burien)
Series 2004A
0.70%, 04/02/09 (a)(b)	6,570	6,570
M/F Housing RB (Vintage at Chehalis Sr Living)
Series 2006
0.70%, 04/02/09 (a)(b)	8,190	8,190

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
M/F Housing RB (Woodrose Apts)
Series 1999A
0.70%, 04/02/09 (a)(b)	6,750	6,750
M/F Mortgage RB (Canyon Lakes)
Series 1993
0.63%, 04/02/09 (a)(b)	3,930	3,930
M/F Mortgage RB (Meridian Court Apts)
Series 1996
0.70%, 04/01/09 (a)(b)	6,700	6,700
M/F RB (Cedar Ridge Retirement)
Series 2005A
0.63%, 04/02/09 (a)(b)	5,030	5,030
Non-Profit Refunding RB (Horizon House)
Series 2005
0.55%, 04/02/09 (a)(b)	11,360	11,360
Washington State Univ
Student Fee RB
Series 2006A
0.44%, 04/02/09 (a)(b)(c)(d)	16,800	16,800
Yakima Cnty Public Corp
IDRB (Cowiche Growers)
Series 1998
0.80%, 04/02/09 (a)(b)	1,600	1,600

		994,579

West Virginia 0.4%
Marion Cnty
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990B
0.53%, 04/01/09 (a)(b)	9,285	9,285
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990C
0.53%, 04/01/09 (a)(b)	12,300	12,300
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990D
0.53%, 04/01/09 (a)(b)	2,400	2,400
West Virginia Economic Development Auth
Refunding RB (Appalachian Power-Mountaineer)
Series 2008B
0.83%, 04/02/09 (a)(b)	21,275	21,275
Refunding RB (Ohio Power-Kammer)
Series 2008B
0.45%, 04/02/09 (a)(b)	6,665	6,665
West Virginia Higher Education Policy Commission
RB (Higher Education Facilities)
Series 2004B
0.40%, 04/02/09 (a)(b)(c)(d)	15,545	15,545
West Virginia Water Development Auth
Water Development RB (Loan Program IV)
Series 2005A
0.40%, 04/02/09 (a)(b)(c)(d)	9,260	9,260

		76,730

Wisconsin 1.8%
Brokaw
Sewage & Solid Waste RB (Wausau Paper Mills)
Series 1995
0.79%, 04/02/09 (a)(b)	9,500	9,500
Kenosha
IDRB (Asyst Technologies)
Series 1997
0.80%, 04/02/09 (a)(b)	5,000	5,000
Milwaukee
GO CP Promissory Notes
Series 2008C2
0.70%, 04/01/09 (b)	6,000	6,000
New Richmond SD
BAN 2008
2.20%, 11/16/09	13,425	13,453
Red Cedar
IDRB (Fairmount Minerals)
Series 2007
0.74%, 04/02/09 (a)(b)	10,000	10,000
Wisconsin
GO Bonds
Series 2006C
0.82%, 04/02/09 (a)(c)(d)	5,525	5,525
GO Bonds
Series 2007A
1.00%, 09/10/09 (b)(c)(d)	24,295	24,295
GO Bonds
Series 2007C
0.44%, 04/02/09 (a)(c)(d)	6,405	6,405
GO CP Notes 2005A
0.65%, 04/13/09 (c)	19,600	19,600
GO CP Notes 2006A
0.65%, 04/13/09 (c)	50,494	50,494
0.75%, 06/01/09 (c)	27,500	27,500
0.75%, 06/08/09 (c)	20,000	20,000
GO Refunding Bonds
Series 1998-1
0.98%, 11/01/09	3,475	3,566
Operating Notes of 2008
1.69%, 06/15/09	50,000	50,132
Transportation RB
Series 2005A
0.54%, 04/02/09 (a)(c)(d)	7,497	7,497
Transportation RB
Series 2007A
0.90%, 09/23/09 (b)(c)(d)	8,065	8,065
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care)
Series 2008B
1.60%, 11/13/09 (b)	18,000	18,000
RB (Children’s Hospital)
Series 2008B
2.50%, 03/15/10 (e)	35,000	35,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Upland Hills Health)
Series 2006C
2.00%, 04/01/09 (a)(b)	10,150	10,150
Wisconsin Health & Educational Facilities Authority
Health Care Facilities RB (Luther Hospital) Series 2008
1.68%, 04/15/09	13,800	13,800
Wisconsin Housing & Economic Development Auth
Homeownership RB
Series 2002C
0.50%, 04/01/09 (a)(c)	1,330	1,330
Homeownership RB
Series 2003B
1.00%, 04/01/09 (a)(c)	9,165	9,165
Homeownership RB
Series 2005C
0.65%, 04/01/09 (a)(c)	11,000	11,000
Housing RB
Series 2007C
0.77%, 04/02/09 (a)(c)	3,835	3,835
Housing RB
Series 2008A
0.75%, 04/02/09 (a)(c)	6,655	6,655
Housing RB
Series 2008D
0.75%, 04/02/09 (a)(c)	4,595	4,595
Housing RB
Series 2008E
0.75%, 04/02/09 (a)(c)	3,235	3,235

		383,797

Wyoming 0.3%
Green River
RB (Rhone-Poulenc)
Series 1994
1.05%, 04/02/09 (a)(b)	11,400	11,400
Sweetwater Cnty
Hospital RB (Memorial Hospital)
Series 2006A
0.73%, 04/01/09 (a)(b)	565	565
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.55%, 04/01/09 (a)(b)	3,750	3,750
Wyoming Student Loan Corp
Refunding RB Sr
Series 2008A1
0.57%, 04/02/09 (a)(b)	8,200	8,200
Refunding RB Sr
Series 2008A2
0.57%, 04/02/09 (a)(b)	35,000	35,000
Refunding RB Sr
Series 2008A3
0.57%, 04/02/09 (a)(b)	10,000	10,000

		68,915

Total Municipal Securities (Cost $20,140,270)		20,140,270

Other Investments 1.1% of net assets
Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares
Series 1
0.74%, 04/02/09 (a)(b)(d)	98,000	98,000
Nuveen Insured New York Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares
Series 1
0.69%, 04/02/09 (a)(b)(d)	25,000	25,000
Nuveen Insured Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares
Series 1
0.74%, 04/02/09 (a)(b)(d)	109,500	109,500

Total Other Investments (Cost $232,500)		232,500

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/09, the tax basis cost of the fund’s investments was $20,372,770

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,118,808 or 34.3% of net assets.

(e)	Illiquid security. At the period end, the value of these amounted to $65,977 or 0.3% of net assets.

(f)	Delayed-delivery security.

BAN	— Bond anticipation note

CP	— Commercial paper

COP	— Certificate of participation

GO	— General obligation

HFA	— Housing finance agency/authority

IDA	— Industrial development agency/authority

IDB	— Industrial development board

IDRB	— Industrial development revenue bond

ISD	— Independent school district

M/F	— Multi-family

RAN	— Revenue anticipation note

RB	— Revenue bond

SD	— School district

S/F	— Single-family

TAN	— Tax anticipation note

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

TRAN	— Tax and revenue anticipation note

USD	— Unified school district
Treasury Guaranty Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through September 18, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	20,372,770
Level 3 — Significant Unobservable Inputs	—

Total	$20,372,770

REG47703MAR09

The Charles Schwab Family of Funds
Schwab New Jersey AMT Tax-Free Money FundTM
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

101.7%	Municipal Securities	878,095	878,095

101.7%	Total Investments	878,095	878,095
(1.7) %	Other Assets and Liabilities, Net		(14,420)

100.0%	Net Assets		863,675

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 101.7% of net assets

New Jersey 88.4%
Caldwell
BAN
2.25%, 07/31/09	1,934	1,938
Camden
BAN
Series 2008A
2.70%, 06/18/09	8,900	8,905
Delaware River Joint Toll Bridge Commission
Bridge System RB
Series 2007A
0.83%, 04/02/09 (a)(b)(c)(d)	2,200	2,200
Bridge System RB
Series 2007B1
1.30%, 04/02/09 (a)(b)	1,700	1,700
Delaware River Port Auth
Refunding RB
Series 2008A
0.50%, 04/02/09 (a)(b)	21,800	21,800
East Brunswick
BAN
1.75%, 12/30/09	4,500	4,558
Essex Cnty
BAN
Series 2008
1.73%, 06/25/09	15,000	15,044
Fair Lawn Borough
BAN
1.10%, 12/17/09	9,300	9,392
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds
Series 2003A
1.95%, 11/01/09	1,600	1,630
Open Space & Farmland Preservation Bonds
Series 2005A
0.84%, 04/02/09 (a)(c)(d)	4,190	4,190
Gloucester Cnty
BAN
Series 2009A
1.25%, 10/15/09	16,500	16,633
Mercer Cnty
BAN
Series 2009A
0.87%, 01/14/10	3,700	3,740
Mercer Cnty Improvement Auth
Refunding RB (Atlantic Foundation)
Series 2008
0.30%, 04/01/09 (a)(b)	4,200	4,200
Montclair Township
Temporary Note
1.43%, 12/18/09	4,500	4,534
New Jersey
GO Bonds
2.30%, 08/01/09	8,415	8,497
GO Refunding Bonds
Series J
0.65%, 07/15/09	1,500	1,516
1.40%, 07/15/09	3,000	3,032
1.50%, 07/15/09	2,000	2,021
TRAN
Series Fiscal 2009A
1.57%, 06/25/09	10,000	10,033
1.60%, 06/25/09	7,000	7,023
New Jersey Economic Development Auth
Economic Development Bonds (Ranney School)
Series 2007
0.38%, 04/02/09 (a)(b)	12,410	12,410
Economic Development RB (Catholic Community Service)
Series 1993
0.52%, 04/02/09 (a)(b)	3,480	3,480
First Mortgage Refunding RB (Winchester Gardens at Homestead)
Series 2004B
1.00%, 04/02/09 (a)(b)	7,465	7,465
Motor Vehicle Surcharge RB
Series 2004A
0.49%, 04/02/09 (a)(b)(c)(d)	5,715	5,715
RB (Baptist Home Society)
Series 2003
0.90%, 04/02/09 (a)(b)	3,295	3,295
RB (Blair Academy)
Series 2007
0.43%, 04/02/09 (a)(b)	22,475	22,475
RB (Cooper Health System)
Series 2008A
0.37%, 04/02/09 (a)(b)	6,400	6,400
RB (Crane’s Mill)
Series 2008B
0.39%, 04/02/09 (a)(b)	7,300	7,300

1

Schwab New Jersey AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Hun School of Princeton)
Series 2004
1.29%, 04/02/09 (a)(b)	10,545	10,545
RB (Jewish Home at Rockleigh)
Series 1998A
1.14%, 04/03/09 (a)(b)	8,875	8,875
RB (Princeton Day School)
Series 2005
0.47%, 04/01/09 (a)(b)	10,000	10,000
Refunding RB (Crane’s Mill)
Series 2005B
0.39%, 04/02/09 (a)(b)	3,695	3,695
School Facilities Construction Bonds
Series 2002C
1.78%, 06/15/09	1,110	1,117
1.95%, 06/15/09	25	25
School Facilities Construction Bonds
Series 2006R1
0.15%, 04/01/09 (a)(b)	5,500	5,500
School Facilities Construction Bonds
Series 2006R3
0.20%, 04/01/09 (a)(b)	655	655
School Facilities Construction Bonds
Series 2008X
0.25%, 04/01/09 (a)(b)	53,000	53,000
School Facilities Construction Refunding Bonds
Series 2005N1
0.45%, 04/02/09 (a)(b)(c)(d)	10,115	10,115
School Facilities Construction Refunding Bonds
Series 2008V1
1.22%, 04/01/09 (a)(b)	11,205	11,205
School Facilities Construction Refunding Bonds
Series 2008V2
2.00%, 04/01/09 (a)(b)	30,500	30,500
School Facilities Construction Refunding Bonds
Series 2008V3
0.42%, 04/01/09 (a)(b)	9,400	9,400
Sublease RB (New Jersey Transit Corp Light Rail System)
Series 1999B
1.64%, 05/01/09 (b)	1,000	1,003
2.60%, 05/01/09 (b)	2,840	2,848
New Jersey Educational Facilities Auth
RB (Princeton Univ)
Series 2007E
0.44%, 04/02/09 (a)(c)(d)	2,053	2,053
RB (Princeton Univ)
Series 2007F
0.58%, 04/02/09 (a)(c)(d)	6,435	6,435
New Jersey Health Care Facilities Financing Auth
RB (AHS Hospital)
Series 2008B
0.40%, 04/02/09 (a)(b)	8,700	8,700
RB (Capital Health System Obligated Group)
Series 2003B
0.42%, 04/02/09 (a)(b)	7,725	7,725
RB (Composite Program)
Series 2003A2
0.47%, 04/02/09 (a)(b)	2,600	2,600
RB (Composite Program)
Series 2004A3
0.39%, 04/02/09 (a)(b)	975	975
RB (Composite Program)
Series 2004A4
0.54%, 04/02/09 (a)(b)	6,635	6,635
RB (Composite Program)
Series 2006A1
0.44%, 04/02/09 (a)(b)	3,740	3,740
RB (Composite Program)
Series 2006A3
0.44%, 04/02/09 (a)(b)	1,550	1,550
RB (Hackensack Univ Medical Center)
Series 2008
0.73%, 04/02/09 (a)(b)(c)(d)	4,400	4,400
RB (Robert Wood Johnson Univ Hospital)
Series 2004
0.42%, 04/02/09 (a)(b)	22,910	22,910
RB (Somerset Medical Center)
Series 2008
0.37%, 04/02/09 (a)(b)	4,100	4,100
RB (St. Barnabas Health Care System)
Series 2001A
0.25%, 04/01/09 (a)(b)	2,200	2,200
RB (St. Peter’s Univ Hospital Obligated Group)
Series 2000B
0.35%, 04/01/09 (a)(b)	1,015	1,015
RB (Virtua Health)
Series 2004
0.42%, 04/02/09 (a)(b)	5,905	5,905
Refunding RB (Underwood-Memorial Hospital)
Series 2008
0.46%, 04/01/09 (a)(b)	5,755	5,755
New Jersey Housing & Mortgage Finance Agency
M/F RB
Series 2008B
0.35%, 04/02/09 (a)(b)	2,000	2,000
New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds
Series 2002
0.52%, 04/02/09 (a)(b)(c)(d)	11,210	11,210
New Jersey Transit Corp
COP
Series 2003A
0.52%, 04/02/09 (a)(b)(c)(d)	14,765	14,765
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 1998A
1.67%, 06/15/09 (b)	1,675	1,687
Transportation System Bonds
Series 2001C
1.63%, 04/02/09 (a)(b)(c)(d)	2,550	2,550
0.80%, 12/15/09	200	205
1.50%, 12/15/09	4,550	4,670

2

Schwab New Jersey AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Transportation System Bonds
Series 2004B
1.50%, 12/15/09	1,200	1,231
Transportation System Bonds
Series 2006A
3.54%, 04/02/09 (a)(b)(c)(d)	5,000	5,000
Transportation System Bonds
Series 2006C
0.48%, 04/02/09 (a)(b)(c)(d)	9,280	9,280
0.48%, 04/02/09 (a)(b)(c)(d)	7,050	7,050
0.48%, 04/02/09 (a)(b)(c)(d)	4,000	4,000
0.49%, 04/02/09 (a)(b)(c)(d)	9,830	9,830
0.49%, 04/02/09 (a)(b)(c)(d)	530	530
1.00%, 07/30/09 (b)(c)(d)	12,655	12,655
Transportation System Bonds
Series 2007A
0.81%, 04/02/09 (a)(b)(c)(d)	10,280	10,280
New Jersey Turnpike Auth
Turnpike RB
Series 2003A & Refunding RB Series 2005A
1.34%, 04/02/09 (a)(b)(c)(d)	12,815	12,815
Turnpike RB
Series 2003C3
2.25%, 04/01/09 (a)(b)(c)	12,600	12,600
Turnpike RB
Series 2009A
0.47%, 04/02/09 (a)(b)	8,000	8,000
Turnpike RB
Series 2009B
0.30%, 04/02/09 (a)(b)	5,000	5,000
Turnpike RB
Series 2009D
0.30%, 04/02/09 (a)(b)	4,200	4,200
Newark Housing Auth
Port Auth-Port Newark Marine
Terminal Additional Rent-Backed Refunding Bonds (City of Newark Redevelopment)
Series 2007
0.48%, 04/02/09 (a)(b)(c)(d)	3,430	3,430
Port Auth of New York & New Jersey
Consolidated Bonds
135th Series
0.45%, 04/02/09 (a)(c)(d)	13,330	13,330
Consolidated Bonds
140th Series
0.37%, 04/02/09 (a)(b)(c)(d)	27,045	27,045
Consolidated Bonds
144th Series
0.45%, 04/02/09 (a)(c)(d)	1,405	1,405
0.59%, 04/02/09 (a)(c)(d)	16,200	16,200
Consolidated Bonds
148th Series
0.54%, 04/02/09 (a)(c)(d)	1,200	1,200
0.86%, 04/02/09 (a)(c)(d)	1,000	1,000
0.92%, 04/02/09 (a)(c)(d)	16,000	16,000
CP
Series B
0.32%, 04/08/09	11,500	11,500
0.55%, 06/10/09	23,725	23,725
0.64%, 08/13/09	41,400	41,400
Rutgers State Univ
GO Refunding Bonds
Series 2002A
0.20%, 04/01/09 (a)(c)	1,500	1,500
Salem Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (Public Service Electric & Gas)
Series 2003B2
0.38%, 04/01/09 (a)(b)	6,000	6,000
Somerset Cnty
GO Refunding Bonds
Series 2009
0.85%, 12/01/09	1,015	1,026
Weehawken Township
BAN
0.63%, 04/02/09 (a)(b)(c)(d)	12,800	12,800

		763,426
Puerto Rico 13.3%
Puerto Rico
GO Public Improvement Refunding Bonds
0.40%, 04/01/09	2,500	2,500
GO Public Improvement Refunding Bonds
Series 2004B4
3.25%, 04/02/09 (a)(b)(c)	11,000	11,000
GO Public Improvement Refunding Bonds
Series 2007A2
2.25%, 04/02/09 (a)(b)(c)	735	735
GO Public Improvement Refunding Bonds
Series 2007A8
0.27%, 04/02/09 (a)(b)	15,000	15,000
GO Public Improvement Refunding Bonds
Series 2008B
0.25%, 04/01/09 (a)(b)	1,300	1,300
TRAN
Series 2009 A2
1.00%, 07/30/09 (b)	185	186
1.65%, 07/30/09 (b)	4,000	4,018
Puerto Rico Aqueduct & Sewer Auth
RB
Series A
0.76%, 04/02/09 (a)(b)(c)(d)	900	900
Sr Lien RB
Series A
0.54%, 04/02/09 (a)(b)(c)(d)	3,000	3,000
Puerto Rico Electric Power Auth
Power RB
Series HH
0.47%, 04/02/09 (a)(b)(c)(d)	1,650	1,650
Power Refunding RB
Series UU
0.52%, 04/02/09 (a)(b)(c)(d)	10,080	10,080

3

Schwab New Jersey AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.65%, 04/01/09 (a)(b)	11,000	11,000
Transportation Refunding RB
Series N
0.89%, 04/02/09 (a)(b)(c)(d)	16,860	16,860
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.48%, 04/02/09 (a)(b)(c)(d)	21,660	21,660
0.83%, 04/02/09 (a)(b)(c)(d)	14,780	14,780

		114,669

Total Municipal Securities (Cost $878,095)		878,095

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/09 the tax basis cost of the fund’s investments was $878,095.

(a)		Variable-rate security.

(b)		Credit-enhanced security.

(c)		Liquidity-enhanced security.

(d)		Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $296,413 or 34.3% of net assets.

BAN	–	Bond anticipation note

COP	—	Certificate of participation

CP	—	Commercial Paper

GO	—	General obligation

RB	—	Revenue bond

TRAN	–	Tax and revenue anticipation note
Treasury Guaranty Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through September 18, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

4

Schwab New Jersey AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Investments in
Valuation Inputs	Securties
Level 1 — Quoted Prices	$0
Level 2 — Other Significant Observable Inputs	878,095
Level 3 — Significant Unobservable Inputs	0

Total	$878,095

REG47710MAR09

5

The Charles Schwab Family of Funds
Schwab New York AMT Tax-Free Money Fundtm
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

100.5%	Municipal Securities	3,151,556	3,151,556

100.5%	Total Investments	3,151,556	3,151,556
(0.5)%	Other Assets and Liabilities, Net		(16,619)

100.0%	Net Assets		3,134,937

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 100.5% of net assets

New York 100.0%
Albany Cnty
Various Purposes BAN 2008
0.93%, 12/10/09	32,134	32,480
Albany IDA
Refunding IDRB (United Cerebral Palsy Association-Capital District)
Series 1997B
1.24%, 04/02/09 (a)(b)	7,810	7,810
Broome Cnty
BAN
Series 2008
1.51%, 04/17/09	20,000	20,013
Broome Cnty IDA
Civic Facility RB (Methodist Homes for the Aging)
Series 2003
0.42%, 04/01/09 (a)(b)	2,955	2,955
Continuing Care Retirement Community RB (Good Shepard Village at Endwell)
Series 2008B
0.59%, 04/02/09 (a)(b)	7,100	7,100
Continuing Care Retirement Community RB (Good Shepard Village at Endwell)
Series 2008C
0.59%, 04/02/09 (a)(b)	7,100	7,100
Chautauqua Cnty
Civic Facility RB (Jamestown Center City Development Corp)
Series 2000A
0.58%, 04/02/09 (a)(b)	11,010	11,010
Cohoes IDA
Urban Cultural Park Facility RB (Eddy Village Green)
Series 2008
0.38%, 04/02/09 (a)(b)	7,600	7,600
Connetquot Central SD
TAN for 2008-2009 Taxes
1.58%, 06/30/09	18,000	18,063
Dutchess Cnty IDA, NY
Civic Facility RB (Marist College Civic Facility)
Series 1999A
0.45%, 04/02/09 (a)(b)	4,430	4,430
East Islip Union Free SD
TAN 2008
1.78%, 07/10/09	14,000	14,046
Erie Cnty IDA
School Facility RB (Buffalo City SD)
Series 2007A
0.84%, 04/02/09 (a)(b)(c)(d)	7,900	7,900
Harborfields Central SD of Greenlawn
TAN for 2008-2009 Taxes
1.65%, 06/26/09	8,750	8,772
1.66%, 06/26/09	8,750	8,772
Hauppauge Union Free SD
TAN for 2008-2009 Taxes
1.62%, 06/26/09	11,750	11,781
1.64%, 06/26/09	6,750	6,768
Herkimer Cnty
Civic Facility RB (Templeton Foundation)
Series 2000
0.85%, 04/02/09 (a)(b)	1,285	1,285
Hewlett-Woodmere Union Free SD
BAN 2008
2.02%, 05/04/09	11,800	11,810
Islip Union Free SD
TAN 2008-2009
1.69%, 06/26/09	7,750	7,769
Lancaster IDA
Civic Facility RB (2000 GreenField Manor)
0.62%, 04/01/09 (a)(b)	10,425	10,425
Long Island Power Auth
Electric System General RB
Series 2003G
3.50%, 04/01/09 (a)(b)(c)	21,900	21,900
Electric System General RB
Series 2003K
3.25%, 04/06/09 (a)(b)(c)	9,800	9,800
Electric System General RB
Series 2003L
3.50%, 04/01/09 (a)(b)(c)	25,910	25,910

1

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Electric System General RB
Series 2004A
0.82%, 04/02/09 (a)(b)(c)(d)	22,275	22,275
Electric System General RB
Series 2006C
0.45%, 04/02/09 (a)(b)(c)(d)	6,500	6,500
Electric System Subordinated RB
Series 2001–3A
0.40%, 04/01/09 (a)(b)	15,300	15,300
Longwood Central SD
TAN for 2008-2009 Taxes
1.73%, 06/26/09	20,000	20,059
Madison Cnty IDA
Tax Exempt Civic Facility RB (Colgate Univ)
Series 2005A
0.62%, 04/02/09 (a)(b)(c)(d)	8,630	8,630
Maine-Endwell Central SD
BAN 2008
1.84%, 06/26/09	15,000	15,040
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds
Series 2008A
4.10%, 04/02/09 (a)(b)(c)	43,000	43,000
Transit Facilities RB
Series 1999A
5.91%, 07/01/09 (b)	25,000	25,309
Transportation RB
Series 2002A
1.34%, 04/02/09 (a)(b)(c)(d)	10,875	10,875
Transportation RB
Series 2003A
1.23%, 04/02/09 (a)(b)(c)(d)	10,195	10,195
Transportation RB
Series 2005G1
0.30%, 04/01/09 (a)(b)	19,000	19,000
Transportation RB
Series 2007A
0.83%, 04/02/09 (a)(b)(c)(d)	31,000	31,000
Transportation Refunding RB
Series 2002A
1.62%, 04/02/09 (a)(b)(c)(d)	7,000	7,000
Monroe Cnty IDA
Civic Facility RB (Action for a Better Community)
Series 2004
0.64%, 04/03/09 (a)(b)	1,915	1,915
Nassau Cnty
GO Bonds
Series 2007A
0.35%, 04/01/09 (a)(b)	1,500	1,500
GO TAN
Series 2008A
0.55%, 09/30/09	10,000	10,068
0.77%, 09/30/09	5,000	5,034
GO TAN
Series 2008B
1.10%, 10/30/09	17,000	17,137
Nassau Cnty IDA
RB (Amsterdam at Harborside)
Series 2007C
0.45%, 04/01/09 (a)(b)	49,065	49,065
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds
Series 2002B
1.00%, 04/01/09 (a)(b)(c)	3,390	3,390
Sales Tax Secured Bonds
Series 2008F
0.40%, 04/01/09 (a)(c)	3,000	3,000
Nassau Health Care Corp
Health System RB
Series 1999
1.85%, 08/01/09 (b)	5,000	5,164
New Hartford Central SD
BAN 2008
1.74%, 06/19/09	20,000	20,032
New York City
GO Bonds Fiscal 1994
Series A7
0.45%, 04/01/09 (a)(b)	4,050	4,050
GO Bonds Fiscal 1995
Series B7
0.28%, 04/01/09 (a)(c)	200	200
GO Bonds Fiscal 2002
Series B
0.95%, 12/01/09	3,800	3,908
GO Bonds Fiscal 2003
Series A
0.72%, 08/01/09	2,000	2,027
1.80%, 08/01/09	1,750	1,773
GO Bonds Fiscal 2004
Series F
1.43%, 04/02/09 (a)(c)(d)	105,000	105,000
GO Bonds Fiscal 2004
Series G
1.38%, 08/01/09	5,000	5,049
2.48%, 08/01/09	7,000	7,069
GO Bonds Fiscal 2004
Series A2
0.47%, 04/01/09 (a)(b)	700	700
GO Bonds Fiscal 2004
Series J
0.45%, 04/02/09 (a)(c)(d)	7,670	7,670
0.50%, 04/02/09 (a)(c)(d)	16,000	16,000
GO Bonds Fiscal 2005
Series G
0.45%, 04/02/09 (a)(c)(d)	7,555	7,555
GO Bonds Fiscal 2005
Series H
0.80%, 08/01/09	500	504
2.48%, 08/01/09	19,200	19,362
GO Bonds Fiscal 2005
Series J
0.45%, 04/02/09 (a)(c)(d)	7,015	7,015
0.75%, 03/01/10	10,675	11,090
GO Bonds Fiscal 2005
Series K
3.25%, 04/02/09 (a)(c)(d)	16,080	16,080

2

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
GO Bonds Fiscal 2005
Series O
0.45%, 04/02/09 (a)(b)(c)(d)	10,060	10,060
GO Bonds Fiscal 2006
Series E4
0.44%, 04/02/09 (a)(b)	15,525	15,525
0.44%, 04/02/09 (a)(b)(e)	1,000	1,000
GO Bonds Fiscal 2006
Series F4
0.25%, 04/02/09 (a)(b)	25,715	25,715
GO Bonds Fiscal 2006
Series I3
0.32%, 04/01/09 (a)(b)	1,000	1,000
GO Bonds Fiscal 2006
Series I4
0.37%, 04/01/09 (a)(b)	9,500	9,500
GO Bonds Fiscal 2006
Series I7
0.50%, 04/01/09 (a)(b)	3,000	3,000
GO Bonds Fiscal 2008
Series A1
0.45%, 04/02/09 (a)(c)(d)	5,180	5,180
GO Bonds Fiscal 2008
Series D3
0.25%, 04/02/09 (a)(c)	27,400	27,400
GO Bonds Fiscal 2008
Series D4
0.34%, 04/02/09 (a)(c)	4,000	4,000
GO Bonds Fiscal 2008
Series J6
0.27%, 04/01/09 (a)(b)	2,600	2,600
GO Bonds Fiscal 2008
Series J11
0.40%, 04/02/09 (a)(c)	34,300	34,300
GO Bonds Fiscal 2008
Series L6
0.30%, 04/01/09 (a)(c)	3,900	3,900
GO Bonds Fiscal 2009
Series F1
0.45%, 04/02/09 (a)(c)(d)	3,325	3,325
GO Bonds Fiscal 2009
Series H1
0.59%, 04/02/09 (a)(c)(d)	8,250	8,250
New York City Health & Hospitals Corp
Health System Bonds
Series 2008D
0.31%, 04/01/09 (a)(b)	10,375	10,375
New York City HFA
Housing RB (Normandie Court I)
Series 1991A
0.39%, 04/01/09 (a)(b)	52,790	52,790
New York City Housing Development Corp
M/F Mortgage RB (245 East 124th St)
Series 2008A
0.25%, 04/01/09 (a)(b)	7,500	7,500
M/F Mortgage RB (Bruckner by the Bridge)
Series 2008A
0.35%, 04/01/09 (a)(b)	15,000	15,000
M/F Rental Housing RB (2 Gold Street)
Series 2006A
0.35%, 04/01/09 (a)(b)	19,500	19,500
New York City IDA
Civic Facility RB (Jewish Board of Family & Childrens Services)
Series 2000
1.25%, 04/01/09 (a)(b)	15,820	15,820
Civic Facility RB (Lycee Francais de New York)
Series 2002B
0.35%, 04/02/09 (a)(b)	5,000	5,000
Civic Facility RB (New York Univ)
Series 2001
0.82%, 04/02/09 (a)(c)(d)	6,530	6,530
Civic Facility RB (Touro College)
Series 1999A
1.35%, 06/01/09 (b)	3,980	4,132
Civic Facility RB (United Jewish Appeal-Federation of Jewish Philanthropies of New York)
Series 2004B
0.38%, 04/01/09 (a)	6,000	6,000
New York City Municipal Water Finance Auth
CP Notes
Series 1
2.25%, 05/14/09	44,000	44,000
Crossover Refunding Bond
Series 2002E
0.45%, 04/02/09 (a)(c)(d)	8,590	8,590
Extendible CP Notes
Series 8
0.57%, 04/02/09	7,000	7,000
0.58%, 04/02/09	18,000	18,000
0.63%, 04/02/09	40,000	40,000
Water & Sewer System RB (Second General Resolution) Fiscal 2007
Series DD
0.44%, 04/02/09 (a)(c)(d)	2,200	2,200
0.45%, 04/02/09 (a)(c)(d)	1,455	1,455
Water & Sewer System RB (Second General Resolution) Fiscal 2008
Series AA
0.44%, 04/02/09 (a)(c)(d)	7,100	7,100
Water & Sewer System RB (Second General Resolution) Fiscal 2008
Series DD
0.45%, 04/02/09 (a)(c)(d)	3,925	3,925
0.83%, 04/02/09 (a)(c)(d)	5,205	5,205
Water & Sewer System RB (Second General Resolution) Fiscal 2009
Series FF2
0.54%, 04/02/09 (a)(c)(d)	30,000	30,000
Water & Sewer System RB Fiscal 2001
Series C
0.44%, 04/02/09 (a)(c)(d)	8,400	8,400

3

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Water & Sewer System RB Fiscal 2001
Series F2
0.37%, 04/01/09 (a)(c)	6,375	6,375
Water & Sewer System RB Fiscal 2002
Series A&G, Fiscal 2003 Series E & Crossover Refunding Bonds 2002E
0.45%, 04/02/09 (a)(c)(d)	13,405	13,405
Water & Sewer System RB Fiscal 2003
Series A
0.83%, 04/02/09 (a)(c)(d)	9,900	9,900
Water & Sewer System RB Fiscal 2003
Series E
0.83%, 04/02/09 (a)(c)(d)	1,765	1,765
1.00%, 04/02/09 (a)(c)(d)	5,600	5,600
Water & Sewer System RB Fiscal 2004
Series C
0.45%, 04/02/09 (a)(b)(c)(d)	4,000	4,000
Water & Sewer System RB Fiscal 2005
Series D
0.45%, 04/02/09 (a)(c)(d)	11,485	11,485
Water & Sewer System RB Fiscal 2006
Series A
0.37%, 04/02/09 (a)(b)(c)(d)	25,280	25,280
0.45%, 04/02/09 (a)(c)(d)	3,045	3,045
0.59%, 04/02/09 (a)(c)(d)	7,000	7,000
0.84%, 04/02/09 (a)(c)(d)	8,445	8,445
Water & Sewer System RB Fiscal 2006
Series D
0.45%, 04/02/09 (a)(c)(d)	8,785	8,785
Water & Sewer System RB Fiscal 2008
Series A
0.44%, 04/02/09 (a)(c)(d)	22,972	22,972
Water & Sewer System RB Fiscal 2008
Series B1
0.30%, 04/02/09 (a)(c)	30,798	30,798
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007
Series S1
0.45%, 04/02/09 (a)(b)(c)(d)	9,950	9,950
0.98%, 04/02/09 (a)(b)(c)(d)	9,900	9,900
Building Aid RB Fiscal 2007
Series S2
0.74%, 04/02/09 (a)(b)(c)(d)	7,295	7,295
Building Aid RB Fiscal 2009
Series S4
0.55%, 04/02/09 (a)(b)(c)(d)	16,435	16,435
Future Tax Secured Bonds Fiscal 1999
Series A
4.18%, 05/15/09 (b)	8,000	8,119
Future Tax Secured Bonds Fiscal 2001
Series B
0.45%, 04/01/09 (a)(c)	13,600	13,600
Future Tax Secured Bonds Fiscal 2002
Series B
0.54%, 04/02/09 (a)(c)(d)	27,165	27,165
1.30%, 04/02/09 (a)(c)(d)	9,605	9,605
Future Tax Secured Subordinate Bonds Fiscal 2007
Series B
0.44%, 04/02/09 (a)(c)(d)	5,000	5,000
0.45%, 04/02/09 (a)(c)(d)	2,800	2,800
Future Tax Secured Subordinate Bonds Fiscal 2007
Series C1
0.44%, 04/02/09 (a)(c)(d)	5,000	5,000
Future Tax Secured Subordinate Bonds Fiscal 2008
Series B
0.44%, 04/02/09 (a)(c)(d)	5,000	5,000
New York City Trust for Cultural Resources
RB (Museum of Modern Art)
Series 2001–1D
0.83%, 04/02/09 (a)(c)(d)	4,015	4,015
Refunding RB (American Museum of Natural History)
Series 2008B1
0.37%, 04/02/09 (a)(c)	10,000	10,000
Refunding RB (American Museum of Natural History)
Series 2008B2
0.37%, 04/02/09 (a)(c)	8,400	8,400
Refunding RB (American Museum of Natural History)
Series 2008B3
0.38%, 04/02/09 (a)(c)	7,100	7,100
Refunding RB (Museum of Modern Art)
Series 2008–1A
0.44%, 04/02/09 (a)(c)(d)	2,910	2,910
1.75%, 08/01/09	5,750	5,789
3.31%, 08/01/09	2,000	2,014
New York State
GO Bonds
Series 2000A
3.10%, 04/01/09 (b)	23,940	23,940
GO Bonds
Series 2000B
3.10%, 04/08/09 (b)	49,850	49,850
GO Bonds
Series 2009A
0.45%, 04/02/09 (a)(c)(d)	1,780	1,780
0.64%, 02/15/10	12,760	12,910
New York State Dormitory Auth
City Univ System Consolidated RB (Fifth General Resolution)
Series 2008C
0.50%, 04/02/09 (a)(b)	15,100	15,100
City Univ System Consolidated RB (Fifth General Resolution)
Series 2008D
0.35%, 04/02/09 (a)(b)	11,500	11,500
CP Notes (Cornell Univ)
0.65%, 06/11/09	23,660	23,660
Facilities Improvement RB (Mental Health Services)
Series 2008D
1.71%, 08/15/09	5,780	5,829
Hospital RB (New York & Presbyterian Hospital)
Series 2007
1.30%, 04/02/09 (a)(b)(c)(d)	9,900	9,900
Mental Health Services Facilities Improvement RB
Series 2003D1
4.99%, 02/15/10	1,010	1,010

4

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Catholic Health System)
Series 2008
0.41%, 04/02/09 (a)(b)	2,470	2,470
RB (Columbia Univ)
Series 2008A
0.45%, 04/02/09 (a)(c)(d)	2,995	2,995
RB (Culinary Institute of America)
Series 2004C
0.40%, 04/02/09 (a)(b)	3,000	3,000
RB (Culinary Institute of America)
Series 2004D
0.40%, 04/02/09 (a)(b)	3,150	3,150
RB (Culinary Institute of America)
Series 2006
0.40%, 04/02/09 (a)(b)	2,825	2,825
RB (D’Youville College)
Series 2008
0.65%, 04/02/09 (a)(b)	5,340	5,340
RB (Long Island Univ)
Series 2006A1
1.70%, 04/02/09 (a)(b)	21,570	21,570
RB (New York Univ)
Series 2001–2
0.83%, 04/02/09 (a)(c)(d)	3,450	3,450
RB (Park Ridge Hospital)
Series 2005
0.54%, 04/02/09 (a)(b)	960	960
RB (Pratt Institute)
Series 2009A
0.45%, 04/02/09 (a)(b)	10,775	10,775
RB (Royal Charter Properties-East)
Series 2006A
0.32%, 04/01/09 (a)(b)	77,590	77,590
RB (St. John’s Univ)
Series 2008A
0.42%, 04/02/09 (a)(b)	18,340	18,340
RB (St. John’s Univ)
Series 2008B1
0.42%, 04/02/09 (a)(b)	10,300	10,300
RB (Teresian House Housing)
Series 2003
0.59%, 04/02/09 (a)(b)	18,740	18,740
RB (Univ of Rochester)
Series 2006 B1
0.40%, 04/01/09 (a)(b)	3,750	3,750
RB (Wagner College)
Series 2009
0.35%, 04/01/09 (a)(b)	4,000	4,000
State Personal Income Tax RB
Series 2005B
3.26%, 04/02/09 (a)(c)(d)	7,015	7,015
3.26%, 04/02/09 (a)(c)(d)(e)	4,800	4,800
State Personal Income Tax RB
Series 2005D
0.70%, 03/15/10	2,435	2,535
State Personal Income Tax RB
Series 2005F
0.45%, 04/02/09 (a)(c)(d)	5,130	5,130
State Personal Income Tax RB
Series 2006C
0.59%, 04/02/09 (a)(c)(d)	14,000	14,000
State Personal Income Tax RB
Series 2008A
4.99%, 12/15/09	1,000	1,000
State Personal Income Tax RB
Series 2008B
0.45%, 04/02/09 (a)(c)(d)	4,520	4,520
State Personal Income Tax RB
Series 2009A
0.65%, 03/15/10	15,570	15,770
State Personal Income Tax Refunding RB
Series 2005B
3.26%, 04/02/09 (a)(c)(d)	30,495	30,495
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison Co of New York)
Series 2005A3
0.50%, 04/01/09 (a)(b)	3,000	3,000
Pollution Control Refunding RB (New York State Electric & Gas Corp) 1994
Series B
0.53%, 04/01/09 (a)(b)	13,000	13,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB (Second Resolution)
Series 2002B
1.00%, 04/02/09 (a)(c)(d)	24,750	24,750
State Clean Water & Drinking Water Revolving Funds RB (Second Resolution)
Series 2002K
0.45%, 04/02/09 (a)(c)(d)	10,705	10,705
State Personal Income Tax RB
Series 2008A
0.45%, 04/02/09 (a)(c)(d)	3,185	3,185
New York State HFA
Housing RB (10 Liberty St)
Series 2003A
0.32%, 04/01/09 (a)(b)	3,500	3,500
Housing RB (100 Maiden Lane)
Series 2004A
0.40%, 04/01/09 (a)(b)	15,500	15,500
Housing RB (20 River Terrace)
Series 2002A
0.35%, 04/01/09 (a)(b)	15,600	15,600
Housing RB (330 Riverdale Ave Apts)
Series 2008A
0.40%, 04/01/09 (a)(b)	9,600	9,600
Housing RB (505 West 37th St)
Series 2009A
0.45%, 04/01/09 (a)(b)	42,400	42,400
Housing RB (College Arms Apts)
Series 2008A
0.45%, 04/01/09 (a)(b)	3,795	3,795
Housing RB (Shore Hill)
Series 2008A
0.35%, 04/01/09 (a)(b)	19,500	19,500

5

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Service Contract Refunding RB
Series 2003B
0.40%, 04/01/09 (a)(b)	5,300	5,300
Service Contract Refunding RB
Series 2003I
0.45%, 04/01/09 (a)(b)	5,000	5,000
Service Contract Refunding RB
Series 2003L
0.40%, 04/01/09 (a)(b)	32,200	32,200
Service Contract Refunding RB
Series 2003M1
0.40%, 04/01/09 (a)(b)	16,100	16,100
Service Contract Refunding RB
Series 2003M2
0.40%, 04/01/09 (a)(b)	4,200	4,200
New York State Local Assistance Corp
Bonds
Series 1995C
0.24%, 04/01/09 (a)(b)	19,689	19,689
Refunding RB
Series 1993C
1.37%, 04/02/09 (a)(b)(c)(d)	9,900	9,900
Sr Lien Refunding Bonds
Series 2007A
0.68%, 04/01/10	10,000	10,429
New York State Mortgage Agency
Homeowner Mortgage RB
Series 155
2.00%, 04/01/09	1,510	1,510
Homeowner Mortgage RB
Series 159
0.40%, 04/01/09 (a)(c)	26,500	26,500
Homeowner Mortgage RB
Series 162
0.42%, 04/01/09 (a)(c)	8,300	8,300
New York State Power Auth
CP
Series 1
0.60%, 05/05/09	8,000	8,000
0.64%, 08/13/09	8,000	8,000
0.65%, 06/10/09	64,765	64,765
CP
Series 2
0.55%, 06/12/09	18,000	18,000
0.60%, 06/11/09	3,699	3,699
0.60%, 06/23/09	3,350	3,350
0.62%, 06/11/09	26,935	26,935
0.68%, 07/14/09	1,700	1,700
0.75%, 05/13/09	2,500	2,500
RB
Series 2007A
0.83%, 04/02/09 (a)(c)(d)	6,835	6,835
1.13%, 04/02/09 (a)(c)(d)	2,900	2,900
Tender Notes
Series 1985
1.60%, 09/01/09	8,000	8,000
New York State Thruway Auth
General RB
Series G
0.84%, 04/02/09 (a)(b)(c)(d)	3,330	3,330
0.89%, 04/02/09 (a)(b)(c)(d)	3,950	3,950
General RB
Series H
0.37%, 04/02/09 (a)(b)(c)(d)	17,705	17,705
Highway & Bridge Trust Fund Bonds
Series 2001B
1.69%, 04/01/09	1,000	1,000
Second General Highway & Bridge Trust Fund Bonds
Series 2008B
0.45%, 04/02/09 (a)(c)(d)	9,770	9,770
New York State Tobacco Settlement Financing Corp
Asset-Backed RB (State Contingency Contract)
Series 2003A1C
0.69%, 04/02/09 (a)(b)(c)(d)	4,795	4,795
New York State Urban Development Corp
Correctional Capital Facilities Refunding RB
Series 1993A
1.00%, 01/01/10	3,000	3,123
Service Contract Refunding RB
Series 2008A2
0.45%, 04/02/09 (a)(b)(c)	33,000	33,000
Service Contract Refunding RB
Series 2008A3
0.45%, 04/02/09 (a)(b)(c)	8,500	8,500
Service Contract Refunding RB
Series 2008A4
0.45%, 04/02/09 (a)(b)(c)	26,500	26,500
State Personal Income Tax RB
Series 2005B
0.84%, 04/02/09 (a)(c)(d)	9,195	9,195
State Personal Income Tax RB
Series 2008A1
1.04%, 12/15/09	4,000	4,111
State Personal Income Tax RB
Series 2009A1
0.45%, 04/02/09 (a)(c)(d)	4,995	4,995
0.60%, 04/02/09 (a)(c)(d)	2,540	2,540
State Personal Income Tax RB
Series 2009B1
0.62%, 03/15/10	1,000	1,031
0.65%, 03/15/10	24,000	24,756
Northport-East Northport Union Free SD
TAN 2008-2009
1.63%, 06/25/09	18,000	18,046
Oneida Cnty IDA
Civic Facility RB (Preswick Glen Civic Facility)
Series 2006
0.40%, 04/02/09 (a)(b)	15,000	15,000

6

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Onondaga Cnty IDA
Civic Facility RB (Syracuse Research)
Series 1997A
0.59%, 04/02/09 (a)(b)	4,650	4,650
Civic Facility RB (Syracuse Univ)
Series 2008B
0.38%, 04/01/09 (a)(b)	12,010	12,010
Otsego Cnty IDA
RB (Mary Imogene Bassett Hospital)
Series 2007A
0.65%, 04/02/09 (a)(b)	8,750	8,750
Oyster Bay
BAN 2009A
0.55%, 03/12/10	15,000	15,063
Port Auth of New York & New Jersey
Consolidated Bonds 144th
Series
0.45%, 04/02/09 (a)(c)(d)	1,695	1,695
Consolidated Bonds 148th
Series
0.54%, 04/02/09 (a)(c)(d)	28,800	28,800
0.86%, 04/02/09 (a)(c)(d)	2,690	2,690
0.87%, 04/02/09 (a)(c)(d)	5,540	5,540
0.92%, 04/02/09 (a)(c)(d)	36,350	36,350
CP
Series B
0.32%, 04/08/09	9,115	9,115
0.63%, 08/12/09	4,500	4,500
0.64%, 08/13/09	6,535	6,535
0.74%, 08/13/09	1,375	1,375
Putnam Cnty
2008 TAN
1.35%, 10/29/09	15,000	15,142
Sales Tax Asset Receivable Corp
RB Fiscal 2005
Series A
0.84%, 04/02/09 (a)(c)(d)	8,815	8,815
0.87%, 04/02/09 (a)(c)(d)	9,900	9,900
Saratoga Cnty IDA
RB (Saratoga Hospital Obligated Group)
Series 2007A
1.24%, 04/02/09 (a)(b)	3,945	3,945
St. Lawrence Cnty IDA
Civic Facility Refunding RB (Claxton-Hepburn Medical Center)
Series 2006
1.24%, 04/02/09 (a)(b)	3,710	3,710
Suffolk Cnty
TAN
Series 2009I
0.78%, 08/13/09	10,000	10,045
Syracuse IDA
Civic Facility RB (Crouse Health Hospital)
Series 2007A
1.24%, 04/01/09 (a)(b)	10,000	10,000
Civic Facility RB (Syracuse Univ)
Series 2005A
0.40%, 04/01/09 (a)(b)	5,400	5,400
Civic Facility Refunding RB (Crouse Health Hospital)
Series 2003A
1.24%, 04/01/09 (a)(b)	8,075	8,075
Triborough Bridge & Tunnel Auth
General Purpose RB
Series 2001A
0.72%, 04/02/09 (a)(c)(d)	4,900	4,900
1.23%, 04/02/09 (a)(c)(d)	4,980	4,980
General Purpose RB
Series Y
3.26%, 04/02/09 (a)(b)(c)(d)(e)	21,005	21,005
General RB
Series 2008C
0.44%, 04/02/09 (a)(c)(d)	3,750	3,750
General RB
Series 2009A1
1.95%, 01/20/10	20,000	20,216
General RB
Series 2009A2
0.45%, 04/02/09 (a)(c)(d)	3,330	3,330
General Refunding RB
Series 2002B
0.59%, 04/02/09 (a)(c)(d)	2,395	2,395
General Refunding RB
Series 2005B3
0.49%, 04/02/09 (a)(c)	6,475	6,475
Subordinate RB
Series 2003A
1.61%, 04/02/09 (a)(c)(d)	8,900	8,900
Subordinate RB
Series 2008D
0.45%, 04/02/09 (a)(c)(d)	4,995	4,995
1.83%, 11/15/09	5,000	5,067
Subordinate Refunding RB
Series 2000AB
1.25%, 04/01/09 (a)(b)(c)	6,500	6,500
Subordinate Refunding RB
Series 2002E
0.72%, 04/02/09 (a)(c)(d)	6,300	6,300
0.84%, 04/02/09 (a)(c)(d)	2,695	2,695
1.24%, 04/02/09 (a)(b)(c)(d)	13,850	13,850
1.29%, 04/02/09 (a)(c)(d)	34,425	34,425
2.05%, 04/01/09 (a)(c)(d)	16,315	16,315
Troy IDA
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2002B
0.34%, 04/02/09 (a)(b)	14,600	14,600
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2002C
0.60%, 04/02/09 (a)(b)	20,000	20,000
TSASC
Tobacco Flexible Amortization Bonds
Series 1999–1
1.60%, 07/15/09 (b)	1,550	1,587
5.88%, 07/15/09 (b)	1,000	1,024

7

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Ulster Cnty IDA
Civic Facility RB (Kingston Regional Sr Living Corp)
Series 2007C
0.38%, 04/02/09 (a)(b)	8,940	8,940
Village of East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home)
Series 2008
0.54%, 04/02/09 (a)(b)	9,375	9,375

		3,136,690

Puerto Rico 0.5%
Puerto Rico
GO Public Improvement Bonds
Series 2001A
0.79%, 04/02/09 (a)(b)(c)(d)	1,235	1,235
GO Public Improvement Refunding Bonds
Series 2007A9
0.27%, 04/02/09 (a)(b)	6,000	6,000
GO Public Improvement Refunding Bonds
Series 2008B
0.25%, 04/01/09 (a)(b)	600	600
TRAN
Series 2009 A2
1.65%, 07/30/09 (b)	7,000	7,031

		14,866

Total Municipal Securities (Cost $3,151,556)		3,151,556

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/09, the tax basis cost of the fund’s investments was $3,151,556.

(a)		Variable-rate security.

(b)		Credit-enhanced security.

(c)		Liquidity-enhanced security.

(d)		Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,012,177 or 32.3% of net assets.

(e)		Delayed-delivery security.

BAN	—	Bond anticipation note

CP	—	Commercial paper

GO	—	General obligation

HFA	—	Housing finance agency/authority

IDA	—	Industrial development agency/authority

IDRB	—	Industrial development revenue bond

M/F	—	Multi-family

RB	—	Revenue bond

SD	—	School district

TAN	—	Tax anticipation note

TRAN	—	Tax and revenue anticipation note

8

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Treasury Guaranty Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through September 18, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	3,151,556
Level 3 — Significant Unobservable Inputs	—

Total	$3,151,556

REG47706MAR09

9

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money FundTM
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.4%	Municipal Securities	610,205	610,205

99.4%	Total Investments	610,205	610,205
0.6%	Other Assets and Liabilities, Net		3,813

100.0%	Net Assets		614,018

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 99.4% of net assets

Pennsylvania 93.7%
Abington SD
GO Bonds
Series 2007
0.39%, 04/02/09 (a)(b)(c)(d)	7,430	7,430
Adams Cnty IDA
RB (Brethren Home Community)
Series 2007
0.55%, 04/02/09 (a)(b)	7,785	7,785
Allegheny Cnty Higher Education Building Auth
RB (Carnegie Mellon Univ)
Series 2008A
0.33%, 04/01/09 (a)(c)	5,600	5,600
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2005B
0.69%, 04/15/10 (e)	6,621	6,620
RB (Univ of Pittsburgh Medical Center)
Series 2006A
0.84%, 04/02/09 (a)(c)(d)	17,800	17,800
RB (Univ of Pittsburgh Medical Center)
Series 2007A2
0.50%, 04/02/09 (a)(b)(c)(d)	4,000	4,000
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
0.54%, 04/02/09 (a)(b)(c)(d)	9,640	9,640
RB (Univ of Pittsburgh Medical Center)
Series 2007D
0.50%, 04/02/09 (a)(b)(c)(d)	10,000	10,000
Berks Cnty Municipal Auth
RB (Reading Hospital & Medical Center)
Series 2009A1
0.44%, 04/02/09 (a)(c)	5,250	5,250
RB (Reading Hospital & Medical Center)
Series 2009A2
0.50%, 04/02/09 (a)(c)	3,525	3,525
Bucks Cnty IDA
Economic Development RB (Law School Admission Council)
Series 2003
0.55%, 04/01/09 (a)(b)	2,510	2,510
Butler Cnty General Auth
School RB (Butler Area SD)
Series 2007
0.54%, 04/02/09 (a)(b)(c)(d)	10,185	10,185
Butler Cnty IDA
Economic Development RB (Butler Cnty Family YMCA)
series 2005 0.54%, 04/02/09 (a)(b)	10,860	10,860
Central Bucks SD
GO Bonds
Series 2005
1.76%, 05/15/09	1,000	1,004
Commonwealth Financing Auth
RB
Series 2006A
0.84%, 04/02/09 (a)(c)(d)	9,850	9,850
Cumberland Cnty Municipal Auth
RB (Presbyterian Homes)
Series 2008C
2.57%, 04/02/09 (a)(b)	7,840	7,840
Delaware Cnty Auth
RB (Elwyn)
Series 2005B
0.35%, 04/01/09 (a)(b)	1,500	1,500
Delaware Cnty IDA
RB (Philadelphia YMCA)
Series 1999
0.62%, 04/01/09 (a)(b)	1,175	1,175
Delaware River Joint Toll Bridge Commission
Bridge System RB
Series 2007A
0.83%, 04/02/09 (a)(b)(c)(d)	7,495	7,495
Bridge System RB
Series 2007B1
1.30%, 04/02/09 (a)(b)	4,300	4,300
Delaware River Port Auth
Refunding RB
Series 2008A
0.50%, 04/02/09 (a)(b)	6,750	6,750
Erie Higher Education Building Auth
RB (Mercyhurst College)
Series 2003
0.49%, 04/02/09 (a)(b)	4,600	4,600

1

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Franklin Cnty IDA
Bonds (Menno Haven)
Series 2008
0.54%, 04/02/09 (a)(b)	7,760	7,760
Grove Hospital Auth
Health Care Facilities Refunding RB (Grove Manor)
Series 2005
3.04%, 04/02/09 (a)(b)	9,070	9,070
Hanover Public SD
GO Bonds
Series 2005
1.20%, 04/02/09 (a)(b)(c)	4,600	4,600
Harrisburg Auth
Water Refunding RB
Series 2002B
3.25%, 04/02/09 (a)(b)(c)	11,000	11,000
Haverford SD
GO Bonds
Series 2009
0.47%, 04/02/09 (a)(b)	3,500	3,500
Indiana Cnty IDA
Pollution Control RB (Conemaugh Project)
Series 1997A
0.55%, 04/01/09 (a)(b)	3,200	3,200
Pollution Control Refunding RB (New York State Electric & Gas)
Series 2006
0.50%, 04/01/09 (a)(b)	6,000	6,000
Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes)
Series 2008A
0.35%, 04/01/09 (a)(b)	1,560	1,560
RB (Landis Homes Retirement Community)
Series 2002
0.59%, 04/03/09 (a)(b)	5,000	5,000
Lehigh Cnty General Purpose Auth
RB (Good Shepherd Group)
Series 2008A
0.50%, 04/02/09 (a)(b)	11,245	11,245
Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water)
Series 2004A
0.91%, 04/02/09 (a)(b)(c)(d)	5,000	5,000
Manheim Township SD
GO Bonds
Series 2004
1.30%, 04/02/09 (a)(b)(c)	1,965	1,965
Montgomery Cnty Higher Education & Health Auth
RB (Philadelphia Geriatric Center)
Series 1999A
6.57%, 12/01/27 (b)	3,125	3,316
Montgomery Cnty IDA
Environmental Facilities RB (Lonza)
Series 2000
0.70%, 04/02/09 (a)(b)	7,000	7,000
Pollution Control Refunding RB (Peco Energy)
Series 1994A
0.67%, 08/05/09 (b)	13,340	13,340
0.60%, 08/06/09 (b)	15,000	15,000
Pollution Control Refunding RB (Peco Energy)
Series 1996A
0.67%, 08/05/09 (b)	10,000	10,000
RB (LaSalle College High School)
Series 2008
0.49%, 04/02/09 (a)(b)	1,875	1,875
Northhampton Cnty
RB (Binney & Smith)
Series 1997A
0.67%, 04/01/09 (a)(b)	7,500	7,500
Pennsylvania
GO Bonds Second
Series 2007A
0.47%, 04/02/09 (a)(c)(d)	10,080	10,080
GO Bonds Second Refunding
Series 2002
1.76%, 10/01/09	2,395	2,433
GO Bonds Second Refunding
Series 2003
1.75%, 07/01/09	2,000	2,016
Pennsylvania Economic Development Financing Auth
Economic Development RB Series (Lithographers Real Estate)
Series 2008B1
0.74%, 04/02/09 (a)(b)	4,500	4,500
Exempt Facilities RB (Shippingport)
Series 2005A
0.59%, 04/01/09 (a)(b)	11,000	11,000
Pennsylvania Energy Development Auth
RB (B&W Ebensburg)
Series 1986
0.65%, 04/01/09 (a)(b)	2,070	2,070
Pennsylvania HFA
M/F Housing Development Bonds (Foxwood Manor Apts)
Series 2008-0
0.50%, 04/02/09 (a)(b)	4,000	4,000
Rental Housing Refunding Bonds
Series 2008A
0.55%, 04/01/09 (a)(c)(f)	8,600	8,600
0.55%, 04/01/09 (a)(c)	1,880	1,880
Rental Housing Refunding Bonds
Series 2008B
0.55%, 04/01/09 (a)(c)	1,815	1,815
0.55%, 04/01/09 (a)(c)(f)	6,600	6,600
S/F Mortgage RB
Series 1996-47
1.39%, 10/01/09	1,165	1,196
S/F Mortgage RB
Series 1997-61A
0.69%, 04/02/09 (a)(c)(d)	6,885	6,885
S/F Mortgage RB
Series 2003-97A
0.65%, 04/02/09 (a)(c)(d)	1,230	1,230
S/F Mortgage RB
Series 2004-77B
0.80%, 04/01/09 (a)(c)	9,000	9,000

2

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
S/F Mortgage RB
Series 2004-82B
0.45%, 04/01/09 (a)(c)	6,585	6,585
S/F Mortgage RB
Series 2004-83B
0.80%, 04/01/09 (a)(c)	1,775	1,775
S/F Mortgage RB
Series 2004-83C
0.80%, 04/01/09 (a)(c)	8,650	8,650
S/F Mortgage RB
Series 2005-88C
2.60%, 04/01/09 (a)(c)	15,080	15,080
S/F Mortgage RB
Series 2005-90C
0.80%, 04/01/09 (a)(c)	10,000	10,000
S/F Mortgage RB
Series 2006-95A
0.69%, 04/02/09 (a)(c)(d)	2,500	2,500
S/F Mortgage RB
Series 2006-96A
0.68%, 04/02/09 (a)(c)(d)	3,060	3,060
S/F Mortgage RB
Series 2007-99A
0.59%, 04/02/09 (a)(c)(d)	4,680	4,680
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Independent Colleges & Universities)
Series 2004M3
0.66%, 04/02/09 (a)(b)	3,900	3,900
RB (Bryn Mawr College)
Series 2009
0.75%, 2/10/10	7,500	7,500
RB (Holy Family Univ)
Series 2008
0.47%, 04/02/09 (a)(b)	3,000	3,000
RB (Univ of Scranton)
Series 2002K1
2.65%, 11/01/09 (b)	1,675	1,675
RB (Waynesburg College)
Series 2002J4
3.29%, 05/01/09 (b)	3,600	3,601
Pennsylvania State Turnpike Commission
Refunding RB (Registration Fee)
Series 2005B
1.20%, 04/02/09 (a)(b)(c)	10,275	10,275
Subordinate RB
Series 2008A1
1.19%, 04/02/09 (a)(b)(c)(d)	4,330	4,330
Subordinate Revenue BAN
Series 2008C3
2.65%, 07/31/09	5,000	5,022
Turnpike BAN
Series 2007A
2.70%, 10/15/09	1,000	1,000
3.59%, 10/15/09	8,000	8,000
3.62%, 10/15/09	7,400	7,400
3.69%, 10/15/09	9,520	9,521
Turnpike RB
Series 2004A
1.24%, 04/02/09 (a)(b)(c)(d)	7,300	7,300
Pennsylvania State Univ
Bonds
Series 2007A
0.44%, 04/02/09 (a)(b)(c)(d)	2,300	2,300
Philadelphia
Airport RB
Series 2007A
0.51%, 04/02/09 (a)(b)(c)(d)	14,700	14,700
Airport Refunding RB
Series 2007B
0.52%, 04/02/09 (a)(b)(c)(d)	2,860	2,860
GO Refunding Bonds
Series 2007B
3.50%, 04/02/09 (a)(b)(c)	4,000	4,000
Water & Wastewater Refunding RB
Series 2003
2.75%, 04/01/09 (a)(b)(c)	8,555	8,555
Water & Wastewater Refunding RB
Series 2007A
0.80%, 04/02/09 (a)(b)(c)(d)	4,995	4,995
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center Obligated Group)
Series 2007B
0.54%, 04/02/09 (a)(b)(c)(d)	10,000	10,000
Philadelphia Gas Works
Revenue Notes CP
Series E
0.65%, 05/15/09 (b)	10,000	10,000
Pittsburgh SD
GO BAN
Series 2008
2.00%, 11/02/09	10,000	10,087
Somerset Cnty Hospital Auth
RB (Somerset Community Hospital)
Series 2007A
0.49%, 04/02/09 (a)(b)	2,050	2,050
Southcentral General Auth
RB (Wellspan Health Obligated Group)
Series 2008D
0.45%, 04/01/09 (a)(b)	6,000	6,000
Temple Univ
Univ Funding Obligations
Series 2008
1.55%, 04/21/09	5,000	5,003
Union Cnty Hospital Auth
Hospital RB (Evangelical Community Hospital)
Series 2001
0.52%, 04/02/09 (a)(b)	4,700	4,700

3

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Univ of Pittsburgh
Univ Capital Project & Refunding Bonds
Series 2000A
0.85%, 09/15/09	1,600	1,612
Univ Capital Project & Refunding Bonds
Series 2005C
0.85%, 05/06/09	10,000	10,000
Westmoreland Cnty IDA
IDRB (White Consolidated Industries)
Series 1982
1.27%, 06/01/09 (b)	6,890	6,890

		575,561

Puerto Rico 5.7%
Puerto Rico
GO Public Improvement Refunding Bonds
Series 2008B
0.25%, 04/01/09 (a)(b)	5,500	5,500
TRAN
Series 2009 A2
1.65%, 07/30/09 (b)	4,275	4,294
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.65%, 04/01/09 (a)(b)	14,300	14,300
Transportation Refunding RB
Series N
0.89%, 04/02/09 (a)(b)(c)(d)	5,000	5,000
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.83%, 04/02/09 (a)(b)(c)(d)	5,550	5,550

		34,644

Total Municipal Securities (Cost $610,205)		610,205

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/09, the tax basis cost of the fund’s investments was $610,205.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $166,870 or 27.2% of net assets.

(e)	Illiquid security. At the period end, the value of these amounted to $6,620 or 1.1% of net assets.

(f)	Delayed-delivery security.

BAN	— Bond anticipation note

GO	— General obligation

HFA	— Housing finance agency/authority

IDA	— Industrial development agency/authority

IDRB	— Industrial development revenue bond

RB	— Revenue bond

SD	— School district

TRAN	— Tax and revenue anticipation note

4

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Treasury Guaranty Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through September 18, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	610,205
Level 3 — Significant Unobservable Inputs	—

Total	$610,205

REG47709MAR09

5

The Charles Schwab Family of Funds
Schwab California AMT Tax-Free Money FundTM
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

100.0%	Municipal Securities	569,486	569,486

100.0%	Total Investments	569,486	569,486
0.0%	Other Assets and Liabilities		(53)

100.0%	Net Assets		569,433

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 100.0% of net assets

California 97.8%
Association of Bay Area Governments
COP (Harker School)
Series 2007
0.40%, 04/01/09 (a)(b)	665	665
RB (Air Force Village West)
Series 2005
0.44%, 04/02/09 (a)(b)	590	590
RB (Branson School)
Series 2008
1.25%, 04/02/09 (a)(b)	8,000	8,000
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2006F
1.00%, 04/01/10	3,000	3,119
San Francisco Bay Area Toll Bridge RB
Series 2006F & 2007F
0.42%, 04/02/09 (a)(c)(d)	2,830	2,830
San Francisco Bay Area Toll Bridge RB
Series 2006 & 2008 F1
0.54%, 04/02/09 (a)(c)(d)	8,665	8,665
Berkeley
TRAN 2008-2009
2.25%, 10/29/09	5,000	5,049
California
Economic Recovery Bonds
Series 2004C16
2.00%, 04/01/09 (a)(b)(c)	1,285	1,285
GO Bonds
0.44%, 04/02/09 (a)(b)(c)(d)	4,800	4,800
GO Bonds
4.71%, 03/01/10 (b)	5,000	5,265
GO Refunding Bonds
0.42%, 04/02/09 (a)(b)(c)(d)	4,995	4,995
GO Refunding Bonds
Series 2007
0.46%, 04/02/09 (a)(b)(c)(d)	3,124	3,124
Various Purpose GO Bonds
1.60%, 04/02/09 (a)(b)(c)(d)	5,000	5,000
California Department of Water Resources
Power Supply RB
Series 2002A
1.85%, 05/01/09	4,180	4,192
1.02%, 05/01/09	1,010	1,013
1.50%, 05/01/09	1,225	1,229
Power Supply RB
Series 2002C1
0.80%, 04/02/09 (a)(b)	1,300	1,300
Power Supply RB
Series 2002C4
0.25%, 04/02/09 (a)(b)	1,700	1,700
Water System RB (Central Valley)
Series W
1.04%, 12/01/09	1,495	1,539
1.10%, 12/01/09	1,745	1,796
California Educational Facilities Auth
RB (Univ of San Diego)
Series 1999 & Refunding RB (Loyola Marymount Univ)
Series 2001A
0.46%, 04/02/09 (a)(b)(c)(d)	3,685	3,685
RB (Univ of Southern California)
Series 2009A
0.44%, 04/02/09 (a)(c)(d)	2,220	2,220
California Health Facilities Financing Auth
RB (Catholic Healthcare West)
Series 2004J
0.30%, 04/01/09 (a)(b)	500	500
RB (Catholic Healthcare West)
Series 2008F
0.45%, 04/01/09 (a)(b)	2,500	2,500
RB (Scripps Health)
Series 2008C
0.25%, 04/01/09 (a)(b)	8,350	8,350
RB (Scripps Health)
Series 2008D
0.30%, 04/01/09 (a)(b)	1,000	1,000
RB (Sutter Health)
Series 2007A
0.42%, 04/02/09 (a)(c)(d)	5,720	5,720
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program)
Series 2008
0.72%, 04/02/09 (a)(b)	3,630	3,630
RB (Bay Area Toll Bridges Seismic Retrofit)
Series 2003A
3.19%, 04/02/09 (a)(b)(c)(d)	7,180	7,180

1

Schwab California AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (SRI International)
Series 2003A
0.30%, 04/02/09 (a)(b)	1,455	1,455
Refunding RB (The J. Paul Getty Trust)
Series 2007A1
1.70%, 04/01/09	3,600	3,600
California School Cash Reserve Program Auth
COP (2008-2009 TRANS)
Series A
1.65%, 07/06/09 (b)	3,000	3,010
California Statewide Communities Development Auth
Bonds (House Ear Institute)
Series 2007
0.96%, 04/02/09 (a)(b)	7,910	7,910
M/F Housing Refunding RB (Irvine Apt Communities)
Series 2008C2 & 2008C3
0.64%, 04/02/09 (a)(b)(c)(d)	2,000	2,000
RB (Center for Early Education)
Series 2001
1.25%, 04/02/09 (a)(b)	3,000	3,000
RB (Kaiser Permanente)
Series 2002E
3.00%, 06/01/09	1,000	1,002
4.67%, 06/01/09	2,000	2,005
RB (Kaiser Permanente)
Series 2004E
3.76%, 04/01/10	2,200	2,238
RB (Kaiser Permanente)
Series 2006D
0.75%, 06/03/09	5,000	5,000
0.50%, 07/28/09	5,000	5,000
0.51%, 08/20/09	3,000	3,000
RB (Kaiser Permanente)
Series 2008B
0.53%, 08/20/09	7,500	7,500
0.65%, 09/03/09	5,000	5,000
RB (National Public Radio)
Series 2002
0.53%, 04/01/09 (a)(b)	1,245	1,245
RB (Sutter Health)
Series 2008C
0.42%, 04/02/09 (a)(c)(d)	1,295	1,295
TRAN Program Note Participations (Certain Local Agencies)
Series 2008A1
1.80%, 06/30/09 (b)	2,000	2,006
TRAN Program Note Participations (Fresno)
Series 2008A2
1.64%, 06/30/09	2,000	2,007
TRAN Program Note Participations (Riverside)
Series 2008A3
1.64%, 06/30/09	2,000	2,007
TRAN Program Note Participations (San Bernardino)
Series 2008A4
1.64%, 06/30/09	2,000	2,008
0.80%, 06/30/09	1,500	1,506
Chaffey Community College District
GO Bonds (Election of 2002)
Series 2005B
1.29%, 04/02/09 (a)(c)(d)	6,600	6,600
Clovis USD
GO Bonds (Election of 2004)
Series B
0.41%, 04/02/09 (a)(b)(c)(d)	3,560	3,560
GO Refunding Bonds 2008
1.59%, 08/01/09	4,110	4,122
Coast Community College District
GO Bonds (Election of 2002)
Series 2006C
0.46%, 04/02/09 (a)(c)(d)	4,845	4,845
Contra Costra Transportation Auth
Subordinate Sales Tax Revenue CP Notes (Limited Tax Bonds)
Series A
0.55%, 04/22/09 (b)	4,945	4,945
Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center)
Series 2002A
0.40%, 04/01/09 (a)(b)	1,480	1,480
East Bay Municipal Utility District
Wastewater System Subordinated Refunding RB
Series 2008C
1.00%, 04/01/09 (a)(c)	5,810	5,810
Water & Wastewater CP
0.60%, 04/02/09 (c)	4,000	4,000
Water System Subordinated Refunding RB
Series 2008A3
1.00%, 04/01/09 (a)(c)	750	750
Water System Subordinated Refunding RB
Series 2009A1
0.54%, 03/01/10	5,000	5,000
Water System Subordinated Refunding RB
Series 2009A2
0.54%, 03/01/10	5,575	5,575
Glendale
Hospital Refunding RB (Adventist Health System/West)
Series 1991A
0.54%, 04/02/09 (a)(b)(c)(d)	1,525	1,525
Water RB
Series 2008
0.46%, 04/02/09 (a)(b)(c)(d)	2,945	2,945
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2005A
0.70%, 04/02/09 (a)(b)(c)(d)	5,000	5,000
Grossmont Union High SD
GO Bonds (Election of 2004)
Series 2006
0.46%, 04/02/09 (a)(c)(d)	2,350	2,350
Irvine
Lease RB (Capital Improvement)
Series 1985
0.40%, 04/02/09 (a)(b)	495	495

2

Schwab California AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Kern Cnty
TRAN 2008-2009
0.85%, 06/30/09	2,500	2,511
1.60%, 06/30/09	3,000	3,013
Loma Linda
RB (Loma Linda Univ Medical Center)
Series 2007B1
0.25%, 04/02/09 (a)(b)	8,800	8,800
Los Angeles
GO Bonds
Series 2005A
0.62%, 09/01/09	2,000	2,024
TRAN 2008
1.50%, 06/30/09	2,000	2,007
1.55%, 06/30/09	2,000	2,007
Wastewater System Refunding RB
Series 2002A
3.54%, 04/02/09 (a)(c)(d)	800	800
Wastewater System Refunding RB
Series 2005A
1.10%, 04/02/09 (a)(c)(d)	10,000	10,000
Wastewater System Subordinate Refunding RB
Series 2008A
0.20%, 04/02/09 (a)(b)	2,000	2,000
Los Angeles Cnty
TRAN 2008-2009
Series A
0.75%, 06/30/09	1,000	1,004
1.37%, 06/30/09	1,000	1,004
1.58%, 06/30/09	2,500	2,510
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB (Proposition A)
Series 2008A4
3.00%, 04/02/09 (a)(c)	10,825	10,825
Second Subordinate Sales Tax Revenue CP
Series A
2.00%, 04/03/09 (b)	4,000	4,000
Los Angeles Community College District
GO Bonds (2001 Election)
Series 2007A
0.83%, 04/02/09 (a)(c)(d)	10,000	10,000
Los Angeles Department of Water & Power
Power System RB
Series 2001B1
0.23%, 04/02/09 (a)(c)	1,000	1,000
Power System RB
Series 2001B2
0.23%, 04/02/09 (a)(c)	1,550	1,550
Water System RB
Series 2006A1
0.82%, 04/02/09 (a)(c)(d)	8,000	8,000
Water System RB
Series 2006A2
1.23%, 04/02/09 (a)(c)(d)	4,000	4,000
1.24%, 04/02/09 (a)(c)(d)	7,500	7,500
Los Angeles Municipal Improvement Corp
Lease Revenue CP
Series A1
1.00%, 04/06/09 (b)	6,950	6,950
0.95%, 04/07/09 (b)	1,000	1,000
0.60%, 05/20/09 (b)	12,800	12,800
0.05%, 05/26/09 (b)	1,000	1,000
0.70%, 05/27/09 (b)	10,000	10,000
0.75%, 05/27/09 (b)	200	200
Los Angeles USD
GO Bonds (Election of 2002)
Series 2007C; GO Bonds (Election of 2004) Series 2005E, 2006F&G & 2007H; GO Refunding Bonds Series 2005A1
0.46%, 04/02/09 (a)(c)(d)	900	900
GO Bonds (Election of 2004)
Series 2007H
1.17%, 07/01/09	2,355	2,377
GO Bonds (Election of 2005)
Series 2007E
1.80%, 07/01/09	2,250	2,262
GO Refunding Bonds
Series 2007A1
0.54%, 04/02/09 (a)(c)(d)	10,100	10,100
0.79%, 04/02/09 (a)(c)(d)	3,235	3,235
M-S-R Public Power Agency
Subordinate Lien RB
Series 2008M
0.45%, 04/01/09 (a)(b)	600	600
Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008B
1.80%, 06/16/09	5,000	5,000
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008C
0.21%, 04/01/09 (a)	3,300	3,300
Newport-Mesa USD
GO Bonds (Election of 2005)
Series 2007
0.41%, 04/02/09 (a)(c)(d)	1,180	1,180
Orange Cnty
Apartment Development Refunding RB (Villas Aliento)
Series 1998E
0.30%, 04/02/09 (a)(b)	1,000	1,000
TRAN
Series 2008-2009
1.54%, 06/30/09	5,000	5,018
Orange Cnty Sanitation District
COP
Series 2007B
0.83%, 04/02/09 (a)(c)(d)	3,990	3,990
Refunding COP
Series 2008C
0.98%, 12/10/09	3,000	3,031

3

Schwab California AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Oxnard Financing Auth
Water Revenue Project Bonds
Series 2006
0.95%, 08/13/09 (b)(c)(d)	3,000	3,000
Peralta Community College District
GO Bonds (Election of 2006)
Series 2007B
0.83%, 04/02/09 (a)(b)(c)(d)	4,000	4,000
Placer Cnty Water Agency
Second Sr Water Revenue COP
Series 2007
0.85%, 04/23/09 (b)(c)(d)	3,000	3,000
Richmond
Wastewater Refunding RB
Series 2008A
0.37%, 04/02/09 (a)(b)	3,000	3,000
Riverside
Electric RB
Series 2008D
0.65%, 04/01/09 (a)(c)(d)	4,750	4,750
Riverside Cnty Transportation Commission
Sales Tax RB
Series 2008A2
1.55%, 12/01/09	1,000	1,017
1.59%, 12/01/09	2,445	2,486
3.84%, 12/01/09	2,000	2,034
Riverside Cnty Western Municipal Water District
Refunding BAN 2008
2.00%, 06/01/09	4,000	4,010
Roseville
Electric System Revenue Refunding COP
Series 2008A
2.50%, 04/02/09 (a)(b)	1,000	1,000
Roseville Joint Union High SD
GO Bonds (Election of 2004)
Series C
0.46%, 04/02/09 (a)(c)(d)	2,210	2,210
Sacramento Cnty Sanitation District Financing Auth
Refunding RB
Series 2007B
0.51%, 04/02/09 (a)(b)(c)(d)	5,000	5,000
Sacramento Municipal Utility District
Subordinated Electric Refunding RB
Series 2008J
0.40%, 04/02/09 (a)(b)	2,500	2,500
Sacramento Transportation Auth
Measure A Sales Tax Revenue Notes (Limited Tax Bonds)
Series 2007A
0.45%, 10/01/09	3,000	3,068
0.60%, 10/01/09	1,500	1,534
0.66%, 10/01/09	2,000	2,034
Sacramento USD
GO Bonds (Election of 2002)
Series 2007
0.46%, 04/02/09 (a)(b)(c)(d)	195	195
San Diego Cnty & SDs Pool Program
TRAN Program Note Participations
Series 2008B
1.63%, 06/30/09	3,600	3,616
San Diego Cnty Regional Airport Auth
Subordinate Airport Revenue CP Notes
Series A & B
0.55%, 06/11/09 (b)	1,000	1,000
San Diego Cnty Water Auth
CP 2006
Series 2
0.65%, 06/11/09 (c)	1,000	1,000
1.00%, 06/18/09 (c)	7,500	7,500
CP 2006
Series 3
2.00%, 04/02/09 (c)	7,500	7,500
Water Revenue COP
Series 2008A
0.84%, 04/02/09 (a)(c)(d)	6,840	6,840
San Diego USD
GO Bonds (Election of 1998)
Series 1999A
0.92%, 07/01/09	6,270	6,256
San Francisco
GO Bonds (San Francisco General Hospital Improvement Bonds 2008)
Series 2009A
0.51%, 04/02/09 (a)(c)(d)	3,000	3,000
San Francisco Airports Commission
Subordinate CP Notes
Series B
0.50%, 04/07/09 (b)	2,720	2,720
San Francisco Public Utilities Commission
Wastewater CP
0.50%, 06/09/09 (b)	4,500	4,500
0.60%, 06/11/09 (b)	2,000	2,000
Water CP
0.75%, 06/11/09 (b)	5,000	5,000
Water Refunding RB
Series 2006A
0.44%, 04/02/09 (a)(b)(c)(d)	3,155	3,155
San Francisco USD
TRAN 2008
0.98%, 11/25/09	2,500	2,533
San Mateo Cnty Community College District
GO Bonds (Election of 2005)
Series 2006B
0.46%, 04/02/09 (a)(c)(d)	6,060	6,060

4

Schwab California AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
San Mateo Joint Powers Financing Auth
Lease RB (Public Safety)
Series 2007A
0.40%, 04/02/09 (a)(b)	2,650	2,650
Santa Clara Valley Transportation Auth
Refunding RB (2000 Measure A Sales Tax)
Series 2008B
0.20%, 04/02/09 (a)(c)	200	200
Sequoia Union High SD
GO Bonds (Election of 2004)
Series 2005B
0.84%, 04/02/09 (a)(b)(c)(d)	1,500	1,500
Simi Valley USD
GO Bonds (Election of 2004)
Series 2007C
0.41%, 04/02/09 (a)(b)(c)(d)	3,440	3,440
Southern California Metropolitan Water District
Water Refunding RB
Series 2008C
1.61%, 07/01/09	5,830	5,850
Southern California Public Power Auth
Refunding BR (Magnolia Power)
Series 2007-1
1.30%, 04/01/09 (c)	7,675	7,675
Revenue Notes (Canyon Power)
Series 2008A
1.00%, 12/02/09	5,000	5,050
Subordinate Refunding RB (Transmission Project)
Series 1991
1.30%, 04/01/09 (a)(b)	3,400	3,400
Univ of California
CP Notes
Series A
0.45%, 06/11/09	6,000	6,000
General RB
Series 2007J
0.44%, 04/02/09 (a)(c)(d)	7,665	7,665
0.84%, 04/02/09 (a)(c)(d)	3,045	3,045
General RB
Series 2008L
0.42%, 04/02/09 (a)(c)(d)	1,695	1,695
Victor Valley Community College District
COP
Series 1997
0.69%, 04/02/09 (a)(b)	4,950	4,950
West Contra Costa USD
GO Bonds (Election of 2002)
Series C
0.41%, 04/02/09 (a)(b)(c)(d)	7,000	7,000
West Hills Community College District
COP (2008 Refunding Project)
0.40%, 04/01/09 (a)(b)	6,025	6,025
Westminster Redevelopment Agency
Subordinate Tax Allocation Bonds (Police Facility)
Series 2009
0.54%, 04/02/09 (a)(b)(c)(d)	1,000	1,000

		556,898

Puerto Rico 2.2%
Puerto Rico
TRAN
Series 2009A2
1.65%, 07/30/09 (b)	4,000	4,018
Puerto Rico Electric Power Auth
Power RB
Series HH
0.47%, 04/02/09 (a)(b)(c)(d)	5,145	5,145
Puerto Rico Housing Finance Corp
Homeownership Mortgage RB
Series 2000A
0.69%, 04/02/09 (a)(b)(c)(d)	1,725	1,725
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.83%, 04/02/09 (a)(b)(c)(d)	1,700	1,700

		12,588

Total Municipal Securities (Cost $569,486)		569,486

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/09, the tax basis cost of the fund’s investments was $569,486.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $213,169 or 37.4% of net assets.

BAN	— Bond anticipation note

COP	— Certificate of participation

CP	— Commercial Paper

GO	— General obligation

RB	— Revenue bond

SD	— School district

TRAN	— Tax and revenue anticipation note

USD	— Unified school district

5

Schwab California AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Treasury Guaranty Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through September 18, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties
Level 1 — Quoted Prices	$0
Level 2 — Other Significant Observable Inputs	569,486
Level 3 — Significant Unobservable Inputs	0

Total	$569,486

REG47705MAR09

6

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

86.6%	Fixed-Rate Obligations	911,152	911,152
6.0%	Variable-Rate Obligations	63,103	63,103
7.0%	Other Investment	73,812	73,812

99.6%	Total Investments	1,048,067	1,048,067
0.4%	Other Assets and Liabilities, Net		4,458

100.0%	Net Assets		1,052,525

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Fixed-Rate Obligations 86.6% of net assets

Bank Notes 2.2%
Bank of America, N.A., (FDIC Insured)
0.53%, 05/14/09 (a)(f)	3,000	3,000
0.52%, 06/09/09 (a)(f)	2,000	2,000
0.75%, 08/24/09 (a)(f)	11,000	11,000
Wells Fargo Bank, N.A.
0.25%, 04/13/09	7,000	7,000

		23,000

Certificates of Deposit 29.5%
Australia & New Zealand Banking Group Ltd.
0.75%, 04/27/09	1,000	1,000
0.76%, 06/04/09	9,000	9,000
Banco Bilbao Vizcaya Argentaria S.A.
0.50%, 04/15/09	3,000	3,000
Bank of America, N.A.
0.40%, 04/15/09	4,000	4,000
0.62%, 04/28/09	9,000	9,000
0.60%, 05/18/09	1,000	1,000
0.80%, 06/05/09	3,000	3,000
1.39%, 09/04/09	6,000	6,000
Bank of Nova Scotia
0.55%, 04/07/09	5,000	5,000
0.55%, 04/14/09	2,000	2,000
0.50%, 04/20/09	7,000	7,000
Bank of Tokyo Mitsubishi UFJ Ltd.
1.20%, 04/02/09	4,000	4,000
Barclays Bank PLC
1.40%, 06/08/09	7,000	7,000
BNP Paribas
1.20%, 04/02/09	18,000	18,000
0.87%, 04/07/09	9,000	9,000
0.75%, 04/13/09	1,000	1,000
0.97%, 06/03/09	11,000	11,000
1.05%, 07/09/09	1,000	1,000
1.05%, 07/10/09	1,000	1,000
Chase Bank (USA), N.A.
0.40%, 04/06/09	11,000	11,000
0.51%, 04/09/09	1,000	1,000
0.55%, 06/17/09	9,000	9,000
Citibank, N.A.
1.00%, 04/28/09	7,000	7,000
1.32%, 06/11/09	3,000	3,000
1.22%, 06/22/09	10,000	10,000
Commonwealth Bank of Australia
0.90%, 05/08/09	10,000	10,000
Credit Agricole S.A.
1.00%, 05/04/09	5,000	5,000
1.12%, 06/02/09	5,000	5,000
1.00%, 06/05/09	5,000	5,000
DnB NOR Bank ASA
0.80%, 05/15/09	2,000	2,000
HSBC Bank PLC
1.00%, 04/06/09	1,000	1,000
0.95%, 06/09/09	1,000	1,000
1.00%, 06/11/09	7,000	7,000
1.00%, 06/18/09	1,000	1,000
Intesa Sanpaolo
0.97%, 05/22/09	1,000	1,000
0.97%, 05/26/09	3,000	3,000
1.05%, 06/09/09	1,000	1,000
Lloyds TSB Bank PLC
1.21%, 06/03/09	1,000	1,000
1.28%, 06/10/09	1,000	1,000
Mitsubishi UFJ Trust & Banking Corp.
1.40%, 04/03/09	5,000	5,000
1.24%, 05/08/09	5,000	5,000
1.23%, 05/29/09	1,000	1,000
Mizuho Corporate Bank Ltd.
0.95%, 05/12/09	3,000	3,000
0.95%, 05/15/09	10,000	10,000
National Australia Bank Ltd.
0.75%, 06/18/09	10,000	10,000
0.65%, 06/26/09	5,000	5,000
Rabobank Nederland
0.52%, 04/08/09	2,000	2,000
1.00%, 09/03/09	4,000	4,000
1.00%, 09/09/09	1,000	1,000
1.00%, 09/10/09	13,000	13,000
1.00%, 09/17/09	2,000	2,000

1

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Royal Bank of Scotland PLC
1.34%, 04/08/09	4,000	4,000
1.25%, 04/09/09	2,000	2,000
Societe Generale
0.65%, 04/09/09	3,000	3,000
1.11%, 07/09/09	5,000	5,000
1.17%, 07/13/09	5,000	5,000
State Street Bank & Trust Co., N.A.
0.50%, 04/17/09	2,000	2,000
Sumitomo Mitsui Banking Corp.
0.90%, 05/06/09	3,000	3,000
1.00%, 06/05/09	5,000	5,000
Sumitomo Trust & Banking Co.
1.15%, 05/29/09	4,000	4,000
Svenska Handelsbanken AB
0.54%, 04/20/09	4,000	4,000
0.92%, 05/13/09	4,000	4,000
Toronto Dominion Bank
1.00%, 09/08/09	6,000	6,000
1.47%, 11/12/09	3,000	3,000
1.50%, 12/11/09	3,000	3,000
Union Bank, N.A.
0.65%, 04/16/09	1,000	1,000
Westpac Banking Corp.
0.70%, 06/12/09	9,000	9,000

		311,000

Commercial Paper & Other Corporate Obligations 26.9%
Alpine Securitzation Corp.
0.43%, 04/23/09 (a)(b)(c)	5,000	4,999
Amsterdam Funding Corp.
0.50%, 04/06/09 (a)(b)(c)	2,000	2,000
Atlantis One Funding Corp.
0.60%, 04/22/09 (a)(b)(c)	15,000	14,995
0.60%, 04/23/09 (a)(b)(c)	2,000	1,999
0.62%, 04/24/09 (a)(b)(c)	2,000	1,999
Australia & New Zealand Banking Group
0.72%, 05/27/09	2,000	1,998
0.72%, 05/28/09	3,000	2,997
Bank of America Corp., (FDIC Insured)
0.60%, 07/13/09 (a)(f)	5,000	4,991
Cancara Asset Securitization, L.L.C.
1.00%, 04/07/09 (a)(b)(c)	3,000	3,000
1.00%, 04/14/09 (a)(b)(c)	7,000	6,997
1.05%, 05/07/09 (a)(b)(c)	1,000	999
Chariot Funding, L.L.C.
0.47%, 04/15/09 (a)(b)(c)	3,000	2,999
0.45%, 04/17/09 (a)(b)(c)	8,000	7,998
0.40%, 04/21/09 (a)(b)(c)	4,500	4,499
Citigroup Funding, Inc., (FDIC Insured)
0.30%, 04/06/09 (a)(f)	31,000	30,999
0.35%, 05/12/09 (a)(f)	7,000	6,997
CRC Funding, L.L.C.
1.00%, 06/24/09 (a)(b)(c)	9,000	8,979
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.90%, 04/13/09 (b)(c)	9,000	8,997
0.82%, 04/29/09 (b)(c)	1,000	999
1.35%, 06/05/09 (b)(c)	1,000	998
Danske Corp.
1.15%, 06/19/09 (a)(c)	9,000	8,977
1.20%, 07/14/09 (a)(c)	1,000	997
Gemini Securitization Corp., L.L.C.
0.50%, 04/01/09 (a)(b)(c)	2,000	2,000
0.75%, 04/17/09 (a)(b)(c)	2,000	1,999
0.80%, 04/29/09 (a)(b)(c)	5,000	4,997
0.80%, 05/06/09 (a)(b)(c)	3,000	2,998
General Electric Capital Corp., (FDIC Insured)
0.20%, 04/13/09 (a)(f)	6,000	6,000
0.20%, 04/14/09 (a)(f)	3,000	3,000
0.33%, 05/13/09 (a)(f)	6,000	5,998
0.37%, 05/13/09 (a)(f)	3,000	2,999
0.60%, 06/08/09 (a)(f)	1,000	999
0.50%, 08/21/09 (a)(f)	7,000	6,986
0.58%, 09/11/09 (a)(f)	5,000	4,987
Kitty Hawk Funding Corp.
0.74%, 06/09/09 (a)(b)(c)	3,000	2,996
Nationwide Building Society U.S.
1.26%, 06/18/09	3,000	2,992
1.26%, 06/22/09	2,000	1,994
Nokia Corp.
0.55%, 04/15/09 (c)	4,000	3,999
Old Line Funding, L.L.C.
0.75%, 05/05/09 (a)(b)(c)	5,000	4,996
0.67%, 05/12/09 (a)(b)(c)	5,000	4,996
Proctor & Gamble Co.
0.37%, 06/16/09	4,000	3,997
Rabobank USA Financial Corp.
0.75%, 06/02/09 (a)	1,000	999
Ranger Funding Co., L.L.C.
0.50%, 04/20/09 (a)(b)(c)	4,300	4,299
0.50%, 04/21/09 (a)(b)(c)	2,000	1,999
0.72%, 05/14/09 (a)(b)(c)	4,000	3,997
0.75%, 06/01/09 (a)(b)(c)	5,000	4,994
0.75%, 06/09/09 (a)(b)(c)	2,000	1,997
Santander Central Hispano Finance (Delaware), Inc.
0.92%, 05/04/09 (a)	4,000	3,997
Sheffield Receivables Corp.
0.55%, 05/07/09 (a)(b)(c)	3,000	2,998
Solitaire Funding, L.L.C.
1.10%, 04/06/09 (a)(b)(c)	7,000	6,999
0.85%, 04/15/09 (a)(b)(c)	1,000	1,000
1.15%, 05/06/09 (a)(b)(c)	2,000	1,998
Thames Asset Global Securitization No. 1, Inc.
0.55%, 04/14/09 (a)(b)(c)	3,000	2,999
Thunder Bay Funding, L.L.C.
0.45%, 04/16/09 (a)(b)(c)	5,000	4,999
0.75%, 05/06/09 (a)(b)(c)	3,896	3,893
Ticonderoga Funding, L.L.C.
0.45%, 04/16/09 (a)(b)(c)	3,000	2,999
Variable Funding Capital Corp.
0.45%, 04/14/09 (a)(b)(c)	6,000	5,999
0.40%, 04/15/09 (a)(b)(c)	1,000	1,000
0.45%, 05/01/09 (a)(b)(c)	3,000	2,999
0.62%, 05/29/09 (a)(b)(c)	3,000	2,997

2

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Westpac Securities NZ Ltd.
1.26%, 05/29/09 (a)(c)	2,000	1,996
Whistlejacket Capital, L.L.C., (SIV)
- , 04/15/08 (b)(c)(d)(e)	1,578	1,577
- , 05/19/08 (b)(c)(d)(e)	788	788
Yorktown Capital, L.L.C.
0.65%, 04/23/09 (a)(b)(c)	8,000	7,997
0.65%, 04/24/09 (a)(b)(c)	2,000	1,999
0.72%, 06/10/09 (a)(b)(c)	6,000	5,992

		282,857

Fixed-Rate Coupon Notes 0.2%
Freddie Mac
1.30%, 06/11/09	2,000	2,014

		2,014

Fixed-Rate Discount Notes 27.8%
Fannie Mae
0.35%, 04/02/09	50,000	49,999
1.21%, 04/28/09	5,000	4,995
1.16%, 05/01/09	19,000	18,982
0.25%, 06/01/09	5,000	4,998
0.50%, 07/01/09	3,000	2,996
0.76%, 12/01/09	3,000	2,985
Federal Home Loan Bank
0.19%, 04/13/09	10,000	9,999
2.43%, 04/13/09	3,000	2,998
0.36%, 04/17/09	13,000	12,998
0.34%, 04/20/09	10,000	9,998
0.31%, 04/24/09	5,000	4,999
0.38%, 05/08/09	19,000	18,993
0.30%, 05/15/09	4,000	3,999
0.60%, 09/09/09	10,000	9,973
1.22%, 12/04/09	8,000	7,934
Freddie Mac
1.18%, 04/24/09	3,000	2,998
1.16%, 05/11/09	17,000	16,978
1.37%, 05/26/09	3,000	2,994
0.25%, 06/01/09	4,300	4,298
0.50%, 06/05/09	16,000	15,986
0.46%, 06/10/09	5,000	4,996
0.61%, 09/01/09	1,400	1,396
0.60%, 09/02/09	20,000	19,949
0.61%, 09/15/09	29,000	28,918
0.60%, 09/21/09	27,000	26,922

		292,281

Total Fixed-Rate Obligations (Cost $911,152)		911,152

Variable-Rate Obligations 6.0% of net assets

Barclays Bank PLC
1.62%, 05/21/09	7,000	7,000
City of Palm Springs, CA
1.80%, 04/02/09 (a)	8,000	8,000
Commonwealth Bank of Australia
1.43%, 05/05/09	5,000	5,000

Fannie Mae
1.24%, 04/13/09	25,000	24,978
Freddie Mac
1.19%, 06/24/09	1,000	1,000
Goldman Sachs & Co., (FDIC Insured)
2.02%, 06/16/09 (a)(d)(f)	5,000	5,000
New York City IDA
1.75%, 04/02/09 (a)	125	125
Royal Bank of Canada
1.45%, 05/19/09	10,000	10,000
Societe Generale
1.16%, 06/11/09	2,000	2,000

Total Variable-Rate Obligations (Cost $63,103)		63,103

Issuer	Face/Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Other Investment 7.0% of net assets

Repurchase Agreement 7.0%
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $75,293
0.28%, issued 03/31/09, due 04/01/09	73,813	73,812

Total Other Investment (Cost $73,812)		73,812

End of Investments.
(All dollar amounts are x 1,000.)

At 03/31/09, the tax basis cost of the fund’s investments was $1,048,067.

(a)	Credit-enhanced security.

(b)	Asset-backed security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $189,927 or 18.0% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $7,365 or 0.7% of net assets.

3

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

(e)	Security is in default. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 under the Investment Company Act of 1940. As required under Rule 2a-7, the Board of Trustees of the fund’s met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund’s to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the fund’s that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the fund’s met on February 21, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund’s to dispose of the Notes at that time. On October 27, 2008, the Issuer of Whistlejacket, through its receiver, made a partial distribution, reflecting payment of principal and interest to all senior creditors of Whistlejacket. The fund received a distribution of $692.

(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that it is backed by the full faith and credit of the United States.

4

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Treasury Guaranty Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through September 18, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties
Level 1 — Quoted Prices	$0
Level 2 — Other Significant Observable Inputs	1,048,067
Level 3 — Significant Unobservable Inputs	0

Total	$1,048,067

REG47699MAR09

5

The Charles Schwab Family of Funds
Schwab Investor Money Fund®
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and he maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

89.1%	Fixed-Rate Obligations	2,118,299	2,118,299
7.5%	Variable-Rate Obligations	179,430	179,430
3.7%	Other Investment	87,777	87,777

100.3%	Total Investments	2,385,506	2,385,506
(0.3)%	Other Assets and Liabilities, Net		(6,644)

100.0%	Net Assets		2,378,862

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Fixed-Rate Obligations 89.1% of net assets

Bank Notes 1.3%
Bank of America, N.A., (FDIC Insured)
0.52%, 06/09/09 (f)	10,000	10,000
Wells Fargo Bank, N.A.
0.25%, 04/13/09	16,000	16,000
0.25%, 04/21/09	5,000	5,000

		31,000

Certificates of Deposit 31.8%
Australia & New Zealand Banking Group Ltd.
0.75%, 04/27/09	4,000	4,000
0.76%, 06/04/09	20,000	20,001
Banco Bilbao Vizcaya Argentaria S.A.
0.50%, 04/15/09	15,000	15,000
Bank of America, N.A.
0.40%, 04/15/09	1,000	1,000
0.62%, 04/28/09	12,000	12,000
0.60%, 05/18/09	21,000	21,000
0.80%, 06/05/09	13,000	13,000
1.25%, 08/07/09	1,000	1,000
1.39%, 09/04/09	16,000	16,000
Bank of Nova Scotia
0.55%, 04/07/09	10,000	10,000
0.55%, 04/09/09	10,000	10,000
0.50%, 04/20/09	3,000	3,000
Bank of Tokyo Mitsubishi UFJ Ltd.
1.20%, 04/02/09	3,000	3,000
1.40%, 04/03/09	5,000	5,000
Barclays Bank PLC
1.25%, 05/11/09	4,000	4,000
1.35%, 05/28/09	1,000	1,000
1.40%, 06/08/09	14,000	14,000
1.37%, 06/10/09	1,000	1,000
BNP Paribas
1.20%, 04/02/09	28,000	28,000
0.87%, 04/07/09	25,000	25,000
0.86%, 04/09/09	2,000	2,000
0.75%, 04/13/09	1,000	1,000
0.90%, 04/30/09	2,000	2,000
0.98%, 05/06/09	13,000	13,000
1.02%, 05/20/09	3,000	3,000
0.97%, 06/03/09	10,000	10,000
0.98%, 07/07/09	1,000	1,000
1.05%, 07/09/09	1,000	1,000
1.05%, 07/10/09	6,000	6,000
1.20%, 07/16/09	4,000	4,000
Chase Bank (USA), N.A.
0.40%, 04/06/09	6,000	6,000
0.40%, 04/08/09	20,000	20,000
0.51%, 04/09/09	13,000	13,000
0.50%, 04/13/09	7,000	7,000
0.35%, 04/16/09	2,000	2,000
Citibank, N.A.
0.85%, 04/23/09	25,000	25,000
1.00%, 04/28/09	30,000	30,000
Commonwealth Bank of Australia
0.70%, 04/23/09	13,000	13,000
0.90%, 05/08/09	10,000	10,000
Credit Agricole S.A.
0.72%, 04/17/09	10,000	10,000
1.00%, 05/04/09	9,000	9,000
1.12%, 06/02/09	7,000	7,000
1.00%, 06/04/09	6,000	6,000
1.00%, 06/05/09	4,000	4,000
DnB NOR Bank ASA
0.80%, 05/15/09	9,000	9,000
0.80%, 06/03/09	3,000	3,000
HSBC Bank PLC
0.81%, 04/06/09	2,000	2,000
0.95%, 06/09/09	10,000	10,000
1.00%, 06/11/09	10,000	10,000
1.00%, 06/18/09	8,000	8,000
Intesa Sanpaolo
0.97%, 05/26/09	10,000	10,000
1.05%, 06/09/09	2,000	2,000
Lloyds TSB Bank PLC
1.33%, 04/07/09	1,000	1,000
1.21%, 06/03/09	1,000	1,000
1.28%, 06/10/09	13,000	13,000
Mitsubishi UFJ Trust & Banking Corp.
1.40%, 04/02/09	5,000	5,000

1

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
1.40%, 04/03/09	10,000	10,000
1.22%, 05/18/09	10,000	10,000
1.25%, 05/27/09	4,000	4,000
Mizuho Corporate Bank Ltd.
0.95%, 05/11/09	12,000	12,000
0.95%, 05/12/09	16,000	16,000
0.95%, 05/15/09	8,000	8,000
National Australia Bank Ltd.
0.60%, 04/17/09	1,000	1,000
0.75%, 06/19/09	23,000	23,000
0.65%, 06/26/09	5,000	5,000
0.60%, 07/01/09	6,000	6,000
Nordea Bank Finland PLC
0.63%, 05/01/09	3,000	3,000
Rabobank Nederland
0.55%, 04/08/09	11,000	11,000
1.00%, 09/10/09	11,000	11,000
1.00%, 09/17/09	22,000	22,000
Royal Bank of Scotland PLC
1.25%, 04/09/09	5,000	5,000
1.40%, 06/25/09	6,000	6,000
Societe Generale
0.95%, 06/11/09	1,000	1,000
1.17%, 07/13/09	11,000	11,000
Sumitomo Mitsui Banking Corp.
0.55%, 04/01/09	8,000	8,000
1.05%, 06/01/09	10,000	10,000
1.00%, 06/05/09	2,000	2,000
Sumitomo Trust & Banking Co.
1.40%, 04/03/09	3,000	3,000
Svenska Handelsbanken AB
0.54%, 04/20/09	13,000	13,000
0.92%, 05/13/09	1,000	1,000
0.92%, 05/20/09	5,000	5,000
Toronto Dominion Bank
1.00%, 08/14/09	27,000	27,015
1.47%, 11/12/09	2,000	2,000
1.50%, 12/11/09	7,000	7,000
Union Bank, N.A.
0.60%, 06/29/09	3,000	3,000
0.65%, 04/16/09	6,000	6,000
Westpac Banking Corp.
0.70%, 06/12/09	18,000	18,000

		756,016

Commercial Paper & Other Corporate Obligations 27.1%
Alpine Securitzation Corp.
0.43%, 04/23/09 (a)(b)(c)	11,000	10,997
Atlantis One Funding Corp.
0.62%, 04/24/09 (a)(b)(c)	6,000	5,998
0.62%, 04/29/09 (a)(b)(c))	2,000	1,999
0.72%, 05/04/09 (a)(b)(c)	40,000	39,974
0.97%, 06/08/09 (a)(b)(c))	2,000	1,996
Australia & New Zealand Banking Group
0.72%, 05/27/09	2,000	1,998
0.72%, 05/28/09	10,000	9,989
Cancara Asset Securitization, L.L.C.
1.00%, 04/14/09 (a)(b)(c)	25,000	24,991
1.05%, 05/07/09 (a)(b)(c)	1,000	999
CBA (Delaware) Finance, Inc.
0.70%, 04/08/09 (a)	10,000	9,999
0.66%, 04/15/09 (a)	1,000	1,000
0.75%, 06/02/09 (a)	2,000	1,997
Chariot Funding, L.L.C.
0.47%, 04/15/09 (a)(b)(c)	3,000	2,999
0.45%, 04/17/09 (a)(b)(c)	11,000	10,998
0.47%, 04/17/09 (a)(b)(c)	3,023	3,022
0.40%, 04/21/09 (a)(b)(c)	1,527	1,527
0.40%, 04/27/09 (a)(b)(c)	10,000	9,997
0.50%, 06/22/09 (a)(b)(c)	7,000	6,992
Citigroup Funding, Inc., (FDIC Insured)
0.30%, 04/06/09 (a)(f)	21,000	20,999
0.30%, 04/08/09 (a)(f)	14,000	13,999
0.55%, 06/12/09 (a)(f)	3,000	2,997
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.90%, 04/13/09 (b)(c)	23,000	22,993
0.82%, 04/29/09 (b)(c)	1,000	999
1.35%, 06/05/09 (b)(c)	4,000	3,990
Danske Corp.
1.15%, 06/19/09 (a)(c)	16,000	15,960
1.20%, 06/26/09 (a)(c)	8,000	7,977
Falcon Asset Securitization Corp.
0.53%, 04/21/09 (a)(b)(c)	5,000	4,999
Gemini Securitization Corp., L.L.C.
0.50%, 04/01/09 (a)(b)(c)	1,000	1,000
0.75%, 04/17/09 (a)(b)(c)	24,000	23,992
0.80%, 04/29/09 (a)(b)(c)	4,000	3,998
0.80%, 05/05/09 (a)(b)(c)	1,000	999
General Electric Capital Corp., (FDIC Insured)
0.40%, 05/06/09 (f)	10,000	9,996
0.37%, 05/13/09 (f)	9,000	8,996
0.37%, 05/14/09 (f)	8,000	7,996
0.60%, 06/08/09 (f)	1,000	999
0.65%, 08/25/09 (f)	12,000	11,968
0.58%, 09/11/09 (f)	12,000	11,969
General Electric Co.
0.20%, 04/30/09	21,000	20,997
Jupiter Securitization Corp.
0.30%, 04/02/09 (a)(b)(c)	30,000	30,000
Kitty Hawk Funding Corp.
0.69%, 05/22/09 (a)(b)(c)	2,000	1,998
0.60%, 06/01/09 (a)(b)(c)	14,000	13,986
0.74%, 06/09/09 (a)(b)(c)	4,000	3,994
Nationwide Building Society U.S.
1.26%, 06/18/09	7,000	6,981
Nestle Capital Corp.
0.37%, 06/16/09 (c)	5,000	4,996
Nokia Corp.
0.55%, 04/15/09 (c)	10,000	9,998
Nordea North America, Inc.
0.88%, 05/05/09 (a)	2,000	1,998
Old Line Funding, L.L.C.
0.75%, 05/05/09 (a)(b)(c)	5,000	4,996

2

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.67%, 05/12/09 (a)(b)(c)	7,593	7,587
0.65%, 05/15/09 (a)(b)(c)	5,000	4,996
0.65%, 05/22/09 (a)(b)(c)	3,519	3,516
Proctor and Gamble Co.
0.37%, 06/16/09	10,000	9,992
Rabobank USA Financial Corp.
0.75%, 06/02/09 (a)	3,000	2,996
Ranger Funding Co., L.L.C.
0.50%, 04/20/09 (a)(b)(c)	10,000	9,997
0.50%, 04/21/09 (a)(b)(c)	11,000	10,997
0.65%, 04/24/09 (a)(b)(c)	9,000	8,996
0.75%, 06/09/09 (a)(b)(c)	13,000	12,981
Sheffield Receivables Corp.
0.60%, 04/06/09 (a)(b)(c)	20,000	19,998
0.55%, 05/07/09 (a)(b)(c)	1,000	999
Societe Generale North America, Inc.
0.89%, 04/07/09 (a)	8,000	7,999
0.84%, 04/14/09 (a)	1,000	1,000
Thames Asset Global Securitization No. 1, Inc.
0.55%, 04/07/09 (a)(b)(c)	3,000	3,000
0.55%, 04/14/09 (a)(b)(c)	7,000	6,999
0.53%, 04/23/09 (a)(b)(c)	11,000	10,996
Thunder Bay Funding, L.L.C.
0.75%, 05/06/09 (a)(b)(c)	5,000	4,996
0.65%, 05/07/09 (a)(b)(c)	10,000	9,994
Ticonderoga Funding, L.L.C.
0.40%, 04/16/09 (a)(b)(c)	3,000	3,000
0.45%, 04/16/09 (a)(b)(c)	5,000	4,999
Variable Funding Capital Corp.
0.45%, 04/14/09 (a)(b)(c)	17,000	16,997
0.68%, 04/27/09 (a)(b)(c)	2,000	1,999
0.37%, 05/05/09 (a)(b)(c)	1,000	1,000
0.62%, 05/29/09 (a)(b)(c)	4,000	3,996
0.60%, 06/08/09 (a)(b)(c)	1,000	999
Westpac Banking Corp.
0.56%, 04/23/09 (c)	2,000	1,999
Westpac Securities NZ Ltd.
1.26%, 05/29/09 (a)(c)	4,000	3,992
Whistlejacket Capital, L.L.C., (SIV)
- , 03/25/08 (b)(c)(d)(e)	1,577	1,577
- , 04/15/08 (b)(c)(d)(e)	3,155	3,155
- , 05/19/08 (b)(c)(d)(e)	1,577	1,577
- , 06/16/08 (b)(c)(d)(e)	1,577	1,577
Yorktown Capital, L.L.C.
0.65%, 04/23/09 (a)(b)(c)	1,000	1,000
0.65%, 04/24/09 (a)(b)(c)	14,000	13,994
0.72%, 06/10/09 (a)(b)(c)	20,000	19,972

		644,114

Fixed-Rate Discount Notes 28.9%
Fannie Mae
0.35%, 04/02/09	50,000	50,000
1.21%, 04/27/09	23,000	22,980
1.16%, 05/01/09	44,000	43,958
1.31%, 06/22/09	34,000	33,899
0.50%, 07/01/09	11,000	10,986
0.50%, 07/02/09	5,000	4,994
0.76%, 12/01/09	6,000	5,969
Federal Home Loan Bank
0.36%, 04/17/09	20,000	19,997
0.34%, 04/20/09	55,000	54,990
0.35%, 05/01/09	10,178	10,175
0.38%, 05/08/09	21,000	20,992
0.38%, 05/12/09	55,000	54,976
0.60%, 08/14/09	20,000	19,955
1.22%, 12/04/09	9,000	8,926
Freddie Mac
1.18%, 04/24/09	3,000	2,998
1.16%, 05/11/09	113,000	112,856
0.40%, 05/19/09	24,000	23,987
1.37%, 05/26/09	3,000	2,994
0.30%, 05/28/09	6,000	5,997
0.50%, 06/05/09	22,000	21,980
0.60%, 09/02/09	17,000	16,956
0.61%, 09/15/09	90,000	89,745
0.60%, 09/21/09	16,000	15,954
0.60%, 09/23/09	22,000	21,936
0.70%, 09/23/09	9,000	8,969

		687,169

Total Fixed-Rate Obligations (Cost $2,118,299)		2,118,299

Variable-Rate Obligations 7.5% of net assets

California Pollution Control Financing Authority
1.25%, 04/01/09 (a)	1,000	1,000
Eagle County Colorado Taxable Housing Facilities
1.70%, 04/02/09 (a)	1,500	1,500
Fannie Mae
1.24%, 04/13/09	85,000	84,935
Federal Home Loan Bank
0.63%, 06/22/09	10,000	10,000
Freddie Mac
0.71%, 06/18/09	15,000	15,000
1.19%, 06/24/09	15,000	14,995
Goldman Sachs & Co., (FDIC Insured)
2.02%, 06/16/09 (d)(f)	8,000	8,000
Royal Bank of Canada
1.45%, 05/19/09	25,000	25,000
Societe Generale
1.16%, 06/11/09 (a)	15,000	15,000
Westpac Banking Corp.
1.55%, 05/20/09	4,000	4,000

Total Variable-Rate Obligations (Cost $179,430)		179,430

3

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Other Investment 3.7% of net assets

Repurchase Agreement 3.7%
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $89,534.
0.28%, issued 03/31/09, due 04/01/09	87,778	87,777

Total Other Investment (Cost $87,777)		87,777

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/09, the tax basis cost of the fund’s investments was $2,385,506.

(a)	Credit-enhanced security.

(b)	Asset-backed security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $477,249 or 20.1% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $15,886 or 0.7% of net assets.

(e)	Security is in default. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 under the Investment Company Act of 1940. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the fund that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the fund met on February 21, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On October 27, 2008, the Issuer of Whistlejacket, through its receiver, made a partial distribution, reflecting payment of principal and interest to all senior creditors of Whistlejacket. The fund received a distribution of $2,308.

(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that it is backed by the full faith and credit of the United States.

4

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Treasury Guaranty Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through September 18, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	2,385,506
Level 3 — Significant Unobservable Inputs	—

Total	$2,385,506

*	The fund had no Other Financial Instruments
REG47700MAR09

5

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money FundTM
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

10.0%	U.S. Government Agency Securities	2,783,563	2,783,563
86.4%	U.S. Government Securities	24,021,771	24,021,771
5.4%	Variable-Rate Obligations	1,499,889	1,499,889

101.8%	Total Investments	28,305,223	28,305,223
(1.8)%	Other Assets and Liabilities, Net		(492,125)

100.0%	Net Assets		27,813,098

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
U.S. Government Agency Securities 10.0% of net assets

Fixed-Rate Discount Notes 10.0%
Fannie Mae
0.25%, 06/24/09	46,720	46,693
0.37%, 08/14/09	25,630	25,595
0.48%, 10/07/09	40,000	39,899
Federal Home Loan Bank
0.30%, 04/16/09	50,000	49,994
0.31%, 04/23/09	596,070	595,957
0.35%, 04/16/09	61,645	61,636
0.38%, 04/23/09	800,000	799,814
0.40%, 04/30/09	300,000	299,903
0.60%, 09/09/09	410,000	408,900
Freddie Mac
0.35%, 04/20/09	130,000	129,976
0.45%, 06/04/09	130,000	129,896
0.60%, 07/30/09	100,000	99,800
0.60%, 09/23/09	23,000	22,933
0.60%, 09/25/09	72,782	72,567

Total U.S. Government Agency Securities (Cost $2,783,563)		2,783,563

U.S. Government Securities 86.4% of net assets

Treasury Notes 2.1%
U.S. Treasury Notes
3.88%, 05/15/09	32,200	32,341
4.88%, 05/15/09	85,700	86,177
4.63%, 07/31/09	150,000	152,174
6.00%, 08/15/09	100,000	102,132
2.13%, 01/31/10	100,000	101,144
6.50%, 02/15/10	100,000	104,971

		578,939

U.S. Treasury Bills 84.3%
U.S. Treasury Bills
0.03%, 04/02/09	2,700	2,700
0.04%, 04/02/09	116,590	116,590
0.05%, 04/02/09	181,835	181,835
0.10%, 04/02/09	250,000	249,999
0.12%, 04/02/09	500,000	499,998
0.20%, 04/02/09	186,290	186,289
0.50%, 04/02/09	400,000	399,994
0.78%, 04/02/09	30,000	29,999
0.82%, 04/02/09	200,000	199,995
1.17%, 04/02/09	35,000	34,999
0.14%, 04/09/09	700,000	699,979
0.15%, 04/09/09	1,800,000	1,799,940
0.20%, 04/09/09	100,000	99,996
0.85%, 04/09/09	250,000	249,953
1.01%, 04/09/09	5,000	4,999
0.58%, 04/16/09	185,000	184,955
0.63%, 04/16/09	165,000	164,957
1.03%, 04/16/09	250,000	249,894
1.04%, 04/16/09	100,000	99,957
0.12%, 04/23/09	63,270	63,266
0.14%, 04/23/09	924,880	924,801
0.65%, 04/23/09	200,000	199,921
0.66%, 04/23/09	150,000	149,939
1.82%, 04/23/09	100,000	99,890
0.70%, 04/29/09	600,000	599,673
1.34%, 04/29/09	200,000	199,793
1.36%, 04/29/09	50,000	49,947
0.15%, 04/30/09	558,850	558,782
0.17%, 04/30/09	500,000	499,934
0.04%, 05/07/09	30,000	29,999
0.27%, 05/07/09	300,000	299,919
0.82%, 05/07/09	220,000	219,820
0.20%, 05/14/09	250,000	249,942
0.34%, 05/14/09	400,000	399,838
0.81%, 05/14/09	400,000	399,613
0.88%, 05/14/09	52,505	52,450
0.53%, 05/15/09	75,000	74,951
0.71%, 05/15/09	50,000	49,957
0.82%, 05/15/09	400,000	399,599
0.05%, 05/21/09	17,700	17,699
0.21%, 05/21/09	85,770	85,745
0.90%, 05/21/09	500,000	499,375

1

Schwab U.S. Treasury Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.30%, 05/28/09	150,000	149,929
0.54%, 05/28/09	200,000	199,831
0.58%, 05/28/09	250,000	249,772
0.16%, 06/04/09	60,000	59,983
0.18%, 06/04/09	125,000	124,960
0.28%, 06/04/09	181,580	181,490
0.30%, 06/04/09	39,050	39,029
0.33%, 06/04/09	80,795	80,748
0.48%, 06/04/09	70,000	69,940
0.17%, 06/11/09	185,460	185,398
0.20%, 06/11/09	1,100,000	1,099,566
0.22%, 06/11/09	250,000	249,891
0.25%, 06/11/09	50,000	49,975
0.28%, 06/11/09	96,365	96,312
0.30%, 06/11/09	250,000	249,852
0.24%, 06/18/09	500,000	499,740
0.25%, 06/18/09	1,200,000	1,199,361
0.24%, 06/24/09	125,000	124,930
0.52%, 06/24/09	100,000	99,879
1.32%, 06/24/09	75,000	74,771
0.18%, 06/25/09	177,505	177,429
0.19%, 06/25/09	215,000	214,905
0.22%, 06/25/09	105,000	104,945
0.23%, 06/25/09	243,930	243,800
0.29%, 06/25/09	400,000	399,731
0.24%, 07/02/09	136,185	136,100
0.25%, 07/02/09	14,405	14,396
0.27%, 07/02/09	360,085	359,841
0.30%, 07/02/09	525	525
0.31%, 07/02/09	100,000	99,921
0.54%, 07/02/09	200,000	199,727
0.55%, 07/02/09	130,000	129,817
0.61%, 07/02/09	200,000	199,688
1.03%, 07/02/09	100,000	99,739
1.09%, 07/02/09	50,000	49,862
1.34%, 07/02/09	150,000	149,490
1.52%, 07/02/09	100,000	99,617
0.31%, 07/09/09	300,000	299,744
0.32%, 07/09/09	400,000	399,650
0.33%, 07/23/09	1,980	1,978
0.28%, 08/06/09	200,000	199,802
0.35%, 08/06/09	400,000	399,506
0.37%, 08/06/09	200,000	199,739
0.49%, 08/13/09	400,000	399,270
0.38%, 08/20/09	73,000	72,893
0.34%, 08/27/09	97,000	96,864
0.42%, 09/15/09	400,000	399,221
0.44%, 09/17/09	200,000	199,587
0.45%, 09/17/09	200,000	199,582
0.37%, 10/22/09	50,000	49,897
0.47%, 10/22/09	240,000	239,361
0.49%, 10/22/09	180,000	179,503
0.95%, 10/22/09	45,000	44,760
0.49%, 11/19/09	500,000	498,421
0.39%, 12/17/09	17,350	17,301
0.71%, 12/17/09	200,000	198,982

		23,442,832

Total U.S. Government Securities (Cost $24,021,771)		24,021,771

Variable-Rate Obligations 5.4% of net assets

Fannie Mae
1.24%, 04/13/09	1,000,000	1,000,000
Freddie Mac
1.06%, 04/14/09	500,000	499,889

Total Variable-Rate Obligations (Cost $1,499,889)		1,499,889

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/09, the tax basis cost of the fund’s investments was $28,305,223.

2

Schwab U.S. Treasury Money Fund
Portfolio Holdings (Unaudited) continued
Treasury Guarantee Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through April 30, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties
Level 1 — Quoted Prices	$0
Level 2 — Other Significant Observable Inputs	28,305,223
Level 3 — Significant Unobservable Inputs	0

Total	$28,305,223

REG47702MAR09

3

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund®
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

86.8%	Fixed-Rate Obligations	43,558,579	43,558,579
8.8%	Variable-Rate Obligations	4,430,794	4,430,794
4.5%	Other Investment	2,240,823	2,240,823

100.1%	Total Investments	50,230,196	50,230,196
(0.1)%	Other Assets and Liabilities, Net		(41,410)

100.0%	Net Assets		50,188,786

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Fixed-Rate Obligations 86.8% of net assets

Bank Notes 3.0%
Bank of America, N.A. (FDIC Insured)
0.53%, 05/14/09 (f)	272,000	272,000
0.54%, 06/08/09 (f)	171,000	171,000
0.52%, 06/09/09 (f)	300,000	300,000
0.75%, 08/24/09 (f)	165,000	165,000
Wells Fargo Bank, N.A.
0.25%, 04/06/09	192,000	192,000
0.25%, 04/21/09	424,000	424,000

		1,524,000

Certificates of Deposit 33.8%
Australia & New Zealand Banking Group Ltd.
1.05%, 04/02/09	50,000	50,000
0.47%, 04/16/09	40,000	40,000
0.75%, 04/27/09	50,000	50,000
0.80%, 05/01/09	58,000	58,000
0.90%, 05/07/09	50,000	50,000
0.76%, 06/04/09	50,000	50,001
0.72%, 06/11/09	122,000	122,000
0.73%, 06/15/09	175,000	175,000
Banco Bilbao Vizcaya Argentaria S.A.
0.50%, 04/15/09	350,000	350,000
0.50%, 04/16/09	72,000	72,000
0.60%, 04/22/09	55,000	55,000
Bank of America, N.A.
0.62%, 04/28/09	97,000	97,000
0.80%, 06/05/09	220,000	220,000
1.25%, 08/07/09	68,000	68,000
1.39%, 09/04/09	484,000	484,000
Bank of Nova Scotia
0.55%, 04/09/09	50,000	50,000
0.55%, 04/14/09	198,000	198,000
0.50%, 04/20/09	40,000	40,000
0.68%, 04/22/09	270,000	270,000
0.77%, 05/19/09	180,000	180,002
0.75%, 06/16/09	39,000	39,001
Bank of Tokyo Mitsubishi UFJ Ltd.
1.20%, 04/02/09	214,000	214,000
1.40%, 04/03/09	200,000	200,000
1.03%, 04/21/09	13,000	13,000
1.10%, 05/05/09	200,000	200,000
Barclays Bank PLC
0.79%, 04/09/09	12,000	12,000
1.20%, 04/29/09	222,000	222,000
1.25%, 05/11/09	6,000	6,000
1.40%, 06/08/09	317,000	317,000
1.38%, 06/11/09	110,000	110,000
BNP Paribas
0.87%, 04/07/09	551,000	551,000
0.75%, 04/13/09	23,000	23,000
0.70%, 04/20/09	15,000	15,000
0.93%, 04/29/09	100,000	100,000
0.90%, 04/30/09	20,000	20,000
0.98%, 05/06/09	240,000	240,000
0.97%, 06/03/09	179,000	179,000
0.98%, 07/07/09	24,000	24,000
1.05%, 07/09/09	230,000	230,000
1.05%, 07/10/09	244,000	244,000
1.20%, 07/16/09	257,000	257,000
1.17%, 07/17/09	175,000	175,000
Chase Bank (USA), N.A.
0.50%, 04/13/09	77,000	77,000
0.35%, 04/16/09	175,000	175,000
0.50%, 04/16/09	211,000	211,000
0.50%, 04/21/09	95,000	95,000
0.55%, 06/17/09	474,000	474,000
Citibank, N.A.
0.85%, 04/23/09	190,000	190,000
1.00%, 04/28/09	36,000	36,000
1.20%, 06/05/09	200,000	200,000
1.30%, 06/10/09	21,000	21,000
1.30%, 06/11/09	236,000	236,000
1.32%, 06/11/09	187,000	187,000
1.32%, 06/15/09	165,000	165,000
Commonwealth Bank of Australia
0.70%, 04/23/09	127,000	127,000
0.75%, 05/05/09	48,000	48,000
0.90%, 05/08/09	80,000	80,000
Credit Agricole S.A.
0.72%, 04/17/09	248,000	248,000
0.65%, 04/22/09	77,000	77,000
1.00%, 05/04/09	45,000	45,000

1

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
1.08%, 05/13/09	146,000	146,000
1.12%, 06/02/09	255,000	255,000
DnB NOR Bank ASA
0.80%, 05/15/09	128,000	128,000
HSBC Bank PLC
0.81%, 04/06/09	20,000	20,000
1.00%, 04/06/09	205,000	205,000
0.85%, 05/05/09	109,000	109,000
1.00%, 06/11/09	183,000	183,000
Intesa Sanpaolo
0.97%, 06/01/09	68,000	68,000
1.05%, 06/09/09	89,000	89,001
Lloyds TSB Bank PLC
1.21%, 06/03/09	310,000	310,000
1.28%, 06/10/09	80,000	80,001
1.25%, 06/12/09	355,000	355,003
Mitsubishi UFJ Trust & Banking Corp.
1.40%, 04/02/09	46,000	46,000
1.40%, 04/03/09	40,000	40,000
1.24%, 05/08/09	100,000	100,000
1.25%, 05/27/09	15,000	15,000
Mizuho Corporate Bank Ltd.
0.50%, 04/09/09	234,000	234,000
0.95%, 05/13/09	100,000	100,000
0.95%, 05/15/09	180,000	180,000
National Australia Bank Ltd.
0.90%, 05/08/09	100,000	100,001
0.75%, 06/18/09	400,000	400,000
0.65%, 06/26/09	200,000	200,000
0.60%, 07/01/09	50,000	50,000
Nordea Bank Finland PLC
0.68%, 04/29/09	40,000	40,000
0.63%, 05/01/09	230,000	230,000
Rabobank Nederland
0.55%, 04/08/09	334,000	334,000
1.00%, 09/03/09	325,000	325,000
1.01%, 09/10/09	50,000	50,000
1.00%, 09/10/09	250,000	249,998
1.00%, 09/17/09	10,000	10,000
Royal Bank of Canada
1.00%, 09/11/09	14,000	14,000
Royal Bank of Scotland PLC
1.40%, 04/08/09	125,000	125,000
1.34%, 04/08/09	184,000	184,000
1.50%, 07/23/09	50,000	50,002
Societe Generale
0.65%, 04/09/09	78,000	78,000
0.85%, 04/09/09	18,000	18,000
1.11%, 07/09/09	213,000	213,000
1.17%, 07/13/09	244,000	244,000
State Street Bank & Trust Co., N.A.
0.50%, 04/17/09	156,000	156,000
Sumitomo Mitsui Banking Corp.
0.55%, 04/01/09	74,000	74,000
1.15%, 05/06/09	90,000	90,000
0.90%, 05/06/09	57,000	57,001
1.16%, 05/07/09	100,000	100,000
1.05%, 06/01/09	140,000	140,002
1.00%, 06/05/09	50,000	50,000
Sumitomo Trust & Banking Co.
1.40%, 04/03/09	99,000	99,000
1.17%, 05/04/09	50,000	50,000
1.15%, 05/29/09	57,000	57,000
Svenska Handelsbanken AB
0.54%, 04/20/09	192,000	192,001
0.92%, 05/13/09	38,000	38,001
0.82%, 05/20/09	107,000	107,001
0.95%, 06/09/09	30,000	30,000
Toronto Dominion Bank
0.90%, 07/06/09	15,000	15,000
1.00%, 08/14/09	28,000	28,015
1.00%, 09/08/09	381,000	381,000
1.00%, 09/16/09	57,000	57,000
1.00%, 09/17/09	37,000	37,000
1.50%, 12/11/09	250,000	250,000
Union Bank, N.A.
0.60%, 06/29/09	93,000	93,000
0.65%, 04/16/09	8,000	8,000
Westpac Banking Corp.
0.70%, 06/12/09	415,000	415,000
0.60%, 07/01/09	70,000	70,000

		16,934,031

Commercial Paper & Other Corporate Obligations 24.1%
Alpine Securitization Corp.
0.43%, 04/23/09 (a)(b)(c)	190,000	189,951
0.65%, 04/23/09 (a)(b)(c)	25,000	24,990
0.55%, 05/20/09 (a)(b)(c)	40,000	39,970
Amsterdam Funding Corp.
0.53%, 04/14/09 (a)(b)(c)	17,000	16,997
ANZ National (Int’l) Ltd.
0.78%, 06/25/09 (a)	101,000	100,814
Atlantis One Funding Corp.
0.60%, 04/22/09 (a)(b)(c)	19,000	18,993
0.60%, 04/23/09 (a)(b)(c)	109,000	108,960
0.62%, 04/24/09 (a)(b)(c)	27,000	26,989
0.62%, 04/29/09 (a)(b)(c)	128,000	127,938
0.72%, 05/04/09 (a)(b)(c)	302,000	301,801
0.95%, 06/10/09 (a)(b)(c)	500,000	499,076
Australia & New Zealand Banking Group
0.72%, 05/27/09	41,000	40,954
0.72%, 05/28/09	100,000	99,886
Bank of America Corp. (FDIC Insured)
0.60%, 07/13/09 (f)	297,000	296,490
Cancara Asset Securitization, L.L.C.
0.90%, 04/06/09 (a)(b)(c)	315,000	314,961
0.82%, 04/09/09 (a)(b)(c)	13,000	12,998
1.05%, 04/29/09 (a)(b)(c)	4,000	3,997
1.05%, 05/04/09 (a)(b)(c)	225,000	224,783
1.05%, 05/07/09 (a)(b)(c)	14,000	13,985
CBA (Delaware) Finance, Inc.
0.70%, 04/08/09 (a)	12,000	11,998
0.66%, 04/15/09 (a)	10,000	9,997
0.57%, 04/23/09 (a)	50,000	49,983
0.79%, 05/26/09 (a)	138,000	137,833
0.75%, 06/02/09 (a)	129,000	128,833

2

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Chariot Funding, L.L.C.
0.24%, 04/01/09 (a)(b)(c)	71,001	71,001
0.25%, 04/01/09 (a)(b)(c)	50,000	50,000
0.50%, 04/03/09 (a)(b)(c)	51,000	50,999
0.47%, 04/15/09 (a)(b)(c)	94,070	94,053
0.47%, 04/17/09 (a)(b)(c)	40,000	39,992
Citigroup Funding, Inc. (FDIC Insured)
0.63%, 04/14/09 (a)(f)	203,000	202,954
0.20%, 04/17/09 (a)(f)	100,000	99,991
0.32%, 04/20/09 (a)(f)	200,000	199,966
0.30%, 04/30/09 (a)(f)	100,000	99,976
0.38%, 05/05/09 (a)(f)	100,000	99,964
0.35%, 05/12/09 (a)(f)	7,000	6,997
0.55%, 06/12/09 (a)(f)	118,000	117,870
0.50%, 06/16/09 (a)(f)	45,000	44,952
0.50%, 06/18/09 (a)(f)	45,000	44,951
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.85%, 04/01/09 (b)(c)	6,000	6,000
1.15%, 04/06/09 (b)(c)	192,000	191,969
0.90%, 04/13/09 (b)(c)	309,000	308,907
0.82%, 04/29/09 (b)(c)	104,000	103,934
1.30%, 06/12/09 (b)(c)	4,000	3,990
Danske Corp.
1.15%, 06/19/09 (a)(c)	516,000	514,698
1.20%, 07/14/09 (a)(c)	1,000	997
DnB NOR Bank ASA
0.70%, 05/14/09	233,000	232,805
Falcon Asset Securitization Corp.
0.53%, 04/21/09 (a)(b)(c)	25,000	24,993
0.58%, 05/05/09 (a)(b)(c)	28,000	27,985
Gemini Securitization Corp., L.L.C.
0.50%, 04/01/09 (a)(b)(c)	224,000	224,000
0.70%, 04/07/09 (a)(b)(c)	52,000	51,994
0.75%, 04/08/09 (a)(b)(c)	49,152	49,145
0.72%, 04/09/09 (a)(b)(c)	10,000	9,998
0.70%, 05/27/09 (a)(b)(c)	19,750	19,728
0.75%, 06/02/09 (a)(b)(c)	149,000	148,808
0.60%, 06/09/09 (a)(b)(c)	53,000	52,939
General Electric Capital Corp., (FDIC Insured)
0.20%, 04/13/09 (f)	141,000	140,991
0.20%, 04/14/09 (f)	200,000	199,986
0.40%, 05/06/09 (f)	94,000	93,963
0.33%, 05/13/09 (f)	144,000	143,945
0.37%, 05/13/09 (f)	163,000	162,930
0.37%, 05/14/09 (f)	182,000	181,920
0.60%, 06/08/09 (f)	30,000	29,966
0.65%, 08/25/09 (f)	276,000	275,272
0.65%, 08/26/09 (f)	266,000	265,294
0.58%, 09/11/09 (f)	83,000	82,782
General Electric Capital Services
0.37%, 04/16/09	115,000	114,982
General Electric Co.
0.20%, 04/30/09	131,000	130,979
JP Morgan Chase & Co.
0.30%, 04/09/09	44,000	43,997
Kitty Hawk Funding Corp.
0.55%, 04/06/09 (a)(b)(c)	36,000	35,997
0.70%, 05/18/09 (a)(b)(c)	36,000	35,967
0.72%, 05/18/09 (a)(b)(c)	41,632	41,593
0.69%, 05/22/09 (a)(b)(c)	67,000	66,935
0.74%, 06/09/09 (a)(b)(c)	50,000	49,929
Lloyds TSB Bank PLC
1.14%, 05/12/09	15,000	14,980
Nationwide Building Society U.S.
1.26%, 06/22/09	152,000	151,564
Nestle Capital Corp.
0.37%, 06/16/09 (c)	95,000	94,926
Nokia Corp.
0.55%, 04/15/09 (c)	100,000	99,979
0.75%, 04/16/09 (c)	50,000	49,984
0.60%, 05/07/09 (c)	31,850	31,831
Nordea North America, Inc.
0.88%, 05/05/09 (a)	57,000	56,953
Old Line Funding, L.L.C.
0.65%, 05/08/09 (a)(b)(c)	40,000	39,973
0.65%, 05/15/09 (a)(b)(c)	25,000	24,980
Park Avenue Receivables Co., L.L.C.
0.25%, 04/01/09 (a)(b)(c)	65,000	65,000
Proctor & Gamble Co.
0.37%, 06/16/09	32,000	31,975
Ranger Funding Co., L.L.C.
0.40%, 04/06/09 (a)(b)(c)	10,000	9,999
0.50%, 04/20/09 (a)(b)(c)	28,000	27,993
0.50%, 04/23/09 (a)(b)(c)	39,615	39,603
0.65%, 04/24/09 (a)(b)(c)	46,000	45,981
0.70%, 05/11/09 (a)(b)(c)	69,191	69,137
0.72%, 05/18/09 (a)(b)(c)	157,908	157,760
0.75%, 06/01/09 (a)(b)(c)	53,000	52,933
0.74%, 06/03/09 (a)(b)(c)	45,000	44,942
0.74%, 06/09/09 (a)(b)(c)	35,000	34,950
0.75%, 06/09/09 (a)(b)(c)	60,000	59,914
Roche Holdings, Inc.
0.35%, 06/15/09 (c)	50,000	49,964
Sheffield Receivables Corp.
0.60%, 04/06/09 (a)(b)(c)	80,000	79,993
0.65%, 05/27/09 (a)(b)(c)	30,000	29,970
Societe Generale North America, Inc.
1.02%, 06/02/09 (a)	20,000	19,965
Solitaire Funding, L.L.C.
1.10%, 04/06/09 (a)(b)(c)	70,000	69,989
0.90%, 04/14/09 (a)(b)(c)	7,000	6,998
0.85%, 04/15/09 (a)(b)(c)	10,000	9,997
0.95%, 04/22/09 (a)(b)(c)	9,000	8,995
1.05%, 04/27/09 (a)(b)(c)	195,000	194,852
1.05%, 04/29/09 (a)(b)(c)	17,000	16,986
1.08%, 04/29/09 (a)(b)(c)	175,000	174,853
0.82%, 05/08/09 (a)(b)(c)	22,000	21,981
Thames Asset Global Securitization No. 1, Inc.
0.60%, 04/07/09 (a)(b)(c)	19,000	18,998

3

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Thunder Bay Funding, L.L.C.
0.45%, 04/13/09 (a)(b)(c)	29,592	29,588
0.45%, 04/16/09 (a)(b)(c)	47,523	47,514
0.65%, 05/01/09 (a)(b)(c)	18,000	17,990
0.68%, 05/05/09 (a)(b)(c)	75,000	74,952
0.75%, 05/05/09 (a)(b)(c)	50,000	49,965
0.75%, 05/06/09 (a)(b)(c)	40,000	39,971
0.65%, 05/08/09 (a)(b)(c)	41,000	40,973
0.67%, 05/22/09 (a)(b)(c)	47,948	47,902
Ticonderoga Funding, L.L.C.
0.45%, 04/08/09 (a)(b)(c)	30,000	29,997
0.40%, 04/16/09 (a)(b)(c)	40,000	39,993
0.45%, 04/16/09 (a)(b)(c)	72,000	71,986
0.72%, 05/07/09 (a)(b)(c)	15,080	15,069
0.70%, 05/11/09 (a)(b)(c)	8,000	7,994
Variable Funding Capital Corp.
0.60%, 04/13/09 (a)(b)(c)	50,000	49,990
0.40%, 04/15/09 (a)(b)(c)	99,114	99,099
0.42%, 04/17/09 (a)(b)(c)	34,000	33,994
0.40%, 04/20/09 (a)(b)(c)	231,786	231,737
0.62%, 05/29/09 (a)(b)(c)	31,747	31,715
0.60%, 06/08/09 (a)(b)(c)	69,000	68,922
Westpac Securities NZ Ltd.
1.25%, 05/26/09 (a)(c)	30,000	29,943
1.26%, 05/29/09 (a)(c)	72,000	71,854
Whistlejacket Capital, L.L.C., (SIV)
- , 03/20/08 (b)(c)(d)(e)	14,982	14,982
- , 03/25/08 (b)(c)(d)(e)	42,579	42,579
- , 04/15/08 (b)(c)(d)(e)	33,127	33,127
- , 05/02/08 (b)(c)(d)(e)	23,656	23,656
- , 05/19/08 (b)(c)(d)(e)	7,096	7,096
- , 06/16/08 (b)(c)(d)(e)	26,811	26,811
- , 07/17/08 (b)(c)(d)(e)	39,421	39,421
- , 08/06/08 (b)(c)(d)(e)	47,306	47,306
- , 08/11/08 (b)(c)(d)(e)	118,251	118,250
Yorktown Capital, L.L.C.
0.65%, 04/23/09 (a)(b)(c)	6,000	5,998
0.50%, 04/24/09 (a)(b)(c)	80,000	79,974
0.65%, 04/24/09 (a)(b)(c)	242,438	242,337
0.70%, 05/18/09 (a)(b)(c)	17,079	17,063
0.72%, 05/18/09 (a)(b)(c)	273,616	273,359

		12,109,166
Fixed-Rate Coupon Notes 0.1%
Fannie Mae
1.25%, 12/10/09	50,000	50,896
Federal Home Loan Bank
1.25%, 11/20/09	15,000	15,283

		66,179

Fixed-Rate Discount Notes 25.8%
Fannie Mae
0.35%, 04/02/09	800,000	799,992
1.21%, 04/27/09	328,000	327,716
1.21%, 04/28/09	80,000	79,928
1.16%, 05/01/09	640,000	639,387
0.39%, 05/18/09	112,000	111,943
1.31%, 06/22/09	550,000	548,371
0.50%, 07/01/09	588,000	587,257
0.50%, 07/02/09	619,000	618,209
0.76%, 12/01/09	137,000	136,304
Federal Home Loan Bank
0.20%, 04/03/09	297,000	296,997
0.29%, 04/07/09	135,000	134,993
0.19%, 04/13/09	106,000	105,993
0.20%, 04/13/09	95,000	94,994
0.35%, 04/17/09	100,000	99,984
0.36%, 04/17/09	205,500	205,468
0.34%, 04/20/09	112,000	111,980
0.31%, 04/24/09	140,000	139,972
0.35%, 05/01/09	170,000	169,950
0.40%, 05/06/09	94,403	94,366
0.38%, 05/08/09	135,000	134,947
0.38%, 05/12/09	385,000	384,833
0.40%, 05/12/09	671,000	670,694
0.40%, 05/13/09	149,720	149,650
0.41%, 05/13/09	38,300	38,282
0.30%, 05/15/09	316,000	315,884
0.30%, 07/01/09	90,000	89,932
0.62%, 09/01/09	150,000	149,605
0.60%, 09/09/09	110,000	109,705
1.22%, 12/04/09	250,000	247,942
Freddie Mac
0.19%, 04/01/09	530,000	530,000
1.18%, 04/24/09	200,000	199,851
1.16%, 05/11/09	1,070,000	1,068,633
0.40%, 05/18/09	455,000	454,762
0.40%, 05/19/09	380,000	379,797
1.37%, 05/26/09	200,000	199,584
0.30%, 05/28/09	70,000	69,967
0.45%, 06/01/09	85,000	84,935
0.45%, 06/04/09	480,000	479,616
0.60%, 08/17/09	300,000	299,311
0.61%, 09/01/09	250,000	249,352
0.60%, 09/02/09	493,000	491,735
0.70%, 09/14/09	90,000	89,710
0.61%, 09/15/09	300,000	299,151
0.70%, 09/21/09	20,000	19,933
0.70%, 09/23/09	415,000	413,588

		12,925,203

Total Fixed-Rate Obligations (Cost $43,558,579)		43,558,579

Variable-Rate Obligations 8.8% of net assets

Bank of America, N.A.
1.37%, 04/30/09	400,000	400,000
1.44%, 05/06/09	100,000	100,000
Bank of America, N.A., (FDIC Insured)
1.19%, 05/05/09 (f)	115,000	115,000
Barclays Bank PLC
1.62%, 05/21/09	97,000	97,000
Commonwealth Bank of Australia
1.43%, 05/05/09	180,000	180,000
Deutsche Bank AG
1.46%, 06/22/09	200,000	200,000

4

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Fannie Mae
1.24%, 04/13/09	540,000	539,785
1.18%, 05/05/09	250,000	249,878
Federal Home Loan Bank
1.03%, 04/06/09	150,000	150,000
0.51%, 04/13/09	240,000	239,553
0.63%, 06/22/09	290,000	290,000
Freddie Mac
0.71%, 06/18/09	555,000	555,000
1.19%, 06/24/09	366,900	366,778
Goldman Sachs & Co. (FDIC Insured)
2.02%, 06/16/09 (c)(d)(f)	172,000	172,000
1.47%, 06/17/09 (f)	50,000	50,000
Intesa Sanpaolo
1.62%, 05/19/09	100,000	100,000
New Jersey Economic Development Authority
1.00%, 04/01/09 (a)	2,800	2,800
Rabobank Nederland
1.33%, 06/29/09	75,000	75,000
Royal Bank of Canada
1.45%, 05/19/09	180,000	180,000
Societe Generale
1.16%, 06/11/09	198,000	198,000
Svenska Handelsbanken AB
1.64%, 04/06/09 (a)(c)	50,000	50,000
Wells Fargo & Co.
0.71%, 04/15/09 (c)	120,000	120,000

Total Variable-Rate Obligations (Cost $4,430,794)		4,430,794

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Other Investment 4.5% of net assets

Repurchase Agreements 4.5%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $86,700.
0.10%, issued 03/31/2009, due 04/01/09	85,000	85,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $413,100.
0.24%, issued 03/31/2009, due 04/01/09	405,003	405,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $173,400.
0.18%, issued 03/31/09, due 04/01/09	170,001	170,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $219,300.
0.15%, issued 03/31/2009, due 04/01/09	215,001	215,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $169,144.
0.28%, issued 03/31/2009, due 04/01/09	165,825	165,823
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $102,003.
0.25%, issued 03/31/2009, due 04/01/09	100,001	100,000
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $265,200.
0.14%, issued 03/31/2009, due 04/01/09	260,001	260,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $244,800.
0.25%, issued 03/31/2009, due 04/01/09	240,002	240,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $612,000.
0.17%, issued 03/31/09, due 04/01/09	600,003	600,000

Total Other Investment (Cost $2,240,823)		2,240,823

End of Investments.
(All dollar amounts are x 1,000)
At 3/31/09, the tax basis cost of the fund’s investments was $50,230,196.

(a)	Credit-enhanced security.

(b)	Asset-backed security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,281,508 or 16.5% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $525,228 or 1.0% of net assets.

5

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
(e)	Security is in default. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 under the Investment Company Act of 1940. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the fund that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the fund met on February 21, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On October 27, 2008, the Issuer of Whistlejacket, through its receiver, made a partial distribution, reflecting payment of principal and interest to all senior creditors of Whistlejacket. The fund received a distribution of $103,455.

(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that it is backed by the full faith and credit of the United States.

6

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Treasury Guaranty Program
On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Fund will participate in the program for the extended period through September 18, 2009. Additional information regarding a fund’s participation in the Program is available in the fund’s prospectus. Additional information about the Program is available at http://www.ustreas.gov.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties
Level 1 — Quoted Prices	$0
Level 2 — Other Significant Observable Inputs	50,230,196
Level 3 — Significant Unobservable Inputs	0

Total	$50,230,196

REG47698MAR09

7

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Charles Schwab Family of Funds

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer
Date: 5/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer
Date: 5/15/2009

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: 5/15/2009